UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04118

Fidelity Securities Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Value Fund Fidelity® Small Cap Value Fund : FCPVX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Fund	$ 44	0.82%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,680,745,076
Number of Holdings	106
Portfolio Turnover	123%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	22.4
Industrials	17.6
Consumer Discretionary	10.4
Health Care	9.8
Real Estate	9.6
Information Technology	8.2
Materials	6.2
Energy	5.8
Consumer Staples	4.7
Utilities	4.0
Communication Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 2.7
Bermuda - 1.9
Brazil - 0.3

TOP HOLDINGS (% of Fund's net assets)
Old National Bancorp/IN	2.7
Axis Capital Holdings Ltd	2.2
Compass Inc Class A	2.2
UMB Financial Corp	2.2
BJ's Wholesale Club Holdings Inc	2.1
Sunoco LP	2.0
Signet Jewelers Ltd	2.0
CareTrust REIT Inc	2.0
Bank of Nt Butterfield & Son Ltd/The (United States)	1.9
Parsons Corp	1.9
21.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915271.101    1389-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class Z : FIKNX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.74%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,680,745,076
Number of Holdings	106
Portfolio Turnover	123%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	22.4
Industrials	17.6
Consumer Discretionary	10.4
Health Care	9.8
Real Estate	9.6
Information Technology	8.2
Materials	6.2
Energy	5.8
Consumer Staples	4.7
Utilities	4.0
Communication Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 2.7
Bermuda - 1.9
Brazil - 0.3

TOP HOLDINGS (% of Fund's net assets)
Old National Bancorp/IN	2.7
Axis Capital Holdings Ltd	2.2
Compass Inc Class A	2.2
UMB Financial Corp	2.2
BJ's Wholesale Club Holdings Inc	2.1
Sunoco LP	2.0
Signet Jewelers Ltd	2.0
CareTrust REIT Inc	2.0
Bank of Nt Butterfield & Son Ltd/The (United States)	1.9
Parsons Corp	1.9
21.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915272.101    3303-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class M : FCVTX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 73	1.36%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,680,745,076
Number of Holdings	106
Portfolio Turnover	123%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	22.4
Industrials	17.6
Consumer Discretionary	10.4
Health Care	9.8
Real Estate	9.6
Information Technology	8.2
Materials	6.2
Energy	5.8
Consumer Staples	4.7
Utilities	4.0
Communication Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 2.7
Bermuda - 1.9
Brazil - 0.3

TOP HOLDINGS (% of Fund's net assets)
Old National Bancorp/IN	2.7
Axis Capital Holdings Ltd	2.2
Compass Inc Class A	2.2
UMB Financial Corp	2.2
BJ's Wholesale Club Holdings Inc	2.1
Sunoco LP	2.0
Signet Jewelers Ltd	2.0
CareTrust REIT Inc	2.0
Bank of Nt Butterfield & Son Ltd/The (United States)	1.9
Parsons Corp	1.9
21.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915269.101    1386-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class I : FCVIX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.86%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,680,745,076
Number of Holdings	106
Portfolio Turnover	123%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	22.4
Industrials	17.6
Consumer Discretionary	10.4
Health Care	9.8
Real Estate	9.6
Information Technology	8.2
Materials	6.2
Energy	5.8
Consumer Staples	4.7
Utilities	4.0
Communication Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 2.7
Bermuda - 1.9
Brazil - 0.3

TOP HOLDINGS (% of Fund's net assets)
Old National Bancorp/IN	2.7
Axis Capital Holdings Ltd	2.2
Compass Inc Class A	2.2
UMB Financial Corp	2.2
BJ's Wholesale Club Holdings Inc	2.1
Sunoco LP	2.0
Signet Jewelers Ltd	2.0
CareTrust REIT Inc	2.0
Bank of Nt Butterfield & Son Ltd/The (United States)	1.9
Parsons Corp	1.9
21.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915270.101    1387-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class C : FCVCX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.86%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,680,745,076
Number of Holdings	106
Portfolio Turnover	123%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	22.4
Industrials	17.6
Consumer Discretionary	10.4
Health Care	9.8
Real Estate	9.6
Information Technology	8.2
Materials	6.2
Energy	5.8
Consumer Staples	4.7
Utilities	4.0
Communication Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 2.7
Bermuda - 1.9
Brazil - 0.3

TOP HOLDINGS (% of Fund's net assets)
Old National Bancorp/IN	2.7
Axis Capital Holdings Ltd	2.2
Compass Inc Class A	2.2
UMB Financial Corp	2.2
BJ's Wholesale Club Holdings Inc	2.1
Sunoco LP	2.0
Signet Jewelers Ltd	2.0
CareTrust REIT Inc	2.0
Bank of Nt Butterfield & Son Ltd/The (United States)	1.9
Parsons Corp	1.9
21.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915268.101    1385-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class A : FCVAX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.11%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,680,745,076
Number of Holdings	106
Portfolio Turnover	123%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	22.4
Industrials	17.6
Consumer Discretionary	10.4
Health Care	9.8
Real Estate	9.6
Information Technology	8.2
Materials	6.2
Energy	5.8
Consumer Staples	4.7
Utilities	4.0
Communication Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 2.7
Bermuda - 1.9
Brazil - 0.3

TOP HOLDINGS (% of Fund's net assets)
Old National Bancorp/IN	2.7
Axis Capital Holdings Ltd	2.2
Compass Inc Class A	2.2
UMB Financial Corp	2.2
BJ's Wholesale Club Holdings Inc	2.1
Sunoco LP	2.0
Signet Jewelers Ltd	2.0
CareTrust REIT Inc	2.0
Bank of Nt Butterfield & Son Ltd/The (United States)	1.9
Parsons Corp	1.9
21.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915267.101    1383-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Growth K6 Fund Fidelity® Small Cap Growth K6 Fund : FOCSX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth K6 Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth K6 Fund	$ 33	0.60%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,957,843,440
Number of Holdings	328
Portfolio Turnover	93%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Health Care	28.3
Industrials	26.6
Information Technology	17.4
Consumer Discretionary	9.8
Financials	7.3
Energy	2.6
Materials	2.1
Consumer Staples	1.7
Real Estate	1.6
Communication Services	1.1
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.9
Domestic Equity Funds - 0.6
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Thailand - 1.5
Canada - 1.2
United Kingdom - 1.1
Israel - 1.1
Italy - 0.9
Netherlands - 0.7
Australia - 0.5
Taiwan - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Bloom Energy Corp Class A	2.2
Nextpower Inc Class A	1.5
Fabrinet	1.5
BrightSpring Health Services Inc	1.5
OSI Systems Inc	1.2
Cogent Biosciences Inc	1.2
MACOM Technology Solutions Holdings Inc	1.1
Ensign Group Inc/The	1.1
Credo Technology Group Holding Ltd	1.0
Advanced Energy Industries Inc	1.0
13.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915351.101    2957-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Growth Fund Fidelity® Small Cap Growth Fund : FCPGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Fund	$ 46	0.84%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$7,841,087,249
Number of Holdings	325
Portfolio Turnover	89%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Health Care	28.9
Industrials	26.7
Information Technology	17.3
Consumer Discretionary	10.1
Financials	7.6
Energy	2.5
Materials	2.1
Consumer Staples	1.7
Real Estate	1.6
Communication Services	1.1
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 1.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Thailand - 1.5
Canada - 1.2
United Kingdom - 1.2
Israel - 1.1
Italy - 0.9
Netherlands - 0.8
Australia - 0.6
Japan - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Bloom Energy Corp Class A	2.3
Nextpower Inc Class A	1.5
Fabrinet	1.5
BrightSpring Health Services Inc	1.4
Cogent Biosciences Inc	1.2
MACOM Technology Solutions Holdings Inc	1.2
Ensign Group Inc/The	1.1
OSI Systems Inc	1.0
Credo Technology Group Holding Ltd	1.0
Advanced Energy Industries Inc	1.0
13.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915265.101    1388-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class Z : FIDGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.77%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$7,841,087,249
Number of Holdings	325
Portfolio Turnover	89%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Health Care	28.9
Industrials	26.7
Information Technology	17.3
Consumer Discretionary	10.1
Financials	7.6
Energy	2.5
Materials	2.1
Consumer Staples	1.7
Real Estate	1.6
Communication Services	1.1
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 1.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Thailand - 1.5
Canada - 1.2
United Kingdom - 1.2
Israel - 1.1
Italy - 0.9
Netherlands - 0.8
Australia - 0.6
Japan - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Bloom Energy Corp Class A	2.3
Nextpower Inc Class A	1.5
Fabrinet	1.5
BrightSpring Health Services Inc	1.4
Cogent Biosciences Inc	1.2
MACOM Technology Solutions Holdings Inc	1.2
Ensign Group Inc/The	1.1
OSI Systems Inc	1.0
Credo Technology Group Holding Ltd	1.0
Advanced Energy Industries Inc	1.0
13.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915266.101    2891-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class M : FCTGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	1.38%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$7,841,087,249
Number of Holdings	325
Portfolio Turnover	89%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Health Care	28.9
Industrials	26.7
Information Technology	17.3
Consumer Discretionary	10.1
Financials	7.6
Energy	2.5
Materials	2.1
Consumer Staples	1.7
Real Estate	1.6
Communication Services	1.1
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 1.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Thailand - 1.5
Canada - 1.2
United Kingdom - 1.2
Israel - 1.1
Italy - 0.9
Netherlands - 0.8
Australia - 0.6
Japan - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Bloom Energy Corp Class A	2.3
Nextpower Inc Class A	1.5
Fabrinet	1.5
BrightSpring Health Services Inc	1.4
Cogent Biosciences Inc	1.2
MACOM Technology Solutions Holdings Inc	1.2
Ensign Group Inc/The	1.1
OSI Systems Inc	1.0
Credo Technology Group Holding Ltd	1.0
Advanced Energy Industries Inc	1.0
13.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915263.101    1381-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class I : FCIGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.89%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$7,841,087,249
Number of Holdings	325
Portfolio Turnover	89%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Health Care	28.9
Industrials	26.7
Information Technology	17.3
Consumer Discretionary	10.1
Financials	7.6
Energy	2.5
Materials	2.1
Consumer Staples	1.7
Real Estate	1.6
Communication Services	1.1
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 1.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Thailand - 1.5
Canada - 1.2
United Kingdom - 1.2
Israel - 1.1
Italy - 0.9
Netherlands - 0.8
Australia - 0.6
Japan - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Bloom Energy Corp Class A	2.3
Nextpower Inc Class A	1.5
Fabrinet	1.5
BrightSpring Health Services Inc	1.4
Cogent Biosciences Inc	1.2
MACOM Technology Solutions Holdings Inc	1.2
Ensign Group Inc/The	1.1
OSI Systems Inc	1.0
Credo Technology Group Holding Ltd	1.0
Advanced Energy Industries Inc	1.0
13.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915264.101    1382-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class C : FCCGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 102	1.88%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$7,841,087,249
Number of Holdings	325
Portfolio Turnover	89%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Health Care	28.9
Industrials	26.7
Information Technology	17.3
Consumer Discretionary	10.1
Financials	7.6
Energy	2.5
Materials	2.1
Consumer Staples	1.7
Real Estate	1.6
Communication Services	1.1
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 1.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Thailand - 1.5
Canada - 1.2
United Kingdom - 1.2
Israel - 1.1
Italy - 0.9
Netherlands - 0.8
Australia - 0.6
Japan - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Bloom Energy Corp Class A	2.3
Nextpower Inc Class A	1.5
Fabrinet	1.5
BrightSpring Health Services Inc	1.4
Cogent Biosciences Inc	1.2
MACOM Technology Solutions Holdings Inc	1.2
Ensign Group Inc/The	1.1
OSI Systems Inc	1.0
Credo Technology Group Holding Ltd	1.0
Advanced Energy Industries Inc	1.0
13.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915262.101    1379-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class A : FCAGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.13%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$7,841,087,249
Number of Holdings	325
Portfolio Turnover	89%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Health Care	28.9
Industrials	26.7
Information Technology	17.3
Consumer Discretionary	10.1
Financials	7.6
Energy	2.5
Materials	2.1
Consumer Staples	1.7
Real Estate	1.6
Communication Services	1.1
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 1.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Thailand - 1.5
Canada - 1.2
United Kingdom - 1.2
Israel - 1.1
Italy - 0.9
Netherlands - 0.8
Australia - 0.6
Japan - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Bloom Energy Corp Class A	2.3
Nextpower Inc Class A	1.5
Fabrinet	1.5
BrightSpring Health Services Inc	1.4
Cogent Biosciences Inc	1.2
MACOM Technology Solutions Holdings Inc	1.2
Ensign Group Inc/The	1.1
OSI Systems Inc	1.0
Credo Technology Group Holding Ltd	1.0
Advanced Energy Industries Inc	1.0
13.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915261.101    1377-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Series Small Cap Opportunities Fund Fidelity® Series Small Cap Opportunities Fund : FSOPX

This semi-annual shareholder report contains information about Fidelity® Series Small Cap Opportunities Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,728,147,115
Number of Holdings	231
Portfolio Turnover	35%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.0
Health Care	17.4
Financials	17.3
Information Technology	14.1
Consumer Discretionary	11.2
Energy	5.1
Materials	4.8
Real Estate	4.6
Utilities	2.4
Consumer Staples	1.9
Communication Services	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Canada - 4.1
United Kingdom - 1.6
Thailand - 1.6
Puerto Rico - 1.1
Japan - 0.9
Netherlands - 0.9
Chile - 0.7
Israel - 0.6
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Advanced Energy Industries Inc	1.8
Fabrinet	1.6
IES Holdings Inc	1.6
FirstCash Holdings Inc	1.5
Sanmina Corp	1.4
Nextpower Inc Class A	1.2
Academy Sports & Outdoors Inc	1.1
First BanCorp/Puerto Rico	1.1
Laureate Education Inc	1.1
Pathward Financial Inc	1.1
13.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915273.101    1799-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Series Real Estate Income Fund Fidelity® Series Real Estate Income Fund : FSREX

This semi-annual shareholder report contains information about Fidelity® Series Real Estate Income Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Real Estate Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$290,287,843
Number of Holdings	310
Portfolio Turnover	13%
What did the Fund invest in?
(as of January 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.6
AA - 0.8
A - 9.5
BBB - 28.6
BB - 10.2
B - 5.3
CCC,CC,C - 4.6
Not Rated - 9.7
Equities - 18.4
Short-Term Investments and Net Other Assets (Liabilities) - 12.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 46.4
CMOs and Other Mortgage Related Securities - 20.0
Preferred Stocks - 18.4
Asset-Backed Securities - 1.5
Bank Loan Obligations - 1.4
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 12.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
United Kingdom - 0.3
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	3.6
Crown Castle Inc	2.9
Prologis LP	2.6
American Homes 4 Rent LP	2.2
Extra Space Storage LP	2.1
Simon Property Group LP	2.1
BX Trust 2019-OC11	1.9
GLP Capital LP / GLP Financing II Inc	1.8
Invitation Homes Operating Partnership LP	1.7
MPT Operating Partnership LP / MPT Finance Corp	1.7
22.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915315.101    2277-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Series Blue Chip Growth Fund Fidelity® Series Blue Chip Growth Fund : FSBDX

This semi-annual shareholder report contains information about Fidelity® Series Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Blue Chip Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$15,364,325,439
Number of Holdings	345
Portfolio Turnover	38%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.2
Communication Services	16.4
Consumer Discretionary	16.2
Industrials	7.1
Health Care	6.3
Financials	3.0
Consumer Staples	0.6
Real Estate	0.5
Materials	0.3
Energy	0.2
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 1.8
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.3
Canada - 1.4
Taiwan - 1.0
India - 0.6
Finland - 0.3
China - 0.3
Netherlands - 0.2
Switzerland - 0.2
Denmark - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.5
Apple Inc	9.3
Alphabet Inc Class A	8.4
Amazon.com Inc	7.6
Microsoft Corp	6.6
Meta Platforms Inc Class A	4.7
Broadcom Inc	3.4
Eli Lilly & Co	2.7
Space Exploration Technologies Corp	2.5
Netflix Inc	2.0
62.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915329.101    2611-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Income Fund Fidelity® Real Estate Income Fund : FRIFX

This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Income Fund	$ 33	0.65%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,846,606,992
Number of Holdings	564
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.7
AA - 1.5
A - 4.4
BBB - 21.8
BB - 11.7
B - 3.7
CCC,CC,C - 2.3
Not Rated - 10.8
Equities - 35.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 34.7
Common Stocks - 24.5
CMOs and Other Mortgage Related Securities - 19.0
Preferred Stocks - 11.3
Asset-Backed Securities - 1.6
Bank Loan Obligations - 1.5
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Canada - 0.2
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Crown Castle Inc	2.9
American Tower Corp	2.4
Equinix Inc	2.0
American Tower Corp	1.9
GLP Capital LP / GLP Financing II Inc	1.7
Prologis Inc	1.7
VICI Properties LP	1.7
American Homes 4 Rent LP	1.6
Welltower Inc	1.5
Equity LifeStyle Properties Inc	1.3
18.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915279.101    833-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class Z : FIKMX

This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.57%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,846,606,992
Number of Holdings	564
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.7
AA - 1.5
A - 4.4
BBB - 21.8
BB - 11.7
B - 3.7
CCC,CC,C - 2.3
Not Rated - 10.8
Equities - 35.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 34.7
Common Stocks - 24.5
CMOs and Other Mortgage Related Securities - 19.0
Preferred Stocks - 11.3
Asset-Backed Securities - 1.6
Bank Loan Obligations - 1.5
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Canada - 0.2
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Crown Castle Inc	2.9
American Tower Corp	2.4
Equinix Inc	2.0
American Tower Corp	1.9
GLP Capital LP / GLP Financing II Inc	1.7
Prologis Inc	1.7
VICI Properties LP	1.7
American Homes 4 Rent LP	1.6
Welltower Inc	1.5
Equity LifeStyle Properties Inc	1.3
18.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915278.101    3302-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class M : FRIQX

This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.94%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,846,606,992
Number of Holdings	564
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.7
AA - 1.5
A - 4.4
BBB - 21.8
BB - 11.7
B - 3.7
CCC,CC,C - 2.3
Not Rated - 10.8
Equities - 35.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 34.7
Common Stocks - 24.5
CMOs and Other Mortgage Related Securities - 19.0
Preferred Stocks - 11.3
Asset-Backed Securities - 1.6
Bank Loan Obligations - 1.5
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Canada - 0.2
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Crown Castle Inc	2.9
American Tower Corp	2.4
Equinix Inc	2.0
American Tower Corp	1.9
GLP Capital LP / GLP Financing II Inc	1.7
Prologis Inc	1.7
VICI Properties LP	1.7
American Homes 4 Rent LP	1.6
Welltower Inc	1.5
Equity LifeStyle Properties Inc	1.3
18.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915276.101    2225-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class I : FRIRX

This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.69%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,846,606,992
Number of Holdings	564
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.7
AA - 1.5
A - 4.4
BBB - 21.8
BB - 11.7
B - 3.7
CCC,CC,C - 2.3
Not Rated - 10.8
Equities - 35.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 34.7
Common Stocks - 24.5
CMOs and Other Mortgage Related Securities - 19.0
Preferred Stocks - 11.3
Asset-Backed Securities - 1.6
Bank Loan Obligations - 1.5
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Canada - 0.2
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Crown Castle Inc	2.9
American Tower Corp	2.4
Equinix Inc	2.0
American Tower Corp	1.9
GLP Capital LP / GLP Financing II Inc	1.7
Prologis Inc	1.7
VICI Properties LP	1.7
American Homes 4 Rent LP	1.6
Welltower Inc	1.5
Equity LifeStyle Properties Inc	1.3
18.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915277.101    2227-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class C : FRIOX

This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.69%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,846,606,992
Number of Holdings	564
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.7
AA - 1.5
A - 4.4
BBB - 21.8
BB - 11.7
B - 3.7
CCC,CC,C - 2.3
Not Rated - 10.8
Equities - 35.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 34.7
Common Stocks - 24.5
CMOs and Other Mortgage Related Securities - 19.0
Preferred Stocks - 11.3
Asset-Backed Securities - 1.6
Bank Loan Obligations - 1.5
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Canada - 0.2
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Crown Castle Inc	2.9
American Tower Corp	2.4
Equinix Inc	2.0
American Tower Corp	1.9
GLP Capital LP / GLP Financing II Inc	1.7
Prologis Inc	1.7
VICI Properties LP	1.7
American Homes 4 Rent LP	1.6
Welltower Inc	1.5
Equity LifeStyle Properties Inc	1.3
18.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915275.101    2224-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class A : FRINX

This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.94%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,846,606,992
Number of Holdings	564
Portfolio Turnover	10%
What did the Fund invest in?
(as of January 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.7
AA - 1.5
A - 4.4
BBB - 21.8
BB - 11.7
B - 3.7
CCC,CC,C - 2.3
Not Rated - 10.8
Equities - 35.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 34.7
Common Stocks - 24.5
CMOs and Other Mortgage Related Securities - 19.0
Preferred Stocks - 11.3
Asset-Backed Securities - 1.6
Bank Loan Obligations - 1.5
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Canada - 0.2
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Crown Castle Inc	2.9
American Tower Corp	2.4
Equinix Inc	2.0
American Tower Corp	1.9
GLP Capital LP / GLP Financing II Inc	1.7
Prologis Inc	1.7
VICI Properties LP	1.7
American Homes 4 Rent LP	1.6
Welltower Inc	1.5
Equity LifeStyle Properties Inc	1.3
18.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915274.101    2221-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® OTC Portfolio Fidelity® OTC Portfolio : FOCPX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC Portfolio	$ 42	0.78%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.2
Communication Services	21.9
Consumer Discretionary	9.1
Health Care	8.5
Industrials	6.6
Utilities	1.1
Consumer Staples	0.7
Materials	0.3
Real Estate	0.2
Financials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Domestic Equity Funds - 3.3
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.1
Taiwan - 4.5
Korea (South) - 1.7
Netherlands - 1.7
Belgium - 0.5
United Kingdom - 0.4
Canada - 0.4
Brazil - 0.2
Denmark - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.2
Alphabet Inc Class A	10.2
Apple Inc	9.1
Microsoft Corp	6.8
Amazon.com Inc	6.3
Meta Platforms Inc Class A	4.5
Alphabet Inc Class C	4.1
Space Exploration Technologies Corp	3.9
Invesco QQQ Trust ETF	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
64.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915185.101    93-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® OTC Portfolio Fidelity® OTC Portfolio Class K : FOCKX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.71%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.2
Communication Services	21.9
Consumer Discretionary	9.1
Health Care	8.5
Industrials	6.6
Utilities	1.1
Consumer Staples	0.7
Materials	0.3
Real Estate	0.2
Financials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Domestic Equity Funds - 3.3
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.1
Taiwan - 4.5
Korea (South) - 1.7
Netherlands - 1.7
Belgium - 0.5
United Kingdom - 0.4
Canada - 0.4
Brazil - 0.2
Denmark - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.2
Alphabet Inc Class A	10.2
Apple Inc	9.1
Microsoft Corp	6.8
Amazon.com Inc	6.3
Meta Platforms Inc Class A	4.5
Alphabet Inc Class C	4.1
Space Exploration Technologies Corp	3.9
Invesco QQQ Trust ETF	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
64.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915184.101    2098-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® OTC K6 Portfolio Fidelity® OTC K6 Portfolio : FOKFX

This semi-annual shareholder report contains information about Fidelity® OTC K6 Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC K6 Portfolio	$ 27	0.50%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$2,883,383,660
Number of Holdings	150
Portfolio Turnover	61%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	52.5
Communication Services	23.8
Health Care	8.8
Consumer Discretionary	7.6
Industrials	3.0
Utilities	1.1
Consumer Staples	0.7
Materials	0.3
Real Estate	0.2
Financials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Domestic Equity Funds - 2.1
Preferred Stocks - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Taiwan - 4.8
Korea (South) - 1.7
Netherlands - 1.7
Belgium - 0.6
United Kingdom - 0.4
Canada - 0.3
Brazil - 0.2
Denmark - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.0
Alphabet Inc Class A	11.2
Apple Inc	9.9
Microsoft Corp	8.0
Amazon.com Inc	4.8
Meta Platforms Inc Class A	4.7
Alphabet Inc Class C	4.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.1
Broadcom Inc	2.8
Invesco QQQ Trust ETF	2.1
66.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915355.101    3407-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Leveraged Company Stock Fund Fidelity® Leveraged Company Stock Fund : FLVCX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Leveraged Company Stock Fund	$ 35	0.67%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	22.6
Financials	15.6
Communication Services	12.4
Consumer Discretionary	8.9
Utilities	6.7
Health Care	2.9
Materials	2.4
Consumer Staples	1.5
Energy	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Taiwan - 3.9
Canada - 0.6
Netherlands - 0.4
Switzerland - 0.3
Hong Kong - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.4
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.9
Vistra Corp	4.4
Comfort Systems USA Inc	4.2
Apollo Global Management Inc	4.1
Arthur J Gallagher & Co	3.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.9
Vertiv Holdings Co Class A	3.8
TopBuild Corp	3.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915230.101    122-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Leveraged Company Stock Fund Fidelity® Leveraged Company Stock Fund Class K : FLCKX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 31	0.60%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	22.6
Financials	15.6
Communication Services	12.4
Consumer Discretionary	8.9
Utilities	6.7
Health Care	2.9
Materials	2.4
Consumer Staples	1.5
Energy	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Taiwan - 3.9
Canada - 0.6
Netherlands - 0.4
Switzerland - 0.3
Hong Kong - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.4
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.9
Vistra Corp	4.4
Comfort Systems USA Inc	4.2
Apollo Global Management Inc	4.1
Arthur J Gallagher & Co	3.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.9
Vertiv Holdings Co Class A	3.8
TopBuild Corp	3.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915231.101    2094-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Growth & Income Portfolio Fidelity® Growth & Income Portfolio : FGRIX

This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth & Income Portfolio	$ 28	0.52%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Industrials	18.7
Financials	17.3
Health Care	10.7
Energy	10.4
Consumer Staples	6.4
Communication Services	5.6
Consumer Discretionary	2.7
Utilities	2.1
Materials	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.5
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Canada - 2.2
United Kingdom - 1.3
Belgium - 1.3
Taiwan - 1.0
Netherlands - 0.8
Germany - 0.7
France - 0.6
Zambia - 0.4
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.2
Microsoft Corp	6.0
Exxon Mobil Corp	5.4
GE Aerospace	4.1
NVIDIA Corp	4.1
GE Vernova Inc	3.6
Bank of America Corp	3.0
Apple Inc	2.9
Boeing Co	2.5
Shell PLC ADR	2.2
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915187.101    27-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Growth & Income Portfolio Fidelity® Growth & Income Portfolio Class K : FGIKX

This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 24	0.45%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Industrials	18.7
Financials	17.3
Health Care	10.7
Energy	10.4
Consumer Staples	6.4
Communication Services	5.6
Consumer Discretionary	2.7
Utilities	2.1
Materials	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.5
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Canada - 2.2
United Kingdom - 1.3
Belgium - 1.3
Taiwan - 1.0
Netherlands - 0.8
Germany - 0.7
France - 0.6
Zambia - 0.4
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.2
Microsoft Corp	6.0
Exxon Mobil Corp	5.4
GE Aerospace	4.1
NVIDIA Corp	4.1
GE Vernova Inc	3.6
Bank of America Corp	3.0
Apple Inc	2.9
Boeing Co	2.5
Shell PLC ADR	2.2
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915186.101    2089-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Dividend Growth Fund Fidelity® Dividend Growth Fund : FDGFX

This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend Growth Fund	$ 33	0.61%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Industrials	17.0
Financials	15.9
Communication Services	12.5
Energy	8.7
Health Care	6.1
Consumer Staples	3.9
Materials	3.6
Consumer Discretionary	3.6
Real Estate	2.4
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 3.0
Taiwan - 2.1
United Kingdom - 1.7
Korea (South) - 1.5
Norway - 0.6
Zambia - 0.5
Brazil - 0.5
Germany - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Alphabet Inc Class A	7.8
Microsoft Corp	4.8
Meta Platforms Inc Class A	3.7
Boeing Co	2.9
Western Digital Corp	2.0
GE Vernova Inc	2.0
Broadcom Inc	1.9
Seagate Technology Holdings PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915241.101    330-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Dividend Growth Fund Fidelity® Dividend Growth Fund Class K : FDGKX

This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 30	0.55%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Industrials	17.0
Financials	15.9
Communication Services	12.5
Energy	8.7
Health Care	6.1
Consumer Staples	3.9
Materials	3.6
Consumer Discretionary	3.6
Real Estate	2.4
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 3.0
Taiwan - 2.1
United Kingdom - 1.7
Korea (South) - 1.5
Norway - 0.6
Zambia - 0.5
Brazil - 0.5
Germany - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Alphabet Inc Class A	7.8
Microsoft Corp	4.8
Meta Platforms Inc Class A	3.7
Boeing Co	2.9
Western Digital Corp	2.0
GE Vernova Inc	2.0
Broadcom Inc	1.9
Seagate Technology Holdings PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915240.101    2083-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Value Fund Fidelity® Blue Chip Value Fund : FBCVX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value Fund	$ 24	0.45%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$603,904,138
Number of Holdings	82
Portfolio Turnover	126%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.9
Industrials	13.7
Health Care	13.3
Information Technology	12.4
Communication Services	10.2
Consumer Discretionary	8.0
Energy	6.3
Consumer Staples	5.5
Materials	4.3
Real Estate	4.2
Utilities	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Taiwan - 2.0
United Kingdom - 1.1
Canada - 0.9

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.7
Wells Fargo & Co	3.9
Exxon Mobil Corp	3.4
Amazon.com Inc	3.4
US Bancorp	2.6
Merck & Co Inc	2.0
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.0
Cisco Systems Inc	2.0
Alphabet Inc Class C	1.9
Citigroup Inc	1.9
27.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915254.101    1271-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Growth K6 Fund Fidelity® Blue Chip Growth K6 Fund : FBCGX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth K6 Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth K6 Fund	$ 24	0.45%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$18,042,183,481
Number of Holdings	362
Portfolio Turnover	22%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.3
Communication Services	17.4
Consumer Discretionary	15.8
Industrials	8.3
Health Care	6.9
Financials	3.6
Consumer Staples	1.1
Real Estate	0.6
Materials	0.3
Energy	0.2
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 1.9
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.2
Canada - 1.5
Taiwan - 1.2
India - 0.7
Finland - 0.3
China - 0.2
Switzerland - 0.2
Netherlands - 0.2
United Kingdom - 0.1
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.4
Alphabet Inc Class A	8.2
Amazon.com Inc	5.7
Meta Platforms Inc Class A	5.6
Apple Inc	5.5
Broadcom Inc	4.9
Microsoft Corp	4.6
Eli Lilly & Co	3.0
Netflix Inc	2.2
Space Exploration Technologies Corp	2.2
58.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915349.101    2945-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Growth Fund Fidelity® Blue Chip Growth Fund : FBGRX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth Fund	$ 38	0.72%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.4
Consumer Discretionary	16.7
Communication Services	16.6
Industrials	7.1
Health Care	6.3
Financials	3.0
Consumer Staples	0.6
Real Estate	0.5
Materials	0.4
Energy	0.3
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 3.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 1.3
Taiwan - 1.1
India - 0.8
Finland - 0.3
China - 0.3
Netherlands - 0.3
Switzerland - 0.2
Denmark - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.6
Apple Inc	9.5
Alphabet Inc Class A	8.4
Amazon.com Inc	7.7
Microsoft Corp	6.2
Meta Platforms Inc Class A	4.8
Broadcom Inc	3.3
Eli Lilly & Co	2.7
Netflix Inc	2.0
Tesla Inc	1.6
61.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915234.101    312-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Growth Fund Fidelity® Blue Chip Growth Fund Class K : FBGKX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.65%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.4
Consumer Discretionary	16.7
Communication Services	16.6
Industrials	7.1
Health Care	6.3
Financials	3.0
Consumer Staples	0.6
Real Estate	0.5
Materials	0.4
Energy	0.3
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 3.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 1.3
Taiwan - 1.1
India - 0.8
Finland - 0.3
China - 0.3
Netherlands - 0.3
Switzerland - 0.2
Denmark - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.6
Apple Inc	9.5
Alphabet Inc Class A	8.4
Amazon.com Inc	7.7
Microsoft Corp	6.2
Meta Platforms Inc Class A	4.8
Broadcom Inc	3.3
Eli Lilly & Co	2.7
Netflix Inc	2.0
Tesla Inc	1.6
61.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915233.101    2078-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class A : FLEJX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.96%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	22.6
Financials	15.6
Communication Services	12.4
Consumer Discretionary	8.9
Utilities	6.7
Health Care	2.9
Materials	2.4
Consumer Staples	1.5
Energy	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Taiwan - 3.9
Canada - 0.6
Netherlands - 0.4
Switzerland - 0.3
Hong Kong - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.4
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.9
Vistra Corp	4.4
Comfort Systems USA Inc	4.2
Apollo Global Management Inc	4.1
Arthur J Gallagher & Co	3.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.9
Vertiv Holdings Co Class A	3.8
TopBuild Corp	3.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918398.101    7776-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class M : FLELX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	1.21%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	22.6
Financials	15.6
Communication Services	12.4
Consumer Discretionary	8.9
Utilities	6.7
Health Care	2.9
Materials	2.4
Consumer Staples	1.5
Energy	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Taiwan - 3.9
Canada - 0.6
Netherlands - 0.4
Switzerland - 0.3
Hong Kong - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.4
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.9
Vistra Corp	4.4
Comfort Systems USA Inc	4.2
Apollo Global Management Inc	4.1
Arthur J Gallagher & Co	3.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.9
Vertiv Holdings Co Class A	3.8
TopBuild Corp	3.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918402.101    7805-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class C : FLEMX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.71%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	22.6
Financials	15.6
Communication Services	12.4
Consumer Discretionary	8.9
Utilities	6.7
Health Care	2.9
Materials	2.4
Consumer Staples	1.5
Energy	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Taiwan - 3.9
Canada - 0.6
Netherlands - 0.4
Switzerland - 0.3
Hong Kong - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.4
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.9
Vistra Corp	4.4
Comfort Systems USA Inc	4.2
Apollo Global Management Inc	4.1
Arthur J Gallagher & Co	3.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.9
Vertiv Holdings Co Class A	3.8
TopBuild Corp	3.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918400.101    7806-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class I : FLENX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.71%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	22.6
Financials	15.6
Communication Services	12.4
Consumer Discretionary	8.9
Utilities	6.7
Health Care	2.9
Materials	2.4
Consumer Staples	1.5
Energy	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Taiwan - 3.9
Canada - 0.6
Netherlands - 0.4
Switzerland - 0.3
Hong Kong - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.4
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.9
Vistra Corp	4.4
Comfort Systems USA Inc	4.2
Apollo Global Management Inc	4.1
Arthur J Gallagher & Co	3.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.9
Vertiv Holdings Co Class A	3.8
TopBuild Corp	3.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918404.101    7807-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class Z : FLEOX

This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.60%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Industrials	22.6
Financials	15.6
Communication Services	12.4
Consumer Discretionary	8.9
Utilities	6.7
Health Care	2.9
Materials	2.4
Consumer Staples	1.5
Energy	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Taiwan - 3.9
Canada - 0.6
Netherlands - 0.4
Switzerland - 0.3
Hong Kong - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.4
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.9
Vistra Corp	4.4
Comfort Systems USA Inc	4.2
Apollo Global Management Inc	4.1
Arthur J Gallagher & Co	3.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.9
Vertiv Holdings Co Class A	3.8
TopBuild Corp	3.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918406.101    7808-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class A : FBCCX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	1.02%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.4
Consumer Discretionary	16.7
Communication Services	16.6
Industrials	7.1
Health Care	6.3
Financials	3.0
Consumer Staples	0.6
Real Estate	0.5
Materials	0.4
Energy	0.3
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 3.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 1.3
Taiwan - 1.1
India - 0.8
Finland - 0.3
China - 0.3
Netherlands - 0.3
Switzerland - 0.2
Denmark - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.6
Apple Inc	9.5
Alphabet Inc Class A	8.4
Amazon.com Inc	7.7
Microsoft Corp	6.2
Meta Platforms Inc Class A	4.8
Broadcom Inc	3.3
Eli Lilly & Co	2.7
Netflix Inc	2.0
Tesla Inc	1.6
61.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918459.101    7819-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class M : FBCEX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.27%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.4
Consumer Discretionary	16.7
Communication Services	16.6
Industrials	7.1
Health Care	6.3
Financials	3.0
Consumer Staples	0.6
Real Estate	0.5
Materials	0.4
Energy	0.3
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 3.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 1.3
Taiwan - 1.1
India - 0.8
Finland - 0.3
China - 0.3
Netherlands - 0.3
Switzerland - 0.2
Denmark - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.6
Apple Inc	9.5
Alphabet Inc Class A	8.4
Amazon.com Inc	7.7
Microsoft Corp	6.2
Meta Platforms Inc Class A	4.8
Broadcom Inc	3.3
Eli Lilly & Co	2.7
Netflix Inc	2.0
Tesla Inc	1.6
61.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918463.101    7820-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class C : FBCHX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.77%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.4
Consumer Discretionary	16.7
Communication Services	16.6
Industrials	7.1
Health Care	6.3
Financials	3.0
Consumer Staples	0.6
Real Estate	0.5
Materials	0.4
Energy	0.3
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 3.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 1.3
Taiwan - 1.1
India - 0.8
Finland - 0.3
China - 0.3
Netherlands - 0.3
Switzerland - 0.2
Denmark - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.6
Apple Inc	9.5
Alphabet Inc Class A	8.4
Amazon.com Inc	7.7
Microsoft Corp	6.2
Meta Platforms Inc Class A	4.8
Broadcom Inc	3.3
Eli Lilly & Co	2.7
Netflix Inc	2.0
Tesla Inc	1.6
61.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918461.101    7821-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class I : FBCJX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.77%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.4
Consumer Discretionary	16.7
Communication Services	16.6
Industrials	7.1
Health Care	6.3
Financials	3.0
Consumer Staples	0.6
Real Estate	0.5
Materials	0.4
Energy	0.3
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 3.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 1.3
Taiwan - 1.1
India - 0.8
Finland - 0.3
China - 0.3
Netherlands - 0.3
Switzerland - 0.2
Denmark - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.6
Apple Inc	9.5
Alphabet Inc Class A	8.4
Amazon.com Inc	7.7
Microsoft Corp	6.2
Meta Platforms Inc Class A	4.8
Broadcom Inc	3.3
Eli Lilly & Co	2.7
Netflix Inc	2.0
Tesla Inc	1.6
61.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918465.101    7822-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class Z : FBCKX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.65%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.4
Consumer Discretionary	16.7
Communication Services	16.6
Industrials	7.1
Health Care	6.3
Financials	3.0
Consumer Staples	0.6
Real Estate	0.5
Materials	0.4
Energy	0.3
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 3.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 1.3
Taiwan - 1.1
India - 0.8
Finland - 0.3
China - 0.3
Netherlands - 0.3
Switzerland - 0.2
Denmark - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.6
Apple Inc	9.5
Alphabet Inc Class A	8.4
Amazon.com Inc	7.7
Microsoft Corp	6.2
Meta Platforms Inc Class A	4.8
Broadcom Inc	3.3
Eli Lilly & Co	2.7
Netflix Inc	2.0
Tesla Inc	1.6
61.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918467.101    7823-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class A : FOTDX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.07%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.2
Communication Services	21.9
Consumer Discretionary	9.1
Health Care	8.5
Industrials	6.6
Utilities	1.1
Consumer Staples	0.7
Materials	0.3
Real Estate	0.2
Financials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Domestic Equity Funds - 3.3
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.1
Taiwan - 4.5
Korea (South) - 1.7
Netherlands - 1.7
Belgium - 0.5
United Kingdom - 0.4
Canada - 0.4
Brazil - 0.2
Denmark - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.2
Alphabet Inc Class A	10.2
Apple Inc	9.1
Microsoft Corp	6.8
Amazon.com Inc	6.3
Meta Platforms Inc Class A	4.5
Alphabet Inc Class C	4.1
Space Exploration Technologies Corp	3.9
Invesco QQQ Trust ETF	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
64.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918489.101    7814-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class M : FOTEX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 72	1.32%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.2
Communication Services	21.9
Consumer Discretionary	9.1
Health Care	8.5
Industrials	6.6
Utilities	1.1
Consumer Staples	0.7
Materials	0.3
Real Estate	0.2
Financials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Domestic Equity Funds - 3.3
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.1
Taiwan - 4.5
Korea (South) - 1.7
Netherlands - 1.7
Belgium - 0.5
United Kingdom - 0.4
Canada - 0.4
Brazil - 0.2
Denmark - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.2
Alphabet Inc Class A	10.2
Apple Inc	9.1
Microsoft Corp	6.8
Amazon.com Inc	6.3
Meta Platforms Inc Class A	4.5
Alphabet Inc Class C	4.1
Space Exploration Technologies Corp	3.9
Invesco QQQ Trust ETF	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
64.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918493.101    7815-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class C : FOTGX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 99	1.82%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.2
Communication Services	21.9
Consumer Discretionary	9.1
Health Care	8.5
Industrials	6.6
Utilities	1.1
Consumer Staples	0.7
Materials	0.3
Real Estate	0.2
Financials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Domestic Equity Funds - 3.3
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.1
Taiwan - 4.5
Korea (South) - 1.7
Netherlands - 1.7
Belgium - 0.5
United Kingdom - 0.4
Canada - 0.4
Brazil - 0.2
Denmark - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.2
Alphabet Inc Class A	10.2
Apple Inc	9.1
Microsoft Corp	6.8
Amazon.com Inc	6.3
Meta Platforms Inc Class A	4.5
Alphabet Inc Class C	4.1
Space Exploration Technologies Corp	3.9
Invesco QQQ Trust ETF	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
64.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918491.101    7816-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class I : FOTHX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.82%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.2
Communication Services	21.9
Consumer Discretionary	9.1
Health Care	8.5
Industrials	6.6
Utilities	1.1
Consumer Staples	0.7
Materials	0.3
Real Estate	0.2
Financials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Domestic Equity Funds - 3.3
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.1
Taiwan - 4.5
Korea (South) - 1.7
Netherlands - 1.7
Belgium - 0.5
United Kingdom - 0.4
Canada - 0.4
Brazil - 0.2
Denmark - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.2
Alphabet Inc Class A	10.2
Apple Inc	9.1
Microsoft Corp	6.8
Amazon.com Inc	6.3
Meta Platforms Inc Class A	4.5
Alphabet Inc Class C	4.1
Space Exploration Technologies Corp	3.9
Invesco QQQ Trust ETF	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
64.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918495.101    7817-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class Z : FOTJX

This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.71%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.2
Communication Services	21.9
Consumer Discretionary	9.1
Health Care	8.5
Industrials	6.6
Utilities	1.1
Consumer Staples	0.7
Materials	0.3
Real Estate	0.2
Financials	0.1
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.9
Domestic Equity Funds - 3.3
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.1
Taiwan - 4.5
Korea (South) - 1.7
Netherlands - 1.7
Belgium - 0.5
United Kingdom - 0.4
Canada - 0.4
Brazil - 0.2
Denmark - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.2
Alphabet Inc Class A	10.2
Apple Inc	9.1
Microsoft Corp	6.8
Amazon.com Inc	6.3
Meta Platforms Inc Class A	4.5
Alphabet Inc Class C	4.1
Space Exploration Technologies Corp	3.9
Invesco QQQ Trust ETF	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
64.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918497.101    7818-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Growth & Income Portfolio Fidelity Advisor® Growth & Income Fund Class A : FGIDX

This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.81%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Industrials	18.7
Financials	17.3
Health Care	10.7
Energy	10.4
Consumer Staples	6.4
Communication Services	5.6
Consumer Discretionary	2.7
Utilities	2.1
Materials	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.5
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Canada - 2.2
United Kingdom - 1.3
Belgium - 1.3
Taiwan - 1.0
Netherlands - 0.8
Germany - 0.7
France - 0.6
Zambia - 0.4
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.2
Microsoft Corp	6.0
Exxon Mobil Corp	5.4
GE Aerospace	4.1
NVIDIA Corp	4.1
GE Vernova Inc	3.6
Bank of America Corp	3.0
Apple Inc	2.9
Boeing Co	2.5
Shell PLC ADR	2.2
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919312.100    8997-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Growth & Income Portfolio Fidelity Advisor® Growth & Income Fund Class M : FGIEX

This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.06%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Industrials	18.7
Financials	17.3
Health Care	10.7
Energy	10.4
Consumer Staples	6.4
Communication Services	5.6
Consumer Discretionary	2.7
Utilities	2.1
Materials	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.5
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Canada - 2.2
United Kingdom - 1.3
Belgium - 1.3
Taiwan - 1.0
Netherlands - 0.8
Germany - 0.7
France - 0.6
Zambia - 0.4
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.2
Microsoft Corp	6.0
Exxon Mobil Corp	5.4
GE Aerospace	4.1
NVIDIA Corp	4.1
GE Vernova Inc	3.6
Bank of America Corp	3.0
Apple Inc	2.9
Boeing Co	2.5
Shell PLC ADR	2.2
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919314.100    8998-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Growth & Income Portfolio Fidelity Advisor® Growth & Income Fund Class C : FGIJX

This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.56%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Industrials	18.7
Financials	17.3
Health Care	10.7
Energy	10.4
Consumer Staples	6.4
Communication Services	5.6
Consumer Discretionary	2.7
Utilities	2.1
Materials	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.5
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Canada - 2.2
United Kingdom - 1.3
Belgium - 1.3
Taiwan - 1.0
Netherlands - 0.8
Germany - 0.7
France - 0.6
Zambia - 0.4
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.2
Microsoft Corp	6.0
Exxon Mobil Corp	5.4
GE Aerospace	4.1
NVIDIA Corp	4.1
GE Vernova Inc	3.6
Bank of America Corp	3.0
Apple Inc	2.9
Boeing Co	2.5
Shell PLC ADR	2.2
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919316.100    8999-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Growth & Income Portfolio Fidelity Advisor® Growth & Income Fund Class I : FGJDX

This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.56%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Industrials	18.7
Financials	17.3
Health Care	10.7
Energy	10.4
Consumer Staples	6.4
Communication Services	5.6
Consumer Discretionary	2.7
Utilities	2.1
Materials	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.5
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Canada - 2.2
United Kingdom - 1.3
Belgium - 1.3
Taiwan - 1.0
Netherlands - 0.8
Germany - 0.7
France - 0.6
Zambia - 0.4
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.2
Microsoft Corp	6.0
Exxon Mobil Corp	5.4
GE Aerospace	4.1
NVIDIA Corp	4.1
GE Vernova Inc	3.6
Bank of America Corp	3.0
Apple Inc	2.9
Boeing Co	2.5
Shell PLC ADR	2.2
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919318.100    9000-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Growth & Income Portfolio Fidelity Advisor® Growth & Income Fund Class Z : FGJEX

This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 24	0.45%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Industrials	18.7
Financials	17.3
Health Care	10.7
Energy	10.4
Consumer Staples	6.4
Communication Services	5.6
Consumer Discretionary	2.7
Utilities	2.1
Materials	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.5
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Canada - 2.2
United Kingdom - 1.3
Belgium - 1.3
Taiwan - 1.0
Netherlands - 0.8
Germany - 0.7
France - 0.6
Zambia - 0.4
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.2
Microsoft Corp	6.0
Exxon Mobil Corp	5.4
GE Aerospace	4.1
NVIDIA Corp	4.1
GE Vernova Inc	3.6
Bank of America Corp	3.0
Apple Inc	2.9
Boeing Co	2.5
Shell PLC ADR	2.2
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919320.100    9001-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class Z : FGDJX

This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 30	0.54%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Industrials	17.0
Financials	15.9
Communication Services	12.5
Energy	8.7
Health Care	6.1
Consumer Staples	3.9
Materials	3.6
Consumer Discretionary	3.6
Real Estate	2.4
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 3.0
Taiwan - 2.1
United Kingdom - 1.7
Korea (South) - 1.5
Norway - 0.6
Zambia - 0.5
Brazil - 0.5
Germany - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Alphabet Inc Class A	7.8
Microsoft Corp	4.8
Meta Platforms Inc Class A	3.7
Boeing Co	2.9
Western Digital Corp	2.0
GE Vernova Inc	2.0
Broadcom Inc	1.9
Seagate Technology Holdings PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918523.100    9024-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class A : FGDDX

This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 50	0.91%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Industrials	17.0
Financials	15.9
Communication Services	12.5
Energy	8.7
Health Care	6.1
Consumer Staples	3.9
Materials	3.6
Consumer Discretionary	3.6
Real Estate	2.4
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 3.0
Taiwan - 2.1
United Kingdom - 1.7
Korea (South) - 1.5
Norway - 0.6
Zambia - 0.5
Brazil - 0.5
Germany - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Alphabet Inc Class A	7.8
Microsoft Corp	4.8
Meta Platforms Inc Class A	3.7
Boeing Co	2.9
Western Digital Corp	2.0
GE Vernova Inc	2.0
Broadcom Inc	1.9
Seagate Technology Holdings PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918515.100    9018-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class M : FGDEX

This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 63	1.16%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Industrials	17.0
Financials	15.9
Communication Services	12.5
Energy	8.7
Health Care	6.1
Consumer Staples	3.9
Materials	3.6
Consumer Discretionary	3.6
Real Estate	2.4
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 3.0
Taiwan - 2.1
United Kingdom - 1.7
Korea (South) - 1.5
Norway - 0.6
Zambia - 0.5
Brazil - 0.5
Germany - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Alphabet Inc Class A	7.8
Microsoft Corp	4.8
Meta Platforms Inc Class A	3.7
Boeing Co	2.9
Western Digital Corp	2.0
GE Vernova Inc	2.0
Broadcom Inc	1.9
Seagate Technology Holdings PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918517.100    9019-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class C : FGDGX

This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 90	1.66%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Industrials	17.0
Financials	15.9
Communication Services	12.5
Energy	8.7
Health Care	6.1
Consumer Staples	3.9
Materials	3.6
Consumer Discretionary	3.6
Real Estate	2.4
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 3.0
Taiwan - 2.1
United Kingdom - 1.7
Korea (South) - 1.5
Norway - 0.6
Zambia - 0.5
Brazil - 0.5
Germany - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Alphabet Inc Class A	7.8
Microsoft Corp	4.8
Meta Platforms Inc Class A	3.7
Boeing Co	2.9
Western Digital Corp	2.0
GE Vernova Inc	2.0
Broadcom Inc	1.9
Seagate Technology Holdings PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918519.100    9022-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class I : FGDHX

This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 36	0.66%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Industrials	17.0
Financials	15.9
Communication Services	12.5
Energy	8.7
Health Care	6.1
Consumer Staples	3.9
Materials	3.6
Consumer Discretionary	3.6
Real Estate	2.4
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 3.0
Taiwan - 2.1
United Kingdom - 1.7
Korea (South) - 1.5
Norway - 0.6
Zambia - 0.5
Brazil - 0.5
Germany - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Alphabet Inc Class A	7.8
Microsoft Corp	4.8
Meta Platforms Inc Class A	3.7
Boeing Co	2.9
Western Digital Corp	2.0
GE Vernova Inc	2.0
Broadcom Inc	1.9
Seagate Technology Holdings PLC	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.8
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918521.100    9023-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Value Fund Fidelity Advisor® Blue Chip Value Fund Class A : FFVKX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 30	0.74%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$603,904,138
Number of Holdings	82
Portfolio Turnover	126%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.9
Industrials	13.7
Health Care	13.3
Information Technology	12.4
Communication Services	10.2
Consumer Discretionary	8.0
Energy	6.3
Consumer Staples	5.5
Materials	4.3
Real Estate	4.2
Utilities	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Taiwan - 2.0
United Kingdom - 1.1
Canada - 0.9

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.7
Wells Fargo & Co	3.9
Exxon Mobil Corp	3.4
Amazon.com Inc	3.4
US Bancorp	2.6
Merck & Co Inc	2.0
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.0
Cisco Systems Inc	2.0
Alphabet Inc Class C	1.9
Citigroup Inc	1.9
27.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918528.100    9027-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Value Fund Fidelity Advisor® Blue Chip Value Fund Class M : FFVLX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 41	0.99%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$603,904,138
Number of Holdings	82
Portfolio Turnover	126%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.9
Industrials	13.7
Health Care	13.3
Information Technology	12.4
Communication Services	10.2
Consumer Discretionary	8.0
Energy	6.3
Consumer Staples	5.5
Materials	4.3
Real Estate	4.2
Utilities	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Taiwan - 2.0
United Kingdom - 1.1
Canada - 0.9

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.7
Wells Fargo & Co	3.9
Exxon Mobil Corp	3.4
Amazon.com Inc	3.4
US Bancorp	2.6
Merck & Co Inc	2.0
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.0
Cisco Systems Inc	2.0
Alphabet Inc Class C	1.9
Citigroup Inc	1.9
27.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918530.100    9028-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Value Fund Fidelity Advisor® Blue Chip Value Fund Class C : FFVMX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 61	1.49%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$603,904,138
Number of Holdings	82
Portfolio Turnover	126%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.9
Industrials	13.7
Health Care	13.3
Information Technology	12.4
Communication Services	10.2
Consumer Discretionary	8.0
Energy	6.3
Consumer Staples	5.5
Materials	4.3
Real Estate	4.2
Utilities	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Taiwan - 2.0
United Kingdom - 1.1
Canada - 0.9

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.7
Wells Fargo & Co	3.9
Exxon Mobil Corp	3.4
Amazon.com Inc	3.4
US Bancorp	2.6
Merck & Co Inc	2.0
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.0
Cisco Systems Inc	2.0
Alphabet Inc Class C	1.9
Citigroup Inc	1.9
27.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918532.100    9029-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Value Fund Fidelity Advisor® Blue Chip Value Fund Class I : FFVOX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 18	0.44%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$603,904,138
Number of Holdings	82
Portfolio Turnover	126%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.9
Industrials	13.7
Health Care	13.3
Information Technology	12.4
Communication Services	10.2
Consumer Discretionary	8.0
Energy	6.3
Consumer Staples	5.5
Materials	4.3
Real Estate	4.2
Utilities	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Taiwan - 2.0
United Kingdom - 1.1
Canada - 0.9

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.7
Wells Fargo & Co	3.9
Exxon Mobil Corp	3.4
Amazon.com Inc	3.4
US Bancorp	2.6
Merck & Co Inc	2.0
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.0
Cisco Systems Inc	2.0
Alphabet Inc Class C	1.9
Citigroup Inc	1.9
27.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918534.100    9031-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Blue Chip Value Fund Fidelity Advisor® Blue Chip Value Fund Class Z : FFVPX

This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 15	0.37%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$603,904,138
Number of Holdings	82
Portfolio Turnover	126%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.9
Industrials	13.7
Health Care	13.3
Information Technology	12.4
Communication Services	10.2
Consumer Discretionary	8.0
Energy	6.3
Consumer Staples	5.5
Materials	4.3
Real Estate	4.2
Utilities	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Taiwan - 2.0
United Kingdom - 1.1
Canada - 0.9

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.7
Wells Fargo & Co	3.9
Exxon Mobil Corp	3.4
Amazon.com Inc	3.4
US Bancorp	2.6
Merck & Co Inc	2.0
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.0
Cisco Systems Inc	2.0
Alphabet Inc Class C	1.9
Citigroup Inc	1.9
27.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918536.100    9032-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Small Cap Value Fund

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Small Cap Value Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BERMUDA - 1.9%
Financials - 1.9%
Banks - 1.9%
Bank of Nt Butterfield & Son Ltd/The (United States)	1,760,000	91,168,000
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
ERO Copper Corp (b)	406,510	13,637,408
CANADA - 2.7%
Energy - 1.3%
Energy Equipment & Services - 1.3%
CES Energy Solutions Corp	5,500,000	57,356,883
Materials - 0.5%
Metals & Mining - 0.5%
Triple Flag Precious Metals Corp (United States)	685,827	23,126,086
Utilities - 0.9%
Gas Utilities - 0.9%
Brookfield Infrastructure Corp (United States) (a)	925,750	44,297,138
TOTAL CANADA		124,780,107
UNITED STATES - 94.4%
Communication Services - 0.6%
Media - 0.6%
EchoStar Corp Class A (b)	304,500	34,475,490
Consumer Discretionary - 10.4%
Automobile Components - 0.3%
American Axle & Manufacturing Holdings Inc (b)	1,880,000	14,983,600
Diversified Consumer Services - 1.5%
Laureate Education Inc (b)	2,033,161	69,737,422
Hotels, Restaurants & Leisure - 1.4%
Brinker International Inc (b)	180,114	28,407,580
Cheesecake Factory Inc/The (a)	668,847	38,766,372
		67,173,952
Household Durables - 2.8%
KB Home	1,369,628	78,808,395
Taylor Morrison Home Corp (b)	845,900	51,557,605
		130,366,000
Specialty Retail - 4.3%
Murphy USA Inc	155,000	65,489,050
National Vision Holdings Inc (a)(b)	1,205,000	31,751,750
Signet Jewelers Ltd (a)	988,984	91,253,554
Urban Outfitters Inc (b)	135,000	9,564,750
		198,059,104
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp	71,689	4,470,526
TOTAL CONSUMER DISCRETIONARY		484,790,604
Consumer Staples - 4.7%
Consumer Staples Distribution & Retail - 3.4%
BJ's Wholesale Club Holdings Inc (b)	1,072,114	99,106,218
Chefs' Warehouse Inc/The (b)	949,535	59,725,752
		158,831,970
Food Products - 1.3%
Post Holdings Inc (b)	595,000	60,874,450
TOTAL CONSUMER STAPLES		219,706,420
Energy - 4.5%
Energy Equipment & Services - 0.6%
Cactus Inc Class A	462,000	25,978,260
Oil, Gas & Consumable Fuels - 3.9%
Chord Energy Corp	760,829	76,265,499
Core Natural Resources Inc	160,000	15,260,800
Sunoco LP	1,595,000	91,840,100
		183,366,399
TOTAL ENERGY		209,344,659
Financials - 20.5%
Banks - 11.9%
BOK Financial Corp (a)	328,809	42,725,441
Eastern Bankshares Inc	3,265,000	66,883,525
First Bancorp/Southern Pines NC	156,005	9,037,370
FNB Corp/PA	1,970,000	34,573,500
Hancock Whitney Corp	905,102	62,271,018
Old National Bancorp/IN	5,039,586	123,117,086
SOUTHSTATE BANK CORP	408,746	41,826,978
TriCo Bancshares	666,616	33,210,809
UMB Financial Corp	754,977	95,987,776
Wintrust Financial Corp	290,013	42,774,017
		552,407,520
Capital Markets - 2.4%
AllianceBernstein Holding LP	833,857	35,472,277
Lazard Inc	774,795	41,621,988
Perella Weinberg Partners Class A	1,499,511	33,454,090
		110,548,355
Consumer Finance - 0.6%
FirstCash Holdings Inc	170,619	29,090,539
Financial Services - 0.7%
Federal Agricultural Mortgage Corp Class C	204,829	34,677,550
Insurance - 4.9%
Axis Capital Holdings Ltd	1,003,900	103,582,402
Baldwin Insurance Group Inc/The Class A (a)(b)	1,731,922	37,963,730
Primerica Inc	338,591	89,062,977
		230,609,109
TOTAL FINANCIALS		957,333,073
Health Care - 9.8%
Biotechnology - 2.7%
CG oncology Inc (b)	100,905	5,252,105
Cogent Biosciences Inc (b)	195,000	7,002,450
Cytokinetics Inc (b)	310,853	19,642,801
Dianthus Therapeutics Inc (b)	101,900	5,440,441
Disc Medicine Inc (b)	89,020	6,883,026
GRAIL Inc (a)(b)	103,219	10,096,883
Kiniksa Pharmaceuticals International Plc Class A (b)	83,695	3,675,884
Olema Pharmaceuticals Inc (b)	355,000	9,130,600
Praxis Precision Medicines Inc (b)	82,300	25,842,200
Spyre Therapeutics Inc (b)	280,564	8,972,437
Vaxcyte Inc (b)	419,000	22,445,830
Viridian Therapeutics Inc (b)	4,600	151,800
		124,536,457
Health Care Equipment & Supplies - 2.1%
Enovis Corp (b)	1,770,000	39,010,800
LivaNova PLC (b)	154,300	10,139,053
QuidelOrtho Corp (b)	1,729,427	46,988,532
		96,138,385
Health Care Providers & Services - 3.2%
BrightSpring Health Services Inc (b)	1,788,980	70,253,245
LifeStance Health Group Inc (b)	6,549,537	46,305,227
Pediatrix Medical Group Inc (a)(b)	1,646,387	35,199,753
		151,758,225
Pharmaceuticals - 1.8%
Amylyx Pharmaceuticals Inc (b)	360,000	5,144,399
Enliven Therapeutics Inc (b)	208,477	5,514,217
Ligand Pharmaceuticals Inc (b)	399,965	76,833,277
		87,491,893
TOTAL HEALTH CARE		459,924,960
Industrials - 17.6%
Commercial Services & Supplies - 0.4%
HNI Corp	179,293	8,568,412
UniFirst Corp/MA	50,000	10,750,000
		19,318,412
Construction & Engineering - 1.3%
WillScot Holdings Corp (a)	3,076,010	61,612,480
Electrical Equipment - 1.3%
Nextpower Inc Class A (b)	405,700	47,503,413
Thermon Group Holdings Inc (b)	250,581	11,338,790
		58,842,203
Ground Transportation - 1.2%
Knight-Swift Transportation Holdings Inc	594,000	32,729,400
Saia Inc (b)	64,000	21,431,680
		54,161,080
Machinery - 6.5%
Atmus Filtration Technologies Inc	1,005,488	58,288,139
Blue Bird Corp (a)(b)	1,426,827	71,783,667
Enpro Inc	270,086	64,491,135
JBT Marel Corp	236,618	37,222,378
REV Group Inc	1,117,120	71,383,968
		303,169,287
Professional Services - 2.9%
KBR Inc	1,100,000	47,091,000
Parsons Corp (b)	1,276,234	89,412,954
		136,503,954
Trading Companies & Distributors - 4.0%
DXP Enterprises Inc/TX (b)	524,253	68,179,103
GATX Corp	235,000	42,748,850
Herc Holdings Inc	548,000	78,550,320
		189,478,273
TOTAL INDUSTRIALS		823,085,689
Information Technology - 8.2%
Electronic Equipment, Instruments & Components - 5.2%
Bel Fuse Inc Class B	398,636	80,201,577
Crane NXT Co	472,944	23,893,131
Itron Inc (b)	100,000	9,908,000
OSI Systems Inc (b)	83,000	20,761,620
Sanmina Corp (b)	560,838	79,459,528
Vontier Corp	732,100	27,453,750
		241,677,606
Semiconductors & Semiconductor Equipment - 3.0%
MaxLinear Inc (b)(c)	4,586,449	79,574,890
Penguin Solutions Inc (a)(b)(c)	3,160,000	60,703,600
		140,278,490
TOTAL INFORMATION TECHNOLOGY		381,956,096
Materials - 5.4%
Construction Materials - 2.2%
Eagle Materials Inc	286,000	58,289,660
Knife River Corp (b)	681,700	45,789,789
		104,079,449
Containers & Packaging - 1.9%
Silgan Holdings Inc (a)	2,040,507	88,047,877
Metals & Mining - 1.3%
Coeur Mining Inc (b)	3,025,000	61,831,000
TOTAL MATERIALS		253,958,326
Real Estate - 9.6%
Health Care REITs - 3.7%
American Healthcare REIT Inc	1,735,000	81,388,850
CareTrust REIT Inc	2,411,581	90,048,435
		171,437,285
Industrial REITs - 0.7%
Terreno Realty Corp	539,100	33,176,214
Real Estate Management & Development - 2.7%
Compass Inc Class A (b)	8,148,237	102,015,927
Cushman & Wakefield Ltd	1,620,225	26,636,499
		128,652,426
Retail REITs - 1.6%
Acadia Realty Trust	2,544,400	50,913,444
Curbline Properties Corp	315,000	7,638,750
SITE Centers Corp	2,591,270	15,858,572
		74,410,766
Specialized REITs - 0.9%
National Storage Affiliates Trust	1,279,000	40,684,990
TOTAL REAL ESTATE		448,361,681
Utilities - 3.1%
Gas Utilities - 1.4%
Southwest Gas Holdings Inc	812,673	67,305,578
Multi-Utilities - 0.2%
Unitil Corp	165,169	8,408,753
Water Utilities - 1.5%
California Water Service Group	1,545,735	69,094,355
TOTAL UTILITIES		144,808,686
TOTAL UNITED STATES		4,417,745,684
TOTAL COMMON STOCKS (Cost $3,945,275,100)		4,647,331,199

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.70	39,645,649	39,653,578
Fidelity Securities Lending Cash Central Fund (d)(e)	3.70	147,864,912	147,879,699
TOTAL MONEY MARKET FUNDS (Cost $187,533,277)			187,533,277

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $4,132,808,377)	4,834,864,476
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(154,119,400)
NET ASSETS - 100.0%	4,680,745,076

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated company.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,260,961	1,014,686,294	1,028,286,646	1,030,755	(7,031)	-	39,653,578	39,645,649	0.1%
Fidelity Securities Lending Cash Central Fund	207,737,983	699,744,105	759,603,054	248,854	665	-	147,879,699	147,864,912	0.5%
Total	260,998,944	1,714,430,399	1,787,889,700	1,279,609	(6,366)	-	187,533,277

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Blue Bird Corp	88,586,155	28,783,617	60,375,533	-	2,291,618	12,497,809	-	-
MaxLinear Inc	-	76,979,675	-	-	-	2,595,215	79,574,890	4,586,449
Penguin Solutions Inc	50,675,500	25,017,976	4,567,024	-	114,879	(10,537,731)	60,703,600	3,160,000
Total	139,261,655	130,781,268	64,942,557	-	2,406,497	4,555,293	140,278,490

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	34,475,490	34,475,490	-	-
Consumer Discretionary	484,790,604	484,790,604	-	-
Consumer Staples	219,706,420	219,706,420	-	-
Energy	266,701,542	266,701,542	-	-
Financials	1,048,501,073	1,048,501,073	-	-
Health Care	459,924,960	459,924,960	-	-
Industrials	823,085,689	823,085,689	-	-
Information Technology	381,956,096	381,956,096	-	-
Materials	290,721,820	290,721,820	-	-
Real Estate	448,361,681	448,361,681	-	-
Utilities	189,105,824	189,105,824	-	-

Money Market Funds	187,533,277	187,533,277	-	-
Total Investments in Securities:	4,834,864,476	4,834,864,476	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $158,999,249) - See accompanying schedule:
Unaffiliated issuers (cost $3,804,538,924)	$4,507,052,709
Fidelity Central Funds (cost $187,533,277)	187,533,277
Other affiliated issuers (cost $140,736,176)	140,278,490

Total Investment in Securities (cost $4,132,808,377)		$4,834,864,476
Foreign currency held at value (cost $382,152)		418,489
Receivable for investments sold		7,331,432
Receivable for fund shares sold		3,534,503
Dividends receivable		1,008,851
Distributions receivable from Fidelity Central Funds		109,802
Prepaid expenses		3,040
Total assets		4,847,270,593
Liabilities
Payable for investments purchased	$11,489,960
Payable for fund shares redeemed	4,277,470
Accrued management fee	2,680,978
Distribution and service plan fees payable	122,809
Other payables and accrued expenses	80,848
Collateral on securities loaned	147,873,452
Total liabilities		166,525,517
Net Assets		$4,680,745,076
Net Assets consist of:
Paid in capital		$3,908,747,225
Total accumulated earnings (loss)		771,997,851
Net Assets		$4,680,745,076

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($242,736,170 ÷ 12,052,090 shares)(a)		$20.14
Maximum offering price per share (100/94.25 of $20.14)		$21.37
Class M :
Net Asset Value and redemption price per share ($102,320,449 ÷ 5,367,856 shares)(a)		$19.06
Maximum offering price per share (100/96.50 of $19.06)		$19.75
Class C :
Net Asset Value and offering price per share ($34,147,180 ÷ 2,123,650 shares)(a)		$16.08
Small Cap Value :
Net Asset Value, offering price and redemption price per share ($2,554,316,336 ÷ 121,758,595 shares)		$20.98
Class I :
Net Asset Value, offering price and redemption price per share ($921,588,352 ÷ 43,919,054 shares)		$20.98
Class Z :
Net Asset Value, offering price and redemption price per share ($825,636,589 ÷ 39,333,054 shares)		$20.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$33,877,415
Interest		376
Income from Fidelity Central Funds (including $248,854 from security lending)		1,279,609
Total income		35,157,400
Expenses
Management fee
Basic fee	$17,051,610
Performance adjustment	1,342,463
Distribution and service plan fees	725,011
Custodian fees and expenses	25,983
Independent trustees' fees and expenses	9,288
Registration fees	156,924
Audit fees	31,850
Legal	3,821
Miscellaneous	7,296
Total expenses		19,354,246
Net Investment income (loss)		15,803,154
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	222,637,959
Fidelity Central Funds	(6,366)
Other affiliated issuers	2,406,497
Foreign currency transactions	2,508
Total net realized gain (loss)		225,040,598
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	354,457,864
Affiliated issuers	4,555,293
Assets and liabilities in foreign currencies	41,349
Total change in net unrealized appreciation (depreciation)		359,054,506
Net gain (loss)		584,095,104
Net increase (decrease) in net assets resulting from operations		$599,898,258
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,803,154	$39,787,476
Net realized gain (loss)	225,040,598	343,380,291
Change in net unrealized appreciation (depreciation)	359,054,506	(519,024,494)
Net increase (decrease) in net assets resulting from operations	599,898,258	(135,856,727)
Distributions to shareholders	(439,892,248)	(290,185,441)

Share transactions - net increase (decrease)	121,976,949	(303,727,803)
Total increase (decrease) in net assets	281,982,959	(729,769,971)

Net Assets
Beginning of period	4,398,762,117	5,128,532,088
End of period	$4,680,745,076	$4,398,762,117

Financial Highlights
Fidelity Advisor® Small Cap Value Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.50	$21.25	$19.35	$19.13	$21.03	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.04	.11	.09	.09	.18 C	.09 D
Net realized and unrealized gain (loss)	2.58	(.67)	2.80	1.18	(.41)	8.66
Total from investment operations	2.62	(.56)	2.89	1.27	(.23)	8.75
Distributions from net investment income	(.17)	(.07)	(.09)	-	(.39)	(.05)
Distributions from net realized gain	(1.81)	(1.13)	(.90)	(1.05)	(1.28)	-
Total distributions	(1.98)	(1.19) E	(.99)	(1.05)	(1.67)	(.05)
Net asset value, end of period	$20.14	$19.50	$21.25	$19.35	$19.13	$21.03
Total Return F,G,H	13.94%	(2.62)%	16.03%	7.17%	(1.50)%	71.07%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.11% K	1.20%	1.30%	1.30%	1.26%	1.24%
Expenses net of fee waivers, if any	1.11 % K	1.20%	1.29%	1.29%	1.25%	1.24%
Expenses net of all reductions, if any	1.11% K	1.20%	1.29%	1.29%	1.25%	1.23%
Net investment income (loss)	.43% K	.59%	.50%	.51%	.90% C	.50% D
Supplemental Data
Net assets, end of period (000 omitted)	$242,736	$232,664	$275,800	$270,455	$267,854	$232,920
Portfolio turnover rate L	123 % K	96%	63%	29%	40%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .13%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Value Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.54	$20.29	$18.55	$18.42	$20.31	$11.93
Income from Investment Operations
Net investment income (loss) A,B	.02	.06	.04	.04	.13 C	.05 D
Net realized and unrealized gain (loss)	2.44	(.65)	2.68	1.14	(.40)	8.37
Total from investment operations	2.46	(.59)	2.72	1.18	(.27)	8.42
Distributions from net investment income	(.14)	(.05)	(.08)	-	(.35)	(.04)
Distributions from net realized gain	(1.81)	(1.12)	(.90)	(1.05)	(1.28)	-
Total distributions	(1.94) E	(1.16) E	(.98)	(1.05)	(1.62) E	(.04)
Net asset value, end of period	$19.06	$18.54	$20.29	$18.55	$18.42	$20.31
Total Return F,G,H	13.82%	(2.92)%	15.75%	6.95%	(1.74)%	70.63%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.36% K	1.45%	1.55%	1.54%	1.50%	1.48%
Expenses net of fee waivers, if any	1.36 % K	1.45%	1.55%	1.54%	1.49%	1.48%
Expenses net of all reductions, if any	1.36% K	1.45%	1.55%	1.54%	1.49%	1.47%
Net investment income (loss)	.18% K	.34%	.24%	.26%	.66% C	.26% D
Supplemental Data
Net assets, end of period (000 omitted)	$102,320	$97,536	$106,502	$94,205	$81,790	$80,182
Portfolio turnover rate L	123 % K	96%	63%	29%	40%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.10)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Value Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.91	$17.60	$16.28	$16.38	$18.25	$10.76
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.03)	(.04)	(.04)	.03 C	(.04) D
Net realized and unrealized gain (loss)	2.09	(.56)	2.31	.99	(.36)	7.55
Total from investment operations	2.06	(.59)	2.27	.95	(.33)	7.51
Distributions from net investment income	(.09)	(.03)	(.05)	-	(.31)	(.02)
Distributions from net realized gain	(1.81)	(1.08)	(.90)	(1.05)	(1.24)	-
Total distributions	(1.89) E	(1.10) E	(.95)	(1.05)	(1.54) E	(.02)
Net asset value, end of period	$16.08	$15.91	$17.60	$16.28	$16.38	$18.25
Total Return F,G,H	13.56%	(3.39)%	15.15%	6.38%	(2.27)%	69.84%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.86% K	1.95%	2.06%	2.06%	2.02%	2.01%
Expenses net of fee waivers, if any	1.86 % K	1.95%	2.05%	2.05%	2.01%	2.01%
Expenses net of all reductions, if any	1.86% K	1.95%	2.05%	2.05%	2.01%	2.00%
Net investment income (loss)	(.32)% K	(.17)%	(.27)%	(.26)%	.14% C	(.26)% D
Supplemental Data
Net assets, end of period (000 omitted)	$34,147	$33,269	$39,363	$38,077	$38,832	$32,469
Portfolio turnover rate L	123 % K	96%	63%	29%	40%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.64)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Small Cap Value Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.25	$22.02	$20.00	$19.69	$21.59	$12.64
Income from Investment Operations
Net investment income (loss) A,B	.07	.18	.15	.14	.24 C	.14 D
Net realized and unrealized gain (loss)	2.69	(.70)	2.90	1.22	(.42)	8.89
Total from investment operations	2.76	(.52)	3.05	1.36	(.18)	9.03
Distributions from net investment income	(.22)	(.12)	(.13)	-	(.44)	(.08)
Distributions from net realized gain	(1.81)	(1.13)	(.90)	(1.05)	(1.28)	-
Total distributions	(2.03)	(1.25)	(1.03)	(1.05)	(1.72)	(.08)
Net asset value, end of period	$20.98	$20.25	$22.02	$20.00	$19.69	$21.59
Total Return E,F	14.15%	(2.36)%	16.33%	7.44%	(1.23)%	71.64%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.82% I	.91%	1.03%	1.04%	.99%	.97%
Expenses net of fee waivers, if any	.82 % I	.91%	1.02%	1.03%	.98%	.97%
Expenses net of all reductions, if any	.82% I	.91%	1.02%	1.03%	.98%	.96%
Net investment income (loss)	.72% I	.88%	.76%	.77%	1.17% C	.77% D
Supplemental Data
Net assets, end of period (000 omitted)	$2,554,316	$2,402,748	$2,806,717	$2,696,316	$2,691,063	$2,715,703
Portfolio turnover rate J	123 % I	96%	63%	29%	40%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .41%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Value Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.25	$22.02	$20.00	$19.69	$21.59	$12.65
Income from Investment Operations
Net investment income (loss) A,B	.07	.17	.15	.14	.24 C	.15 D
Net realized and unrealized gain (loss)	2.68	(.70)	2.90	1.22	(.42)	8.87
Total from investment operations	2.75	(.53)	3.05	1.36	(.18)	9.02
Distributions from net investment income	(.21)	(.11)	(.13)	-	(.44)	(.08)
Distributions from net realized gain	(1.81)	(1.13)	(.90)	(1.05)	(1.28)	-
Total distributions	(2.02)	(1.24)	(1.03)	(1.05)	(1.72)	(.08)
Net asset value, end of period	$20.98	$20.25	$22.02	$20.00	$19.69	$21.59
Total Return E,F	14.09%	(2.40)%	16.32%	7.44%	(1.22)%	71.55%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.86% I	.95%	1.03%	1.03%	.99%	.97%
Expenses net of fee waivers, if any	.86 % I	.95%	1.03%	1.03%	.99%	.97%
Expenses net of all reductions, if any	.86% I	.95%	1.03%	1.03%	.99%	.96%
Net investment income (loss)	.68% I	.84%	.76%	.77%	1.17% C	.77% D
Supplemental Data
Net assets, end of period (000 omitted)	$921,588	$908,375	$1,085,761	$1,169,580	$1,319,154	$845,012
Portfolio turnover rate J	123 % I	96%	63%	29%	40%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Value Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.28	$22.05	$20.03	$19.69	$21.59	$12.65
Income from Investment Operations
Net investment income (loss) A,B	.08	.19	.17	.16	.27 C	.17 D
Net realized and unrealized gain (loss)	2.68	(.69)	2.90	1.23	(.43)	8.87
Total from investment operations	2.76	(.50)	3.07	1.39	(.16)	9.04
Distributions from net investment income	(.24)	(.15)	(.15)	-	(.47)	(.10)
Distributions from net realized gain	(1.81)	(1.13)	(.90)	(1.05)	(1.28)	-
Total distributions	(2.05)	(1.27) E	(1.05)	(1.05)	(1.74) E	(.10)
Net asset value, end of period	$20.99	$20.28	$22.05	$20.03	$19.69	$21.59
Total Return F,G	14.14%	(2.25)%	16.46%	7.60%	(1.11)%	71.75%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.74% J	.84%	.93%	.90%	.86%	.84%
Expenses net of fee waivers, if any	.74 % J	.84%	.93%	.90%	.86%	.84%
Expenses net of all reductions, if any	.74% J	.84%	.93%	.90%	.86%	.83%
Net investment income (loss)	.80% J	.95%	.86%	.90%	1.30% C	.90% D
Supplemental Data
Net assets, end of period (000 omitted)	$825,637	$724,170	$814,390	$639,652	$540,854	$364,564
Portfolio turnover rate K	123 % J	96%	63%	29%	40%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$845,300,435
Gross unrealized depreciation	(149,524,987)
Net unrealized appreciation (depreciation)	$695,775,448
Tax cost	$4,139,089,028
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Value Fund	2,770,172,565	3,040,544,209
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.84
Class C	.86
Small Cap Value	.84
Class I	.84
Class Z	.70

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.79
Class M	.79
Class C	.79
Small Cap Value	.75
Class I	.79
Class Z	.68

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Small Cap Value Fund	Russell 2000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Small Cap Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .06%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	300,328	3,509
Class M	.25%	.25%	253,928	-
Class C	.75%	.25%	170,755	17,019
			725,011	20,528

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	16,902
Class M	881
Class CA	31
17,814

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Value Fund	101,268

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Value Fund	194,938,680	244,099,388	11,292,773
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Small Cap Value Fund	3,732
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Value Fund	26,231	223	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Small Cap Value Fund	15,377,138
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026	Year ended July 31, 2025
Fidelity Small Cap Value Fund
Distributions to shareholders
Class A	$23,241,607	$15,326,126
Class M	10,247,070	6,155,268
Class C	3,948,739	2,467,954
Small Cap Value	239,169,485	158,216,919
Class I	87,846,858	60,676,292
Class Z	75,438,489	47,342,882
Total	$439,892,248	$290,185,441
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026	Year ended July 31, 2025	Six months ended January 31, 2026	Year ended July 31, 2025
Fidelity Small Cap Value Fund
Class A
Shares sold	619,790	1,696,151	$12,260,788	$33,464,402
Reinvestment of distributions	1,160,659	758,416	22,703,922	14,962,279
Shares redeemed	(1,660,643)	(3,499,161)	(32,927,145)	(68,355,471)
Net increase (decrease)	119,806	(1,044,594)	$2,037,565	$(19,928,790)
Class M
Shares sold	369,568	767,048	$6,986,528	$14,304,287
Reinvestment of distributions	548,599	324,837	10,171,972	6,105,558
Shares redeemed	(810,158)	(1,081,679)	(15,032,809)	(20,075,729)
Net increase (decrease)	108,009	10,206	$2,125,691	$334,116
Class C
Shares sold	133,972	316,078	$2,147,337	$5,116,349
Reinvestment of distributions	238,468	143,154	3,746,828	2,319,743
Shares redeemed	(339,295)	(605,034)	(5,384,766)	(9,659,398)
Net increase (decrease)	33,145	(145,802)	$509,399	$(2,223,306)
Small Cap Value
Shares sold	8,670,780	18,034,076	$179,572,925	$370,052,614
Reinvestment of distributions	11,168,885	7,352,182	227,368,471	150,366,933
Shares redeemed	(16,707,572)	(34,193,578)	(343,620,177)	(692,040,981)
Net increase (decrease)	3,132,093	(8,807,320)	$63,321,219	$(171,621,434)
Class I
Shares sold	3,688,566	11,941,511	$76,236,681	$242,381,596
Reinvestment of distributions	4,084,165	2,854,514	83,156,039	58,385,991
Shares redeemed	(8,704,163)	(19,247,886)	(179,749,050)	(388,280,431)
Net increase (decrease)	(931,432)	(4,451,861)	$(20,356,330)	$(87,512,844)
Class Z
Shares sold	5,931,019	12,196,015	$122,887,833	$252,286,868
Reinvestment of distributions	3,517,442	2,168,003	71,644,154	44,384,521
Shares redeemed	(5,829,152)	(15,575,806)	(120,192,582)	(319,446,934)
Net increase (decrease)	3,619,309	(1,211,788)	$74,339,405	$(22,775,545)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.803709.121
SCV-SANN-0426
Fidelity® Small Cap Growth K6 Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Small Cap Growth K6 Fund
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 0.5%
Industrials - 0.2%
Aerospace & Defense - 0.2%
DroneShield Ltd (b)(c)	4,508,138	10,422,283
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Elsight Ltd (b)	3,807,303	11,267,666
TOTAL AUSTRALIA		21,689,949
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	243,128	4,777,465
CANADA - 1.2%
Energy - 0.3%
Energy Equipment & Services - 0.3%
CES Energy Solutions Corp	1,321,152	13,777,666
Health Care - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (b)	214,133	8,781,594
Industrials - 0.2%
Electrical Equipment - 0.2%
Electrovaya Inc (United States) (b)	597,060	6,466,159
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (b)	1,219,960	7,149,621
Materials - 0.3%
Metals & Mining - 0.3%
G Mining Ventures Corp (b)	399,310	12,659,797
TOTAL CANADA		48,834,837
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Tonies SE Class A (b)	330,270	4,047,961
Health Care - 0.0%
Biotechnology - 0.0%
Tubulis GmbH (e)(f)(h)	4,900	1,763,955
TOTAL GERMANY		5,811,916
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Insurance - 0.2%
Accelerant Holdings Class A (b)(d)	560,460	7,655,884
ISRAEL - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (b)	48,580	22,241,867
Software - 0.5%
Cellebrite DI Ltd (b)	1,435,276	21,112,910
TOTAL ISRAEL		43,354,777
ITALY - 0.9%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	337,291	8,284,019
Leisure Products - 0.3%
Sanlorenzo SpA/Ameglia (d)	259,923	9,936,216
TOTAL CONSUMER DISCRETIONARY		18,220,235
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	155,635	18,531,212
TOTAL ITALY		36,751,447
JAPAN - 0.3%
Industrials - 0.3%
Professional Services - 0.3%
BayCurrent Inc	260,830	9,170,173
Timee Inc (b)	149,800	1,310,605

TOTAL JAPAN		10,480,778
NETHERLANDS - 0.7%
Health Care - 0.5%
Biotechnology - 0.3%
Newamsterdam Pharma Co NV (b)	250,980	7,810,498
uniQure NV (b)	144,537	3,283,881
		11,094,379
Pharmaceuticals - 0.2%
Pharvaris NV (b)	330,166	8,930,990
TOTAL HEALTH CARE		20,025,369
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
BE Semiconductor Industries NV	43,170	8,417,721
TOTAL NETHERLANDS		28,443,090
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Silicon Motion Technology Corp ADR	89,040	10,589,527
THAILAND - 1.5%
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Fabrinet (b)	120,411	58,933,960
UNITED KINGDOM - 1.1%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	56,439	13,167,426
Energy - 0.8%
Energy Equipment & Services - 0.8%
Subsea 7 SA	80,969	2,064,896
TechnipFMC PLC	485,908	27,074,794
TOTAL ENERGY		29,139,690
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd (e)(f)	431,700	1,329,113
TOTAL UNITED KINGDOM		43,636,229
UNITED STATES - 90.1%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.3%
Globalstar Inc (b)	164,860	10,158,673
Entertainment - 0.5%
IMAX Corp (b)(d)	541,909	18,918,043
Interactive Media & Services - 0.1%
ZoomInfo Technologies Inc (b)	437,653	3,523,107
Media - 0.2%
MNTN Inc Class A (b)(d)	937,773	8,627,512
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)(d)	655,706	3,009,690
TOTAL COMMUNICATION SERVICES		44,237,025
Consumer Discretionary - 8.9%
Automobile Components - 0.5%
LCI Industries	12,614	1,850,347
Patrick Industries Inc	128,080	16,159,854
		18,010,201
Broadline Retail - 0.3%
Etsy Inc (b)	131,900	6,985,424
Savers Value Village Inc (b)(d)	303,780	3,147,160
		10,132,584
Diversified Consumer Services - 1.8%
Adtalem Global Education Inc (b)	181,881	18,833,778
Duolingo Inc Class A (b)	85,880	11,513,073
Frontdoor Inc (b)	353,630	20,903,069
Grand Canyon Education Inc (b)	90,633	15,755,641
Stride Inc (b)	49,210	4,163,166
Universal Technical Institute Inc (b)(d)	68,821	1,915,288
		73,084,015
Hotels, Restaurants & Leisure - 3.2%
Black Rock Coffee Bar Inc Class A (d)	359,880	5,365,811
Brinker International Inc (b)	81,649	12,877,680
Cava Group Inc (b)(d)	123,291	7,473,900
Cheesecake Factory Inc/The (d)	357,012	20,692,416
Dutch Bros Inc Class A (b)	181,322	9,862,104
First Watch Restaurant Group Inc (b)	590,530	9,442,575
Kura Sushi USA Inc Class A (b)(d)	156,122	10,430,511
Lindblad Expeditions Holdings Inc (b)	381,700	6,362,939
Pursuit Attractions and Hospitality Inc (b)	150,442	5,224,850
Red Rock Resorts Inc Class A	249,857	15,773,472
Shake Shack Inc Class A (b)	63,230	5,600,281
Sportradar Holding AG Class A (b)	426,815	7,729,620
Travel + Leisure Co	108,020	7,511,711
		124,347,870
Household Durables - 0.5%
Champion Homes Inc (b)	110,696	8,676,352
Somnigroup International Inc	141,526	12,433,060
		21,109,412
Specialty Retail - 2.6%
BARK Inc warrants 6/1/2026 (b)	54	0
Boot Barn Holdings Inc (b)	144,961	25,872,640
Chewy Inc Class A (b)	251,457	7,319,913
Fanatics Inc Class A (b)(e)(f)	163,048	13,043,840
Group 1 Automotive Inc	6,845	2,424,910
RealReal Inc/The (b)	1,167,420	17,126,051
ThredUp Inc Class A (b)	390,259	1,982,516
Urban Outfitters Inc (b)	250,886	17,775,273
Warby Parker Inc Class A (b)	726,087	18,522,479
		104,067,622
TOTAL CONSUMER DISCRETIONARY		350,751,704
Consumer Staples - 1.7%
Beverages - 0.9%
Vita Coco Co Inc/The (b)	613,059	32,706,698
Consumer Staples Distribution & Retail - 0.4%
Sprouts Farmers Market Inc (b)	95,940	6,803,105
US Foods Holding Corp (b)	129,096	10,795,008
		17,598,113
Tobacco - 0.4%
Turning Point Brands Inc	131,952	15,985,984
TOTAL CONSUMER STAPLES		66,290,795
Energy - 1.5%
Energy Equipment & Services - 1.0%
Cactus Inc Class A	358,151	20,138,831
WaterBridge Infrastructure LLC Class A	321,610	7,056,123
Weatherford International PLC	142,300	13,387,584
		40,582,538
Oil, Gas & Consumable Fuels - 0.5%
Antero Resources Corp (b)	336,414	12,235,377
Centrus Energy Corp Class A (b)(d)	27,070	7,533,040
		19,768,417
TOTAL ENERGY		60,350,955
Financials - 7.1%
Banks - 1.6%
Axos Financial Inc (b)	26,000	2,573,740
Central BanCo Inc	240,400	5,793,640
East West Bancorp Inc	116,929	13,381,355
Eastern Bankshares Inc	569,964	11,675,713
First Bancorp/Southern Pines NC	234,174	13,565,700
Hancock Whitney Corp	119,318	8,209,078
Pinnacle Financial Partners Inc	80,590	7,663,303
		62,862,529
Capital Markets - 2.1%
Houlihan Lokey Inc Class A	67,307	11,329,114
P10 Inc Class A	1,004,844	10,832,218
Perella Weinberg Partners (f)	457,262	10,201,515
Perella Weinberg Partners Class A	685,960	15,303,769
Piper Sandler Cos	22,283	7,717,717
PJT Partners Inc Class A	79,740	13,797,412
StepStone Group Inc rights 12/31/2038 (b)(e)	6,434	441,179
Wealthfront Corp (b)	732,920	6,361,746
WisdomTree Inc	443,752	7,188,782
		83,173,452
Consumer Finance - 1.9%
Enova International Inc (b)	132,810	21,936,228
EZCORP Inc Class A (b)(d)	612,970	13,148,207
Figure Technology Solutions Inc Class A	59,900	3,407,111
FirstCash Holdings Inc	177,555	30,273,128
LendingClub Corp (b)	283,800	4,799,058
		73,563,732
Financial Services - 0.2%
HA Sustainable Infrastructure Capital Inc	332,570	11,443,733
Insurance - 1.3%
Baldwin Insurance Group Inc/The Class A (b)	269,841	5,914,914
Lemonade Inc (b)(d)	149,850	12,996,491
Oscar Health Inc Class A (b)	580,320	8,327,592
Stewart Information Services Corp	172,624	11,640,036
Trupanion Inc (b)(d)	384,609	12,303,642
		51,182,675
TOTAL FINANCIALS		282,226,121
Health Care - 27.1%
Biotechnology - 13.5%
Apogee Therapeutics Inc (b)	121,576	7,964,444
Arcellx Inc (b)(d)	171,118	11,689,071
ArriVent Biopharma Inc (b)	149,030	3,351,685
Arrowhead Pharmaceuticals Inc (b)	76,570	5,308,598
Blueprint Medicines Corp rights (b)(e)	62,502	0
Bridgebio Pharma Inc (b)	336,522	26,003,055
Caris Life Sciences Inc (b)	563,256	13,045,009
Celldex Therapeutics Inc (b)	237,705	5,847,543
Centessa Pharmaceuticals PLC ADR (b)	262,210	6,442,500
CG oncology Inc (b)(d)	510,589	26,576,157
Cogent Biosciences Inc (b)	1,249,295	44,862,183
Crescent Biopharma Inc (b)(f)	239,807	2,299,749
Cytokinetics Inc (b)	281,164	17,766,753
CytomX Therapeutics Inc (b)	1,639,670	9,329,722
Dianthus Therapeutics Inc (b)	221,960	11,850,444
Disc Medicine Inc (b)	198,806	15,371,680
Inovio Pharmaceuticals Inc (b)(d)	2,982,620	4,861,671
Insmed Inc (b)	45,487	7,135,546
Jade Biosciences Inc	231,258	3,609,937
Janux Therapeutics Inc (b)	261,204	3,581,107
Kiniksa Pharmaceuticals International Plc Class A (b)	291,812	12,816,383
Kymera Therapeutics Inc (b)	157,460	11,445,767
Madrigal Pharmaceuticals Inc (b)	36,139	17,683,174
Mineralys Therapeutics Inc (b)	188,573	5,825,020
Mirum Pharmaceuticals Inc (b)(d)	178,500	18,424,770
Moderna Inc (b)	154,740	6,819,392
Nurix Therapeutics Inc (b)	475,558	7,856,218
Nuvalent Inc Class A (b)	240,581	24,753,379
Olema Pharmaceuticals Inc (b)	193,300	4,971,676
Oruka Therapeutics Inc (b)	229,754	7,864,479
Oruka Therapeutics Inc (b)(f)	66,100	2,262,603
Palvella Therapeutics Inc (b)	76,880	5,895,927
Praxis Precision Medicines Inc (b)	56,240	17,659,360
Precigen Inc (b)(d)	1,186,540	5,327,565
Rhythm Pharmaceuticals Inc (b)	207,612	21,284,382
Scholar Rock Holding Corp (b)	24,941	1,105,884
Soleno Therapeutics Inc (b)	329,457	12,703,862
Spyre Therapeutics Inc (b)	377,826	12,082,875
Stoke Therapeutics Inc (b)	259,177	7,863,430
Travere Therapeutics Inc (b)	450,590	14,008,843
Upstream Bio Inc (b)	693,618	21,557,647
Veracyte Inc (b)	457,070	17,405,226
Vericel Corp (b)	252,910	9,099,702
Viking Therapeutics Inc (b)(d)	108,364	3,146,891
Viridian Therapeutics Inc (b)	610,677	20,152,341
X4 Pharmaceuticals Inc (b)	1,689,700	6,251,890
Zenas Biopharma Inc (b)	338,265	6,213,928
Zenas Biopharma Inc (f)	80,024	1,470,041
Zymeworks Inc (b)	184,050	4,146,647
		534,996,156
Health Care Equipment & Supplies - 2.9%
Artivion Inc (b)	265,488	10,823,946
Ceribell Inc (b)	675,645	13,925,043
Integer Holdings Corp (b)(d)	82,914	7,201,910
iRhythm Technologies Inc (b)	39,980	6,177,310
LivaNova PLC (b)	96,540	6,343,643
Masimo Corp (b)	81,989	11,259,549
Neogen Corp (b)	614,798	6,283,236
NeuroPace Inc (b)	188,747	2,855,742
Penumbra Inc (b)	845	302,654
PROCEPT BioRobotics Corp (b)(d)	135,082	3,911,975
Shoulder Innovations Inc (g)	330,303	4,677,090
Shoulder Innovations Inc	57,600	815,616
TransMedics Group Inc (b)(d)	288,521	38,654,601
		113,232,315
Health Care Providers & Services - 6.2%
Alignment Healthcare Inc (b)	942,359	21,231,348
BrightSpring Health Services Inc (b)	1,423,172	55,887,965
Ensign Group Inc/The	226,796	38,931,802
GeneDx Holdings Corp Class A (b)	120,540	11,603,180
Guardant Health Inc (b)	291,590	33,252,925
HealthEquity Inc (b)	201,438	17,257,193
LifeStance Health Group Inc (b)	2,723,586	19,255,753
Privia Health Group Inc (b)	755,852	17,550,883
Progyny Inc (b)	791,581	18,895,038
RadNet Inc (b)	71,220	4,992,522
Surgery Partners Inc (b)	324,670	4,824,596
		243,683,205
Health Care Technology - 0.4%
Waystar Holding Corp (b)	536,280	14,243,597
Wugen Inc warrants 8/22/2035 (b)(e)(f)	45,967	79,523
		14,323,120
Life Sciences Tools & Services - 0.7%
BioLife Solutions Inc (b)	292,290	6,371,922
Charles River Laboratories International Inc (b)	62,539	13,163,209
Veterinary Emergency Group (b)(e)(f)(h)	68,413	6,729,787
		26,264,918
Pharmaceuticals - 3.4%
Amylyx Pharmaceuticals Inc (b)	1,053,389	15,052,929
Axsome Therapeutics Inc (b)	163,505	30,125,797
Crinetics Pharmaceuticals Inc (b)	421,632	21,056,302
Definium Therapeutics Inc (b)(d)	409,890	6,918,943
Enliven Therapeutics Inc (b)	569,804	15,071,316
Enliven Therapeutics Inc (b)(f)	100,587	2,660,526
Liquidia Corp (b)(d)	113,501	4,811,307
Ocular Therapeutix Inc (b)	329,204	3,008,925
Structure Therapeutics Inc ADR (b)	207,912	18,389,816
Trevi Therapeutics Inc (b)	643,320	6,735,560
WaVe Life Sciences Ltd (b)	942,970	12,202,032
		136,033,453
TOTAL HEALTH CARE		1,068,533,167
Industrials - 25.4%
Aerospace & Defense - 6.9%
AeroVironment Inc (b)	48,000	13,362,720
ATI Inc (b)	243,889	29,339,847
Beta Technologies Inc (i)	1,317,426	28,324,659
Beta Technologies Inc Class A (b)	46,530	1,000,395
BWX Technologies Inc	102,775	21,113,068
Cadre Holdings Inc	331,490	13,262,915
Carpenter Technology Corp	68,506	21,773,262
Karman Holdings Inc (b)(d)	324,128	33,644,487
Kratos Defense & Security Solutions Inc (b)	237,060	24,419,551
Leonardo DRS Inc	260,308	10,688,246
Mercury Systems Inc (b)	175,838	16,507,671
Moog Inc Class A	49,650	15,160,628
V2X Inc (b)	192,569	13,254,524
VSE Corp	43,430	9,492,495
Woodward Inc	70,078	22,273,592
		273,618,060
Building Products - 1.5%
Armstrong World Industries Inc	42,850	7,873,259
AZZ Inc	171,690	21,339,350
Modine Manufacturing Co (b)	20,200	3,730,132
Simpson Manufacturing Co Inc	21,680	3,832,590
Tecnoglass Inc	314,591	15,386,646
Zurn Elkay Water Solutions Corp	118,610	5,469,107
		57,631,084
Commercial Services & Supplies - 0.6%
HNI Corp	259,176	12,386,021
Montrose Environmental Group Inc (b)	92,248	2,055,285
OPENLANE Inc (b)	287,023	8,622,171
		23,063,477
Construction & Engineering - 3.7%
Cardinal Infrastructure Group Inc Class A	220,899	5,564,445
Construction Partners Inc Class A (b)	208,218	22,878,994
Dycom Industries Inc (b)	62,584	22,804,984
Granite Construction Inc	134,371	16,223,955
IES Holdings Inc (b)	50,097	19,051,388
Legence Corp Class A	275,890	12,942,000
Limbach Holdings Inc (b)	51,120	4,395,297
Primoris Services Corp	74,880	11,100,960
Sterling Infrastructure Inc (b)	85,837	30,721,921
		145,683,944
Electrical Equipment - 4.4%
Acuity Inc	38,080	11,775,859
Bloom Energy Corp Class A (b)	586,607	88,794,702
Fluence Energy Inc Class A (b)	237,450	7,306,337
Nextpower Inc Class A (b)	512,317	59,987,198
Preformed Line Products Co	17,750	4,454,185
Shoals Technologies Group Inc (b)	254,450	2,402,008
		174,720,289
Machinery - 3.8%
Atmus Filtration Technologies Inc	346,430	20,082,547
Blue Bird Corp (b)	192,500	9,684,675
Federal Signal Corp	103,071	11,140,944
ITT Inc	89,329	16,284,677
JBT Marel Corp (d)	152,790	24,035,395
Mueller Industries Inc	105,188	14,320,294
Oshkosh Corp	52,530	7,554,865
RBC Bearings Inc (b)	37,046	18,510,775
REV Group Inc	309,537	19,779,414
SPX Technologies Inc (b)	35,120	7,319,359
		148,712,945
Passenger Airlines - 0.1%
Joby Aviation Inc Class A (b)(d)	581,600	6,147,512
Professional Services - 3.2%
CACI International Inc (b)	33,873	21,020,906
CRA International Inc	18,000	3,400,920
FTI Consulting Inc (b)	70,373	12,292,052
Huron Consulting Group Inc (b)	199,020	33,634,380
Parsons Corp (b)	148,840	10,427,730
Planet Labs PBC Class A (b)(d)	696,580	17,393,603
UL Solutions Inc Class A	112,555	7,904,738
Upwork Inc (b)(d)	950,040	19,029,301
		125,103,630
Trading Companies & Distributors - 1.2%
DXP Enterprises Inc/TX (b)	47,075	6,122,104
Herc Holdings Inc	38,930	5,580,226
Xometry Inc Class A (b)(d)	659,874	37,698,602
		49,400,932
TOTAL INDUSTRIALS		1,004,081,873
Information Technology - 13.4%
Communications Equipment - 0.6%
Lumentum Holdings Inc (b)	36,709	14,384,055
Viavi Solutions Inc (b)	292,880	7,163,845
Vistance Networks Inc (b)	194,490	3,500,819
		25,048,719
Electronic Equipment, Instruments & Components - 4.4%
Advanced Energy Industries Inc	155,165	39,622,934
Belden Inc	96,230	11,307,987
Evolv Technologies Holdings Inc Class A (b)	537,760	3,328,734
Mirion Technologies Inc Class A (b)	776,269	19,282,522
OSI Systems Inc (b)(d)	184,522	46,156,334
Sanmina Corp (b)	127,573	18,074,543
TD SYNNEX Corp	79,835	12,667,419
TTM Technologies Inc (b)	144,349	14,175,072
Vontier Corp	251,979	9,449,213
		174,064,758
Semiconductors & Semiconductor Equipment - 4.7%
Aehr Test Systems (b)	726,949	18,638,972
Credo Technology Group Holding Ltd (b)	324,738	40,683,177
Impinj Inc (b)	54,285	7,496,759
Kopin Corp (b)(d)	759,690	1,937,210
MACOM Technology Solutions Holdings Inc (b)	192,153	42,093,036
Onto Innovation Inc (b)	51,060	10,316,673
Rambus Inc (b)	133,879	15,239,447
Rigetti Computing Inc Class A (b)(d)	193,630	3,518,257
SiTime Corp (b)	79,791	28,972,910
Veeco Instruments Inc (b)	558,327	17,436,552
		186,332,993
Software - 3.4%
Algolia Inc (b)(e)(f)	43,269	681,053
Alkami Technology Inc (b)(d)	382,794	8,111,405
Bitdeer Technologies Group Class A (b)	71,870	937,184
Clear Secure Inc Class A	96,180	3,137,392
Commvault Systems Inc (b)	50,303	4,310,967
Intapp Inc (b)	566,046	19,217,262
InterDigital Inc (d)	70,382	22,975,500
JFrog Ltd (b)	136,320	7,470,336
Life360 Inc (b)(d)	227,957	13,059,657
PAR Technology Corp (b)(d)	241,175	6,321,197
Plaid Inc/DE Class A (e)(f)	29,415	5,923,887
Varonis Systems Inc (b)	339,403	10,127,786
Workiva Inc Class A (b)	252,119	19,418,205
Zeta Global Holdings Corp Class A (b)(d)	621,605	11,549,421
		133,241,252
Technology Hardware, Storage & Peripherals - 0.3%
IonQ Inc (b)(d)	291,005	11,634,380
TOTAL INFORMATION TECHNOLOGY		530,322,102
Materials - 1.8%
Chemicals - 0.5%
Element Solutions Inc	457,423	13,311,009
Minerals Technologies Inc	8,333	547,978
Sensient Technologies Corp	64,950	6,139,074
		19,998,061
Metals & Mining - 1.0%
Coeur Mining Inc (b)	976,130	19,952,098
Ivanhoe Electric Inc / US (b)	648,615	11,084,830
USA Rare Earth Inc (f)	288,719	6,473,080
		37,510,008
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp	151,865	12,717,175
TOTAL MATERIALS		70,225,244
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Compass Inc Class A (b)	3,030,931	37,947,256
Jones Lang LaSalle Inc (b)	45,750	16,374,383
Landbridge Co LLC Class A (d)	189,106	10,866,030
TOTAL REAL ESTATE		65,187,669
Utilities - 0.5%
Electric Utilities - 0.3%
IDACORP Inc	85,243	11,319,418
Gas Utilities - 0.2%
UGI Corp	193,250	7,751,257
TOTAL UTILITIES		19,070,675
TOTAL UNITED STATES		3,561,277,330
TOTAL COMMON STOCKS (Cost $2,875,919,909)		3,882,237,189

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (e)(f)(j) (Cost $253,457)	253,458	268,462

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Galecto Inc Series C	129	3,384,315
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series E (e)(f)	124,086	6,647,287
UNITED STATES - 0.6%
Health Care - 0.2%
Biotechnology - 0.2%
Bright Peak Therapeutics Inc. Series B (b)(e)(f)	199,331	356,802
Bright Peak Therapeutics Inc. Series C (b)(e)(f)	1,323,335	1,627,703
Endeavor BioMedicines Inc Series C (b)(e)(f)	210,174	1,370,334
LifeMine Therapeutics Inc Series C (b)(e)(f)	402,743	475,237
Parabilis Medicines Inc Series F (e)(f)	245,400	1,511,664
Sonoma Biotherapeutics Inc Series B (b)(e)(f)	438,013	1,314,040
Sonoma Biotherapeutics Inc Series B1 (b)(e)(f)	233,603	787,242
T-Knife Therapeutics Inc Series B (b)(e)(f)	201,583	139,092
Treeline Biosciences Series A (b)(e)(f)	21,246	179,316
		7,761,430
Health Care Technology - 0.0%
Wugen Inc Series B (b)(e)(f)	59,982	95,371
Wugen Inc Series C (e)(f)	632,300	1,093,879
		1,189,250
TOTAL HEALTH CARE		8,950,680
Information Technology - 0.4%
Communications Equipment - 0.3%
Astranis Space Technologies Corp Series C (b)(e)(f)	125,912	2,646,670
Astranis Space Technologies Corp Series C (b)(e)(f)	26,805	563,441
Astranis Space Technologies Corp Series D (b)(e)(f)	503,082	8,034,220
		11,244,331
IT Services - 0.0%
Yanka Industries Inc Series E (b)(e)(f)	191,029	298,005
Yanka Industries Inc Series F (b)(e)(f)	28,989	76,241
		374,246
Software - 0.1%
Algolia Inc Series D (b)(e)(f)	9,900	155,826
Lyte Ai Inc Series B (b)(e)(f)	38,600	405,686
Skyryse Inc Series B (b)(e)(f)	12,000	313,800
Skyryse Inc Series C (e)(f)	112,800	3,047,856
		3,923,168
TOTAL INFORMATION TECHNOLOGY		15,541,745
TOTAL UNITED STATES		24,492,425
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $33,433,706)		34,524,027

Domestic Equity Funds - 0.6%
	Shares	Value ($)
iShares Russell 2000 Growth ETF (Cost $18,061,228)	78,335	26,346,411

Money Market Funds - 6.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.70	17,035,426	17,038,834
Fidelity Securities Lending Cash Central Fund (k)(l)	3.70	244,241,027	244,265,451
TOTAL MONEY MARKET FUNDS (Cost $261,304,285)			261,304,285

TOTAL INVESTMENT IN SECURITIES - 106.2% (Cost $3,188,972,585)	4,204,680,374
NET OTHER ASSETS (LIABILITIES) - (6.2)%	(246,836,934)
NET ASSETS - 100.0%	3,957,843,440

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,422,283 or 0.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $84,562,891 or 2.1% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,677,090 or 0.1% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $28,324,659 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia Inc	10/27/2021	1,265,403

Algolia Inc Series D	7/23/2021	289,526

Astranis Space Technologies Corp Series C	3/19/2021	2,760,108

Astranis Space Technologies Corp Series C	4/5/2023	587,591

Astranis Space Technologies Corp Series D	4/25/2024 - 12/6/2024	4,699,993

Bright Peak Therapeutics Inc. Series B	5/14/2021	778,587

Bright Peak Therapeutics Inc. Series C	5/7/2024	1,500,001

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	3,208,819

Endeavor BioMedicines Inc Series C	4/22/2024	1,371,301

Enliven Therapeutics Inc	3/19/2024	1,408,218

Fanatics Inc Class A	8/13/2020 - 3/22/2021	2,891,600

LifeMine Therapeutics Inc Series C	2/15/2022	820,222

Lyte Ai Inc Series B	8/13/2024	489,683

Oruka Therapeutics Inc	9/17/2025	991,500

Oura Health Oy Series E	9/24/2025	6,647,287

Parabilis Medicines Inc Series F	1/6/2026	1,512,744

Perella Weinberg Partners	12/29/2020	4,572,620

Plaid Inc/DE Class A	3/31/2025	5,999,972

Skyryse Inc Series B	10/21/2021	296,160

Skyryse Inc Series C	9/16/2025 - 11/21/2025	3,048,330

Sonoma Biotherapeutics Inc Series B	7/26/2021	865,645

Sonoma Biotherapeutics Inc Series B1	7/26/2021	692,516

Starling Bank Ltd	6/18/2021 - 4/5/2022	824,188

T-Knife Therapeutics Inc Series B	6/30/2021	1,162,892

Treeline Biosciences Series A	7/30/2021	166,303

Tubulis GmbH	12/11/2025	1,747,714

USA Rare Earth Inc	1/26/2026	6,207,458

Veterinary Emergency Group	9/16/2021 - 10/31/2023	3,598,868

Wugen Inc 0% 12/31/2199	6/14/2024	253,457

Wugen Inc Series B	7/9/2021	465,154

Wugen Inc Series C	8/22/2025	1,120,999

Wugen Inc warrants 8/22/2035	8/22/2025	0

Yanka Industries Inc Series E	5/15/2020	2,307,478

Yanka Industries Inc Series F	4/8/2021	924,076

Zenas Biopharma Inc	10/8/2025	1,520,456

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,772,988	495,891,963	488,626,727	505,278	610	-	17,038,834	17,035,426	0.0%
Fidelity Securities Lending Cash Central Fund	307,400,265	628,971,008	692,104,485	737,608	(1,337)	-	244,265,451	244,241,027	0.8%
Total	317,173,253	1,124,862,971	1,180,731,212	1,242,886	(727)	-	261,304,285

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	44,237,025	44,237,025	-	-
Consumer Discretionary	390,964,791	377,920,951	-	13,043,840
Consumer Staples	66,290,795	66,290,795	-	-
Energy	103,268,311	103,268,311	-	-
Financials	291,211,118	289,440,826	-	1,770,292
Health Care	1,099,104,085	1,090,530,820	-	8,573,265
Industrials	1,049,982,305	1,049,982,305	-	-
Information Technology	670,035,374	663,430,434	-	6,604,940
Materials	82,885,041	82,885,041	-	-
Real Estate	65,187,669	65,187,669	-	-
Utilities	19,070,675	19,070,675	-	-

Convertible Corporate Bonds
Health Care	268,462	-	-	268,462

Convertible Preferred Stocks
Health Care	18,982,282	3,384,315	-	15,597,967
Information Technology	15,541,745	-	-	15,541,745

Domestic Equity Funds	26,346,411	26,346,411	-	-

Money Market Funds	261,304,285	261,304,285	-	-
Total Investments in Securities:	4,204,680,374	4,143,279,863	-	61,400,511
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2026 ($)
Common Stocks	24,433,506	4,542	3,794,266	1,764,565	(4,542)	-	-	-	29,992,337	3,794,266
Convertible Preferred Stocks	22,530,267	-	2,624,060	12,329,359	(6,343,974)	-	-	-	31,139,712	5,652,922
Convertible Corporate Bonds	301,691	-	(33,229)	-	-	-	-	-	268,462	(33,229)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $254,856,972) - See accompanying schedule:
Unaffiliated issuers (cost $2,927,668,300)	$3,943,376,089
Fidelity Central Funds (cost $261,304,285)	261,304,285

Total Investment in Securities (cost $3,188,972,585)		$4,204,680,374
Cash		23,654
Foreign currency held at value (cost $73,145)		73,802
Receivable for investments sold		20,134,898
Receivable for fund shares sold		3,321,539
Dividends receivable		117,800
Interest receivable		30,128
Distributions receivable from Fidelity Central Funds		131,149
Total assets		4,228,513,344
Liabilities
Payable for investments purchased	$20,302,339
Payable for fund shares redeemed	4,083,311
Accrued management fee	2,014,738
Other payables and accrued expenses	4,137
Collateral on securities loaned	244,265,379
Total liabilities		270,669,904
Net Assets		$3,957,843,440
Net Assets consist of:
Paid in capital		$2,877,797,621
Total accumulated earnings (loss)		1,080,045,819
Net Assets		$3,957,843,440
Net Asset Value, offering price and redemption price per share ($3,957,843,440 ÷ 197,000,446 shares)		$20.09
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$5,432,325
Interest		11,639
Income from Fidelity Central Funds (including $737,608 from security lending)		1,242,886
Total income		6,686,850
Expenses
Management fee	$11,436,278
Independent trustees' fees and expenses	7,566
Interest	2,065
Total expenses before reductions	11,445,909
Expense reductions	(5,139)
Total expenses after reductions		11,440,770
Net Investment income (loss)		(4,753,920)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	164,863,894
Fidelity Central Funds	(727)
Foreign currency transactions	19,189
Total net realized gain (loss)		164,882,356
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	376,053,501
Assets and liabilities in foreign currencies	3,548
Total change in net unrealized appreciation (depreciation)		376,057,049
Net gain (loss)		540,939,405
Net increase (decrease) in net assets resulting from operations		$536,185,485
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,753,920)	$(3,769,717)
Net realized gain (loss)	164,882,356	59,143,521
Change in net unrealized appreciation (depreciation)	376,057,049	30,733,398
Net increase (decrease) in net assets resulting from operations	536,185,485	86,107,202
Distributions to shareholders	(103,233,999)	(70,800,445)

Share transactions
Proceeds from sales of shares	319,358,521	1,679,219,445
Reinvestment of distributions	101,972,893	70,297,823
Cost of shares redeemed	(494,644,338)	(1,071,977,154)

Net increase (decrease) in net assets resulting from share transactions	(73,312,924)	677,540,114
Total increase (decrease) in net assets	359,638,562	692,846,871

Net Assets
Beginning of period	3,598,204,878	2,905,358,007
End of period	$3,957,843,440	$3,598,204,878

Other Information
Shares
Sold	16,506,008	94,589,078
Issued in reinvestment of distributions	5,237,372	4,031,806
Redeemed	(25,707,701)	(61,393,374)
Net increase (decrease)	(3,964,321)	37,227,510

Consolidated Financial Highlights
Fidelity® Small Cap Growth K6 Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.90	$17.74	$14.58	$13.22	$21.55	$15.32
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.02)	- C	.01	.01	(.03) D
Net realized and unrealized gain (loss)	2.74	.58	3.20	1.36	(3.11)	6.81
Total from investment operations	2.72	.56	3.20	1.37	(3.10)	6.78
Distributions from net investment income	-	(.28)	(.04)	(.01)	-	-
Distributions from net realized gain	(.53)	(.12)	-	-	(5.23)	(.55)
Total distributions	(.53)	(.40)	(.04)	(.01)	(5.23)	(.55)
Net asset value, end of period	$20.09	$17.90	$17.74	$14.58	$13.22	$21.55
Total Return E,F	15.31%	3.24%	21.98%	10.34%	(20.31)%	44.76%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60 % I	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions, if any	.60% I	.60%	.60%	.60%	.60%	.59%
Net investment income (loss)	(.25)% I	(.11)%	(.03)%	.04%	.09%	(.14)% D
Supplemental Data
Net assets, end of period (000 omitted)	$3,957,843	$3,598,205	$2,905,358	$1,894,187	$1,265,226	$1,154,380
Portfolio turnover rate J	93 % I	81% K	85% K	76% K	81% K	119%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.22)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Small Cap Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. Effective the close of business on October 16, 2024, new positions in the Fund may no longer be opened with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$29,992,337	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.6 - 5.8 / 3.8	Increase
			Enterprise value/Net income (EV/NI)	16.0	Increase
			Enterprise value/Gross profit multiple (EV/GP)	16.3	Increase
		Market approach	Transaction price	$1.77 - $360.11 / $344.65	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.6%	Increase
			Volatility	90.0% - 110.0% / 90.9%	Increase
			Term	2.0 - 3.0 / 2.0	Increase
		Discounted cash flow	Discount rate	7.9% - 9.7% / 8.8%	Decrease
Convertible Corporate Bonds	$268,462	Market approach	Transaction price	$100.00	Increase
		Black scholes	Discount rate	3.6%	Increase
			Volatility	110.0%	Increase
			Term	3.0	Increase
Convertible Preferred Stocks	$31,139,712	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 27.3 / 13.3	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$0.41 - $8.61 / $3.51	Increase
			Discount rate	90.0%	Decrease
			Premium rate	10.0% - 20.0% / 15.1%	Increase
		Black scholes	Discount rate	3.6% - 3.7% / 3.7%	Increase
			Volatility	75.0% - 110.0% - 82.6%	Increase
			Term	2.5 - 3.0 / 2.9	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,189,622,573
Gross unrealized depreciation	(183,901,198)
Net unrealized appreciation (depreciation)	$1,005,721,375
Tax cost	$3,198,958,999

The Fund elected to defer to its next fiscal year $13,429,092 of ordinary losses recognized during the period January 1, 2025 to July 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Small Cap Growth K6 Fund	8,493,742.20

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth K6 Fund	1,746,780,661	1,938,160,452

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Growth K6 Fund	2,217,519	38,462,188
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Growth K6 Fund	67,922

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Growth K6 Fund	Borrower	8,205,000	4.53%	2,065

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Growth K6 Fund	77,428,853	89,139,781	7,163,322
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Growth K6 Fund	79,243	25,669	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Small Cap Growth K6 Fund	26,792,437
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,139.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884010.108
SCPK6-SANN-0426
Fidelity® Small Cap Growth Fund

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Small Cap Growth Fund
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRALIA - 0.6%
Industrials - 0.3%
Aerospace & Defense - 0.3%
DroneShield Ltd (b)(c)	9,000,892	20,809,000
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Elsight Ltd (b)	7,576,022	22,421,143
TOTAL AUSTRALIA		43,230,143
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	487,539	9,580,140
CANADA - 1.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
CES Energy Solutions Corp	1,873,738	19,540,322
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (b)	478,931	19,640,960
Industrials - 0.2%
Electrical Equipment - 0.2%
Electrovaya Inc (United States) (b)	1,194,660	12,938,168
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (b)	2,399,610	14,063,003
Materials - 0.3%
Metals & Mining - 0.3%
G Mining Ventures Corp (b)	793,070	25,143,636
TOTAL CANADA		91,326,089
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Tonies SE Class A (b)	657,330	8,056,578
Health Care - 0.0%
Biotechnology - 0.0%
Tubulis GmbH (e)(f)(i)	9,800	3,527,910
TOTAL GERMANY		11,584,488
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Insurance - 0.2%
Accelerant Holdings Class A (b)(d)	1,125,300	15,371,598
ISRAEL - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (b)	96,358	44,116,547
Software - 0.5%
Cellebrite DI Ltd (b)	2,840,497	41,783,711
TOTAL ISRAEL		85,900,258
ITALY - 0.9%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	666,879	16,378,849
Leisure Products - 0.3%
Sanlorenzo SpA/Ameglia (d)	520,427	19,894,643
TOTAL CONSUMER DISCRETIONARY		36,273,492
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	312,235	37,177,325
TOTAL ITALY		73,450,817
JAPAN - 0.3%
Industrials - 0.3%
Professional Services - 0.3%
BayCurrent Inc	522,698	18,376,841
Timee Inc (b)	297,020	2,598,637

TOTAL JAPAN		20,975,478
NETHERLANDS - 0.8%
Health Care - 0.6%
Biotechnology - 0.3%
Newamsterdam Pharma Co NV (b)	504,110	15,687,903
uniQure NV (b)	290,201	6,593,367
		22,281,270
Pharmaceuticals - 0.3%
Pharvaris NV (b)	759,471	20,543,690
TOTAL HEALTH CARE		42,824,960
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
BE Semiconductor Industries NV	86,090	16,786,696
TOTAL NETHERLANDS		59,611,656
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Silicon Motion Technology Corp ADR	174,558	20,760,183
THAILAND - 1.5%
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Fabrinet (b)	239,362	117,153,337
UNITED KINGDOM - 1.2%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	112,716	26,297,057
Energy - 0.8%
Energy Equipment & Services - 0.8%
Subsea 7 SA	160,800	4,100,772
TechnipFMC PLC	971,540	54,134,209
TOTAL ENERGY		58,234,981
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (e)(f)	1,942,800	5,981,468
TOTAL UNITED KINGDOM		90,513,506
UNITED STATES - 90.9%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.3%
Globalstar Inc (b)	329,780	20,321,044
Entertainment - 0.5%
IMAX Corp (b)	1,087,126	37,951,569
Interactive Media & Services - 0.1%
ZoomInfo Technologies Inc (b)	886,856	7,139,191
Media - 0.2%
MNTN Inc Class A (b)(d)	1,882,686	17,320,711
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)(d)	1,314,496	6,033,536
TOTAL COMMUNICATION SERVICES		88,766,051
Consumer Discretionary - 9.3%
Automobile Components - 0.4%
LCI Industries	24,069	3,530,682
Patrick Industries Inc	255,090	32,184,705
		35,715,387
Broadline Retail - 0.2%
Etsy Inc (b)	265,200	14,044,992
Savers Value Village Inc (b)(d)	607,610	6,294,839
		20,339,831
Diversified Consumer Services - 1.9%
Adtalem Global Education Inc (b)	358,389	37,111,181
Duolingo Inc Class A (b)	172,360	23,106,582
Frontdoor Inc (b)	697,380	41,222,132
Grand Canyon Education Inc (b)	181,999	31,638,706
Stride Inc (b)	97,390	8,239,194
Universal Technical Institute Inc (b)	136,729	3,805,168
		145,122,963
Hotels, Restaurants & Leisure - 3.2%
Black Rock Coffee Bar Inc Class A (d)	716,530	10,683,462
Brinker International Inc (b)	163,498	25,786,905
Cava Group Inc (b)(d)	247,296	14,991,084
Cheesecake Factory Inc/The (d)	710,428	41,176,407
Dutch Bros Inc Class A (b)	362,136	19,696,577
First Watch Restaurant Group Inc (b)	1,182,590	18,909,614
Kura Sushi USA Inc Class A (b)(d)	311,686	20,823,742
Lindblad Expeditions Holdings Inc (b)	757,925	12,634,610
Pursuit Attractions and Hospitality Inc (b)	298,438	10,364,752
Red Rock Resorts Inc Class A	499,873	31,556,982
Shake Shack Inc Class A (b)	126,720	11,223,590
Sportradar Holding AG Class A (b)	855,039	15,484,756
Travel + Leisure Co	216,150	15,031,071
		248,363,552
Household Durables - 0.5%
Champion Homes Inc (b)	222,404	17,432,026
Somnigroup International Inc	284,444	24,988,405
		42,420,431
Specialty Retail - 3.1%
Boot Barn Holdings Inc (b)	287,387	51,292,832
Chewy Inc Class A (b)	502,833	14,637,469
Fanatics Inc Class A (b)(e)(f)	726,062	58,084,960
Group 1 Automotive Inc	13,939	4,938,030
RealReal Inc/The (b)	2,300,410	33,747,015
ThredUp Inc Class A (b)	779,281	3,958,747
Urban Outfitters Inc (b)	503,314	35,659,797
Warby Parker Inc Class A (b)	1,454,973	37,116,361
		239,435,211
TOTAL CONSUMER DISCRETIONARY		731,397,375
Consumer Staples - 1.7%
Beverages - 0.9%
Vita Coco Co Inc/The (b)	1,215,161	64,828,839
Consumer Staples Distribution & Retail - 0.4%
Sprouts Farmers Market Inc (b)	191,940	13,610,465
US Foods Holding Corp (b)	258,165	21,587,758
		35,198,223
Tobacco - 0.4%
Turning Point Brands Inc	263,878	31,968,820
TOTAL CONSUMER STAPLES		131,995,882
Energy - 1.5%
Energy Equipment & Services - 1.0%
Cactus Inc Class A	707,967	39,808,984
WaterBridge Infrastructure LLC Class A	644,070	14,130,896
Weatherford International PLC	284,046	26,723,048
		80,662,928
Oil, Gas & Consumable Fuels - 0.5%
Antero Resources Corp (b)	661,925	24,074,213
Centrus Energy Corp Class A (b)(d)	53,766	14,962,002
		39,036,215
TOTAL ENERGY		119,699,143
Financials - 7.3%
Banks - 1.6%
Axos Financial Inc (b)	51,600	5,107,883
Central BanCo Inc	483,000	11,640,300
East West Bancorp Inc	234,261	26,808,829
Eastern Bankshares Inc	1,142,921	23,412,737
First Bancorp/Southern Pines NC	464,206	26,891,454
Hancock Whitney Corp	236,332	16,259,642
Pinnacle Financial Partners Inc	161,780	15,383,660
		125,504,505
Capital Markets - 2.2%
Houlihan Lokey Inc Class A	134,186	22,586,188
P10 Inc Class A	2,007,536	21,641,238
Perella Weinberg Partners (f)	2,039,500	45,501,245
Perella Weinberg Partners Class A	503,827	11,240,380
Piper Sandler Cos	44,627	15,456,561
PJT Partners Inc Class A	159,140	27,535,994
StepStone Group Inc rights 12/31/2038 (b)(e)	31,066	2,130,196
Wealthfront Corp (b)	1,462,260	12,692,417
WisdomTree Inc	879,958	14,255,320
		173,039,539
Consumer Finance - 1.9%
Enova International Inc (b)	263,430	43,510,733
EZCORP Inc Class A (b)	1,227,640	26,332,878
Figure Technology Solutions Inc Class A (d)	119,600	6,802,848
FirstCash Holdings Inc	354,012	60,359,046
LendingClub Corp (b)	570,700	9,650,537
		146,656,042
Financial Services - 0.3%
HA Sustainable Infrastructure Capital Inc	667,110	22,955,255
Insurance - 1.3%
Baldwin Insurance Group Inc/The Class A (b)	533,907	11,703,241
Lemonade Inc (b)(d)	300,820	26,090,119
Oscar Health Inc Class A (b)	1,164,380	16,708,853
Stewart Information Services Corp	383,596	25,865,878
Trupanion Inc (b)	760,431	24,326,188
		104,694,279
TOTAL FINANCIALS		572,849,620
Health Care - 27.4%
Biotechnology - 13.8%
Apogee Therapeutics Inc (b)	297,975	19,520,342
Arcellx Inc (b)(d)	343,693	23,477,669
ArriVent Biopharma Inc (b)	298,740	6,718,663
Arrowhead Pharmaceuticals Inc (b)	153,340	10,631,062
Blueprint Medicines Corp rights (b)(e)	124,518	0
Bridgebio Pharma Inc (b)	673,269	52,023,496
Caris Life Sciences Inc (b)	1,124,760	26,049,442
Celldex Therapeutics Inc (b)	473,857	11,656,882
Centessa Pharmaceuticals PLC ADR (b)	525,560	12,913,009
CG oncology Inc (b)(d)	909,861	47,358,265
Cogent Biosciences Inc (b)	2,509,157	90,103,828
Crescent Biopharma Inc (b)(f)	518,531	4,972,711
Cytokinetics Inc (b)	561,677	35,492,370
CytomX Therapeutics Inc (b)	3,283,170	18,681,237
Dianthus Therapeutics Inc (b)(d)	445,439	23,781,988
Disc Medicine Inc (b)	398,364	30,801,504
Inovio Pharmaceuticals Inc (b)(d)(g)	5,980,194	9,747,716
Insmed Inc (b)	91,414	14,340,114
Jade Biosciences Inc	516,015	8,054,994
Janux Therapeutics Inc (b)	679,062	9,309,940
Kiniksa Pharmaceuticals International Plc Class A (b)	581,262	25,529,027
Kymera Therapeutics Inc (b)	316,053	22,973,893
Madrigal Pharmaceuticals Inc (b)	71,182	34,830,064
Mineralys Therapeutics Inc (b)	378,758	11,699,835
Mirum Pharmaceuticals Inc (b)(d)	358,290	36,982,694
Moderna Inc (b)	308,710	13,604,850
Nurix Therapeutics Inc (b)	948,302	15,665,949
Nuvalent Inc Class A (b)	517,504	53,245,987
Olema Pharmaceuticals Inc (b)	388,100	9,981,932
Oruka Therapeutics Inc (b)	553,410	18,943,224
Oruka Therapeutics Inc (b)(f)	132,308	4,528,903
Palvella Therapeutics Inc (b)	154,240	11,828,666
Praxis Precision Medicines Inc (b)	112,000	35,168,000
Precigen Inc (b)(d)	2,361,153	10,601,577
Rhythm Pharmaceuticals Inc (b)	410,088	42,042,222
Scholar Rock Holding Corp (b)	54,959	2,436,881
Soleno Therapeutics Inc (b)	652,511	25,160,824
Spyre Therapeutics Inc (b)	766,820	24,522,904
Stoke Therapeutics Inc (b)	520,825	15,801,831
Travere Therapeutics Inc (b)	904,040	28,106,604
Upstream Bio Inc (b)	1,371,372	42,622,242
Veracyte Inc (b)	918,040	34,958,963
Vericel Corp (b)	506,688	18,230,634
Viking Therapeutics Inc (b)(d)	216,331	6,282,252
Viridian Therapeutics Inc (b)	1,268,990	41,876,670
X4 Pharmaceuticals Inc (b)	3,386,200	12,528,940
Zenas Biopharma Inc (b)	675,111	12,401,789
Zenas Biopharma Inc (f)	160,245	2,943,701
Zymeworks Inc (b)	369,100	8,315,823
		1,079,452,113
Health Care Equipment & Supplies - 2.9%
Artivion Inc (b)	532,577	21,713,164
Ceribell Inc (b)	1,335,885	27,532,590
Integer Holdings Corp (b)	166,392	14,452,809
iRhythm Technologies Inc (b)	79,354	12,260,987
LivaNova PLC (b)	192,220	12,630,776
Masimo Corp (b)	164,754	22,625,667
Neogen Corp (b)	1,220,968	12,478,293
NeuroPace Inc (b)	370,634	5,607,692
Penumbra Inc (b)	2,638	944,852
PROCEPT BioRobotics Corp (b)(d)	274,321	7,944,336
Shoulder Innovations Inc (h)	661,617	9,368,497
Shoulder Innovations Inc	116,000	1,642,560
TransMedics Group Inc (b)(d)	572,950	76,760,977
		225,963,200
Health Care Providers & Services - 6.1%
Alignment Healthcare Inc (b)	1,873,477	42,209,437
BrightSpring Health Services Inc (b)	2,611,217	102,542,492
Ensign Group Inc/The	449,817	77,215,586
GeneDx Holdings Corp Class A (b)	241,680	23,264,117
Guardant Health Inc (b)	578,380	65,958,455
HealthEquity Inc (b)	402,464	34,479,091
LifeStance Health Group Inc (b)	5,464,919	38,636,977
Privia Health Group Inc (b)	1,509,439	35,049,174
Progyny Inc (b)	1,586,779	37,876,415
RadNet Inc (b)	142,670	10,001,167
Surgery Partners Inc (b)	655,065	9,734,265
		476,967,176
Health Care Technology - 0.4%
Waystar Holding Corp (b)	1,074,280	28,532,877
Wugen Inc warrants 8/22/2035 (b)(e)(f)	92,226	159,551
		28,692,428
Life Sciences Tools & Services - 0.7%
BioLife Solutions Inc (b)(d)	582,890	12,707,002
Charles River Laboratories International Inc (b)	122,551	25,794,534
Veterinary Emergency Group (b)(e)(f)(i)	190,561	18,745,486
		57,247,022
Pharmaceuticals - 3.5%
Amylyx Pharmaceuticals Inc (b)	2,115,961	30,237,083
Axsome Therapeutics Inc (b)	325,655	60,001,935
Crinetics Pharmaceuticals Inc (b)	938,892	46,888,267
Definium Therapeutics Inc (b)(d)	817,400	13,797,712
Enliven Therapeutics Inc (b)(d)	1,072,854	28,376,988
Enliven Therapeutics Inc (b)(f)	266,907	7,059,690
Liquidia Corp (b)(d)	227,529	9,644,954
Ocular Therapeutix Inc (b)	640,446	5,853,676
Structure Therapeutics Inc ADR (b)	414,389	36,652,707
Trevi Therapeutics Inc (b)	1,290,330	13,509,755
WaVe Life Sciences Ltd (b)	1,879,860	24,325,388
		276,348,155
TOTAL HEALTH CARE		2,144,670,094
Industrials - 25.4%
Aerospace & Defense - 6.9%
AeroVironment Inc (b)(d)	95,900	26,697,601
ATI Inc (b)	483,503	58,165,411
Beta Technologies Inc (j)	2,706,887	58,198,071
Beta Technologies Inc Class A (b)	90,090	1,936,935
BWX Technologies Inc	185,095	38,024,066
Cadre Holdings Inc	664,770	26,597,448
Carpenter Technology Corp	137,438	43,681,920
Karman Holdings Inc (b)(d)	645,172	66,968,854
Kratos Defense & Security Solutions Inc (b)	473,590	48,784,506
Leonardo DRS Inc	520,842	21,385,772
Mercury Systems Inc (b)	350,232	32,879,780
Moog Inc Class A	99,640	30,425,074
V2X Inc (b)	384,273	26,449,510
VSE Corp	87,250	19,070,232
Woodward Inc	138,922	44,154,968
		543,420,148
Building Products - 1.5%
Armstrong World Industries Inc	85,970	15,796,128
AZZ Inc	343,912	42,744,823
Modine Manufacturing Co (b)	40,000	7,386,400
Simpson Manufacturing Co Inc	43,390	7,670,484
Tecnoglass Inc	630,331	30,829,489
Zurn Elkay Water Solutions Corp	238,800	11,011,068
		115,438,392
Commercial Services & Supplies - 0.6%
HNI Corp	514,668	24,595,984
Montrose Environmental Group Inc (b)	182,472	4,065,476
OPENLANE Inc (b)	575,617	17,291,535
		45,952,995
Construction & Engineering - 3.7%
Cardinal Infrastructure Group Inc Class A	444,434	11,195,292
Construction Partners Inc Class A (b)	415,142	45,615,803
Dycom Industries Inc (b)	125,386	45,689,405
Granite Construction Inc	268,079	32,367,858
IES Holdings Inc (b)	100,223	38,113,805
Legence Corp Class A	553,160	25,948,736
Limbach Holdings Inc (b)	101,890	8,760,501
Primoris Services Corp	149,110	22,105,558
Sterling Infrastructure Inc (b)	170,277	60,943,841
		290,740,799
Electrical Equipment - 4.4%
Acuity Inc	75,948	23,486,160
Bloom Energy Corp Class A (b)	1,167,911	176,786,688
Fluence Energy Inc Class A (b)(d)	473,550	14,571,134
Nextpower Inc Class A (b)	1,015,773	118,936,861
Preformed Line Products Co	35,540	8,918,407
Shoals Technologies Group Inc (b)	509,400	4,808,735
		347,507,985
Machinery - 3.8%
Atmus Filtration Technologies Inc	691,110	40,063,647
Blue Bird Corp (b)	386,300	19,434,753
Federal Signal Corp	206,969	22,371,279
ITT Inc	176,978	32,263,089
JBT Marel Corp	305,510	48,059,779
Mueller Industries Inc	211,120	28,741,877
Oshkosh Corp	104,980	15,098,224
RBC Bearings Inc (b)	73,244	36,597,829
REV Group Inc	621,338	39,703,498
SPX Technologies Inc (b)	70,420	14,676,232
		297,010,207
Passenger Airlines - 0.2%
Joby Aviation Inc Class A (b)(d)	1,169,000	12,356,329
Professional Services - 3.2%
CACI International Inc (b)	67,724	42,028,160
CRA International Inc	36,040	6,809,398
FTI Consulting Inc (b)	140,517	24,544,104
Huron Consulting Group Inc (b)	395,060	66,765,140
Parsons Corp (b)	298,630	20,922,018
Planet Labs PBC Class A (b)(d)	1,397,050	34,884,339
UL Solutions Inc Class A	221,645	15,566,128
Upwork Inc (b)(d)	1,889,600	37,848,688
		249,367,975
Trading Companies & Distributors - 1.1%
DXP Enterprises Inc/TX (b)	93,951	12,218,328
Herc Holdings Inc	78,110	11,196,287
Xometry Inc Class A (b)(d)	1,151,429	65,781,139
		89,195,754
TOTAL INDUSTRIALS		1,990,990,584
Information Technology - 13.3%
Communications Equipment - 0.6%
Lumentum Holdings Inc (b)	73,461	28,784,958
Viavi Solutions Inc (b)	580,660	14,202,944
Vistance Networks Inc (b)	390,500	7,029,000
		50,016,902
Electronic Equipment, Instruments & Components - 4.3%
Advanced Energy Industries Inc	308,002	78,651,391
Belden Inc	193,093	22,690,358
Evolv Technologies Holdings Inc Class A (b)	1,064,696	6,590,468
Mirion Technologies Inc Class A (b)	1,538,971	38,228,040
OSI Systems Inc (b)(d)	329,098	82,320,574
Sanmina Corp (b)	255,778	36,238,627
TD SYNNEX Corp	159,477	25,304,216
TTM Technologies Inc (b)	288,791	28,359,276
Vontier Corp	564,044	21,151,650
		339,534,600
Semiconductors & Semiconductor Equipment - 4.8%
Aehr Test Systems (b)(d)	1,454,511	37,293,662
Credo Technology Group Holding Ltd (b)	649,162	81,327,015
Impinj Inc (b)	130,615	18,037,932
Kopin Corp (b)(d)	1,513,533	3,859,508
MACOM Technology Solutions Holdings Inc (b)	381,379	83,544,884
Onto Innovation Inc (b)	101,840	20,576,772
Rambus Inc (b)	267,717	30,474,226
Rigetti Computing Inc Class A (b)(d)	382,870	6,956,748
SiTime Corp (b)	157,779	57,291,133
Veeco Instruments Inc (b)	1,115,873	34,848,714
		374,210,594
Software - 3.3%
Algolia Inc (b)(e)(f)	234,640	3,693,234
Alkami Technology Inc (b)(d)	764,931	16,208,888
Bitdeer Technologies Group Class A (b)(d)	140,485	1,831,924
Clear Secure Inc Class A	192,810	6,289,462
Commvault Systems Inc (b)	103,307	8,853,410
Intapp Inc (b)	1,118,369	37,968,628
InterDigital Inc (d)	140,728	45,939,248
JFrog Ltd (b)	273,920	15,010,816
Life360 Inc (b)(d)	458,025	26,240,252
PAR Technology Corp (b)(d)	484,883	12,708,783
Varonis Systems Inc (b)	681,830	20,345,807
Workiva Inc Class A (b)	503,691	38,794,281
Zeta Global Holdings Corp Class A (b)(d)	1,236,703	22,977,942
		256,862,675
Technology Hardware, Storage & Peripherals - 0.3%
IonQ Inc (b)(d)	583,385	23,323,732
TOTAL INFORMATION TECHNOLOGY		1,043,948,503
Materials - 1.8%
Chemicals - 0.5%
Element Solutions Inc	908,305	26,431,676
Minerals Technologies Inc	16,742	1,100,953
Sensient Technologies Corp	130,080	12,295,162
		39,827,791
Metals & Mining - 1.0%
Coeur Mining Inc (b)	1,958,600	40,033,784
Ivanhoe Electric Inc / US (b)	1,291,246	22,067,394
USA Rare Earth Inc (f)	574,205	12,873,676
		74,974,854
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp	302,825	25,358,566
TOTAL MATERIALS		140,161,211
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Compass Inc Class A (b)	6,008,679	75,228,661
Jones Lang LaSalle Inc (b)	79,850	28,579,114
Landbridge Co LLC Class A (d)	372,248	21,389,370
TOTAL REAL ESTATE		125,197,145
Utilities - 0.5%
Electric Utilities - 0.3%
IDACORP Inc (d)	170,957	22,701,380
Gas Utilities - 0.2%
UGI Corp	388,220	15,571,503
TOTAL UTILITIES		38,272,883
TOTAL UNITED STATES		7,127,948,491
TOTAL COMMON STOCKS (Cost $5,639,623,640)		7,767,406,184

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (e)(f)(k) (Cost $1,379,633)	1,379,633	1,461,307

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc Series C	157	4,118,895
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series E (e)(f)	249,257	13,352,697
UNITED STATES - 0.8%
Health Care - 0.4%
Biotechnology - 0.4%
Bright Peak Therapeutics Inc. Series B (b)(e)(f)	1,079,522	1,932,344
Bright Peak Therapeutics Inc. Series C (b)(e)(f)	2,205,558	2,712,837
Endeavor BioMedicines Inc Series C (b)(e)(f)	556,156	3,626,137
LifeMine Therapeutics Inc Series C (b)(e)(f)	2,048,403	2,417,116
Parabilis Medicines Inc Series F (e)(f)	492,000	3,030,720
Sonoma Biotherapeutics Inc Series B (b)(e)(f)	2,370,360	7,111,080
Sonoma Biotherapeutics Inc Series B1 (b)(e)(f)	1,264,171	4,260,256
T-Knife Therapeutics Inc Series B (b)(e)(f)	1,097,257	757,107
Treeline Biosciences Series A (b)(e)(f)	115,000	970,600
		26,818,197
Health Care Technology - 0.0%
Wugen Inc Series B (b)(e)(f)	326,496	519,129
Wugen Inc Series C (e)(f)	1,268,600	2,194,678
		2,713,807
TOTAL HEALTH CARE		29,532,004
Information Technology - 0.4%
Communications Equipment - 0.3%
Astranis Space Technologies Corp Series C (b)(e)(f)	557,717	11,723,212
Astranis Space Technologies Corp Series C (b)(e)(f)	87,241	1,833,806
Astranis Space Technologies Corp Series D (b)(e)(f)	620,825	9,914,575
		23,471,593
IT Services - 0.0%
Yanka Industries Inc Series E (b)(e)(f)	869,641	1,356,640
Yanka Industries Inc Series F (b)(e)(f)	127,716	335,893
		1,692,533
Software - 0.1%
Algolia Inc Series D (b)(e)(f)	53,800	846,812
Lyte Ai Inc Series B (b)(e)(f)	97,800	1,027,878
Skyryse Inc Series B (b)(e)(f)	62,100	1,623,915
Skyryse Inc Series C (e)(f)	226,900	6,130,838
		9,629,443
TOTAL INFORMATION TECHNOLOGY		34,793,569
TOTAL UNITED STATES		64,325,573
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $97,466,540)		81,797,165

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.70	2,324,107	2,324,571
Fidelity Securities Lending Cash Central Fund (l)(m)	3.70	421,653,553	421,695,719
TOTAL MONEY MARKET FUNDS (Cost $424,020,290)			424,020,290

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $6,162,490,103)	8,274,684,946
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(433,597,697)
NET ASSETS - 100.0%	7,841,087,249

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $20,809,000 or 0.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $243,684,202 or 3.1% of net assets.

(g)	Affiliated company.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,368,497 or 0.1% of net assets.

(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $58,198,071 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia Inc	10/27/2021	6,862,059

Algolia Inc Series D	7/23/2021	1,573,384

Astranis Space Technologies Corp Series C	3/19/2021	12,225,676

Astranis Space Technologies Corp Series C	4/5/2023	1,912,404

Astranis Space Technologies Corp Series D	4/25/2024 - 12/6/2024	5,799,996

Bright Peak Therapeutics Inc. Series B	5/14/2021	4,216,613

Bright Peak Therapeutics Inc. Series C	5/7/2024	2,500,000

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	6,932,525

Endeavor BioMedicines Inc Series C	4/22/2024	3,628,695

Enliven Therapeutics Inc	3/19/2024	3,736,698

Fanatics Inc Class A	8/13/2020 - 3/22/2021	12,874,623

LifeMine Therapeutics Inc Series C	2/15/2022	4,171,757

Lyte Ai Inc Series B	8/13/2024	1,240,700

Oruka Therapeutics Inc	9/17/2025	1,984,620

Oura Health Oy Series E	9/24/2025	13,352,697

Parabilis Medicines Inc Series F	1/6/2026	3,032,885

Perella Weinberg Partners	12/29/2020	20,395,000

Skyryse Inc Series B	10/21/2021	1,532,626

Skyryse Inc Series C	9/16/2025 - 11/21/2025	6,131,791

Sonoma Biotherapeutics Inc Series B	7/26/2021	4,684,542

Sonoma Biotherapeutics Inc Series B1	7/26/2021	3,747,635

Starling Bank Ltd	6/18/2021 - 4/5/2022	3,728,430

T-Knife Therapeutics Inc Series B	6/30/2021	6,329,856

Treeline Biosciences Series A	7/30/2021	900,163

Tubulis GmbH	12/11/2025	3,495,429

USA Rare Earth Inc	1/26/2026	12,345,407

Veterinary Emergency Group	9/16/2021 - 3/17/2022	9,329,011

Wugen Inc 0% 12/31/2199	6/14/2024	1,379,633

Wugen Inc Series B	7/9/2021	2,531,944

Wugen Inc Series C	8/22/2025	2,249,088

Wugen Inc warrants 8/22/2035	8/22/2025	0

Yanka Industries Inc Series E	5/15/2020	10,504,568

Yanka Industries Inc Series F	4/8/2021	4,071,177

Zenas Biopharma Inc	10/8/2025	3,044,655

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,848,011	882,325,032	924,850,461	725,943	1,989	-	2,324,571	2,324,107	0.0%
Fidelity Securities Lending Cash Central Fund	485,601,517	1,079,226,261	1,143,133,032	971,399	973	-	421,695,719	421,653,553	1.3%
Total	530,449,528	1,961,551,293	2,067,983,493	1,697,342	2,962	-	424,020,290

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Aehr Test Systems	15,166,415	23,409,528	8,996,260	-	(862,520)	8,576,499	-	-
Inovio Pharmaceuticals Inc	-	11,362,369	-	-	-	(1,614,653)	9,747,716	5,980,194
Total	15,166,415	34,771,897	8,996,260	-	(862,520)	6,961,846	9,747,716

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	88,766,051	88,766,051	-	-
Consumer Discretionary	811,604,642	753,519,682	-	58,084,960
Consumer Staples	131,995,882	131,995,882	-	-
Energy	197,474,446	197,474,446	-	-
Financials	594,202,686	586,091,022	-	8,111,664
Health Care	2,210,663,924	2,188,230,977	-	22,432,947
Industrials	2,082,890,555	2,082,890,555	-	-
Information Technology	1,321,033,123	1,317,339,889	-	3,693,234
Materials	165,304,847	165,304,847	-	-
Real Estate	125,197,145	125,197,145	-	-
Utilities	38,272,883	38,272,883	-	-

Convertible Corporate Bonds
Health Care	1,461,307	-	-	1,461,307

Convertible Preferred Stocks
Health Care	47,003,596	4,118,895	-	42,884,701
Information Technology	34,793,569	-	-	34,793,569

Money Market Funds	424,020,290	424,020,290	-	-
Total Investments in Securities:	8,274,684,946	8,103,222,564	-	171,462,382
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2026 ($)
Common Stocks	72,725,157	21,923	16,085,368	3,512,280	(21,923)	-	-	-	92,322,805	16,085,368
Convertible Preferred Stocks	84,851,190	-	(2,780,484)	24,766,462	(29,158,898)	-	-	-	77,678,270	11,713,311
Convertible Corporate Bonds	1,642,177	-	(180,870)	-	-	-	-	-	1,461,307	(180,870)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $467,961,517) - See accompanying schedule:
Unaffiliated issuers (cost $5,727,107,444)	$7,840,916,940
Fidelity Central Funds (cost $424,020,290)	424,020,290
Other affiliated issuers (cost $11,362,369)	9,747,716

Total Investment in Securities (cost $6,162,490,103)		$8,274,684,946
Foreign currency held at value (cost $374)		375
Receivable for investments sold		40,831,116
Receivable for fund shares sold		2,272,772
Dividends receivable		270,071
Interest receivable		163,774
Distributions receivable from Fidelity Central Funds		157,802
Prepaid expenses		4,894
Total assets		8,318,385,750
Liabilities
Payable to custodian bank	$2,324,170
Payable for investments purchased	39,993,146
Payable for fund shares redeemed	6,236,631
Accrued management fee	5,508,404
Distribution and service plan fees payable	157,481
Notes payable to affiliates	1,254,000
Other payables and accrued expenses	140,872
Collateral on securities loaned	421,683,797
Total liabilities		477,298,501
Net Assets		$7,841,087,249
Net Assets consist of:
Paid in capital		$5,581,108,727
Total accumulated earnings (loss)		2,259,978,522
Net Assets		$7,841,087,249

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($407,412,956 ÷ 12,201,439 shares)(a)		$33.39
Maximum offering price per share (100/94.25 of $33.39)		$35.43
Class M :
Net Asset Value and redemption price per share ($96,417,262 ÷ 3,095,207 shares)(a)		$31.15
Maximum offering price per share (100/96.50 of $31.15)		$32.28
Class C :
Net Asset Value and offering price per share ($33,699,689 ÷ 1,285,815 shares)(a)		$26.21
Small Cap Growth :
Net Asset Value, offering price and redemption price per share ($3,069,479,572 ÷ 84,495,328 shares)		$36.33
Class I :
Net Asset Value, offering price and redemption price per share ($1,087,245,522 ÷ 29,852,692 shares)		$36.42
Class Z :
Net Asset Value, offering price and redemption price per share ($3,146,832,248 ÷ 85,573,411 shares)		$36.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$10,645,929
Interest		28,308
Income from Fidelity Central Funds (including $971,399 from security lending)		1,697,342
Total income		12,371,579
Expenses
Management fee
Basic fee	$27,552,077
Performance adjustment	3,583,434
Distribution and service plan fees	920,576
Custodian fees and expenses	7,494
Independent trustees' fees and expenses	15,161
Registration fees	175,232
Audit fees	37,680
Legal	9,214
Interest	41,690
Miscellaneous	12,289
Total expenses		32,354,847
Net Investment income (loss)		(19,983,268)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	398,898,984
Fidelity Central Funds	2,962
Other affiliated issuers	(862,520)
Foreign currency transactions	37,738
Total net realized gain (loss)		398,077,164
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	689,320,053
Affiliated issuers	6,961,847
Assets and liabilities in foreign currencies	12,318
Total change in net unrealized appreciation (depreciation)		696,294,218
Net gain (loss)		1,094,371,382
Net increase (decrease) in net assets resulting from operations		$1,074,388,114
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(19,983,268)	$(34,578,644)
Net realized gain (loss)	398,077,164	417,157,356
Change in net unrealized appreciation (depreciation)	696,294,218	(184,544,532)
Net increase (decrease) in net assets resulting from operations	1,074,388,114	198,034,180
Distributions to shareholders	(476,366,977)	(107,192,580)

Share transactions - net increase (decrease)	16,492,028	(353,846,785)
Total increase (decrease) in net assets	614,513,165	(263,005,185)

Net Assets
Beginning of period	7,226,574,084	7,489,579,269
End of period	$7,841,087,249	$7,226,574,084

Consolidated Financial Highlights
Fidelity Advisor® Small Cap Growth Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.07	$30.63	$25.34	$23.12	$34.89	$26.64
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.23)	(.19)	(.17)	(.17)	(.26) C
Net realized and unrealized gain (loss)	4.68	1.04	5.48	2.39	(5.58)	11.27
Total from investment operations	4.55	.81	5.29	2.22	(5.75)	11.01
Distributions from net investment income	-	(.23)	-	-	-	-
Distributions from net realized gain	(2.23)	(.14)	-	-	(6.02)	(2.76)
Total distributions	(2.23)	(.37)	-	-	(6.02)	(2.76)
Net asset value, end of period	$33.39	$31.07	$30.63	$25.34	$23.12	$34.89
Total Return D,E,F	15.13%	2.69%	20.88%	9.60%	(20.62)%	44.21%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.13% I	1.17%	1.27%	1.32%	1.29%	1.29%
Expenses net of fee waivers, if any	1.13 % I	1.17%	1.26%	1.32%	1.29%	1.29%
Expenses net of all reductions, if any	1.13% I	1.17%	1.26%	1.32%	1.29%	1.28%
Net investment income (loss)	(.81)% I	(.75)%	(.71)%	(.71)%	(.61)%	(.82)% C
Supplemental Data
Net assets, end of period (000 omitted)	$407,413	$372,911	$388,894	$295,801	$287,905	$387,793
Portfolio turnover rate J	89 % I	77% K	84% K	75% K	79% K	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.91)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Growth Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.16	$28.78	$23.87	$21.83	$33.27	$25.56
Income from Investment Operations
Net investment income (loss) A,B	(.16)	(.28)	(.24)	(.21)	(.22)	(.33) C
Net realized and unrealized gain (loss)	4.38	.97	5.15	2.25	(5.28)	10.77
Total from investment operations	4.22	.69	4.91	2.04	(5.50)	10.44
Distributions from net investment income	-	(.17)	-	-	-	-
Distributions from net realized gain	(2.23)	(.14)	-	-	(5.94)	(2.73)
Total distributions	(2.23)	(.31)	-	-	(5.94)	(2.73)
Net asset value, end of period	$31.15	$29.16	$28.78	$23.87	$21.83	$33.27
Total Return D,E,F	14.98%	2.44%	20.57%	9.34%	(20.85)%	43.82%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.38% I	1.42%	1.52%	1.58%	1.54%	1.55%
Expenses net of fee waivers, if any	1.38 % I	1.42%	1.51%	1.57%	1.54%	1.55%
Expenses net of all reductions, if any	1.38% I	1.42%	1.51%	1.57%	1.54%	1.53%
Net investment income (loss)	(1.06)% I	(1.00)%	(.97)%	(.97)%	(.86)%	(1.08)% C
Supplemental Data
Net assets, end of period (000 omitted)	$96,417	$96,070	$96,688	$76,283	$70,182	$98,005
Portfolio turnover rate J	89 % I	77% K	84% K	75% K	79% K	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.17)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Growth Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.92	$24.67	$20.56	$18.90	$29.58	$23.07
Income from Investment Operations
Net investment income (loss) A,B	(.20)	(.37)	(.31)	(.28)	(.31)	(.43) C
Net realized and unrealized gain (loss)	3.72	.84	4.42	1.94	(4.54)	9.62
Total from investment operations	3.52	.47	4.11	1.66	(4.85)	9.19
Distributions from net investment income	-	(.08)	-	-	-	-
Distributions from net realized gain	(2.23)	(.14)	-	-	(5.83)	(2.68)
Total distributions	(2.23)	(.22)	-	-	(5.83)	(2.68)
Net asset value, end of period	$26.21	$24.92	$24.67	$20.56	$18.90	$29.58
Total Return D,E,F	14.70%	1.91%	19.99%	8.78%	(21.24)%	43.07%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.88% I	1.92%	2.03%	2.08%	2.05%	2.06%
Expenses net of fee waivers, if any	1.88 % I	1.92%	2.02%	2.08%	2.05%	2.06%
Expenses net of all reductions, if any	1.88% I	1.92%	2.02%	2.08%	2.05%	2.05%
Net investment income (loss)	(1.56)% I	(1.50)%	(1.47)%	(1.48)%	(1.37)%	(1.59)% C
Supplemental Data
Net assets, end of period (000 omitted)	$33,700	$37,545	$52,767	$51,891	$59,768	$88,239
Portfolio turnover rate J	89 % I	77% K	84% K	75% K	79% K	107%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.68)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Growth Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.57	$33.06	$27.27	$24.81	$37.02	$28.07
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.15)	(.12)	(.11)	(.10)	(.18) C
Net realized and unrealized gain (loss)	5.08	1.12	5.91	2.57	(6.00)	11.92
Total from investment operations	4.99	.97	5.79	2.46	(6.10)	11.74
Distributions from net investment income	-	(.32)	-	-	-	-
Distributions from net realized gain	(2.23)	(.14)	-	-	(6.11)	(2.79)
Total distributions	(2.23)	(.46)	-	-	(6.11)	(2.79)
Net asset value, end of period	$36.33	$33.57	$33.06	$27.27	$24.81	$37.02
Total Return D,E	15.32%	2.97%	21.23%	9.92%	(20.42)%	44.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.84% H	.88%	.99%	1.05%	1.02%	1.00%
Expenses net of fee waivers, if any	.84 % H	.88%	.98%	1.05%	1.01%	1.00%
Expenses net of all reductions, if any	.84% H	.88%	.98%	1.05%	1.01%	.99%
Net investment income (loss)	(.52)% H	(.46)%	(.43)%	(.44)%	(.33)%	(.53)% C
Supplemental Data
Net assets, end of period (000 omitted)	$3,069,480	$2,910,591	$3,194,599	$2,766,171	$2,747,002	$4,540,695
Portfolio turnover rate I	89 % H	77% J	84% J	75% J	79% J	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Growth Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.66	$33.16	$27.36	$24.90	$37.13	$28.15
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.16)	(.13)	(.11)	(.10)	(.19) C
Net realized and unrealized gain (loss)	5.09	1.12	5.93	2.57	(6.03)	11.96
Total from investment operations	4.99	.96	5.80	2.46	(6.13)	11.77
Distributions from net investment income	-	(.32)	-	-	-	-
Distributions from net realized gain	(2.23)	(.14)	-	-	(6.10)	(2.79)
Total distributions	(2.23)	(.46)	-	-	(6.10)	(2.79)
Net asset value, end of period	$36.42	$33.66	$33.16	$27.36	$24.90	$37.13
Total Return D,E	15.27%	2.92%	21.20%	9.88%	(20.42)%	44.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.89% H	.92%	1.01%	1.07%	1.04%	1.04%
Expenses net of fee waivers, if any	.89 % H	.92%	1.01%	1.06%	1.03%	1.04%
Expenses net of all reductions, if any	.89% H	.92%	1.01%	1.06%	1.03%	1.03%
Net investment income (loss)	(.56)% H	(.50)%	(.46)%	(.46)%	(.35)%	(.57)% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,087,246	$1,142,932	$1,228,751	$660,166	$606,422	$775,746
Portfolio turnover rate I	89 % H	77% J	84% J	75% J	79% J	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.66)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Growth Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.95	$33.45	$27.56	$25.04	$37.32	$28.26
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.13)	(.09)	(.08)	(.06)	(.15) C
Net realized and unrealized gain (loss)	5.13	1.13	5.98	2.60	(6.06)	12.01
Total from investment operations	5.05	1.00	5.89	2.52	(6.12)	11.86
Distributions from net investment income	-	(.37)	-	-	-	-
Distributions from net realized gain	(2.23)	(.14)	-	-	(6.16)	(2.80)
Total distributions	(2.23)	(.50) D	-	-	(6.16)	(2.80)
Net asset value, end of period	$36.77	$33.95	$33.45	$27.56	$25.04	$37.32
Total Return E,F	15.32%	3.05%	21.37%	10.06%	(20.33)%	44.75%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.77% I	.80%	.88%	.93%	.90%	.90%
Expenses net of fee waivers, if any	.77 % I	.80%	.88%	.92%	.90%	.90%
Expenses net of all reductions, if any	.77% I	.80%	.88%	.92%	.90%	.89%
Net investment income (loss)	(.45)% I	(.38)%	(.33)%	(.32)%	(.22)%	(.43)% C
Supplemental Data
Net assets, end of period (000 omitted)	$3,146,832	$2,666,525	$2,527,880	$1,637,933	$1,465,312	$366,620
Portfolio turnover rate J	89 % I	77% K	84% K	75% K	79% K	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.52)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Effective the close of business on October 16, 2024, new positions in the Fund may no longer be opened with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$92,322,805	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.6 - 5.8 / 3.8	Increase
			Enterprise value/Net income (EV/NI)	16.0	Increase
		Market approach	Transaction price	$1.77 - $360.11 / $344.60	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.6%	Increase
			Volatility	90.0% - 110.0% / 90.9%	Increase
			Term	2.0 - 3.0 / 2.0	Increase
		Discounted cash flow	Discount rate	7.9% - 9.7% / 8.8%	Decrease
Convertible Corporate Bonds	$1,461,307	Market approach	Transaction price	$100.00	Increase
		Black scholes	Discount rate	3.6%	Increase
			Volatility	110.0%	Increase
			Term	3.0	Increase
Convertible Preferred Stocks	$77,678,270	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 27.3 / 13.2	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$0.41 - $8.61 / $3.38	Increase
			Discount rate	90.0%	Decrease
			Premium rate	10.0% - 20.0% / 17.0%	Increase
		Black scholes	Discount rate	3.6% - 3.7% / 3.7%	Increase
			Volatility	75.0% - 110.0% - 82.3%	Increase
			Term	2.5 - 3.0 / 2.9	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,481,589,020
Gross unrealized depreciation	(384,385,552)
Net unrealized appreciation (depreciation)	$2,097,203,468
Tax cost	$6,177,481,478

The Fund elected to defer to its net fiscal year $47,836,699 of ordinary losses recognized during the period January 1, 2025 to July 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Small Cap Growth Fund	22,273,396.27

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth Fund	3,362,250,888	3,803,461,375

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Small Cap Growth Fund	1,186,205	16,684	11,603,165	11,619,849	38,462,188
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.86
Small Cap Growth	.83
Class I	.84
Class Z	.70

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.78
Class M	.78
Class C	.78
Small Cap Growth	.74
Class I	.78
Class Z	.67

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Small Cap Growth Fund	Russell 2000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Small Cap Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .09%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	494,898	3,590
Class M	.25%	.25%	245,355	-
Class C	.75%	.25%	180,323	8,057
			920,576	11,647

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	11,380
Class M	878
Class CA	107
12,365

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Growth Fund	135,837

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Consolidated Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Growth Fund	Borrower	13,763,280	4.38%	41,690

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Growth Fund	150,831,113	185,892,632	20,897,412
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Small Cap Growth Fund	6,075
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Growth Fund	102,450	28,194	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Small Cap Growth Fund	74,486,360
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026	Year ended July 31, 2025
Fidelity Small Cap Growth Fund
Distributions to shareholders
Class A	$26,652,008	$4,738,908
Class M	7,103,750	1,065,925
Class C	3,118,866	461,614
Small Cap Growth	188,258,692	44,545,355
Class I	74,653,229	17,551,414
Class Z	176,580,432	38,829,364
Total	$476,366,977	$107,192,580
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026	Year ended July 31, 2025	Six months ended January 31, 2026	Year ended July 31, 2025
Fidelity Small Cap Growth Fund
Class A
Shares sold	534,255	1,981,455	$17,395,689	$60,787,958
Reinvestment of distributions	804,209	151,411	25,587,125	4,562,868
Shares redeemed	(1,140,199)	(2,824,595)	(37,080,026)	(84,448,483)
Net increase (decrease)	198,265	(691,729)	$5,902,788	$(19,097,657)
Class M
Shares sold	73,412	460,569	$2,229,156	$13,300,682
Reinvestment of distributions	236,903	36,975	7,039,949	1,046,009
Shares redeemed	(510,013)	(561,684)	(15,473,425)	(15,696,523)
Net increase (decrease)	(199,698)	(64,140)	$(6,204,320)	$(1,349,832)
Class C
Shares sold	27,368	154,315	$699,735	$3,787,790
Reinvestment of distributions	120,733	18,622	3,031,643	452,132
Shares redeemed	(369,000)	(804,988)	(9,451,620)	(19,772,475)
Net increase (decrease)	(220,899)	(632,051)	$(5,720,242)	$(15,532,553)
Small Cap Growth
Shares sold	3,547,010	15,673,635	$125,971,764	$515,613,694
Reinvestment of distributions	5,008,146	1,257,710	172,956,860	41,060,357
Shares redeemed	(10,759,387)	(26,858,637)	(377,309,898)	(870,243,915)
Net increase (decrease)	(2,204,231)	(9,927,292)	$(78,381,274)	$(313,569,864)
Class I
Shares sold	1,947,033	10,484,692	$68,792,257	$342,358,177
Reinvestment of distributions	1,372,717	379,133	47,517,846	12,386,974
Shares redeemed	(7,423,565)	(13,965,343)	(269,383,473)	(461,678,822)
Net increase (decrease)	(4,103,815)	(3,101,518)	$(153,073,370)	$(106,933,671)
Class Z
Shares sold	4,648,204	8,421,458	$172,932,392	$281,900,094
Reinvestment of distributions	4,871,471	1,124,780	170,338,065	37,160,203
Shares redeemed	(2,497,780)	(6,575,335)	(89,302,011)	(216,423,505)
Net increase (decrease)	7,021,895	2,970,903	$253,968,446	$102,636,792
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Small Cap Growth Fund	24%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Small Cap Growth Fund	32%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.803700.121
SCP-SANN-0426
Fidelity® Series Small Cap Opportunities Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Small Cap Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BRAZIL - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Embraer SA ADR	172,304	12,657,452
CANADA - 4.1%
Energy - 0.7%
Energy Equipment & Services - 0.5%
CES Energy Solutions Corp	2,333,014	24,329,893
Oil, Gas & Consumable Fuels - 0.2%
Secure Waste Infrastructure Corp	630,277	8,132,756
TOTAL ENERGY		32,462,649
Financials - 0.6%
Capital Markets - 0.6%
TMX Group Ltd	762,400	28,146,622
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (a)	453,871	18,613,250
Industrials - 0.1%
Electrical Equipment - 0.1%
Electrovaya Inc (United States) (a)	845,900	9,161,097
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (a)	29,776	8,366,758
Software - 0.2%
Lumine Group Inc Subordinate Voting Shares (a)(b)	530,618	8,740,691
TOTAL INFORMATION TECHNOLOGY		17,107,449
Materials - 0.4%
Metals & Mining - 0.4%
OR Royalties Inc	443,387	17,482,795
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Colliers International Group Inc Subordinate Voting Shares	199,265	27,228,176
Utilities - 0.9%
Gas Utilities - 0.9%
Brookfield Infrastructure Corp (United States)	898,621	42,999,015
TOTAL CANADA		193,201,053
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Lundin Mining Corp	1,368,303	34,517,834
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Ascendis Pharma A/S ADR (a)	60,258	13,624,334
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA	218,649	13,344,148
ISRAEL - 0.6%
Information Technology - 0.6%
IT Services - 0.1%
Wix.com Ltd (a)	81,429	7,071,294
Semiconductors & Semiconductor Equipment - 0.5%
Nova Ltd (a)	44,653	20,443,930
TOTAL ISRAEL		27,515,224
JAPAN - 0.9%
Industrials - 0.2%
Machinery - 0.2%
Takeuchi Manufacturing Co Ltd	244,983	10,115,284
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Allegro MicroSystems Inc (a)	861,247	31,788,627
TOTAL JAPAN		41,903,911
NETHERLANDS - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Argenx SE ADR (a)	27,262	22,913,711
Newamsterdam Pharma Co NV (a)(d)	298,200	9,279,984
uniQure NV (a)	394,900	8,972,128

TOTAL NETHERLANDS		41,165,823
PUERTO RICO - 1.1%
Financials - 1.1%
Banks - 1.1%
First BanCorp/Puerto Rico (d)	2,309,161	51,078,641
THAILAND - 1.6%
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Fabrinet (a)	154,740	75,735,946
UNITED KINGDOM - 1.6%
Communication Services - 0.2%
Media - 0.2%
4imprint Group PLC	188,500	10,523,706
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Games Workshop Group PLC	80,989	18,895,031
Consumer Staples - 0.1%
Food Products - 0.1%
Nomad Foods Ltd (d)	408,294	5,185,334
Energy - 0.9%
Energy Equipment & Services - 0.9%
TechnipFMC PLC	743,446	41,424,811
TOTAL UNITED KINGDOM		76,028,882
UNITED STATES - 87.0%
Consumer Discretionary - 10.8%
Automobile Components - 1.3%
Patrick Industries Inc (d)	286,006	36,085,377
Phinia Inc	370,714	26,383,715
		62,469,092
Distributors - 0.2%
GigaCloud Technology Inc Class A (a)	289,700	11,567,721
Diversified Consumer Services - 1.4%
Frontdoor Inc (a)	231,200	13,666,232
Laureate Education Inc (a)	1,470,365	50,433,520
		64,099,752
Hotels, Restaurants & Leisure - 0.5%
Brinker International Inc (a)	91,018	14,355,359
Dutch Bros Inc Class A (a)	76,660	4,169,537
Pursuit Attractions and Hospitality Inc (a)	210,700	7,317,611
		25,842,507
Household Durables - 2.5%
Champion Homes Inc (a)	163,051	12,779,937
Green Brick Partners Inc (a)	583,701	40,503,013
Installed Building Products Inc (d)	98,623	28,417,231
Lovesac Co/The (a)(d)	319,250	4,252,410
SharkNinja Inc (a)	283,773	33,541,969
		119,494,560
Leisure Products - 0.3%
Acushnet Holdings Corp (d)	155,363	15,060,889
Specialty Retail - 3.3%
Academy Sports & Outdoors Inc (d)	950,090	52,264,451
Boot Barn Holdings Inc (a)	204,842	36,560,200
Group 1 Automotive Inc	35,800	12,682,508
Murphy USA Inc	85,710	36,213,332
RealReal Inc/The (a)	388,700	5,702,229
Warby Parker Inc Class A (a)	317,300	8,094,323
		151,517,043
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (a)	150,843	12,658,745
Kontoor Brands Inc	398,110	23,779,110
Samsonite Group SA (b)(e)	2,844,759	7,202,843
Steven Madden Ltd	395,059	17,335,189
		60,975,887
TOTAL CONSUMER DISCRETIONARY		511,027,451
Consumer Staples - 1.8%
Beverages - 0.7%
Primo Brands Corp Class A	450,853	8,539,156
Vita Coco Co Inc/The (a)	466,412	24,883,080
		33,422,236
Consumer Staples Distribution & Retail - 0.3%
Performance Food Group Co (a)	127,803	12,198,796
Food Products - 0.8%
Darling Ingredients Inc (a)	332,173	15,167,019
Post Holdings Inc (a)	73,606	7,530,630
Simply Good Foods Co/The (a)	782,226	14,682,382
		37,380,031
TOTAL CONSUMER STAPLES		83,001,063
Energy - 3.5%
Energy Equipment & Services - 1.9%
Cactus Inc Class A	550,348	30,946,068
Liberty Energy Inc Class A	3,890	95,889
Noble Corp PLC (d)	346,200	12,331,644
Weatherford International PLC	503,201	47,341,150
		90,714,751
Oil, Gas & Consumable Fuels - 1.6%
Antero Resources Corp (a)	566,043	20,586,984
Chord Energy Corp	279,825	28,049,658
Core Natural Resources Inc	155,859	14,865,831
Northern Oil & Gas Inc (d)	497,560	12,439,000
		75,941,473
TOTAL ENERGY		166,656,224
Financials - 15.6%
Banks - 7.5%
Axos Financial Inc (a)	249,583	24,706,221
Central BanCo Inc	329,100	7,931,309
Community Financial System Inc	243,077	15,192,313
Connectone Bancorp Inc	413,470	11,006,571
CVB Financial Corp	1,094,100	21,564,711
East West Bancorp Inc	162,536	18,600,620
First Bancorp/Southern Pines NC	329,200	19,070,556
First Hawaiian Inc	814,700	21,630,285
First Horizon Corp	510,721	12,507,557
First Interstate BancSystem Inc Class A	403,974	14,328,958
Glacier Bancorp Inc	319,889	16,211,975
Home BancShares Inc/AR	316,780	9,154,942
Pathward Financial Inc	555,500	50,156,095
Pinnacle Financial Partners Inc	268,987	25,577,974
SOUTHSTATE BANK CORP	364,393	37,288,336
TriCo Bancshares	619,868	30,881,824
Western Alliance Bancorp	195,261	17,407,518
		353,217,765
Capital Markets - 2.2%
Houlihan Lokey Inc Class A	70,683	11,897,362
Lazard Inc	604,144	32,454,616
Piper Sandler Cos	44,733	15,493,275
Stifel Financial Corp	225,702	27,829,057
Wealthfront Corp (a)	33,900	294,251
WisdomTree Inc	957,000	15,503,400
		103,471,961
Consumer Finance - 2.1%
FirstCash Holdings Inc	419,590	71,540,095
SLM Corp	1,015,422	27,568,707
		99,108,802
Financial Services - 1.8%
Essent Group Ltd	706,678	44,464,180
PennyMac Financial Services Inc	400,589	40,026,853
		84,491,033
Insurance - 2.0%
First American Financial Corp	200,678	12,678,836
Genworth Financial Inc Class A (a)	2,298,945	19,173,201
Primerica Inc	173,541	45,648,225
Selective Insurance Group Inc	227,372	19,117,438
		96,617,700
TOTAL FINANCIALS		736,907,261
Health Care - 15.8%
Biotechnology - 8.2%
Arcellx Inc (a)(d)	178,169	12,170,724
Astria Therapeutics Inc warrants (a)	183,003	1,456,210
Celldex Therapeutics Inc (a)	140,796	3,463,582
Centessa Pharmaceuticals PLC ADR (a)	150,300	3,692,871
Cogent Biosciences Inc (a)	905,054	32,500,489
Cytokinetics Inc (a)	402,376	25,426,139
CytomX Therapeutics Inc (a)	2,531,495	14,404,207
Dianthus Therapeutics Inc (a)	402,306	21,479,117
Disc Medicine Inc (a)	201,635	15,590,418
Insmed Inc (a)	81,430	12,773,924
Jade Biosciences Inc	513,700	8,018,857
Kiniksa Pharmaceuticals International Plc Class A (a)	79,680	3,499,546
Kymera Therapeutics Inc (a)	158,500	11,521,365
Mineralys Therapeutics Inc (a)	234,168	7,233,450
Nuvalent Inc Class A (a)	237,729	24,459,937
Olema Pharmaceuticals Inc (a)	417,500	10,738,100
Oruka Therapeutics Inc (a)	410,772	14,060,726
Oruka Therapeutics Inc (a)(c)	81,000	2,772,630
Praxis Precision Medicines Inc (a)	59,200	18,588,800
Rhythm Pharmaceuticals Inc (a)	160,000	16,403,200
Soleno Therapeutics Inc (a)	33,570	1,294,459
Spyre Therapeutics Inc (a)(d)	327,147	10,462,161
Stoke Therapeutics Inc (a)	418,600	12,700,324
Upstream Bio Inc (a)	555,000	17,249,400
Vaxcyte Inc (a)	539,998	28,927,693
Vericel Corp (a)	280,280	10,084,474
Viking Therapeutics Inc (a)(d)	457,501	13,285,829
Viridian Therapeutics Inc (a)	763,961	25,210,713
Zenas Biopharma Inc (a)	536,332	9,852,419
		389,321,764
Health Care Equipment & Supplies - 1.5%
Artivion Inc (a)	256,923	10,474,751
Axogen Inc (a)	379,300	13,218,605
Ceribell Inc (a)	437,000	9,006,570
Kestra Medical Technologies Ltd	537,900	13,269,993
LivaNova PLC (a)	56,100	3,686,331
Masimo Corp (a)	79,948	10,979,259
Penumbra Inc (a)	2,967	1,062,689
TransMedics Group Inc (a)	73,700	9,873,958
		71,572,156
Health Care Providers & Services - 3.3%
BrightSpring Health Services Inc (a)	648,900	25,482,303
Brookdale Senior Living Inc (a)	1,627,600	24,414,000
Encompass Health Corp	44,087	4,167,544
Ensign Group Inc/The	136,557	23,441,375
GeneDx Holdings Corp Class A (a)	92,500	8,904,050
Guardant Health Inc (a)	224,800	25,636,192
HealthEquity Inc (a)	145,359	12,452,906
LifeStance Health Group Inc (a)	119,266	843,211
Privia Health Group Inc (a)	897,434	20,838,417
Surgery Partners Inc (a)	598,986	8,900,932
		155,080,930
Health Care Technology - 0.3%
Waystar Holding Corp (a)	587,376	15,600,707
Life Sciences Tools & Services - 0.5%
10X Genomics Inc Class A (a)	314,746	6,357,869
Charles River Laboratories International Inc (a)	77,400	16,291,152
		22,649,021
Pharmaceuticals - 2.0%
Amylyx Pharmaceuticals Inc (a)	881,400	12,595,206
Crinetics Pharmaceuticals Inc (a)	425,022	21,225,599
Elanco Animal Health Inc (a)	340,600	8,201,648
Enliven Therapeutics Inc (a)	430,126	11,376,833
Enliven Therapeutics Inc (a)(c)	224,300	5,932,735
MBX Biosciences Inc (a)	68,302	2,516,928
Structure Therapeutics Inc ADR (a)	343,505	30,383,017
		92,231,966
TOTAL HEALTH CARE		746,456,544
Industrials - 19.5%
Aerospace & Defense - 0.5%
Carpenter Technology Corp	73,155	23,250,854
Air Freight & Logistics - 0.4%
GXO Logistics Inc (a)	320,518	18,138,114
Building Products - 1.7%
AAON Inc (d)	87,837	7,998,437
AZZ Inc	163,300	20,296,557
Simpson Manufacturing Co Inc	224,717	39,725,472
Tecnoglass Inc	246,422	12,052,500
		80,072,966
Commercial Services & Supplies - 1.3%
Brink's Co/The	367,502	46,687,455
HNI Corp	185,170	8,849,274
Vestis Corp	819,463	5,351,093
		60,887,822
Construction & Engineering - 5.1%
Cardinal Infrastructure Group Inc Class A	229,261	5,775,085
Construction Partners Inc Class A (a)	326,061	35,827,583
Granite Construction Inc	274,924	33,194,324
IES Holdings Inc (a)	197,536	75,120,965
Legence Corp Class A	519,663	24,377,391
Primoris Services Corp	193,504	28,686,968
Sterling Infrastructure Inc (a)	95,555	34,200,090
WillScot Holdings Corp	248,094	4,969,323
		242,151,729
Electrical Equipment - 2.0%
Nextpower Inc Class A (a)	501,227	58,688,669
Thermon Group Holdings Inc (a)	827,220	37,431,705
		96,120,374
Ground Transportation - 0.1%
ArcBest Corp	106,676	9,624,308
Machinery - 3.6%
Atmus Filtration Technologies Inc	470,094	27,251,349
Blue Bird Corp (a)	217,819	10,958,474
Federal Signal Corp	181,622	19,631,522
Kadant Inc (d)	41,237	13,238,726
REV Group Inc	321,517	20,544,936
SPX Technologies Inc (a)	213,246	44,442,600
Terex Corp	568,392	32,398,344
		168,465,951
Passenger Airlines - 0.8%
SkyWest Inc (a)	369,259	35,640,879
Professional Services - 2.0%
Amentum Holdings Inc (a)	526,945	18,854,092
CRA International Inc	107,776	20,363,197
ExlService Holdings Inc (a)	399,749	15,650,173
First Advantage Corp (a)(d)	727,497	9,821,210
FTI Consulting Inc (a)	72,500	12,663,575
KBR Inc	374,437	16,029,648
		93,381,895
Trading Companies & Distributors - 2.0%
Applied Industrial Technologies Inc	42,994	11,196,067
Herc Holdings Inc	271,559	38,925,267
Rush Enterprises Inc Class A	720,440	46,245,044
		96,366,378
TOTAL INDUSTRIALS		924,101,270
Information Technology - 10.8%
Communications Equipment - 0.8%
Ciena Corp (a)	154,018	38,783,273
Electronic Equipment, Instruments & Components - 6.4%
Advanced Energy Industries Inc (d)	320,496	81,841,859
Belden Inc	337,769	39,691,235
ePlus Inc	173,790	14,912,920
Insight Enterprises Inc (a)	122,536	10,295,474
OSI Systems Inc (a)	91,169	22,805,014
Sanmina Corp (a)	465,423	65,941,131
TD SYNNEX Corp	274,064	43,485,735
TTM Technologies Inc (a)	226,500	22,242,300
		301,215,668
Semiconductors & Semiconductor Equipment - 2.8%
Axcelis Technologies Inc (a)	218,693	19,260,293
Diodes Inc (a)	213,445	12,633,810
MACOM Technology Solutions Holdings Inc (a)	217,928	47,739,308
MKS Inc	119,069	28,030,033
Onto Innovation Inc (a)	58,590	11,838,109
Veeco Instruments Inc (a)	350,782	10,954,921
		130,456,474
Software - 0.8%
Agilysys Inc (a)	123,600	10,722,300
Intapp Inc (a)	334,481	11,355,630
PAR Technology Corp (a)(d)	314,860	8,252,481
Riot Platforms Inc (a)	277,400	4,291,377
SPS Commerce Inc (a)	59,919	5,348,370
		39,970,158
TOTAL INFORMATION TECHNOLOGY		510,425,573
Materials - 3.7%
Chemicals - 1.1%
Element Solutions Inc	1,014,293	29,515,927
Minerals Technologies Inc	206,936	13,608,111
Perimeter Solutions Inc (a)	354,800	9,278,020
		52,402,058
Construction Materials - 0.8%
Eagle Materials Inc	186,368	37,983,662
Metals & Mining - 1.3%
Commercial Metals Co	593,885	45,651,940
Constellium SE (a)	744,711	16,733,656
		62,385,596
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	185,388	15,524,391
Sylvamo Corp	142,194	6,958,974
		22,483,365
TOTAL MATERIALS		175,254,681
Real Estate - 4.0%
Diversified REITs - 0.8%
Essential Properties Realty Trust Inc	1,312,144	39,836,692
Health Care REITs - 1.5%
American Healthcare REIT Inc	723,587	33,943,466
CareTrust REIT Inc	988,101	36,895,692
		70,839,158
Industrial REITs - 0.4%
Americold Realty Trust Inc	674,300	8,368,063
Terreno Realty Corp	182,285	11,217,819
		19,585,882
Real Estate Management & Development - 0.5%
Jones Lang LaSalle Inc (a)	65,518	23,449,547
Retail REITs - 0.3%
Acadia Realty Trust	685,890	13,724,658
Specialized REITs - 0.5%
Outfront Media Inc	892,393	21,702,998
TOTAL REAL ESTATE		189,138,935
Utilities - 1.5%
Gas Utilities - 1.5%
Southwest Gas Holdings Inc	559,613	46,347,149
UGI Corp	581,334	23,317,306
TOTAL UTILITIES		69,664,455
TOTAL UNITED STATES		4,112,633,457
TOTAL COMMON STOCKS (Cost $2,960,756,255)		4,693,406,705

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	104,136,868	104,157,695
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	105,481,611	105,492,159
TOTAL MONEY MARKET FUNDS (Cost $209,649,854)			209,649,854

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $3,170,406,109)	4,903,056,559
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(174,909,444)
NET ASSETS - 100.0%	4,728,147,115

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	100	3/2026	13,123,000	338,596

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $15,943,534 or 0.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,705,365 or 0.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,202,843 or 0.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/2024	3,140,200

Oruka Therapeutics Inc	9/17/2025	1,215,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	75,539,148	731,768,611	703,145,232	1,503,949	(4,832)	-	104,157,695	104,136,868	0.2%
Fidelity Securities Lending Cash Central Fund	112,851,025	619,109,579	626,469,157	188,945	712	-	105,492,159	105,481,611	0.3%
Total	188,390,173	1,350,878,190	1,329,614,389	1,692,894	(4,120)	-	209,649,854

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	23,867,854	23,867,854	-	-
Consumer Discretionary	529,922,482	529,922,482	-	-
Consumer Staples	88,186,397	88,186,397	-	-
Energy	240,543,684	240,543,684	-	-
Financials	816,132,524	816,132,524	-	-
Health Care	819,859,951	818,403,741	1,456,210	-
Industrials	956,035,103	956,035,103	-	-
Information Technology	662,572,819	662,572,819	-	-
Materials	227,255,310	227,255,310	-	-
Real Estate	216,367,111	216,367,111	-	-
Utilities	112,663,470	112,663,470	-	-

Money Market Funds	209,649,854	209,649,854	-	-
Total Investments in Securities:	4,903,056,559	4,901,600,349	1,456,210	-
Derivative Instruments:

Assets
Futures Contracts	338,596	338,596	-	-
Total Assets	338,596	338,596	-	-
Total Derivative Instruments:	338,596	338,596	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	338,596	-
Total Equity Risk	338,596	-
Total Value of Derivatives	338,596	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $121,478,283) - See accompanying schedule:
Unaffiliated issuers (cost $2,960,756,255)	$4,693,406,705
Fidelity Central Funds (cost $209,649,854)	209,649,854

Total Investment in Securities (cost $3,170,406,109)		$4,903,056,559
Segregated cash with brokers for derivative instruments		1,558,126
Cash		604,390
Foreign currency held at value (cost $428)		428
Receivable for investments sold		58,054,449
Receivable for fund shares sold		1,385,157
Dividends receivable		217,365
Distributions receivable from Fidelity Central Funds		231,335
Other receivables		45,087
Total assets		4,965,152,896
Liabilities
Payable for investments purchased	$9,459,322
Payable for fund shares redeemed	121,792,550
Payable for daily variation margin on futures contracts	228,887
Other payables and accrued expenses	44,011
Collateral on securities loaned	105,481,011
Total liabilities		237,005,781
Net Assets		$4,728,147,115
Net Assets consist of:
Paid in capital		$2,892,749,627
Total accumulated earnings (loss)		1,835,397,488
Net Assets		$4,728,147,115
Net Asset Value, offering price and redemption price per share ($4,728,147,115 ÷ 275,487,298 shares)		$17.16
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$21,623,783
Income from Fidelity Central Funds (including $188,945 from security lending)		1,692,894
Total income		23,316,677
Expenses
Custodian fees and expenses	$34,956
Independent trustees' fees and expenses	9,182
Total expenses before reductions	44,138
Expense reductions	(386)
Total expenses after reductions		43,752
Net Investment income (loss)		23,272,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	218,265,568
Fidelity Central Funds	(4,120)
Foreign currency transactions	(15,268)
Futures contracts	3,806,078
Total net realized gain (loss)		222,052,258
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	605,118,831
Assets and liabilities in foreign currencies	6,351
Futures contracts	(246,155)
Total change in net unrealized appreciation (depreciation)		604,879,027
Net gain (loss)		826,931,285
Net increase (decrease) in net assets resulting from operations		$850,204,210
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,272,925	$45,423,878
Net realized gain (loss)	222,052,258	614,401,017
Change in net unrealized appreciation (depreciation)	604,879,027	(644,613,350)
Net increase (decrease) in net assets resulting from operations	850,204,210	15,211,545
Distributions to shareholders	(201,927,300)	(465,019,571)

Share transactions
Proceeds from sales of shares	133,916,238	1,820,657,966
Reinvestment of distributions	201,927,300	465,019,571
Cost of shares redeemed	(621,522,819)	(3,205,698,071)

Net increase (decrease) in net assets resulting from share transactions	(285,679,281)	(920,020,534)
Total increase (decrease) in net assets	362,597,629	(1,369,828,560)

Net Assets
Beginning of period	4,365,549,486	5,735,378,046
End of period	$4,728,147,115	$4,365,549,486

Other Information
Shares
Sold	6,968,603	122,717,649
Issued in reinvestment of distributions	12,361,154	31,316,313
Redeemed	(36,611,454)	(214,472,846)
Net increase (decrease)	(17,281,697)	(60,438,884)

Financial Highlights
Fidelity® Series Small Cap Opportunities Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.91	$16.24	$13.47	$12.57	$18.08	$12.66
Income from Investment Operations
Net investment income (loss) A,B	.08	.15	.16	.14	.12	.12
Net realized and unrealized gain (loss)	2.89	(.10)	2.75	1.36	(1.03)	5.62
Total from investment operations	2.97	.05	2.91	1.50	(.91)	5.74
Distributions from net investment income	(.17)	(.32)	(.14)	(.14)	(.12)	(.14)
Distributions from net realized gain	(.54)	(1.05)	-	(.47)	(4.48)	(.19)
Total distributions	(.72) C	(1.38) C	(.14)	(.60) C	(4.60)	(.32) C
Net asset value, end of period	$17.16	$14.91	$16.24	$13.47	$12.57	$18.08
Total Return D,E	20.18%	.39%	21.85%	12.51%	(7.62)%	45.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.01% I	1.00%	1.14%	1.11%	.86%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$4,728,147	$4,365,549	$5,735,378	$4,942,472	$5,039,957	$6,012,414
Portfolio turnover rate J	35 % I	43% K	47%	34%	39%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,862,669,929
Gross unrealized depreciation	(139,249,309)
Net unrealized appreciation (depreciation)	$1,723,420,620
Tax cost	$3,179,974,535

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Opportunities Fund	794,428,793	1,211,915,836
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Small Cap Opportunities Fund	20,928

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Opportunities Fund	32,933,550	159,237,353	48,043,645

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Series Small Cap Opportunities Fund	68,819,878	415,947,457	1,032,986,370
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Small Cap Opportunities Fund	19,942	7,707	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Small Cap Opportunities Fund	20,268,598
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $386.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.839810.118
SMO-SANN-0426
Fidelity® Series Real Estate Income Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Real Estate Income Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (g)	406,471	367,756
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (g)	959,496	946,042
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (g)	553,000	542,886
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (c)(g)	2,000,000	1,669,062
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (g)	750,000	776,409
TOTAL UNITED STATES		4,302,155
TOTAL ASSET-BACKED SECURITIES (Cost $4,543,657)		4,302,155

Bank Loan Obligations - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 10/6/2032 (b)(c)(d)	500,000	500,000
Financials - 1.2%
Financial Services - 1.2%
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.7501% 1/9/2027 (b)(c)(d)(e)	3,514,502	3,426,640
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 1/31/2030 (b)(c)(d)	16,950	17,045
TOTAL UNITED STATES		3,943,685
TOTAL BANK LOAN OBLIGATIONS (Cost $4,026,620)		3,943,685

Commercial Mortgage Securities - 20.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.0%
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.2302% 4/15/2042 (b)(c)(g)	1,000,000	1,002,500
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (e)(g)	625,000	352,624
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (g)	1,848,000	814,973
BANK Series 2025-BNK51 Class B, 5.895% 12/25/2067 (c)	825,000	843,623
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (c)(e)(g)	573,000	2,865
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (c)(e)(g)	859,000	2,148
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.3711% 11/15/2041 (b)(c)(g)	381,000	383,262
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(g)	303,000	312,619
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (c)(g)	254,000	253,802
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8687% 11/15/2042 (b)(c)(g)	1,000,000	1,002,307
BSREP Commercial Mortgage Trust Series 2021-DC Class F, CME Term SOFR 1 month Index + 2.9645%, 6.6455% 8/15/2038 (b)(c)(g)	91,177	38,077
BSREP Commercial Mortgage Trust Series 2021-DC Class G, CME Term SOFR 1 month Index + 3.9645%, 7.6455% 8/15/2038 (b)(c)(g)	213,030	76,226
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(g)	2,018,000	1,822,544
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (c)(g)	353,000	362,050
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (c)(g)	800,000	860,155
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3704% 4/15/2040 (b)(c)(g)	906,642	911,173
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.3263% 4/15/2034 (b)(c)(g)	819,000	796,619
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(g)	5,666,000	5,252,323
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.6181% 6/15/2041 (b)(c)(g)	750,000	750,850
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.6204% 11/15/2041 (b)(c)(g)	256,756	257,799
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.6189% 11/15/2041 (b)(c)(g)	864,135	863,086
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.0302% 1/15/2039 (b)(c)(g)	700,000	699,125
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.281% 10/15/2042 (b)(c)(e)(g)	1,000,000	1,000,400
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (e)(g)	213,000	187,167
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (g)	31,000	28,187
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.026% 9/15/2033 (b)(c)(g)	735,000	41,431
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.0323% 9/15/2033 (b)(c)(g)	735,000	15,705
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (c)(g)	2,000,000	1,969,705
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5687% 8/15/2041 (b)(c)(g)	500,000	499,637
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.1115% 6/15/2034 (b)(g)	800,000	438,965
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6356% 10/15/2051 (c)	1,000,000	911,635
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (c)(g)	455,000	463,634
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (c)(g)	1,000,000	1,018,872
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7802% 10/15/2042 (b)(c)(g)	1,000,000	1,012,500
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.57% 2/15/2043 (b)(c)(g)	780,000	786,338
Extended Stay America Trust Series 2026-ESH2 Class F, 7.42% 2/15/2043 (g)	285,000	287,850
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.1413% 8/10/2044 (c)(g)	101,000	92,976
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1413% 8/10/2044 (c)(g)	759,236	587,847
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1413% 8/10/2044 (c)(g)	848,000	289,390
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (e)(g)	677,000	2,030
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.6643% 11/10/2045 (c)(e)(g)	355,000	340,800
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 6.577% 7/15/2035 (b)(c)(g)	669,000	494
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (c)(g)	1,000,000	1,003,627
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (c)(g)	500,000	506,852
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(g)	2,515,000	2,470,072
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (g)	1,624,000	1,598,972
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2552% 6/15/2051 (c)(g)	302,000	242,717
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6895% 6/15/2045 (c)(g)	592,418	584,032
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (g)	805,000	542,516
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.3311% 4/15/2046 (c)	281,066	2,811
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (c)(g)	924,000	2,300
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (c)(g)	961,000	107,556
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (e)(g)	1,406,000	337,440
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(g)	356,000	352,546
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.3954% 4/15/2038 (b)(c)(g)	555,200	555,200
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 6.9954% 4/15/2038 (b)(c)(g)	1,076,800	1,076,800
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.5455% 7/15/2038 (b)(c)(g)	250,000	249,688
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1802% 9/15/2040 (b)(c)(g)	2,000,000	1,999,195
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (c)(e)(g)	1,000,000	140,060
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7057% 5/15/2046 (c)	625,000	585,287
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (c)(g)	667,378	660,904
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (c)(g)	970,000	729,925
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4924% 6/15/2044 (c)(g)(h)	21,123,262	79,130
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.94% 7/15/2049 (c)(g)	154,041	152,381
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.94% 7/15/2049 (c)(g)	636,000	617,262
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.94% 7/15/2049 (c)(g)	979,600	941,505
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.028% 5/15/2048 (c)(e)(g)	980,000	824,543
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (g)	2,346,000	1,769,422
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (g)	962,329	1,010,545
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(g)	739,000	713,172
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (c)(g)	1,000,000	861,071
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(g)	1,022,000	1,034,452
NYC Commercial Mortgage Trust Series 2025-77C Class B, 4.984% 1/10/2036 (c)(g)	115,000	115,605
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (c)(g)	235,000	237,275
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.1455% 7/15/2038 (b)(c)(g)	500,000	93,234
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (g)	250,000	214,525
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (c)(g)	500,000	502,540
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (g)	418,586	427,662
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (g)	720,000	765,542
SCG Trust Series 2025-SNIP Class E, 7.0802% 9/15/2042 (c)(g)	500,000	502,500
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 6.6205% 11/15/2034 (b)(c)(g)	212,100	212,497
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8687% 11/15/2034 (b)(c)(g)	247,800	248,420
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2802% 10/15/2041 (b)(c)(g)	512,000	517,115
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.71% 11/15/2036 (b)(c)(g)	1,000,000	998,018
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.995% 11/15/2036 (b)(c)(g)	1,280,000	1,273,289
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.9191% 2/15/2042 (b)(c)(g)	500,000	494,563
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (c)(g)	926,620	881,401
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(e)(g)	399,000	147,414
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (c)(e)(g)	843,916	303,827
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (c)(e)	45,000	14,363
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0678% 3/15/2045 (c)(g)	53,000	37,630
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9682% 5/15/2045 (c)(g)	33,919	31,756
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (c)(g)	1,168,000	583,989
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (c)(e)(g)	459,000	100,975
TOTAL UNITED STATES		58,092,436
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $67,515,057)		58,092,436

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Retail REITs - 0.0%
Retail Value Inc (e)(f) (Cost $709,415)	24,066	0

Convertible Preferred Stocks - 5.4%
	Shares	Value ($)
UNITED STATES - 5.4%
Financials - 4.3%
Mortgage Real Estate Investment Trusts (REITs) - 4.3%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.332%, 0% (b)(c)	65,750	1,642,106
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (b)(c)	61,500	1,545,495
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (b)(c)	46,750	1,191,658
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (b)(c)	27,900	716,193
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (b)(c)	35,058	827,018
Chimera Investment Corp Series C, CME Term SOFR 3 month Index + 4.743%, 7.75% (b)(c)	45,866	1,007,218
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (b)(c)	89,500	2,314,470
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (b)(c)	20,446	502,154
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (b)(c)	60,467	1,520,140
Rithm Capital Corp CME Term SOFR 3 month Index + 6.0636%, 7.5% (b)(c)	43,666	1,100,383
TOTAL FINANCIALS		12,366,835
Real Estate - 1.1%
Industrial REITs - 1.1%
LXP Industrial Trust 6.5%	68,019	3,191,451
TOTAL UNITED STATES		15,558,286
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,547,253)		15,558,286

Non-Convertible Corporate Bonds - 46.4%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (g)	750,000	811,777
UNITED STATES - 46.1%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.5%
Cipher Compute LLC 7.125% 11/15/2030 (g)	185,000	190,626
Flash Compute LLC 7.25% 12/31/2030 (g)	480,000	481,629
Uniti Services LLC 7.5% 10/15/2033 (g)	250,000	258,113
WULF Compute LLC 7.75% 10/15/2030 (g)	565,000	589,306
		1,519,674
Media - 0.3%
Lamar Media Corp 4% 2/15/2030	875,000	845,930
TOTAL COMMUNICATION SERVICES		2,365,604
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 1.4%
Choice Hotels International Inc 5.85% 8/1/2034	250,000	256,133
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (g)	200,000	185,149
Hilton Domestic Operating Co Inc 4% 5/1/2031 (g)	500,000	477,274
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (g)	470,000	472,267
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (g)	990,000	1,008,563
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (g)	200,000	205,224
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (g)	740,000	690,207
Las Vegas Sands Corp 6% 6/14/2030	500,000	521,615
Times Square Hotel Trust 8.528% 8/1/2026 (g)	203,321	203,778
		4,020,210
Household Durables - 0.8%
Century Communities Inc 6.625% 9/15/2033 (g)	490,000	496,258
LGI Homes Inc 7% 11/15/2032 (g)	595,000	580,314
M/I Homes Inc 3.95% 2/15/2030	1,430,000	1,376,251
		2,452,823
TOTAL CONSUMER DISCRETIONARY		6,473,033
Financials - 0.3%
Financial Services - 0.3%
Rexford Industrial Realty LP 2.125% 12/1/2030	1,000,000	894,946
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP 3.2% 12/1/2031	415,000	379,934
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Williams Scotsman Inc 4.625% 8/15/2028 (g)	750,000	747,201
Williams Scotsman Inc 6.625% 4/15/2030 (g)	190,000	196,861
TOTAL INDUSTRIALS		944,062
Real Estate - 42.4%
Diversified REITs - 6.8%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	1,000,000	1,032,856
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (g)	925,000	900,072
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	1,000,000	956,385
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	500,000	500,930
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	1,019,098
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	500,000	506,147
GLP Capital LP / GLP Financing II Inc 5.75% 11/1/2037	1,340,000	1,329,255
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	500,000	495,832
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	500,000	541,703
Safehold GL Holdings LLC 2.8% 6/15/2031	500,000	459,274
Safehold GL Holdings LLC 2.85% 1/15/2032	1,250,000	1,128,558
Safehold GL Holdings LLC 6.1% 4/1/2034	1,400,000	1,488,253
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (g)	1,040,000	990,522
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (g)	820,000	797,520
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (g)	3,095,000	3,095,719
VICI Properties LP 5.125% 5/15/2032	500,000	503,074
VICI Properties LP 5.625% 5/15/2052	667,000	624,222
VICI Properties LP 5.75% 4/1/2034	32,000	33,017
VICI Properties LP 6.125% 4/1/2054	1,254,000	1,255,660
WP Carey Inc 2.25% 4/1/2033	1,000,000	845,185
WP Carey Inc 2.45% 2/1/2032	1,000,000	883,918
WP Carey Inc 4.25% 10/1/2026	459,000	459,383
		19,846,583
Health Care REITs - 3.9%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	1,506,000	1,291,205
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,237,000	3,164,605
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (g)	340,000	364,261
Omega Healthcare Investors Inc 4.5% 4/1/2027	483,000	484,412
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,616,000	1,629,559
Ventas Realty LP 2.5% 9/1/2031	500,000	449,416
Ventas Realty LP 4.4% 1/15/2029	2,000,000	2,010,793
Ventas Realty LP 4.75% 11/15/2030	1,000,000	1,013,284
Welltower OP LLC 5.125% 7/1/2035	1,000,000	1,015,395
		11,422,930
Hotel & Resort REITs - 0.3%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (g)	295,000	305,795
RLJ Lodging Trust LP 4% 9/15/2029 (g)	715,000	678,506
		984,301
Industrial REITs - 2.9%
Lineage OP LP 5.25% 7/15/2030 (g)	500,000	504,257
LXP Industrial Trust 2.375% 10/1/2031	500,000	438,301
LXP Industrial Trust 2.7% 9/15/2030	78,000	71,483
LXP Industrial Trust 6.75% 11/15/2028	62,000	65,569
Prologis LP 4.875% 6/15/2028	1,000,000	1,022,628
Prologis LP 5% 3/15/2034	1,500,000	1,523,656
Prologis LP 5.125% 1/15/2034	2,000,000	2,044,849
Prologis LP 5.25% 3/15/2054	1,500,000	1,425,799
Prologis LP 5.25% 6/15/2053	1,500,000	1,426,969
		8,523,511
Real Estate Management & Development - 5.0%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	750,000	735,364
Americold Realty Operating Partnership LP 5.6% 5/15/2032	1,000,000	1,013,299
CBRE Services Inc 5.95% 8/15/2034	1,750,000	1,862,462
CoStar Group Inc 2.8% 7/15/2030 (g)	1,035,000	952,817
Essex Portfolio LP 4.875% 2/15/2036	1,000,000	974,258
Essex Portfolio LP 5.5% 4/1/2034	1,006,000	1,036,437
Extra Space Storage LP 2.35% 3/15/2032	2,000,000	1,748,360
Extra Space Storage LP 5.4% 2/1/2034	2,000,000	2,047,029
Extra Space Storage LP 5.5% 7/1/2030	1,000,000	1,040,565
Extra Space Storage LP 5.9% 1/15/2031	1,000,000	1,058,166
Kennedy-Wilson Inc 4.75% 2/1/2030	1,755,000	1,686,731
Taylor Morrison Communities Inc 5.75% 11/15/2032 (g)	235,000	241,208
		14,396,696
Residential REITs - 4.8%
American Homes 4 Rent LP 2.375% 7/15/2031	2,000,000	1,785,115
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	939,232
American Homes 4 Rent LP 4.25% 2/15/2028	2,000,000	2,000,383
American Homes 4 Rent LP 5.5% 2/1/2034	1,500,000	1,535,640
American Homes 4 Rent LP 5.5% 7/15/2034	3,000	3,068
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,000,000	870,894
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	965,524
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	3,000,000	3,077,217
Sun Communities Operating LP 2.7% 7/15/2031	2,500,000	2,270,749
UDR Inc 3% 8/15/2031	500,000	463,570
		13,911,392
Retail REITs - 7.2%
Agree LP 2.6% 6/15/2033	1,000,000	862,879
Agree LP 2.9% 10/1/2030	500,000	467,424
Agree LP 4.8% 10/1/2032	77,000	77,589
Agree LP 5.625% 6/15/2034	25,000	26,149
Brixmor Operating Partnership LP 4.125% 5/15/2029	138,000	137,523
Brixmor Operating Partnership LP 5.5% 2/15/2034	500,000	513,438
Kimco Realty OP LLC 4.6% 2/1/2033	1,000,000	996,115
Kimco Realty OP LLC 6.4% 3/1/2034	1,576,000	1,733,945
Kite Realty Group LP 5.2% 8/15/2032	1,000,000	1,021,532
Kite Realty Group LP 5.5% 3/1/2034	1,000,000	1,027,887
NNN REIT Inc 5.6% 10/15/2033	311,000	324,187
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	3,000,000	2,686,320
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	2,000	1,965
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	500,000	511,822
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,000,000	1,045,401
Realty Income Corp 3.1% 12/15/2029	1,000,000	965,321
Realty Income Corp 3.4% 1/15/2030	500,000	485,536
Realty Income Corp 4% 7/15/2029	1,000,000	997,558
Realty Income Corp 5.625% 10/13/2032	1,000,000	1,059,644
Simon Property Group LP 4.75% 9/26/2034	1,500,000	1,487,529
Simon Property Group LP 5.85% 3/8/2053	1,000,000	1,018,381
Simon Property Group LP 6.25% 1/15/2034	2,000,000	2,184,586
Simon Property Group LP 6.65% 1/15/2054	1,000,000	1,119,841
		20,752,572
Specialized REITs - 11.5%
American Tower Corp 3.1% 6/15/2050	1,500,000	984,858
American Tower Corp 3.8% 8/15/2029	1,000,000	986,075
American Tower Corp 4.05% 3/15/2032	1,500,000	1,461,336
American Tower Corp 5.45% 2/15/2034	2,000,000	2,071,842
American Tower Corp 5.55% 7/15/2033	1,000,000	1,044,654
American Tower Corp 5.65% 3/15/2033	2,000,000	2,103,631
American Tower Corp 5.9% 11/15/2033	1,500,000	1,602,069
Crown Castle Inc 2.1% 4/1/2031	2,000,000	1,766,683
Crown Castle Inc 2.25% 1/15/2031	1,500,000	1,341,598
Crown Castle Inc 2.5% 7/15/2031	1,500,000	1,343,574
Crown Castle Inc 2.9% 4/1/2041	975,000	711,162
Crown Castle Inc 5.1% 5/1/2033	2,500,000	2,526,211
Crown Castle Inc 5.8% 3/1/2034	500,000	523,941
CubeSmart LP 2.5% 2/15/2032	1,500,000	1,331,012
CubeSmart LP 4.375% 2/15/2029	1,000,000	1,004,334
Equinix Inc 2.5% 5/15/2031	2,000,000	1,812,486
Equinix Inc 2.95% 9/15/2051	2,000,000	1,251,587
Equinix Inc 3% 7/15/2050	2,500,000	1,590,588
Iron Mountain Inc 4.5% 2/15/2031 (g)	500,000	477,808
Iron Mountain Inc 6.25% 1/15/2033 (g)	500,000	505,246
Millrose Properties Inc 6.25% 9/15/2032 (g)	490,000	495,527
Millrose Properties Inc 6.375% 8/1/2030 (g)	235,000	239,861
Public Storage Operating Co 5.1% 8/1/2033	1,000,000	1,032,629
Public Storage Operating Co 5.35% 8/1/2053	2,500,000	2,415,711
SBA Communications Corp 3.125% 2/1/2029	2,500,000	2,387,779
		33,012,202
TOTAL REAL ESTATE		122,850,187
TOTAL UNITED STATES		133,907,766
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $130,377,456)		134,719,543

Non-Convertible Preferred Stocks - 13.0%
	Shares	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 5 year U.S. Treasury Index Series 1+ 3.14%, 5.9491% (b)(c)	20,325	500,198
UNITED STATES - 12.8%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/MA 9.5% Series B	12,200	315,894
Financials - 3.9%
Capital Markets - 0.3%
DigitalBridge Group Inc 7.125% Series J	18,731	363,007
DigitalBridge Group Inc Series H, 7.125%	9,647	185,319
DigitalBridge Group Inc Series I, 7.15%	10,318	201,201
		749,527
Mortgage Real Estate Investment Trusts (REITs) - 3.6%
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (b)(c)	41,899	1,072,195
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (b)(c)	70,990	1,781,139
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (b)(c)	73,400	1,898,932
Arbor Realty Trust Inc Series D 6.375%	12,400	219,613
Arbor Realty Trust Inc Series F, 6.25% (c)	14,100	315,417
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (b)(c)	58,522	1,468,317
MFA Financial Inc 7.5%	16,249	327,417
MFA Financial Inc CME Term SOFR 3 month Index + 5.6066%, 0% (b)(c)	26,100	605,520
Pennymac Mortgage Investment Trust 8.125% (c)	14,975	362,994
Pennymac Mortgage Investment Trust Series B 3 month U.S. Treasury Index + 8%, 0% (b)(c)	20,205	487,143
Rithm Capital Corp 7% Series D (c)	17,100	420,830
Two Harbors Investment Corp 7.625% Series B (c)	38,276	940,442
Two Harbors Investment Corp 8.125% Series A (c)	21,429	530,796
		10,430,755
TOTAL FINANCIALS		11,180,282
Real Estate - 8.9%
Diversified REITs - 2.4%
Armada Hoffler Properties Inc Series A 6.75%	33,250	716,538
CTO Realty Growth Inc 6.375%	20,000	406,001
Gladstone Commercial Corp Series E 6.625%	41,125	938,065
Gladstone Commercial Corp Series G, 6%	64,500	1,308,699
Global Net Lease Inc 6.875% Series B	47,200	1,080,880
Global Net Lease Inc 7.25% Series A	45,925	1,075,104
Global Net Lease Inc 7.375% Series E	19,100	445,985
Global Net Lease Inc 7.5%	34,998	864,101
		6,835,373
Health Care REITs - 0.7%
Global Medical REIT Inc 7.5% Series A	27,461	674,442
National Healthcare Properties Inc Series A, 7.375%	33,000	643,500
National Healthcare Properties Inc Series B, 7.125%	40,300	756,834
		2,074,776
Hotel & Resort REITs - 2.4%
Ashford Hospitality Trust Inc Series H 7.5%	1,575	18,206
Braemar Hotels & Resorts Inc 8.25% Series D	3,923	64,651
Pebblebrook Hotel Trust 6.3% Series F	37,902	776,991
Pebblebrook Hotel Trust 6.375%	20,200	404,000
Pebblebrook Hotel Trust 6.375% Series E	45,192	904,744
Pebblebrook Hotel Trust Series H, 5.7%	50,200	898,580
Sotherly Hotels Inc 7.875% Series C	19,300	359,559
Sotherly Hotels Inc 8% Series B	12,750	231,668
Summit Hotel Properties Inc Series E, 6.25%	60,784	1,157,935
Summit Hotel Properties Inc Series F, 5.875%	61,000	1,105,930
Sunstone Hotel Investors Inc Series H, 6.125%	20,000	417,000
Sunstone Hotel Investors Inc Series I, 5.7%	38,700	747,104
		7,086,368
Industrial REITs - 0.8%
Prologis Inc Series Q, 8.54%	16,850	892,376
Rexford Industrial Realty Inc 5.625% Series C	11,775	249,983
Rexford Industrial Realty Inc 5.875% Series B	50,000	1,128,000
		2,270,359
Office REITs - 0.3%
Hudson Pacific Properties Inc 4.75% Series C	22,900	358,614
Vornado Realty Trust 5.25% Series M	11,286	198,521
Vornado Realty Trust Series L, 5.4%	18,000	329,040
Vornado Realty Trust Series N 5.25%	4,466	79,093
		965,268
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	7,000	96,810
Brookfield Property Partners LP 6.5%	5,875	92,649
Seritage Growth Properties Series A, 7%	1,050	25,315
		214,774
Residential REITs - 1.0%
American Homes 4 Rent 5.875% Series G	37,050	847,890
American Homes 4 Rent Series H, 6.25%	21,284	510,558
UMH Properties Inc 6.375% Series D	63,875	1,434,313
		2,792,761
Retail REITs - 1.1%
Agree Realty Corp 4.25%	38,700	666,414
Cedar Realty Trust Inc 7.25%	7,070	130,335
Regency Centers Corp 5.875%	28,775	644,560
Regency Centers Corp 6.25% Series A	51,175	1,200,055
Saul Centers Inc 6% Series E	13,475	301,166
Saul Centers Inc 6.125% Series D	15,958	333,072
		3,275,602
Specialized REITs - 0.1%
National Storage Affiliates Trust Series A, 6%	12,325	258,702
TOTAL REAL ESTATE		25,773,983
TOTAL UNITED STATES		37,270,159
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $36,721,492)		37,770,357

Money Market Funds - 11.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $32,626,209)	3.70	32,619,685	32,626,209

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $289,067,159)	287,012,671
NET OTHER ASSETS (LIABILITIES) - 1.1%	3,275,172
NET ASSETS - 100.0%	290,287,843

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security.
(f)	Non-income producing.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,180,538 or 26.9% of net assets.

(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,900,900	25,116,822	27,392,348	625,498	835	-	32,626,209	32,619,685	0.1%
Total	34,900,900	25,116,822	27,392,348	625,498	835	-	32,626,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	4,302,155	-	4,302,155	-

Bank Loan Obligations
Communication Services	500,000	-	500,000	-
Financials	3,426,640	-	-	3,426,640
Real Estate	17,045	-	17,045	-

Commercial Mortgage Securities	58,092,436	-	54,335,780	3,756,656

Common Stocks
Real Estate	-	-	-	-

Convertible Preferred Stocks
Financials	12,366,835	12,366,835	-	-
Real Estate	3,191,451	-	3,191,451	-

Non-Convertible Corporate Bonds
Communication Services	2,365,604	-	2,365,604	-
Consumer Discretionary	6,473,033	-	6,473,033	-
Energy	811,777	-	811,777	-
Financials	894,946	-	894,946	-
Health Care	379,934	-	379,934	-
Industrials	944,062	-	944,062	-
Real Estate	122,850,187	-	122,850,187	-

Non-Convertible Preferred Stocks
Energy	816,092	816,092	-	-
Financials	11,180,282	11,180,282	-	-
Real Estate	25,773,983	25,773,983	-	-

Money Market Funds	32,626,209	32,626,209	-	-
Total Investments in Securities:	287,012,671	82,763,401	197,065,974	7,183,296
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2026 ($)
Common Stocks	-	-	-	-	-	-	-	-	-	-
Bank Loan Obligations	3,948,442	-	55,346	-	(577,148)	-	-	-	3,426,640	55,346
Non-Convertible Corporate Bonds	1	39,864	(1)	-	(39,864)	-	-	-	-	-
Asset-Backed Securities	8	-	(8)	-	-	-	-	-	-	-
Commercial Mortgage Securities	1,892,369	(856,764)	831,819	1,000,000	(1,033,144)	(107,230)	3,410,154	(1,380,548)	3,756,656	(21,269)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $256,440,950)	$254,386,462
Fidelity Central Funds (cost $32,626,209)	32,626,209

Total Investment in Securities (cost $289,067,159)		$287,012,671
Cash		1,503,410
Receivable for fund shares sold		554,215
Dividends receivable		163,050
Interest receivable		2,104,081
Distributions receivable from Fidelity Central Funds		97,379
Other receivables		194
Total assets		291,435,000
Liabilities
Payable for investments purchased	$1,070,282
Payable for fund shares redeemed	76,342
Other payables and accrued expenses	533
Total liabilities		1,147,157
Net Assets		$290,287,843
Net Assets consist of:
Paid in capital		$315,931,889
Total accumulated earnings (loss)		(25,644,046)
Net Assets		$290,287,843
Net Asset Value, offering price and redemption price per share ($290,287,843 ÷ 28,558,911 shares)		$10.16
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$1,711,866
Interest		5,618,666
Income from Fidelity Central Funds		625,498
Total income		7,956,030
Expenses
Custodian fees and expenses	$1,186
Independent trustees' fees and expenses	577
Total expenses before reductions	1,763
Expense reductions	(1,027)
Total expenses after reductions		736
Net Investment income (loss)		7,955,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(351,795)
Fidelity Central Funds	835
Total net realized gain (loss)		(350,960)
Change in net unrealized appreciation (depreciation) on investment securities		3,707,009
Net gain (loss)		3,356,049
Net increase (decrease) in net assets resulting from operations		$11,311,343
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,955,294	$15,766,512
Net realized gain (loss)	(350,960)	(1,017,135)
Change in net unrealized appreciation (depreciation)	3,707,009	7,356,594
Net increase (decrease) in net assets resulting from operations	11,311,343	22,105,971
Distributions to shareholders	(9,740,433)	(15,632,604)

Share transactions
Proceeds from sales of shares	20,737,017	30,841,385
Reinvestment of distributions	9,740,433	15,632,604
Cost of shares redeemed	(18,576,958)	(40,547,889)

Net increase (decrease) in net assets resulting from share transactions	11,900,492	5,926,100
Total increase (decrease) in net assets	13,471,402	12,399,467

Net Assets
Beginning of period	276,816,441	264,416,974
End of period	$290,287,843	$276,816,441

Other Information
Shares
Sold	2,032,170	3,086,224
Issued in reinvestment of distributions	963,419	1,574,080
Redeemed	(1,821,134)	(4,055,946)
Net increase (decrease)	1,174,455	604,358

Financial Highlights
Fidelity® Series Real Estate Income Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.11	$9.87	$9.70	$10.74	$11.77	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.29	.58	.60	.60	.55	.45
Net realized and unrealized gain (loss)	.11	.25	.24	(.64)	(.97)	1.90
Total from investment operations	.40	.83	.84	(.04)	(.42)	2.35
Distributions from net investment income	(.35)	(.59)	(.67)	(.68)	(.52)	(.45)
Distributions from net realized gain	-	-	-	(.32)	(.09)	(.07)
Total distributions	(.35)	(.59)	(.67)	(1.00)	(.61)	(.52)
Net asset value, end of period	$10.16	$10.11	$9.87	$9.70	$10.74	$11.77
Total Return C,D	4.01%	8.61%	9.15%	(.13)%	(3.78)%	24.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	5.60% H	5.86%	6.27%	6.13%	4.83%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$290,288	$276,816	$264,417	$337,967	$681,642	$1,047,202
Portfolio turnover rate I	13 % H	9%	37%	5%	19%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$3,426,640	Discounted cash flow	Yield	12.0%	Decrease
Commercial Mortgage Securities	$3,756,656	Indicative market price	Evaluated bid	$0.25 - $100.04 / $71.24	Increase
Common Stocks	$-	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,191,289
Gross unrealized depreciation	(15,245,770)
Net unrealized appreciation (depreciation)	$(2,054,481)
Tax cost	$289,067,152

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,892,128)
Long-term	(20,996,020)
Total capital loss carryforward	$(22,888,148)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Real Estate Income Fund	24,625,857	16,790,214
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Real Estate Income Fund	32

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,027.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.924313.114
SRE-SANN-0426
Fidelity® Series Blue Chip Growth Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Blue Chip Growth Fund
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	4,700	7,267,516
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	32,300	9,778,450
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (b)	204,100	3,622,775
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA ADR	189,100	3,038,837
TOTAL BRAZIL		6,661,612
BURKINA FASO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
IAMGOLD Corp (United States) (b)	437,600	7,955,568
CANADA - 1.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (b)	563,300	44,401,270
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Suncor Energy Inc	117,000	6,184,034
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.7%
Celestica Inc (United States) (b)	330,700	92,923,393
IT Services - 0.3%
Shopify Inc Class A (b)	342,000	44,875,805
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	95,390	98,252
TOTAL INFORMATION TECHNOLOGY		137,897,450
Materials - 0.0%
Metals & Mining - 0.0%
Agnico Eagle Mines Ltd/CA (United States)	27,100	5,162,550
TOTAL CANADA		193,645,304
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	62,900	3,139,805
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	227,600	17,493,748
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
WeRide Inc ADR (b)	322,300	2,581,623
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (b)	113,700	3,794,169
TOTAL CONSUMER DISCRETIONARY		6,375,792
Consumer Staples - 0.0%
Beverages - 0.0%
Eastroc Beverage Group Co Ltd H Shares	18,400	584,119
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (c)(d)	784,278	1,254,845
Information Technology - 0.0%
Software - 0.0%
Pony AI Inc ADR (b)	330,300	4,584,564
TOTAL CHINA		30,293,068
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (b)	129,996	29,392,096
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	801,100	29,344,293
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (c)(d)(g)	114	3,151,081
INDIA - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	315,200	6,767,447
Vodafone Idea Ltd (b)	43,186,424	5,260,893
TOTAL COMMUNICATION SERVICES		12,028,340
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Meesho (f)	2,608,458	4,954,119
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	2,948,600	8,798,143
Specialty Retail - 0.1%
Lenskart Solutions Ltd (f)	1,798,006	8,968,068
TOTAL CONSUMER DISCRETIONARY		22,720,330
Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	546,600	2,982,950
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	556,498	8,468,791
Financials - 0.3%
Capital Markets - 0.3%
Authum Investment & Infrastucture Ltd	4,347,350	23,952,290
Financial Services - 0.0%
Jio Financial Services Ltd	726,649	2,016,841
TOTAL FINANCIALS		25,969,131
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	232,500	2,426,069
Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	49,900	2,513,884
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (h)(i)	59,700	2,992,683
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	303,700	856,178
TOTAL INDUSTRIALS		6,362,745
Materials - 0.0%
Metals & Mining - 0.0%
Welspun Corp Ltd	839,100	6,673,432
TOTAL INDIA		87,631,788
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	84,101	116,899
ITALY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	402,400	9,883,126
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kioxia Holdings Corp (b)	50,100	6,914,810
KOREA (SOUTH) - 0.1%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
APR Corp/Korea	7,790	1,449,821
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	17,640	11,052,891
TOTAL KOREA (SOUTH)		12,502,712
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (h)(i)	232,373	4,112,369
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	11,000	15,653,000
NXP Semiconductors NV	92,235	20,858,023

TOTAL NETHERLANDS		36,511,023
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Sea Ltd Class A ADR (b)	45,100	5,253,699
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	486,400	22,009,600
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	53,020	9,882,874
TOTAL SWITZERLAND		31,892,474
TAIWAN - 1.0%
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Inc	94,000	3,633,138
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	471,600	155,892,096
TOTAL TAIWAN		159,525,234
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	182,100	11,049,828
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)(d)	2,322	3,257,952
TOTAL UNITED KINGDOM		14,307,780
UNITED STATES - 92.7%
Communication Services - 16.0%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)	42,000	4,670,820
Entertainment - 2.3%
Netflix Inc (b)	3,525,340	294,330,637
ROBLOX Corp Class A (b)	538,900	35,438,064
Roku Inc Class A (b)	36,400	3,465,280
Take-Two Interactive Software Inc (b)	90,400	19,915,120
		353,149,101
Interactive Media & Services - 13.7%
Alphabet Inc Class A	3,771,260	1,274,685,880
Epic Games Inc (b)(c)(d)	1,076	699,497
Meta Platforms Inc Class A	1,009,510	723,313,915
Reddit Inc Class A (b)	4,700	847,269
Reddit Inc Class B (b)	134,285	24,207,557
Snap Inc Class A (b)	8,393,500	58,166,955
		2,081,921,073
Media - 0.0%
EchoStar Corp Class A (b)	26,000	2,943,720
TOTAL COMMUNICATION SERVICES		2,442,684,714
Consumer Discretionary - 15.3%
Automobiles - 1.6%
General Motors Co	18,900	1,587,600
Neutron Holdings Inc (b)(c)(d)	691,699	66,265
Rad Power Bikes Inc (b)(c)(d)	110,210	1
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	74,246	1
Tesla Inc (b)	566,405	243,786,376
		245,440,243
Broadline Retail - 7.6%
Amazon.com Inc (b)	4,907,500	1,174,364,750
Diversified Consumer Services - 0.0%
Phoenix Education Partners Inc	8,755	267,114
Hotels, Restaurants & Leisure - 2.0%
Brinker International Inc (b)	281,000	44,319,320
Cava Group Inc (b)(e)	79,200	4,801,104
Cheesecake Factory Inc/The	70,600	4,091,976
Chipotle Mexican Grill Inc (b)	852,900	33,152,223
DoorDash Inc Class A (b)	192,500	39,389,350
DraftKings Inc Class A (b)	1,110,800	30,558,108
Dutch Bros Inc Class A (b)	71,100	3,867,129
Expedia Group Inc Class A	15,200	4,025,568
Hilton Worldwide Holdings Inc	64,200	19,164,342
Marriott International Inc/MD Class A1	59,600	18,791,880
Starbucks Corp	878,600	80,787,270
Texas Roadhouse Inc	42,000	7,554,120
Wingstop Inc (e)	70,200	18,633,186
		309,135,576
Household Durables - 0.8%
SharkNinja Inc (b)(e)	966,990	114,298,218
Somnigroup International Inc	91,200	8,011,920
		122,310,138
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)	1,858,000	10,386,220
Specialty Retail - 2.6%
Abercrombie & Fitch Co Class A (b)	3,225	314,857
American Eagle Outfitters Inc	95,400	2,223,774
AutoZone Inc (b)	1,200	4,445,148
Bath & Body Works Inc	361,100	7,871,980
Carvana Co Class A (b)	179,600	72,039,356
Fanatics Inc Class A (b)(c)(d)	159,285	12,742,800
Five Below Inc (b)	59,284	11,361,186
Floor & Decor Holdings Inc Class A (b)	44,700	2,948,412
Gap Inc/The	277,000	7,750,460
Home Depot Inc/The	45,500	17,043,845
Lowe's Cos Inc	276,806	73,923,811
RealReal Inc/The (b)	469,600	6,889,032
RH (b)(e)	196,604	39,090,773
Ross Stores Inc	15,700	2,961,805
TJX Cos Inc/The	371,000	55,579,510
Urban Outfitters Inc (b)	111,112	7,872,285
Victoria's Secret & Co (b)	347,400	18,936,774
Warby Parker Inc Class A (b)	795,736	20,299,225
Wayfair Inc Class A (b)	356,920	36,937,651
		401,232,684
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (b)	881,400	19,893,198
Deckers Outdoor Corp (b)	45,296	5,405,625
Lululemon Athletica Inc (b)	184,574	32,208,163
NIKE Inc Class B	321,313	19,860,357
Tapestry Inc	72,300	9,175,593
Tory Burch LLC Class A (b)(c)(d)(g)	106,817	4,365,611
VF Corp (e)	134,000	2,625,060
		93,533,607
TOTAL CONSUMER DISCRETIONARY		2,356,670,332
Consumer Staples - 0.5%
Beverages - 0.1%
Celsius Holdings Inc (b)	286,000	15,009,280
Consumer Staples Distribution & Retail - 0.2%
Chobani Inc Class A (c)(d)(g)	617	2,749,568
Costco Wholesale Corp	13,800	12,975,450
Sprouts Farmers Market Inc (b)	77,200	5,474,252
Target Corp	120,000	12,656,400
		33,855,670
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	47,100	5,429,688
Herbalife Ltd (b)	408,700	7,045,988
		12,475,676
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	8,303,657	15,776,948
JUUL Labs Inc Class B (b)(c)(d)	2,450	4,655
		15,781,603
TOTAL CONSUMER STAPLES		77,122,229
Energy - 0.1%
Energy Equipment & Services - 0.0%
WaterBridge Infrastructure LLC Class A	73,500	1,612,590
Oil, Gas & Consumable Fuels - 0.1%
Chevron Corp	34,000	6,014,600
Exxon Mobil Corp	88,900	12,570,460
		18,585,060
TOTAL ENERGY		20,197,650
Financials - 2.7%
Capital Markets - 1.1%
Ares Management Corp Class A	77,600	11,614,392
Blue Owl Capital Inc Class A	746,600	10,183,624
Goldman Sachs Group Inc/The	61,400	57,434,174
KKR & Co Inc Class A	121,300	13,859,738
Morgan Stanley	150,800	27,566,240
Robinhood Markets Inc Class A (b)	465,400	46,297,992
		166,956,160
Consumer Finance - 0.1%
Figure Technology Solutions Inc Class A (e)	194,600	11,068,848
Financial Services - 1.5%
Affirm Holdings Inc Class A (b)	414,100	24,970,230
Apollo Global Management Inc	163,700	22,024,198
Mastercard Inc Class A	257,200	138,576,788
Rocket Cos Inc Class A	309,103	5,542,216
Toast Inc Class A (b)	219,906	6,841,276
Visa Inc Class A	118,700	38,201,221
		236,155,929
TOTAL FINANCIALS		414,180,937
Health Care - 5.8%
Biotechnology - 1.6%
AbbVie Inc	289,700	64,605,997
Alnylam Pharmaceuticals Inc (b)	85,981	29,066,737
Apogee Therapeutics Inc (b)	91,700	6,007,267
Arcellx Inc (b)	15,400	1,051,974
Caris Life Sciences Inc (b)	23,600	546,576
Cibus Inc Class A (b)(e)	32,171	62,733
Gilead Sciences Inc	814,100	115,561,495
Janux Therapeutics Inc (b)	40,100	549,771
Legend Biotech Corp ADR (b)	85,600	1,498,000
Moderna Inc (b)	88,100	3,882,567
Praxis Precision Medicines Inc (b)	11,000	3,454,000
Regeneron Pharmaceuticals Inc	15,700	11,640,765
Revolution Medicines Inc (b)	12,500	1,211,875
Scholar Rock Holding Corp (b)	71,500	3,170,310
Travere Therapeutics Inc (b)	155,600	4,837,604
		247,147,671
Health Care Equipment & Supplies - 0.8%
Blink Health LLC Class A1 (b)(c)(d)	8,180	303,069
Boston Scientific Corp (b)	1,053,400	98,524,502
Insulet Corp (b)	57,300	14,657,913
Intuitive Surgical Inc (b)	7,600	3,832,072
Kestra Medical Technologies Ltd	74,500	1,837,915
Medline Inc Class A	243,800	10,775,960
		129,931,431
Health Care Providers & Services - 0.5%
Cardinal Health Inc	149,300	32,081,584
Cencora Inc	45,300	16,272,666
Guardant Health Inc (b)	65,000	7,412,600
McKesson Corp	32,000	26,598,720
		82,365,570
Health Care Technology - 0.0%
Claritev Corp warrants (b)(c)	24,206	0
HeartFlow Inc (f)	79,401	2,371,708
		2,371,708
Life Sciences Tools & Services - 0.0%
Danaher Corp	26,000	5,691,140
Pharmaceuticals - 2.9%
Crinetics Pharmaceuticals Inc (b)	64,800	3,236,112
Elanco Animal Health Inc (b)	114,200	2,749,936
Eli Lilly & Co	381,579	395,754,660
Johnson & Johnson	81,000	18,407,250
Roche Holding AG non-voting shares	11,250	5,115,824
		425,263,782
TOTAL HEALTH CARE		892,771,302
Industrials - 6.9%
Aerospace & Defense - 4.1%
Anduril Industries Inc Class B (c)(d)	4,398	219,636
Anduril Industries Inc Class C (c)(d)	2	100
Axon Enterprise Inc (b)	36,900	17,844,102
Beta Technologies Inc (f)	108,622	2,335,373
Beta Technologies Inc Class A (b)	72,200	1,552,300
Boeing Co (b)	407,680	95,282,970
Carpenter Technology Corp	56,272	17,884,930
GE Aerospace	192,500	59,057,075
Howmet Aerospace Inc	208,600	43,405,488
Red Cat Holdings Inc (b)(e)	157,600	2,127,600
Rocket Lab Corp	99,600	7,974,972
Space Exploration Technologies Corp (b)(c)(d)	906,730	381,733,330
Space Exploration Technologies Corp Class C (b)(c)(d)	6,860	2,888,060
		632,305,936
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	8,200	1,598,590
FedEx Corp	6,300	2,030,175
		3,628,765
Construction & Engineering - 0.1%
Comfort Systems USA Inc	16,500	18,844,650
Construction Partners Inc Class A (b)	19,400	2,131,672
IES Holdings Inc (b)	12,600	4,791,654
Legence Corp Class A	23,000	1,078,930
		26,846,906
Electrical Equipment - 0.6%
Bloom Energy Corp Class A (b)	19,500	2,951,715
GE Vernova Inc	99,600	72,346,452
Nextpower Inc Class A (b)	119,700	14,015,673
		89,313,840
Ground Transportation - 0.5%
Lyft Inc Class A (b)	742,089	12,519,041
Old Dominion Freight Line Inc	54,500	9,439,400
Uber Technologies Inc (b)	577,200	46,204,860
XPO Inc (b)	39,500	5,850,345
		74,013,646
Machinery - 0.3%
Caterpillar Inc	9,100	5,981,976
Cummins Inc	31,500	18,232,830
PACCAR Inc	83,900	10,312,149
RBC Bearings Inc (b)	10,000	4,996,700
		39,523,655
Passenger Airlines - 0.6%
Alaska Air Group Inc (b)(e)	100,100	5,088,083
Delta Air Lines Inc	644,300	42,452,927
United Airlines Holdings Inc (b)	375,300	38,400,696
		85,941,706
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	34,000	8,583,640
FTAI Aviation Ltd	382,400	104,135,168
		112,718,808
TOTAL INDUSTRIALS		1,064,293,262
Information Technology - 44.5%
Communications Equipment - 0.5%
Arista Networks Inc (b)	44,000	6,236,560
Lumentum Holdings Inc (b)	184,100	72,137,744
		78,374,304
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	362,200	52,185,776
Coherent Corp (b)	193,700	41,099,266
Corning Inc	132,100	13,639,325
Jabil Inc	50,400	11,954,376
		118,878,743
IT Services - 0.9%
Akamai Technologies Inc (b)	33,500	3,254,525
Cloudflare Inc Class A (b)	166,200	29,475,570
MongoDB Inc Class A (b)	15,900	5,904,147
Snowflake Inc (b)	262,752	50,632,310
Twilio Inc Class A (b)	319,200	38,450,832
X.Ai Holdings Corp Class A (c)(d)	48,900	3,689,994
		131,407,378
Semiconductors & Semiconductor Equipment - 22.9%
Advanced Micro Devices Inc (b)	231,900	54,897,687
Astera Labs Inc (b)	449,400	67,688,628
Broadcom Inc	1,564,900	518,451,370
GlobalFoundries Inc (b)	152,742	6,445,712
Impinj Inc (b)	1,239	171,106
KLA Corp	4,700	6,711,318
Lam Research Corp	80,800	18,863,568
Marvell Technology Inc	3,046,961	240,466,162
Micron Technology Inc	259,700	107,744,336
Monolithic Power Systems Inc	105,300	118,372,995
NVIDIA Corp	12,397,360	2,369,507,418
Onto Innovation Inc (b)	9,000	1,818,450
		3,511,138,750
Software - 9.1%
Applied Intuition Inc Class A (b)(c)(d)	5,601	634,481
AppLovin Corp Class A (b)	400,200	189,338,622
Atom Tickets LLC (b)(c)(d)(g)	344,068	3
Celestial AI Inc (c)(d)	7,180	192,568
Circle Internet Group Inc Class A (e)	32,300	2,064,939
Crowdstrike Holdings Inc Class A (b)	30,800	13,595,274
Figma Inc Class A	77,644	2,012,532
Microsoft Corp	2,329,300	1,002,274,498
OpenAI Group Pbc Class A (c)(d)	9,700	4,631,556
Oracle Corp	391,700	64,465,986
Palantir Technologies Inc Class A (b)	359,700	52,728,423
Rubrik Inc Class A (b)	102,500	5,734,875
Salesforce Inc	64,100	13,607,789
Samsara Inc Class A (b)	185,800	5,211,690
Servicenow Inc (b)	240,715	28,166,062
Stripe LLC Class B (b)(c)(d)	19,900	824,258
Tanium Inc Class B (b)(c)(d)	151,000	1,170,250
Unity Software Inc (b)	95,100	2,767,410
Zoom Communications Inc Class A (b)	81,100	7,469,310
		1,396,890,526
Technology Hardware, Storage & Peripherals - 10.3%
Apple Inc (e)	5,526,236	1,433,947,718
Sandisk Corp/DE	91,000	52,438,750
Seagate Technology Holdings PLC	24,500	9,988,405
Western Digital Corp	345,400	86,429,442
		1,582,804,315
TOTAL INFORMATION TECHNOLOGY		6,819,494,016
Materials - 0.2%
Construction Materials - 0.2%
Martin Marietta Materials Inc	17,900	11,669,905
Vulcan Materials Co	42,200	12,682,788
		24,352,693
Metals & Mining - 0.0%
Alcoa Corp	46,500	2,641,665
Century Aluminum Co (b)	61,900	2,805,927
		5,447,592
TOTAL MATERIALS		29,800,285
Real Estate - 0.5%
Health Care REITs - 0.5%
Welltower Inc	379,284	71,441,934
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	651,400	8,155,528
TOTAL REAL ESTATE		79,597,462
Utilities - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp	19,200	5,389,056
Entergy Corp	105,900	10,154,751
NRG Energy Inc	59,200	9,035,696
		24,579,503
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	51,700	8,186,695
TOTAL UTILITIES		32,766,198
TOTAL UNITED STATES		14,229,578,387
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	201,800	5,704,316
TOTAL COMMON STOCKS (Cost $5,767,117,061)		14,924,563,410

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	433,800	1,948,630
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	115,200	517,478
TOTAL CONSUMER DISCRETIONARY		2,466,108
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	22,391	7,483
TOTAL UNITED STATES		2,473,591
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $571,391)		2,473,591

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)	26,500	1,839,630
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	37,119	9,531,417
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	18,160	3,940,326
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (b)(c)(d)	156,533	8,385,473
Oura Health Oy Series E (c)(d)	193,277	10,353,849

TOTAL FINLAND		18,739,322
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)	150,300	1,187,370
Element Labs Inc Series B (c)(d)	119,900	1,052,722
TOTAL INDUSTRIALS		2,240,092
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	140,500	210,750
Xsight Labs Ltd Series F (c)(d)	280,336	1,177,411
TOTAL INFORMATION TECHNOLOGY		1,388,161
TOTAL ISRAEL		3,628,253
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (c)(d)	1,000	426,990
UNITED STATES - 1.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	12,405,800	1,188,475
Rad Power Bikes Inc Series A (b)(c)(d)	14,368	0
Rad Power Bikes Inc Series C (b)(c)(d)	56,537	0
Waymo LLC Series A2 (b)(c)(d)	15,200	2,323,928
Waymo LLC Series C2 (b)(c)(d)	25,928	3,860,420
TOTAL CONSUMER DISCRETIONARY		7,372,823
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	19,600	952,168
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	266,499	3
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	660,029	1,254,055
JUUL Labs Inc Series D (b)(c)(d)	5,110	9,709
		1,263,764
TOTAL CONSUMER STAPLES		2,215,935
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	65,000	772,850
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	18,067	1,348,521
TOTAL FINANCIALS		2,121,371
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(c)(d)	1,069	231,813
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	642	128,611
Neurona Therapeutics Inc Series F (c)(d)	328,100	771,035
		1,131,459
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	27,197	1,007,649
Blink Health LLC Series D (b)(c)(d)	5,797	214,779
		1,222,428
TOTAL HEALTH CARE		2,353,887
Industrials - 0.2%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	87,397	4,364,606
Anduril Industries Inc Series G (c)(d)	41,100	2,052,534
		6,417,140
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (b)(c)(d)	46,703	2,627,511
Zipline International Inc Series H (c)(d)	45,100	2,537,326
		5,164,837
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	224,700	1,714,461
TOTAL INDUSTRIALS		13,296,438
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.1%
Cerebras Systems Inc Series G (c)(d)	191,700	17,065,135
Enevate Corp Series E (b)(c)(d)	1,441,706	115,336
Frore Systems Inc Series C (b)(c)(d)	63,198	1,638,092
		18,818,563
IT Services - 0.4%
X.Ai Holdings Corp Series B (c)(d)	635,731	47,972,261
X.Ai Holdings Corp Series C (c)(d)	116,978	8,827,160
		56,799,421
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series D (c)(d)	37,600	1,141,536
Danger Devices Inc Series B (c)(d)	719,800	655,018
Retym Inc Series C (b)(c)(d)	168,905	1,761,679
Retym Inc Series D (b)(c)(d)	30,943	340,373
		3,898,606
Software - 0.8%
Anthropic PBC Series D (b)(c)(d)	67,650	18,517,835
Anthropic PBC Series E (c)(d)	6,400	1,658,495
Anthropic PBC Series F (c)(d)	50,300	13,034,742
Anthropic PBC Series G (c)(d)	45,600	11,816,620
Applied Intuition Inc Series A2 (b)(c)(d)	7,292	826,038
Applied Intuition Inc Series B2 (b)(c)(d)	3,516	398,292
Celestial AI Inc Series A (c)(d)	45,773	1,227,632
Celestial AI Inc Series B (c)(d)	34,443	923,761
Celestial AI Inc Series C1 (c)(d)	137,971	3,700,382
Crusoe Energy Systems LLC Series D (b)(c)(d)	52,338	5,652,504
Crusoe Energy Systems LLC Series E (c)(d)	30,554	3,299,832
Databricks Inc Series G (b)(c)(d)	51,900	9,861,000
Databricks Inc Series I (b)(c)(d)	1,191	226,290
Databricks Inc Series J (b)(c)(d)	32,584	6,190,960
Databricks Inc Series K (c)(d)	10,100	1,919,000
Databricks Inc Series L (c)(d)	40,900	7,771,000
Dataminr Inc Series D, 8% (b)(c)(d)	115,901	877,371
Density Ai Inc (c)(d)	436,000	649,640
Lyte Ai Inc Series B (b)(c)(d)	117,675	1,236,764
MOLOCO Inc Series A (b)(c)(d)	19,537	1,329,884
Nuro Inc/DE Series E (c)(d)	75,109	859,998
OpenAI Group Pbc Series A-2 (c)(d)	26,645	12,722,455
OpenAI Group Pbc Series A-3 (c)(d)	7,886	3,765,407
Physical Intelligence Inc Series B (c)(d)	3,700	1,003,477
Runway AI Inc Series D (b)(c)(d)	91,910	1,344,644
Runway AI Inc Series P (c)(d)	5,937	86,858
Skyryse Inc Series C (c)(d)	48,000	1,296,960
Stripe LLC Series H (b)(c)(d)	8,700	360,354
Stripe LLC Series I (b)(c)(d)	135,124	5,596,836
		118,155,031
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	77,697	4,166,113
Lightmatter Inc Series C2 (b)(c)(d)	12,204	672,684
Lightmatter Inc Series D (b)(c)(d)	62,356	4,412,935
		9,251,732
TOTAL INFORMATION TECHNOLOGY		206,923,353
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	125,000	3,882,500
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series E (c)(d)	2,854	136,250
TOTAL UNITED STATES		238,302,557
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $153,652,006)		276,408,495

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d) (Cost $3,185,523)	9,636	2,175,327

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(j)	472,410	469,717
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d)	74,246	13,869
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(j)	84,434	10,646
TOTAL UNITED STATES		24,515
TOTAL PREFERRED SECURITIES (Cost $631,090)		494,232

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.70	6,767,017	6,768,370
Fidelity Securities Lending Cash Central Fund (k)(l)	3.70	27,891,581	27,894,370
TOTAL MONEY MARKET FUNDS (Cost $34,662,740)			34,662,740

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $5,959,819,811)	15,240,777,795
NET OTHER ASSETS (LIABILITIES) - 0.8%	123,547,644
NET ASSETS - 100.0%	15,364,325,439

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $723,373,293 or 4.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $18,629,268 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,618,936 or 0.1% of net assets.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,105,052 or 0.0% of net assets.

(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/2018	1,687,925

Akeana Series C	1/23/2024	829,452

Alif Semiconductor Series D	4/11/2025	1,015,843

Anduril Industries Inc Class B	6/16/2025	179,803

Anduril Industries Inc Class C	6/16/2025	80

Anduril Industries Inc Series F	8/7/2024	1,899,714

Anduril Industries Inc Series G	4/17/2025	1,680,283

Ant International Co Ltd Class C	5/16/2018	2,989,179

Anthropic PBC Series D	5/31/2024	2,029,804

Anthropic PBC Series E	2/14/2025	358,954

Anthropic PBC Series F	8/18/2025	7,090,670

Anthropic PBC Series G	1/27/2026	11,816,621

Applied Intuition Inc Class A	7/2/2024	334,351

Applied Intuition Inc Series A2	7/2/2024	435,295

Applied Intuition Inc Series B2	7/2/2024	209,887

Atom Tickets LLC	8/15/2017	1,999,998

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	233,946

Blink Health LLC Series C	11/7/2019 - 1/21/2021	1,038,273

Blink Health LLC Series D	6/17/2024 - 6/25/2024	243,474

Bolt Technology OU Series E	1/3/2022	4,717,904

Bytedance Ltd Series E1	11/18/2020	4,067,284

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	7,736,858

Castle Creek Biosciences Inc Series A4	9/29/2016	3,185,523

Castle Creek Biosciences Inc Series B	10/9/2018	440,268

Castle Creek Biosciences Inc Series D2	6/28/2021	110,199

Celestial AI Inc	2/25/2025	106,377

Celestial AI Inc Series A	2/25/2025	678,159

Celestial AI Inc Series B	2/25/2025	510,297

Celestial AI Inc Series C1	2/25/2025	2,404,862

Cerebras Systems Inc Series G	9/19/2025	6,945,751

Chobani Inc Class A	10/14/2025	2,749,570

Crusoe Energy Systems LLC Series D	12/10/2024	1,526,796

Crusoe Energy Systems LLC Series E	10/8/2025	2,566,788

Danger Devices Inc Series B	3/5/2025	648,180

Databricks Inc Series G	2/1/2021	3,068,465

Databricks Inc Series I	9/14/2023	87,539

Databricks Inc Series J	12/17/2024	3,014,020

Databricks Inc Series K	9/8/2025	1,515,000

Databricks Inc Series L	12/18/2025	7,771,000

Dataminr Inc Series D, 8%	3/6/2015	1,477,738

Density Ai Inc	12/5/2025	649,633

Diamond Foundry Inc Series C	3/15/2021	3,000,000

Element Labs Inc Series A	2/11/2025	554,396

Element Labs Inc Series B	6/27/2025	1,052,590

Empower Semiconductor Inc Series D	6/27/2025	1,803,397

Enevate Corp 10% 5/12/2199	11/12/2024	22,391

Enevate Corp 6%	11/2/2023 - 10/31/2025	84,434

Enevate Corp Series E	1/29/2021	1,598,398

Epic Games Inc	7/30/2020	618,700

Fanatics Inc Class A	8/13/2020	2,754,038

Frore Systems Inc Series C	5/10/2024	1,015,617

GoBrands Inc Series G	3/2/2021	4,894,459

JUUL Labs Inc Class A	2/23/2024 - 11/4/2025	11,277,292

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015 - 7/6/2018	0

JUUL Labs Inc Series D	6/25/2018 - 7/6/2018	0

Lightmatter Inc Series C1	5/19/2023	1,278,644

Lightmatter Inc Series C2	12/18/2023	317,326

Lightmatter Inc Series D	10/11/2024	5,002,853

Lyte Ai Inc Series B	8/13/2024	1,492,837

MOLOCO Inc Series A	6/26/2023	1,172,220

Neurona Therapeutics Inc Series F	3/28/2025	675,886

Neutron Holdings Inc	2/4/2021	6,918

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	433,800

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	115,200

Neutron Holdings Inc Series 1C	7/3/2018	2,268,276

NScale Global Holdings Ltd Series B	9/25/2025	379,879

Nuro Inc/DE Series E	4/1/2025	960,906

OpenAI Group Pbc Class A	9/3/2025	4,171,000

OpenAI Group Pbc Series A-2	9/30/2024	5,005,574

OpenAI Group Pbc Series A-3	4/11/2025	2,419,947

Oura Health Oy Series D	12/18/2024	4,021,333

Oura Health Oy Series E	9/24/2025	10,353,849

Physical Intelligence Inc Series B	10/24/2025	1,004,769

Rad Power Bikes Inc	1/21/2021	531,635

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	74,246

Rad Power Bikes Inc Series A	1/21/2021	69,309

Rad Power Bikes Inc Series C	1/21/2021	272,725

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series E	10/20/2025	136,238

Retym Inc Series C	5/17/2023 - 6/20/2023	1,314,385

Retym Inc Series D	1/29/2025	327,593

Revolut Group Holdings Ltd	12/27/2024	2,019,587

Runway AI Inc Series D	9/6/2024	996,468

Runway AI Inc Series P	11/4/2025	86,847

Skyryse Inc Series C	9/16/2025 - 11/21/2025	1,297,162

Space Exploration Technologies Corp	1/20/2015 - 9/7/2023	15,151,134

Space Exploration Technologies Corp Class C	9/11/2017	92,610

Stripe LLC Class B	5/18/2021	798,555

Stripe LLC Series H	3/15/2021	349,087

Stripe LLC Series I	3/20/2023 - 5/12/2023	2,720,606

Taalas Inc 0%	12/23/2025	472,410

Taalas Inc Series B	2/19/2025	1,455,205

Taalas Inc warrants	12/23/2025	95,390

Tanium Inc Class B	4/21/2017	749,609

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,424,157

Tory Burch LLC Class A	5/14/2015	7,600,030

Trade Republic Bank GmbH	12/16/2025	3,122,901

Waymo LLC Series A2	5/8/2020	1,305,182

Waymo LLC Series C2	10/18/2024	2,027,604

X.Ai Holdings Corp Class A	7/18/2025	1,787,784

X.Ai Holdings Corp Series B	5/13/2024	7,609,700

X.Ai Holdings Corp Series C	11/22/2024	2,532,574

Xsight Labs Ltd Series D	2/16/2021	1,123,438

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,297,956

Zipline International Inc Series G	6/7/2024	1,959,018

Zipline International Inc Series H	12/3/2025	2,537,518

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

HeartFlow Inc	2/4/2026

Lenskart Solutions Ltd	5/7/2026

Meesho	6/10/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,535,950	562,741,755	612,516,534	758,812	7,199	-	6,768,370	6,767,017	0.0%
Fidelity Securities Lending Cash Central Fund	52,550,567	323,286,591	347,943,052	155,627	264	-	27,894,370	27,891,581	0.1%
Total	109,086,517	886,028,346	960,459,586	914,439	7,463	-	34,662,740

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,472,206,802	2,454,013,557	17,493,748	699,497
Consumer Discretionary	2,496,658,442	2,479,483,764	-	17,174,678
Consumer Staples	93,188,947	74,657,776	-	18,531,171
Energy	34,850,475	34,850,475	-	-
Financials	455,549,090	447,885,212	-	7,663,878
Health Care	944,250,791	928,949,024	14,998,698	303,069
Industrials	1,070,656,007	685,814,881	-	384,841,126
Information Technology	7,183,364,403	7,164,738,626	-	18,625,777
Materials	61,474,793	61,474,793	-	-
Real Estate	79,597,462	79,597,462	-	-
Utilities	32,766,198	32,766,198	-	-

Convertible Corporate Bonds
Consumer Discretionary	2,466,108	-	-	2,466,108
Information Technology	7,483	-	-	7,483

Convertible Preferred Stocks
Communication Services	9,531,417	-	-	9,531,417
Consumer Discretionary	7,372,823	-	-	7,372,823
Consumer Staples	2,215,935	-	-	2,215,935
Financials	2,121,371	-	-	2,121,371
Health Care	21,093,209	-	-	21,093,209
Industrials	15,536,530	-	-	15,536,530
Information Technology	214,518,460	-	-	214,518,460
Materials	3,882,500	-	-	3,882,500
Utilities	136,250	-	-	136,250

Non-Convertible Preferred Stocks
Health Care	2,175,327	-	-	2,175,327

Preferred Securities
Consumer Discretionary	13,869	-	-	13,869
Information Technology	480,363	-	-	480,363

Money Market Funds	34,662,740	34,662,740	-	-
Total Investments in Securities:	15,240,777,795	14,478,894,508	32,492,446	729,390,841

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	(9,120)	-	-	(9,120)
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2026 ($)
Common Stocks	99,590,260	6,119	323,851,394	38,190,353	(13,798,930)	-	-	-	447,839,196	330,433,298
Convertible Preferred Stocks	280,144,840	-	(48,878,821)	61,577,247	(16,434,771)	-	-	-	276,408,495	84,522,774
Non-Convertible Preferred Stocks	1,963,624	-	211,703	-	-	-	-	-	2,175,327	211,703
Convertible Corporate Bonds	1,751,992	-	721,599	-	-	-	-	-	2,473,591	721,599
Preferred Securities	1,437,276	-	(212,867)	476,723	(1,206,900)	-	-	-	494,232	(69,125)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,314,136) - See accompanying schedule:
Unaffiliated issuers (cost $5,925,157,071)	$15,206,115,055
Fidelity Central Funds (cost $34,662,740)	34,662,740

Total Investment in Securities (cost $5,959,819,811)		$15,240,777,795
Foreign currency held at value (cost $71,414)		72,679
Receivable for investments sold		16,328,529
Receivable for fund shares sold		453,988,600
Dividends receivable		1,801,620
Interest receivable		127,046
Distributions receivable from Fidelity Central Funds		50,003
Other receivables		263,655
Total assets		15,713,409,927
Liabilities
Payable to custodian bank	$23,848
Payable for investments purchased	314,207,750
Unrealized depreciation on unfunded commitments	9,120
Payable for fund shares redeemed	4,685,995
Other payables and accrued expenses	2,275,108
Collateral on securities loaned	27,882,667
Total liabilities		349,084,488
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$15,364,325,439
Net Assets consist of:
Paid in capital		$5,986,565,525
Total accumulated earnings (loss)		9,377,759,914
Net Assets		$15,364,325,439
Net Asset Value, offering price and redemption price per share ($15,364,325,439 ÷ 669,248,925 shares)		$22.96
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$24,594,723
Interest		12,016
Income from Fidelity Central Funds (including $155,627 from security lending)		914,439
Total income		25,521,178
Expenses
Custodian fees and expenses	$121,649
Independent trustees' fees and expenses	28,541
Legal	8
Interest	123,754
Total expenses before reductions	273,952
Expense reductions	(2,984)
Total expenses after reductions		270,968
Net Investment income (loss)		25,250,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $111,932)	292,746,799
Fidelity Central Funds	7,463
Foreign currency transactions	(201,200)
Total net realized gain (loss)		292,553,062
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,709,515)	1,055,075,531
Unfunded commitments	(9,120)
Assets and liabilities in foreign currencies	(17,592)
Total change in net unrealized appreciation (depreciation)		1,055,048,819
Net gain (loss)		1,347,601,881
Net increase (decrease) in net assets resulting from operations		$1,372,852,091
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,250,210	$55,893,907
Net realized gain (loss)	292,553,062	470,944,131
Change in net unrealized appreciation (depreciation)	1,055,048,819	2,338,077,913
Net increase (decrease) in net assets resulting from operations	1,372,852,091	2,864,915,951
Distributions to shareholders	(545,744,803)	(1,029,456,671)

Share transactions
Proceeds from sales of shares	1,509,282,287	3,514,663,891
Reinvestment of distributions	545,744,803	1,029,456,671
Cost of shares redeemed	(1,302,373,966)	(3,656,240,133)

Net increase (decrease) in net assets resulting from share transactions	752,653,124	887,880,429
Total increase (decrease) in net assets	1,579,760,412	2,723,339,709

Net Assets
Beginning of period	13,784,565,027	11,061,225,318
End of period	$15,364,325,439	$13,784,565,027

Other Information
Shares
Sold	63,753,149	188,408,026
Issued in reinvestment of distributions	24,371,299	57,604,226
Redeemed	(54,835,157)	(188,105,026)
Net increase (decrease)	33,289,291	57,907,226

Consolidated Financial Highlights
Fidelity® Series Blue Chip Growth Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.68	$19.14	$14.69	$11.98	$19.34	$19.25
Income from Investment Operations
Net investment income (loss) A,B	.04	.09	.08	.07	.07	.06
Net realized and unrealized gain (loss)	2.10	4.22	4.45	3.03	(3.37)	6.76
Total from investment operations	2.14	4.31	4.53	3.10	(3.30)	6.82
Distributions from net investment income	(.09)	(.14)	(.08)	(.06)	(.05)	(.10)
Distributions from net realized gain	(.77)	(1.63)	-	(.33)	(4.00)	(6.63)
Total distributions	(.86)	(1.77)	(.08)	(.39)	(4.06) C	(6.73)
Net asset value, end of period	$22.96	$21.68	$19.14	$14.69	$11.98	$19.34
Total Return D,E	9.99%	24.54%	31.05%	26.84%	(22.51)%	46.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	-% H	.01%	-% H	-% H	-% H
Expenses net of fee waivers, if any	- % H,I	-% H	.01%	-% H	-% H	-% H
Expenses net of all reductions, if any	-% H,I	-% H	.01%	-% H	-% H	-% H
Net investment income (loss)	.35% I	.46%	.47%	.64%	.45%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$15,364,325	$13,784,565	$11,061,225	$8,860,419	$7,124,936	$6,279,875
Portfolio turnover rate J	38 % I	50%	29%	38%	48%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Series Blue Chip Growth Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$447,839,196	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.5 - 82.7 /17.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.5 - 51.1 / 50.4	Increase
			Enterprise value/Net income (EV/NI)	27.4 - 38.2 / 32.7	Increase
		Market approach	Transaction price	$4.63 - $54.91 / $27.59	Increase
			Discount rate	17.6%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5% - 3.7% / 3.6%	Increase
			Volatility	70.0% - 80.0% / 74.6%	Increase
			Term	1.0 - 3.0 / 2.1	Increase
		Book value	Book value multiple	1.4	Increase
Convertible Corporate Bonds	$2,473,591	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.8	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 75.0% / 33.3%	Increase
		Black scholes	Discount rate	4.2%	Increase
			Volatility	100.0%	Increase
			Term	0.4	Increase
Convertible Preferred Stocks	$276,408,495	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.4 - 82.7 / 36.0	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$0.90 - $271.56 / $45.10	Increase
			Discount rate	10.0% - 95.0% / 15.6%	Decrease
			Premium rate	10.0% - 65.0% / 36.9%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.6% - 3.8% / 3.7%	Increase
			Volatility	40.0% - 100.0% / 67.5%	Increase
			Term	2.0 - 5.0 / 3.3	Increase
Preferred Securities	$494,232	Market approach	Transaction price	$100.00	Increase
			Discount rate	17.6% - 35.4% / 18.0%	Decrease
			Probability rate	0.0% - 75.0% / 33.1%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5% - 4.2% / 3.5%	Increase
			Volatility	80.0% - 100.0% / 80.4%	Increase
			Term	0.4 - 1.0 / 1.0	Increase
Non-Convertible Preferred Stocks	$2,175,327	Market approach	Transaction price	$215.03	Increase
			Premium rate	10.0%	Increase
		Black scholes	Discount rate	3.7%	Increase
			Volatility	85.0%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,415,052,882
Gross unrealized depreciation	(183,020,400)
Net unrealized appreciation (depreciation)	$9,232,032,482
Tax cost	$6,008,745,313

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Series Blue Chip Growth Fund	Revolut Group Holdings, Ltd.	1,833,124	(9,120)
Fidelity Series Blue Chip Growth Fund	Spinny Series G Convertible Preferred	1,473,948	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Series Blue Chip Growth Fund	10,266,263.07

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

Consolidated Special Purpose Vehicle. The Funds included in the table below hold private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV	% of Fund's Total Assets
Fidelity Series Blue Chip Growth Fund	Fid FDI 2611, LLC	12,402,724.08

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Blue Chip Growth Fund	2,832,200,516	2,735,768,593
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Blue Chip Growth Fund	45,265

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Blue Chip Growth Fund	Borrower	22,522,191	4.06%	119,273

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Blue Chip Growth Fund	176,000,970	113,407,471	9,224,518
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Blue Chip Growth Fund	16,817	26	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Blue Chip Growth Fund	29,148
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Consolidated Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Blue Chip Growth Fund	7,794,000	4.14%	4,481
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,984.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.967988.112
XS1-SANN-0426
Fidelity® Real Estate Income Fund

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Real Estate Income Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 1.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 5.2898% 3/20/2050 (c)(f)(g)(h)	2,250,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (c)(f)(g)(h)	500,000	0
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		0
UNITED STATES - 1.6%
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (h)	7,500,000	7,749,007
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (h)	7,000,000	7,388,070
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (h)	2,747,554	2,671,854
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (h)	6,306,809	5,706,099
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (h)	27,644,031	27,256,426
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (h)	9,718,541	9,024,603
Lmdv Issuer CO LLC Series 2025-1A Class C, 7.88% 12/15/2055 (h)	5,500,000	5,593,059
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/2039 (h)	2,900,000	2,835,660
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (h)	10,151,000	9,965,350
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (h)	8,000,000	8,281,699
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (h)	3,000,000	2,973,104
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (h)	2,000,000	2,025,591
TOTAL UNITED STATES		91,470,522
TOTAL ASSET-BACKED SECURITIES (Cost $94,407,668)		91,470,522

Bank Loan Obligations - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 10/6/2032 (e)(f)(g)	9,740,000	9,740,000
Wireless Telecommunication Services - 0.4%
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.43% 1/25/2031 (e)(f)(g)	25,480,259	25,549,311
TOTAL COMMUNICATION SERVICES		35,289,311
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 2/6/2031 (e)(f)(g)	4,357,388	4,322,528
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 1/17/2031 (e)(f)(g)	3,940,225	3,904,527
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 8/2/2028 (e)(f)(g)	669,933	668,016
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4226% 11/8/2030 (e)(f)(g)	13,500,000	13,554,541
TOTAL CONSUMER DISCRETIONARY		22,449,612
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 12/31/2032 (e)(f)(g)	9,875,437	9,828,825
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (e)(f)(g)	9,850,500	3,829,382
TOTAL ENERGY		13,658,207
Financials - 0.2%
Financial Services - 0.2%
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.7501% 1/9/2027 (c)(e)(f)(g)	11,444,659	11,158,543
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 1/31/2030 (e)(f)(g)	2,215,791	2,221,331
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 1/31/2030 (e)(f)(g)	1,940,775	1,951,701
TOTAL REAL ESTATE		4,173,032
TOTAL UNITED STATES		86,728,705
TOTAL BANK LOAN OBLIGATIONS (Cost $92,421,034)		86,728,705

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMIC Series 2002-W1 Class 3B3, 3.8724% 2/25/2042 (c)(g)(h)	17,968	8,054
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B3, 3.9275% 6/25/2043 (c)(g)(h)	27,935	22,083
TOTAL UNITED STATES		30,137
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,757)		30,137

Commercial Mortgage Securities - 19.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.0%
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.2302% 4/15/2042 (f)(g)(h)	7,000,000	7,017,500
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8745% 7/15/2049 (g)	3,030,000	2,940,129
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (h)	11,374,393	5,016,137
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (c)(g)(h)	2,000,000	1,202,481
BANK Series 2021-BN38 Class C, 3.2181% 12/15/2064 (g)	3,505,000	2,937,802
BANK Series 2022-BNK41 Class C, 3.7892% 4/15/2065 (g)	4,433,000	3,951,940
BANK Series 2022-BNK42 Class C, 4.7227% 6/15/2055 (g)	6,500,000	5,908,475
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (h)	2,000,000	1,463,406
BANK Series 2022-BNK44 Class AS, 5.7434% 11/15/2055 (g)	5,000,000	5,173,455
BANK Series 2023-5YR3 Class AS, 7.3151% 9/15/2056 (g)	1,500,000	1,601,226
BANK Series 2023-5YR3 Class B, 7.3151% 9/15/2056 (g)	2,000,000	2,101,617
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,409,000	1,486,721
BANK Series 2023-BNK46 Class AS, 6.385% 8/15/2056	5,000,000	5,323,542
BANK Series 2025-BNK51 Class B, 5.895% 12/25/2067 (g)	4,000,000	4,090,295
BBCMS Mortgage Trust Series 2020-C6 Class C, 3.045% 2/15/2053	1,129,000	934,443
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5863% 4/15/2053 (g)	2,067,000	1,774,299
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (g)	5,250,000	4,442,338
BBCMS Mortgage Trust Series 2022-C17 Class C, 5.45% 9/15/2055	2,000,000	1,913,248
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (h)	2,000,000	1,494,467
BBCMS Mortgage Trust Series 2023-5C23 Class AS, 7.4547% 12/15/2056 (g)	2,500,000	2,665,224
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2961% 9/15/2056 (g)	7,000,000	7,508,228
BBCMS Mortgage Trust Series 2023-C21 Class B, 6.296% 9/15/2056 (g)	7,000,000	7,327,233
BBCMS Mortgage Trust Series 2023-C22 Class AS, 7.1307% 11/15/2056 (g)	10,000,000	10,966,903
BBCMS Mortgage Trust Series 2023-C22 Class B, 7.1347% 11/15/2056 (g)	10,000,000	10,882,686
BBCMS Mortgage Trust Series 2025-C32 Class A5, 5.72% 2/15/2062	5,000,000	5,328,616
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (c)(g)(h)	3,427,000	17,135
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (c)(g)(h)	5,141,000	12,853
Benchmark Mortgage Trust Series 2021-B28 Class A5, 2.2237% 8/15/2054	500,000	442,853
Benchmark Mortgage Trust Series 2022-B35 Class C, 4.4425% 5/15/2055 (g)	7,000,000	5,688,062
Benchmark Mortgage Trust Series 2022-B36 Class C, 5.1186% 7/15/2055 (g)	2,000,000	1,839,406
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (h)	3,828,000	2,737,322
Benchmark Mortgage Trust Series 2023-B39 Class B, 6.192% 7/15/2056 (h)	5,000,000	5,095,516
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.3711% 11/15/2041 (f)(g)(h)	7,035,000	7,076,770
BFLD Trust Series 2025-EWEST Class E, CME Term SOFR 1 month Index + 3%, 6.6802% 6/15/2042 (f)(g)(h)	5,000,000	5,009,547
BMO Mortgage Trust Series 2023-5C1 Class AS, 7.1174% 8/15/2056 (g)	3,500,000	3,692,507
BMO Mortgage Trust Series 2023-5C2 Class AS, 7.2439% 11/15/2056 (g)	10,000,000	10,585,260
BMO Mortgage Trust Series 2023-C5 Class B, 6.473% 6/15/2056 (g)	4,750,000	4,986,788
BMO Mortgage Trust Series 2023-C7 Class AS, 6.6738% 12/15/2056 (g)	5,000,000	5,468,536
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (g)(h)	5,597,000	5,774,683
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (g)(h)	4,690,000	4,686,343
Bres Coml Mtg Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.321% 11/15/2042 (f)(g)(h)	10,000,000	10,024,470
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (g)(h)	20,898,990	18,874,793
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.3681% 5/15/2034 (f)(g)(h)	1,974,013	1,981,415
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (g)(h)	6,547,000	6,714,849
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (g)(h)	10,000,000	10,751,942
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.3685% 3/15/2041 (f)(g)(h)	3,570,000	3,566,181
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3704% 4/15/2040 (f)(g)(h)	16,999,539	17,084,501
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.3263% 4/15/2034 (f)(g)(h)	5,181,000	5,039,419
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.0135% 12/15/2038 (f)(g)(h)	6,852,435	6,852,435
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.7406% 10/15/2036 (f)(g)(h)	17,232,000	17,210,460
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (g)(h)	32,521,000	30,146,629
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5696% 6/15/2041 (f)(g)(h)	14,200,000	14,199,957
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.6181% 6/15/2041 (f)(g)(h)	8,250,000	8,259,353
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3688% 4/15/2041 (f)(g)(h)	12,981,797	13,022,237
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.6204% 11/15/2041 (f)(g)(h)	4,748,600	4,767,891
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.6189% 11/15/2041 (f)(g)(h)	15,971,308	15,951,934
BX Trust 2025 Series 2025-DIME Class E, 6.6802% 2/15/2035 (g)(h)	15,000,000	14,981,250
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.6215% 3/15/2030 (f)(g)(h)	23,133,602	23,046,851
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0895% 11/15/2038 (f)(g)(h)	11,725,168	11,673,870
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.3802% 1/15/2039 (f)(g)(h)	15,000,000	15,000,000
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.0302% 1/15/2039 (f)(g)(h)	6,200,000	6,192,250
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 7.8802% 1/15/2039 (f)(g)(h)	11,340,000	11,344,335
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9792% 1/15/2039 (f)(g)(h)	4,367,000	4,351,118
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8683% 2/15/2039 (f)(g)(h)	4,640,176	4,642,043
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.6302% 6/15/2040 (f)(g)(h)	3,417,727	3,426,272
BX Trust Series 2025-OMG Class E, CME Term SOFR 1 month Index + 2.95%, 6.631% 10/15/2042 (f)(g)(h)	9,000,000	9,003,600
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.281% 10/15/2042 (c)(f)(g)(h)	2,000,000	2,000,800
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9802% 6/15/2035 (f)(g)(h)	4,500,000	4,501,167
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.6198% 3/15/2042 (f)(g)(h)	15,000,000	14,891,760
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (g)(h)	5,754,000	4,614,302
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (c)(h)	3,072,761	170,111
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class E, 2.5% 6/15/2055 (h)	2,000,000	1,277,855
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class B, 6.3597% 7/10/2028 (g)(h)	5,000,000	5,163,861
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class B, 5.8524% 10/12/2040 (g)(h)	5,000,000	5,119,303
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/2040 (g)(h)	9,750,000	9,886,113
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (g)(h)	1,138,456	1,051,758
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.624% 3/10/2047 (c)(g)(h)	502,707	221,945
COMM Mortgage Trust Series 2015-DC1 Class C, 4.1805% 2/10/2048 (g)	2,590,000	2,285,442
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (g)	3,000,000	2,813,276
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (c)(h)	2,769,000	2,433,175
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (h)	2,769,000	2,517,701
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.026% 9/15/2033 (f)(g)(h)	4,265,000	240,409
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.0323% 9/15/2033 (f)(g)(h)	4,265,000	91,134
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5687% 8/15/2041 (f)(g)(h)	10,200,000	10,192,589
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.1115% 6/15/2034 (f)(h)	7,120,000	3,906,792
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (g)(h)	8,800,000	8,998,477
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (g)(h)	8,965,000	9,135,119
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (g)(h)	5,000,000	5,094,358
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.0302% 10/15/2042 (f)(g)(h)	8,000,000	8,095,000
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7802% 10/15/2042 (f)(g)(h)	6,000,000	6,075,000
Extended Stay America Trust Series 2026-ESH2 Class F, 7.42% 2/15/2043 (h)	5,645,000	5,701,450
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.3302% 12/15/2039 (f)(g)(h)	3,126,000	3,167,415
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.1413% 8/10/2044 (g)(h)	8,899,000	8,191,985
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1413% 8/10/2044 (g)(h)	2,733,635	2,116,548
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1413% 8/10/2044 (g)(h)	8,138,000	2,777,184
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (c)(h)	7,897,000	23,690
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.6643% 11/10/2045 (c)(g)(h)	1,908,000	1,831,680
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 6.577% 7/15/2035 (f)(g)(h)	3,808,000	2,817
GS Mortgage Securities Trust Series 2023-SHIP Class D, 6.0706% 9/10/2038 (g)(h)	9,000,000	9,007,818
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (g)(h)	13,500,000	13,548,963
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (g)(h)	4,300,000	4,358,926
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.1254% 11/25/2041 (f)(g)(h)	4,000,000	4,004,266
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (g)(h)	20,270,000	19,907,893
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (h)	8,640,000	8,506,847
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.6083% 1/15/2048 (g)(h)	2,398,000	2,145,491
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2552% 6/15/2051 (g)(h)	1,698,000	1,364,680
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6895% 6/15/2045 (g)(h)	3,237,967	3,192,129
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (h)	8,192,000	7,007,276
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (h)	4,044,000	2,725,385
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.3311% 4/15/2046 (g)	1,649,234	16,492
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (g)(h)	8,161,000	20,321
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (g)(h)	5,039,000	563,968
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (c)(h)	2,000,000	480,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (g)(h)	6,544,000	6,480,511
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.1% 8/15/2038 (f)(g)(h)	5,951,129	5,914,283
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 7.75% 8/15/2038 (f)(g)(h)	7,096,721	7,064,500
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6802% 3/15/2042 (f)(g)(h)	4,671,875	4,671,636
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (h)	5,500,000	5,616,083
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 6.9954% 4/15/2038 (f)(g)(h)	19,680,800	19,680,800
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 5.9955% 7/15/2038 (f)(g)(h)	3,182,000	3,178,023
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 7.7455% 7/15/2038 (f)(g)(h)	3,476,000	3,461,807
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.9394% 1/15/2039 (f)(g)(h)	3,444,000	3,445,076
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.6377% 1/15/2027 (f)(g)(h)	11,539,200	11,555,359
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1802% 9/15/2040 (f)(g)(h)	5,250,000	5,247,886
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (h)	4,200,000	4,278,099
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (c)(g)(h)	2,500,000	350,150
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.7459% 10/15/2046 (g)(h)	5,670,988	5,274,076
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7057% 5/15/2046 (g)	3,302,000	3,092,188
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7937% 5/15/2046 (g)(h)	2,231,000	2,063,345
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	2,765,000	2,496,429
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (g)(h)	1,509,305	1,494,664
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (g)(h)	2,937,000	2,210,093
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4924% 6/15/2044 (g)(h)(j)	26,059,245	97,620
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.94% 7/15/2049 (g)(h)	816,514	807,713
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.94% 7/15/2049 (g)(h)	5,624,050	5,458,354
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.94% 7/15/2049 (g)(h)	5,049,500	4,853,132
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.028% 5/15/2048 (c)(g)(h)	5,193,000	4,369,234
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (h)	2,966,000	2,237,044
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	2,470,594	2,346,226
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (h)	8,660,960	9,094,909
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (g)(h)	13,568,000	13,093,801
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (g)(h)	1,500,000	1,291,607
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	13,861,000	14,680,684
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.6828% 5/15/2056 (g)	3,750,000	3,988,479
MSWF Commercial Mortgage Trust Series 2023-2 Class AS, 6.491% 12/15/2056	10,000,000	10,880,383
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8763% 12/15/2056 (g)	10,000,000	10,831,641
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (g)(h)	5,000,000	5,083,780
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (g)(h)	18,754,000	18,982,497
NYC Commercial Mortgage Trust Series 2025-77C Class B, 4.984% 1/10/2036 (g)(h)	2,285,000	2,297,031
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (g)(h)	4,590,000	4,634,434
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3955% 7/15/2038 (c)(f)(g)(h)	500,000	172,057
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.1455% 7/15/2038 (f)(g)(h)	5,944,000	1,108,364
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (h)	13,870,000	11,901,847
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (g)(h)	12,000,000	12,060,966
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (g)(h)	10,000,000	10,056,288
Prm7 Trust Series 2025-PRM7 Class B, 4.6524% 11/10/2042 (g)(h)	4,000,000	3,961,075
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (h)	1,523,978	1,557,020
Ride Series 2025-SHRE Class E, 8.069% 2/14/2047 (g)(h)	5,000,000	5,112,680
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (h)	13,372,000	14,217,810
SCG Trust Series 2025-SNIP Class E, 7.0802% 9/15/2042 (g)(h)	3,000,000	3,015,000
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 6.6205% 11/15/2034 (f)(g)(h)	3,917,900	3,925,246
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8687% 11/15/2034 (f)(g)(h)	4,582,200	4,593,656
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (g)(h)	5,000,000	4,529,107
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2802% 10/15/2041 (f)(g)(h)	9,376,000	9,469,664
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.031% 1/15/2039 (f)(g)(h)	14,615,000	14,432,313
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 6.7685% 11/15/2038 (f)(g)(h)	3,249,672	3,247,802
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.71% 11/15/2036 (f)(g)(h)	10,872,000	10,850,451
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.698% 11/15/2036 (f)(g)(h)	4,985,000	4,978,769
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.346% 11/15/2036 (f)(g)(h)	15,282,000	15,253,346
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.995% 11/15/2036 (f)(g)(h)	9,177,000	9,128,884
SUMIT Mortgage Trust Series 2022-BVUE Class D, 2.8925% 2/12/2041 (g)(h)	6,000,000	4,872,298
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (g)(h)	3,211,000	2,371,850
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.9191% 2/15/2042 (f)(g)(h)	19,400,000	19,189,046
Texas Coml Mortgage Trust Series 2025-TWR Class D, CME Term SOFR 1 month Index + 3.0906%, 6.7708% 4/15/2042 (f)(g)(h)	1,500,000	1,507,500
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (g)(h)	4,699,074	4,469,760
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(g)(h)	2,221,350	820,696
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.6955% 7/15/2039 (f)(g)(h)	6,685,000	5,728,476
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 8.7955% 7/15/2039 (c)(f)(g)(h)	800,000	573,532
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (g)(h)	7,000,000	7,119,859
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (g)(h)	5,000,000	5,103,931
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	883,000	755,694
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class D, 6.9321% 7/15/2035 (g)(h)	5,250,000	5,321,257
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class B, 5.967% 10/15/2058	7,000,000	7,238,152
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (c)(g)(h)	503,530	181,281
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (c)(g)	3,955,000	1,262,322
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0678% 3/15/2045 (g)(h)	4,727,000	3,356,170
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9682% 5/15/2045 (g)(h)	2,981,070	2,790,997
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (g)(h)	10,000,000	10,190,741
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (g)(h)	6,725,000	3,362,433
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (c)(g)(h)	2,541,000	558,994
TOTAL UNITED STATES		1,111,067,629
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,166,062,711)		1,111,067,629

Common Stocks - 24.5%
	Shares	Value ($)
UNITED STATES - 24.5%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
LGI Homes Inc (b)(d)	179,300	8,984,723
Financials - 0.6%
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Dynex Capital Inc	1,145,600	15,900,928
MFA Financial Inc	1,134,685	10,938,363
Rithm Capital Corp	385,699	4,219,547
Rithm Property Trust Inc	212,544	3,500,600
TOTAL FINANCIALS		34,559,438
Industrials - 0.0%
Construction & Engineering - 0.0%
WillScot Holdings Corp	58,900	1,179,767
Real Estate - 23.7%
Health Care REITs - 2.8%
CareTrust REIT Inc	284,800	10,634,431
Sabra Health Care REIT Inc	846,475	15,854,477
Ventas Inc	622,386	48,340,721
Welltower Inc	460,100	86,664,436
		161,494,065
Industrial REITs - 3.2%
Americold Realty Trust Inc	888,800	11,030,008
EastGroup Properties Inc	49,900	9,063,836
First Industrial Realty Trust Inc	438,400	25,440,352
LXP Industrial Trust	579,754	28,726,811
Prologis Inc	758,430	99,020,621
Rexford Industrial Realty Inc	252,600	10,237,878
Terreno Realty Corp	62,628	3,854,127
		187,373,633
Office REITs - 0.3%
Easterly Government Properties Inc (d)	341,480	7,987,217
Postal Realty Trust Inc Class A	878,500	16,015,055
		24,002,272
Residential REITs - 6.4%
American Homes 4 Rent Class A	480,500	15,049,260
AvalonBay Communities Inc	187,800	33,366,426
Elme Communities	668,747	1,471,243
Equity LifeStyle Properties Inc	1,195,596	75,525,800
Equity Residential	525,200	32,730,464
Essex Property Trust Inc	94,600	23,826,902
Invitation Homes Inc	2,587,100	69,153,183
Mid-America Apartment Communities Inc	23,106	3,103,136
Sun Communities Inc	323,900	41,274,577
UDR Inc	1,591,300	59,116,795
UMH Properties Inc	1,260,923	19,708,226
		374,326,012
Retail REITs - 2.9%
Acadia Realty Trust	280,626	5,615,326
Brixmor Property Group Inc	230,300	6,169,737
Curbline Properties Corp	592,918	14,378,262
Federal Realty Investment Trust	159,500	16,135,020
InvenTrust Properties Corp	433,800	12,749,382
Kimco Realty Corp	1,441,300	30,382,604
Kite Realty Group Trust	1,149,800	27,008,802
Macerich Co/The	341,900	6,472,167
NNN REIT Inc	408,800	17,034,696
Realty Income Corp	356,182	21,784,091
Retail Value Inc (b)(c)	274,131	3
Simon Property Group Inc	46,200	8,838,522
SITE Centers Corp	296,459	1,814,329
		168,382,941
Specialized REITs - 8.1%
American Tower Corp	628,000	112,587,840
Crown Castle Inc	263,910	22,910,027
CubeSmart	231,100	8,673,183
Digital Realty Trust Inc	216,400	35,911,580
Equinix Inc	140,500	115,340,665
Extra Space Storage Inc	165,549	22,840,796
Gaming and Leisure Properties Inc	664,646	29,742,909
Lamar Advertising Co Class A	143,000	18,348,330
Public Storage	144,300	39,854,217
SBA Communications Corp Class A	50,900	9,371,199
VICI Properties Inc	1,864,900	52,366,392
Weyerhaeuser Co	147,500	3,802,549
		471,749,687
TOTAL REAL ESTATE		1,387,328,610
TOTAL UNITED STATES		1,432,052,538
TOTAL COMMON STOCKS (Cost $1,202,273,769)		1,432,052,538

Convertible Preferred Stocks - 3.3%
	Shares	Value ($)
UNITED STATES - 3.3%
Financials - 3.0%
Mortgage Real Estate Investment Trusts (REITs) - 3.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.332%, 0% (f)(g)	673,972	16,832,451
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (f)(g)	930,100	23,373,413
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (f)(g)	1,152,034	29,365,347
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (f)(g)	192,992	4,954,105
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (f)(g)	626,604	14,781,588
Chimera Investment Corp Series C, CME Term SOFR 3 month Index + 4.743%, 7.75% (f)(g)	773,686	16,990,145
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (f)(g)	298,683	7,723,942
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (f)(g)	1,024,554	25,163,046
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (f)(g)	1,023,942	25,741,902
Rithm Capital Corp CME Term SOFR 3 month Index + 6.0636%, 7.5% (f)(g)	342,711	8,636,317
TOTAL FINANCIALS		173,562,256
Real Estate - 0.3%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	31,585	804,785
Industrial REITs - 0.3%
LXP Industrial Trust 6.5%	440,102	20,649,586
TOTAL REAL ESTATE		21,454,371
TOTAL UNITED STATES		195,016,627
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $177,416,933)		195,016,627

Non-Convertible Corporate Bonds - 34.7%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (h)	10,000,000	10,823,689
UNITED STATES - 34.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.5%
Cipher Compute LLC 7.125% 11/15/2030 (h)	3,645,000	3,755,848
Flash Compute LLC 7.25% 12/31/2030 (h)	9,420,000	9,451,962
Uniti Services LLC 7.5% 10/15/2033 (h)	5,000,000	5,162,266
WULF Compute LLC 7.75% 10/15/2030 (h)	11,085,000	11,561,877
		29,931,953
Media - 0.1%
Lamar Media Corp 3.75% 2/15/2028	2,000,000	1,963,446
Lamar Media Corp 4% 2/15/2030	5,875,000	5,679,814
		7,643,260
TOTAL COMMUNICATION SERVICES		37,575,213
Consumer Discretionary - 3.1%
Hotels, Restaurants & Leisure - 2.0%
Choice Hotels International Inc 5.85% 8/1/2034	7,000,000	7,171,737
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (h)	17,765,000	16,445,897
Hilton Domestic Operating Co Inc 4% 5/1/2031 (h)	12,000,000	11,454,566
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (h)	9,360,000	9,405,153
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (h)	12,510,000	12,744,563
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (h)	3,800,000	3,899,256
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (h)	18,265,000	17,035,981
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	3,000,000	3,001,071
Hyatt Hotels Corp 5.5% 6/30/2034	5,000,000	5,157,135
Las Vegas Sands Corp 6% 6/14/2030	10,000,000	10,432,299
Marriott Ownership Resorts Inc 4.5% 6/15/2029 (h)	15,960,000	15,225,793
Times Square Hotel Trust 8.528% 8/1/2026 (h)	624,178	625,582
		112,599,033
Household Durables - 1.1%
Century Communities Inc 3.875% 8/15/2029 (h)	13,005,000	12,376,583
Century Communities Inc 6.625% 9/15/2033 (h)	9,710,000	9,834,006
LGI Homes Inc 4% 7/15/2029 (h)	13,310,000	12,215,060
LGI Homes Inc 7% 11/15/2032 (h)	3,905,000	3,808,615
M/I Homes Inc 3.95% 2/15/2030	17,070,000	16,428,393
Tri Pointe Homes Inc 5.25% 6/1/2027	11,458,000	11,490,873
		66,153,530
TOTAL CONSUMER DISCRETIONARY		178,752,563
Financials - 0.0%
Financial Services - 0.0%
Rexford Industrial Realty LP 2.15% 9/1/2031	5,000,000	4,385,394
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Sabra Health Care LP 3.2% 12/1/2031	14,000,000	12,817,084
Sabra Health Care LP 3.9% 10/15/2029	989,000	969,032
TOTAL HEALTH CARE		13,786,116
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Williams Scotsman Inc 6.625% 4/15/2030 (h)	3,495,000	3,621,208
Williams Scotsman Inc 6.625% 6/15/2029 (h)	5,000,000	5,169,300
TOTAL INDUSTRIALS		8,790,508
Real Estate - 30.4%
Diversified REITs - 6.0%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	5,000,000	5,164,281
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (h)	5,075,000	4,938,232
Global Net Lease Inc 4.5% 9/30/2028 (h)	13,405,000	13,126,319
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	3,000,000	2,919,050
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	2,000,000	1,912,769
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	10,000,000	10,018,600
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	19,193,000	19,559,548
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	17,000,000	17,208,981
GLP Capital LP / GLP Financing II Inc 5.75% 11/1/2037	6,660,000	6,606,596
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	22,000,000	21,816,619
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	19,500,000	21,126,398
Safehold GL Holdings LLC 2.8% 6/15/2031	7,000,000	6,429,836
Safehold GL Holdings LLC 2.85% 1/15/2032	18,250,000	16,476,941
Safehold GL Holdings LLC 6.1% 4/1/2034	22,410,000	23,822,684
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (h)	18,035,000	17,176,983
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (h)	12,645,000	12,298,344
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (h)	26,000,000	26,006,043
VICI Properties LP 5.125% 5/15/2032	29,000,000	29,178,264
VICI Properties LP 5.625% 4/1/2035	20,000,000	20,380,738
VICI Properties LP 5.625% 5/15/2052	24,333,000	22,772,417
VICI Properties LP 5.75% 4/1/2034	575,000	593,289
VICI Properties LP 6.125% 4/1/2054	23,532,000	23,563,143
WP Carey Inc 2.25% 4/1/2033	5,000,000	4,225,927
WP Carey Inc 2.45% 2/1/2032	2,000,000	1,767,835
WP Carey Inc 3.85% 7/15/2029	3,000,000	2,968,875
WP Carey Inc 5.375% 6/30/2034	7,000,000	7,202,328
XHR LP 4.875% 6/1/2029 (h)	10,000,000	9,857,919
		349,118,959
Health Care REITs - 2.3%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (h)	21,865,000	21,458,320
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	16,000,000	11,827,917
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	19,835,000	17,006,016
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	10,670,000	10,431,365
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (h)	6,285,000	6,733,479
Omega Healthcare Investors Inc 3.25% 4/15/2033	18,000,000	15,979,531
Omega Healthcare Investors Inc 3.375% 2/1/2031	5,000,000	4,677,941
Ventas Realty LP 2.5% 9/1/2031	1,500,000	1,348,247
Ventas Realty LP 4.375% 2/1/2045	3,000,000	2,532,165
Ventas Realty LP 4.4% 1/15/2029	10,000,000	10,053,966
Ventas Realty LP 5% 1/15/2035	5,000,000	4,993,204
Ventas Realty LP 5.625% 7/1/2034	5,000,000	5,214,324
Ventas Realty LP 5.7% 9/30/2043	3,000,000	3,025,188
Welltower OP LLC 4.125% 3/15/2029	3,000,000	3,008,727
Welltower OP LLC 5.125% 7/1/2035	14,000,000	14,215,532
		132,505,922
Hotel & Resort REITs - 0.6%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (h)	7,000,000	6,847,804
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (h)	3,115,000	3,209,288
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (h)	8,000,000	8,273,208
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (h)	5,575,000	5,779,000
RLJ Lodging Trust LP 3.75% 7/1/2026 (h)	4,000,000	3,976,503
RLJ Lodging Trust LP 4% 9/15/2029 (h)	4,835,000	4,588,221
		32,674,024
Industrial REITs - 1.3%
Lineage OP LP 5.25% 7/15/2030 (h)	10,500,000	10,589,407
LXP Industrial Trust 2.375% 10/1/2031	7,500,000	6,574,515
LXP Industrial Trust 2.7% 9/15/2030	4,422,000	4,052,548
LXP Industrial Trust 6.75% 11/15/2028	247,000	261,218
Prologis LP 5% 1/31/2035	5,000,000	5,048,164
Prologis LP 5% 3/15/2034	15,574,000	15,819,615
Prologis LP 5.125% 1/15/2034	5,000,000	5,112,122
Prologis LP 5.25% 3/15/2054	8,000,000	7,604,259
Prologis LP 5.25% 5/15/2035	7,000,000	7,191,092
Prologis LP 5.25% 6/15/2053	15,500,000	14,745,343
		76,998,283
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	8,000,000	7,508,547
Boston Properties LP 6.75% 12/1/2027	37,000	38,659
Hudson Pacific Properties LP 4.65% 4/1/2029	6,000,000	5,499,463
		13,046,669
Real Estate Management & Development - 3.4%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	24,400,000	23,923,840
Americold Realty Operating Partnership LP 5.6% 5/15/2032	10,000,000	10,132,993
CBRE Services Inc 5.5% 6/15/2035	5,000,000	5,153,042
CBRE Services Inc 5.95% 8/15/2034	16,750,000	17,826,425
CoStar Group Inc 2.8% 7/15/2030 (h)	2,000,000	1,841,191
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (h)	11,165,000	11,234,915
Essex Portfolio LP 2.55% 6/15/2031	2,000,000	1,813,738
Essex Portfolio LP 2.65% 3/15/2032	3,000,000	2,674,796
Essex Portfolio LP 5.5% 4/1/2034	22,077,000	22,744,959
Extra Space Storage LP 2.35% 3/15/2032	12,000,000	10,490,163
Extra Space Storage LP 2.55% 6/1/2031	2,000,000	1,812,138
Extra Space Storage LP 5.35% 1/15/2035	8,000,000	8,162,181
Extra Space Storage LP 5.4% 2/1/2034	15,000,000	15,352,712
Extra Space Storage LP 5.4% 6/15/2035	10,000,000	10,209,276
Extra Space Storage LP 5.5% 7/1/2030	5,000,000	5,202,825
Extra Space Storage LP 5.9% 1/15/2031	9,000,000	9,523,494
Forestar Group Inc 5% 3/1/2028 (h)	5,000,000	4,996,364
Kennedy-Wilson Inc 4.75% 2/1/2030	8,130,000	7,813,743
Kennedy-Wilson Inc 4.75% 3/1/2029	12,075,000	11,816,036
Kennedy-Wilson Inc 5% 3/1/2031	6,960,000	6,685,150
Tanger Properties LP 2.75% 9/1/2031	5,000,000	4,542,542
Taylor Morrison Communities Inc 5.75% 11/15/2032 (h)	4,715,000	4,839,570
		198,792,093
Residential REITs - 3.7%
American Homes 4 Rent LP 2.375% 7/15/2031	9,000,000	8,033,018
American Homes 4 Rent LP 3.375% 7/15/2051	2,425,000	1,621,426
American Homes 4 Rent LP 3.625% 4/15/2032	27,000,000	25,359,264
American Homes 4 Rent LP 4.3% 4/15/2052	8,500,000	6,694,352
American Homes 4 Rent LP 4.9% 2/15/2029	13,000,000	13,220,922
American Homes 4 Rent LP 4.95% 6/15/2030	43,000	43,556
American Homes 4 Rent LP 5.25% 3/15/2035	10,000,000	10,025,522
American Homes 4 Rent LP 5.5% 2/1/2034	25,000,000	25,593,995
American Homes 4 Rent LP 5.5% 7/15/2034	47,000	48,063
ERP Operating LP 4.65% 9/15/2034	5,000,000	4,937,729
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	35,000,000	33,793,341
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	5,000,000	4,875,949
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	33,000,000	33,849,390
Sun Communities Operating LP 2.7% 7/15/2031	18,000,000	16,349,395
Sun Communities Operating LP 4.2% 4/15/2032	18,439,000	17,896,763
UDR Inc 3% 8/15/2031	1,500,000	1,390,709
UDR Inc 5.125% 9/1/2034	15,000,000	15,099,436
		218,832,830
Retail REITs - 4.4%
Agree LP 2.6% 6/15/2033	6,100,000	5,263,562
Agree LP 2.9% 10/1/2030	1,500,000	1,402,272
Agree LP 4.8% 10/1/2032	1,288,000	1,297,854
Agree LP 5.625% 6/15/2034	7,372,000	7,710,815
Brixmor Operating Partnership LP 2.5% 8/16/2031	9,000,000	8,075,235
Brixmor Operating Partnership LP 4.05% 7/1/2030	4,000,000	3,937,485
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,872,000	1,865,527
Brixmor Operating Partnership LP 4.85% 2/15/2033	45,000	44,900
Brixmor Operating Partnership LP 5.5% 2/15/2034	10,000,000	10,268,761
Kimco Realty OP LLC 4.6% 2/1/2033	9,000,000	8,965,039
Kimco Realty OP LLC 6.4% 3/1/2034	3,424,000	3,767,148
Kite Realty Group LP 5.2% 8/15/2032	18,000,000	18,387,577
Kite Realty Group LP 5.5% 3/1/2034	14,007,000	14,397,619
NNN REIT Inc 3.5% 4/15/2051	12,000,000	8,473,591
NNN REIT Inc 5.5% 6/15/2034	4,000,000	4,128,421
NNN REIT Inc 5.6% 10/15/2033	4,689,000	4,887,839
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	16,500,000	14,774,752
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	16,021,000	15,743,496
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	10,000,000	10,236,447
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	21,507,000	22,483,445
Realty Income Corp 3.4% 1/15/2030	7,000,000	6,797,508
Realty Income Corp 4% 7/15/2029	3,000,000	2,992,674
Realty Income Corp 5.125% 2/15/2034	3,500,000	3,576,543
Realty Income Corp 5.125% 4/15/2035	10,000,000	10,161,438
Regency Centers LP 5.25% 1/15/2034	5,000,000	5,129,859
Simon Property Group LP 4.75% 9/26/2034	18,000,000	17,850,354
Simon Property Group LP 5.125% 10/1/2035	5,000,000	5,060,523
Simon Property Group LP 5.85% 3/8/2053	19,000,000	19,349,237
Simon Property Group LP 6.25% 1/15/2034	5,000,000	5,461,463
Simon Property Group LP 6.65% 1/15/2054	15,000,000	16,797,618
		259,289,002
Specialized REITs - 8.5%
American Tower Corp 2.7% 4/15/2031	2,000,000	1,839,120
American Tower Corp 3.8% 8/15/2029	23,000,000	22,679,733
American Tower Corp 4.05% 3/15/2032	22,000,000	21,432,934
American Tower Corp 5.4% 1/31/2035	15,000,000	15,415,050
American Tower Corp 5.45% 2/15/2034	29,000,000	30,041,710
American Tower Corp 5.55% 7/15/2033	18,250,000	19,064,937
American Tower Corp 5.65% 3/15/2033	20,000,000	21,036,300
American Tower Corp 5.9% 11/15/2033	8,000,000	8,544,366
Crown Castle Inc 2.1% 4/1/2031	9,000,000	7,950,075
Crown Castle Inc 2.25% 1/15/2031	14,000,000	12,521,584
Crown Castle Inc 2.5% 7/15/2031	5,000,000	4,478,578
Crown Castle Inc 2.9% 4/1/2041	17,930,000	13,078,086
Crown Castle Inc 3.8% 2/15/2028	2,000,000	1,987,114
Crown Castle Inc 4.75% 5/15/2047	5,000,000	4,306,944
Crown Castle Inc 5% 1/11/2028	3,000,000	3,046,778
Crown Castle Inc 5.1% 5/1/2033	30,000,000	30,314,529
Crown Castle Inc 5.2% 2/15/2049	15,000,000	13,524,599
Crown Castle Inc 5.2% 9/1/2034	30,000,000	30,265,220
Crown Castle Inc 5.6% 6/1/2029	5,000,000	5,190,790
Crown Castle Inc 5.8% 3/1/2034	36,000,000	37,723,724
CubeSmart LP 2.5% 2/15/2032	10,000,000	8,873,410
CubeSmart LP 4.375% 2/15/2029	12,000,000	12,052,009
CubeSmart LP 5.125% 11/1/2035	10,000,000	9,993,083
EPR Properties 3.6% 11/15/2031	2,000,000	1,854,855
EPR Properties 4.95% 4/15/2028	8,000,000	8,075,014
Equinix Inc 3% 7/15/2050	11,000,000	6,998,585
Equinix Inc 3.2% 11/18/2029	10,000,000	9,627,178
Equinix Inc 3.9% 4/15/2032	28,000,000	26,943,807
Iron Mountain Inc 4.5% 2/15/2031 (h)	4,500,000	4,300,280
Iron Mountain Inc 4.875% 9/15/2027 (h)	3,000,000	2,998,251
Iron Mountain Inc 5.25% 7/15/2030 (h)	5,000,000	4,950,989
Iron Mountain Inc 6.25% 1/15/2033 (h)	21,385,000	21,609,350
Millrose Properties Inc 6.25% 9/15/2032 (h)	9,710,000	9,819,519
Millrose Properties Inc 6.375% 8/1/2030 (h)	4,715,000	4,812,530
Public Storage Operating Co 5.1% 8/1/2033	5,000,000	5,163,149
Public Storage Operating Co 5.35% 8/1/2053	8,500,000	8,213,416
SBA Communications Corp 3.125% 2/1/2029	25,000,000	23,877,794
SBA Communications Corp 3.875% 2/15/2027	20,000,000	19,851,744
		494,457,134
TOTAL REAL ESTATE		1,775,714,916
TOTAL UNITED STATES		2,019,004,710
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,981,311,935)		2,029,828,399

Non-Convertible Preferred Stocks - 8.0%
	Shares	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 5 year U.S. Treasury Index Series 1+ 3.14%, 5.9491% (f)(g)	498,275	12,262,548
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (f)(g)	111,400	2,701,450

TOTAL CANADA		14,963,998
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (b)(c)(g)(h)	1,220,000	12
UNITED STATES - 7.8%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/MA 9.5% Series B	67,800	1,755,545
Financials - 3.1%
Capital Markets - 0.2%
DigitalBridge Group Inc 7.125% Series J	292,503	5,668,708
DigitalBridge Group Inc Series H, 7.125%	148,417	2,851,091
DigitalBridge Group Inc Series I, 7.15%	142,666	2,781,987
		11,301,786
Mortgage Real Estate Investment Trusts (REITs) - 2.9%
AGNC Investment Corp 7.75% Series G (g)	320,000	8,044,800
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (f)(g)	653,202	16,715,439
AGNC Investment Corp Series H, 8.75%	300,000	7,785,000
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (f)(g)	1,069,599	26,836,239
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (f)(g)	1,374,443	35,558,215
Arbor Realty Trust Inc Series D 6.375%	126,100	2,233,319
Arbor Realty Trust Inc Series F, 6.25% (g)	447,536	10,011,381
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (f)(g)	212,370	5,328,363
MFA Financial Inc 7.5%	211,532	4,262,370
MFA Financial Inc CME Term SOFR 3 month Index + 5.6066%, 0% (f)(g)	788,551	18,294,383
Pennymac Mortgage Investment Trust 6.75%	217,700	4,240,796
Pennymac Mortgage Investment Trust 8.125% (g)	194,805	4,722,073
Pennymac Mortgage Investment Trust Series B 3 month U.S. Treasury Index + 8%, 0% (f)(g)	309,033	7,450,786
Rithm Capital Corp 7% Series D (g)	151,200	3,721,032
Two Harbors Investment Corp 7.625% Series B (g)	331,816	8,152,719
Two Harbors Investment Corp 8.125% Series A (g)	187,099	4,634,442
		167,991,357
TOTAL FINANCIALS		179,293,143
Real Estate - 4.7%
Diversified REITs - 1.1%
Armada Hoffler Properties Inc Series A 6.75%	255,050	5,496,328
CTO Realty Growth Inc 6.375%	120,000	2,436,011
Gladstone Commercial Corp Series E 6.625%	157,675	3,596,582
Gladstone Commercial Corp Series G, 6%	391,000	7,933,351
Global Net Lease Inc 6.875% Series B	294,000	6,732,600
Global Net Lease Inc 7.25% Series A	509,695	11,931,960
Global Net Lease Inc 7.375% Series E	379,839	8,869,241
Global Net Lease Inc 7.5%	721,484	17,813,440
		64,809,513
Health Care REITs - 0.2%
Global Medical REIT Inc 7.5% Series A	150,848	3,704,827
National Healthcare Properties Inc Series A, 7.375%	364,800	7,113,600
National Healthcare Properties Inc Series B, 7.125%	190,000	3,568,200
		14,386,627
Hotel & Resort REITs - 1.2%
Ashford Hospitality Trust Inc Series H 7.5%	18,189	210,265
Braemar Hotels & Resorts Inc 8.25% Series D	138,364	2,280,239
Pebblebrook Hotel Trust 6.3% Series F	281,697	5,774,788
Pebblebrook Hotel Trust 6.375%	666,800	13,336,000
Pebblebrook Hotel Trust 6.375% Series E	372,994	7,467,340
Pebblebrook Hotel Trust Series H, 5.7%	717,200	12,837,880
Sotherly Hotels Inc 7.875% Series C	107,000	1,993,410
Sotherly Hotels Inc 8% Series B	67,250	1,221,933
Summit Hotel Properties Inc Series E, 6.25%	457,602	8,717,318
Summit Hotel Properties Inc Series F, 5.875%	377,000	6,835,010
Sunstone Hotel Investors Inc Series H, 6.125%	180,000	3,753,000
Sunstone Hotel Investors Inc Series I, 5.7%	240,000	4,633,200
		69,060,383
Industrial REITs - 0.3%
Prologis Inc Series Q, 8.54%	93,396	4,946,252
Rexford Industrial Realty Inc 5.625% Series C	317,525	6,741,056
Rexford Industrial Realty Inc 5.875% Series B	148,400	3,347,904
		15,035,212
Office REITs - 0.4%
Hudson Pacific Properties Inc 4.75% Series C	686,200	10,745,892
Vornado Realty Trust 5.25% Series M	275,004	4,837,320
Vornado Realty Trust Series L, 5.4%	388,600	7,103,609
Vornado Realty Trust Series N 5.25%	196,664	3,482,919
		26,169,740
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	43,000	594,690
Brookfield Property Partners LP 6.5%	34,125	538,151
Seritage Growth Properties Series A, 7%	91,986	2,217,782
		3,350,623
Residential REITs - 0.7%
American Homes 4 Rent 5.875% Series G	439,881	10,066,677
American Homes 4 Rent Series H, 6.25%	411,648	9,874,571
UMH Properties Inc 6.375% Series D	844,525	18,963,809
		38,905,057
Retail REITs - 0.3%
Agree Realty Corp 4.25%	259,800	4,473,756
Cedar Realty Trust Inc 7.25%	31,436	579,523
Kimco Realty Corp 5.125%	49,000	988,820
Kimco Realty Corp Series M 5.25%	58,100	1,192,793
Regency Centers Corp 5.875%	69,225	1,550,640
Regency Centers Corp 6.25% Series A	281,325	6,597,071
Saul Centers Inc 6% Series E	76,841	1,717,397
Saul Centers Inc 6.125% Series D	57,775	1,205,868
		18,305,868
Specialized REITs - 0.4%
Digital Realty Trust Inc 5.25%	80,800	1,683,064
Digital Realty Trust Inc Series K 5.85%	42,600	1,008,342
Digital Realty Trust Inc Series L, 5.2%	82,700	1,716,025
EPR Properties 5.75%	50,000	1,031,500
National Storage Affiliates Trust Series A, 6%	546,375	11,468,411
Public Storage 4%	47,800	774,360
Public Storage 4%	45,700	740,797
Public Storage Operating Co 5.05% Series G	43,800	939,072
Public Storage Operating Co 5.15% Series F	25,800	548,508
Public Storage Series L, 4.625%	35,900	684,972
Public Storage Series MM, 4.125%	28,000	471,517
Public Storage Series S, 4.1%	100,000	1,660,000
		22,726,568
TOTAL REAL ESTATE		272,749,591
TOTAL UNITED STATES		453,798,279
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $464,957,382)		468,762,289

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (g)(i) (Cost $6,000,000)	6,000,000	6,287,044

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.70	386,729,588	386,806,934
Fidelity Securities Lending Cash Central Fund (k)(l)	3.70	3,494,051	3,494,400
TOTAL MONEY MARKET FUNDS (Cost $390,268,802)			390,301,334

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $5,575,141,991)	5,811,545,224
NET OTHER ASSETS (LIABILITIES) - 0.6%	35,061,768
NET ASSETS - 100.0%	5,846,606,992

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,418,798,294 or 24.3% of net assets.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	552,314,390	516,362,857	681,881,285	7,651,975	10,972	-	386,806,934	386,729,588	0.7%
Fidelity Securities Lending Cash Central Fund	-	55,511,414	52,017,087	6,184	73	-	3,494,400	3,494,051	0.0%
Total	552,314,390	571,874,271	733,898,372	7,658,159	11,045	-	390,301,334

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	91,470,522	-	91,470,522	-

Bank Loan Obligations
Communication Services	35,289,311	-	35,289,311	-
Consumer Discretionary	22,449,612	-	22,449,612	-
Energy	13,658,207	-	13,658,207	-
Financials	11,158,543	-	-	11,158,543
Real Estate	4,173,032	-	4,173,032	-

Collateralized Mortgage Obligations	30,137	-	-	30,137

Commercial Mortgage Securities	1,111,067,629	-	1,094,385,493	16,682,136

Common Stocks
Consumer Discretionary	8,984,723	8,984,723	-	-
Financials	34,559,438	34,559,438	-	-
Industrials	1,179,767	1,179,767	-	-
Real Estate	1,387,328,610	1,387,328,607	-	3

Convertible Preferred Stocks
Financials	173,562,256	173,562,256	-	-
Real Estate	21,454,371	-	21,454,371	-

Non-Convertible Corporate Bonds
Communication Services	37,575,213	-	37,575,213	-
Consumer Discretionary	178,752,563	-	178,752,563	-
Energy	10,823,689	-	10,823,689	-
Financials	4,385,394	-	4,385,394	-
Health Care	13,786,116	-	13,786,116	-
Industrials	8,790,508	-	8,790,508	-
Real Estate	1,775,714,916	-	1,775,714,916	-

Non-Convertible Preferred Stocks
Energy	16,719,543	16,719,543	-	-
Financials	179,293,155	179,293,143	-	12
Real Estate	272,749,591	272,749,591	-	-

Preferred Securities
Energy	6,287,044	-	6,287,044	-

Money Market Funds	390,301,334	390,301,334	-	-
Total Investments in Securities:	5,811,545,224	2,464,678,402	3,318,995,991	27,870,831
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,431,628) - See accompanying schedule:
Unaffiliated issuers (cost $5,184,873,189)	$5,421,243,890
Fidelity Central Funds (cost $390,268,802)	390,301,334

Total Investment in Securities (cost $5,575,141,991)		$5,811,545,224
Cash		973,655
Receivable for investments sold		14,071
Receivable for fund shares sold		8,461,347
Dividends receivable		4,590,563
Interest receivable		35,233,213
Distributions receivable from Fidelity Central Funds		1,003,344
Prepaid expenses		3,561
Other receivables		24,892
Total assets		5,861,849,870
Liabilities
Payable for investments purchased	$6,938,507
Payable for fund shares redeemed	1,663,746
Accrued management fee	2,925,817
Distribution and service plan fees payable	83,569
Other payables and accrued expenses	136,911
Collateral on securities loaned	3,494,328
Total liabilities		15,242,878
Net Assets		$5,846,606,992
Net Assets consist of:
Paid in capital		$5,725,220,784
Total accumulated earnings (loss)		121,386,208
Net Assets		$5,846,606,992

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($270,225,690 ÷ 22,151,704 shares)(a)		$12.20
Maximum offering price per share (100/96.00 of $12.20)		$12.71
Class M :
Net Asset Value and redemption price per share ($32,735,962 ÷ 2,682,484 shares)(a)		$12.20
Maximum offering price per share (100/96.00 of $12.20)		$12.71
Class C :
Net Asset Value and offering price per share ($23,900,475 ÷ 1,995,640 shares)(a)		$11.98
Real Estate Income :
Net Asset Value, offering price and redemption price per share ($1,270,182,371 ÷ 103,256,791 shares)		$12.30
Class I :
Net Asset Value, offering price and redemption price per share ($1,343,884,773 ÷ 109,811,081 shares)		$12.24
Class Z :
Net Asset Value, offering price and redemption price per share ($2,905,677,721 ÷ 237,671,147 shares)		$12.23
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$47,926,207
Interest		96,575,717
Income from Fidelity Central Funds (including $6,184 from security lending)		7,658,159
Total income		152,160,083
Expenses
Management fee	$17,055,162
Distribution and service plan fees	512,428
Custodian fees and expenses	12,830
Independent trustees' fees and expenses	11,120
Registration fees	180,934
Audit fees	52,711
Legal	3,407
Miscellaneous	9,530
Total expenses before reductions	17,838,122
Expense reductions	(5,127)
Total expenses after reductions		17,832,995
Net Investment income (loss)		134,327,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,972,316
Fidelity Central Funds	11,045
Total net realized gain (loss)		4,983,361
Change in net unrealized appreciation (depreciation) on investment securities		75,597,483
Net gain (loss)		80,580,844
Net increase (decrease) in net assets resulting from operations		$214,907,932
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134,327,088	$241,529,346
Net realized gain (loss)	4,983,361	56,195,496
Change in net unrealized appreciation (depreciation)	75,597,483	(1,000,281)
Net increase (decrease) in net assets resulting from operations	214,907,932	296,724,561
Distributions to shareholders	(142,956,313)	(234,138,122)

Share transactions - net increase (decrease)	495,037,348	430,264,698
Total increase (decrease) in net assets	566,988,967	492,851,137

Net Assets
Beginning of period	5,279,618,025	4,786,766,888
End of period	$5,846,606,992	$5,279,618,025

Financial Highlights
Fidelity Advisor® Real Estate Income Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$11.89	$11.36	$12.49	$13.43	$11.02
Income from Investment Operations
Net investment income (loss) A,B	.28	.55	.52	.53	.39	.33
Net realized and unrealized gain (loss)	.17	.13	.53	(.88)	(1.03)	2.53
Total from investment operations	.45	.68	1.05	(.35)	(.64)	2.86
Distributions from net investment income	(.29)	(.53)	(.52)	(.56)	(.28)	(.42) C
Distributions from net realized gain	-	-	-	(.22)	(.02)	(.03) C
Total distributions	(.29)	(.53)	(.52)	(.78)	(.30)	(.45)
Net asset value, end of period	$12.20	$12.04	$11.89	$11.36	$12.49	$13.43
Total Return D,E,F	3.79%	5.84%	9.58%	(2.72)%	(4.83)%	26.64%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.94% I	.95%	.97%	.99%	.98%	.99%
Expenses net of fee waivers, if any	.94 % I	.95%	.96%	.98%	.98%	.99%
Expenses net of all reductions, if any	.94% I	.95%	.96%	.98%	.98%	.99%
Net investment income (loss)	4.53% I	4.55%	4.61%	4.61%	2.97%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$270,226	$281,521	$291,737	$304,754	$364,443	$384,382
Portfolio turnover rate J	10 % I	24%	24%	17%	42%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Income Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$11.89	$11.36	$12.49	$13.43	$11.02
Income from Investment Operations
Net investment income (loss) A,B	.28	.55	.52	.52	.39	.33
Net realized and unrealized gain (loss)	.17	.13	.53	(.87)	(1.03)	2.53
Total from investment operations	.45	.68	1.05	(.35)	(.64)	2.86
Distributions from net investment income	(.29)	(.53)	(.52)	(.56)	(.28)	(.42) C
Distributions from net realized gain	-	-	-	(.22)	(.02)	(.03) C
Total distributions	(.29)	(.53)	(.52)	(.78)	(.30)	(.45)
Net asset value, end of period	$12.20	$12.04	$11.89	$11.36	$12.49	$13.43
Total Return D,E,F	3.79%	5.83%	9.56%	(2.75)%	(4.85)%	26.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.94% I	.95%	.98%	1.01%	.99%	1.01%
Expenses net of fee waivers, if any	.94 % I	.95%	.97%	1.00%	.99%	1.01%
Expenses net of all reductions, if any	.94% I	.95%	.97%	1.00%	.99%	1.01%
Net investment income (loss)	4.53% I	4.55%	4.61%	4.59%	2.97%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$32,736	$34,256	$38,026	$42,829	$52,919	$57,338
Portfolio turnover rate J	10 % I	24%	24%	17%	42%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Income Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$11.67	$11.16	$12.27	$13.21	$10.88
Income from Investment Operations
Net investment income (loss) A,B	.23	.45	.43	.43	.29	.24
Net realized and unrealized gain (loss)	.17	.13	.51	(.86)	(1.01)	2.48
Total from investment operations	.40	.58	.94	(.43)	(.72)	2.72
Distributions from net investment income	(.24)	(.43)	(.43)	(.46)	(.20)	(.36) C
Distributions from net realized gain	-	-	-	(.22)	(.02)	(.03) C
Total distributions	(.24)	(.43)	(.43)	(.68)	(.22)	(.39)
Net asset value, end of period	$11.98	$11.82	$11.67	$11.16	$12.27	$13.21
Total Return D,E,F	3.44%	5.08%	8.72%	(3.46)%	(5.54)%	25.64%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.69% I	1.70%	1.70%	1.74%	1.72%	1.74%
Expenses net of fee waivers, if any	1.69 % I	1.70%	1.70%	1.73%	1.72%	1.74%
Expenses net of all reductions, if any	1.69% I	1.70%	1.70%	1.73%	1.72%	1.74%
Net investment income (loss)	3.78% I	3.80%	3.88%	3.86%	2.23%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$23,900	$27,200	$40,267	$56,795	$89,135	$120,072
Portfolio turnover rate J	10 % I	24%	24%	17%	42%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Real Estate Income Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.14	$11.98	$11.45	$12.58	$13.52	$11.09
Income from Investment Operations
Net investment income (loss) A,B	.30	.59	.56	.56	.43	.37
Net realized and unrealized gain (loss)	.17	.14	.52	(.88)	(1.03)	2.53
Total from investment operations	.47	.73	1.08	(.32)	(.60)	2.90
Distributions from net investment income	(.31)	(.57)	(.55)	(.60)	(.32)	(.44) C
Distributions from net realized gain	-	-	-	(.22)	(.02)	(.03) C
Total distributions	(.31)	(.57)	(.55)	(.81) D	(.34)	(.47)
Net asset value, end of period	$12.30	$12.14	$11.98	$11.45	$12.58	$13.52
Total Return E,F	3.92%	6.21%	9.79%	(2.42)%	(4.56)%	26.88%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.65% I	.66%	.69%	.73%	.71%	.72%
Expenses net of fee waivers, if any	.65 % I	.66%	.68%	.72%	.71%	.72%
Expenses net of all reductions, if any	.65% I	.66%	.68%	.72%	.71%	.72%
Net investment income (loss)	4.82% I	4.84%	4.90%	4.87%	3.24%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,270,182	$1,235,613	$1,101,737	$1,288,147	$1,898,345	$2,777,243
Portfolio turnover rate J	10 % I	24%	24%	17%	42%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Income Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.08	$11.92	$11.39	$12.53	$13.47	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.29	.58	.55	.56	.43	.37
Net realized and unrealized gain (loss)	.18	.14	.53	(.89)	(1.03)	2.53
Total from investment operations	.47	.72	1.08	(.33)	(.60)	2.90
Distributions from net investment income	(.31)	(.56)	(.55)	(.60)	(.32)	(.44) C
Distributions from net realized gain	-	-	-	(.22)	(.02)	(.03) C
Total distributions	(.31)	(.56)	(.55)	(.81) D	(.34)	(.47)
Net asset value, end of period	$12.24	$12.08	$11.92	$11.39	$12.53	$13.47
Total Return E,F	3.92%	6.16%	9.86%	(2.52)%	(4.57)%	27.03%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.69% I	.70%	.72%	.73%	.71%	.71%
Expenses net of fee waivers, if any	.69 % I	.70%	.71%	.72%	.71%	.71%
Expenses net of all reductions, if any	.69% I	.70%	.71%	.72%	.71%	.71%
Net investment income (loss)	4.78% I	4.80%	4.87%	4.87%	3.24%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,343,885	$1,273,835	$1,396,173	$1,379,614	$1,946,852	$2,810,475
Portfolio turnover rate J	10 % I	24%	24%	17%	42%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Income Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.07	$11.92	$11.39	$12.53	$13.47	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.30	.60	.57	.57	.44	.38
Net realized and unrealized gain (loss)	.18	.13	.53	(.88)	(1.02)	2.53
Total from investment operations	.48	.73	1.10	(.31)	(.58)	2.91
Distributions from net investment income	(.32)	(.58)	(.57)	(.61)	(.34)	(.45) C
Distributions from net realized gain	-	-	-	(.22)	(.02)	(.03) C
Total distributions	(.32)	(.58)	(.57)	(.83)	(.36)	(.48)
Net asset value, end of period	$12.23	$12.07	$11.92	$11.39	$12.53	$13.47
Total Return D,E	4.00%	6.26%	9.99%	(2.36)%	(4.44)%	27.15%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H	.57%	.60%	.60%	.59%	.60%
Expenses net of fee waivers, if any	.57 % H	.57%	.59%	.60%	.59%	.60%
Expenses net of all reductions, if any	.57% H	.57%	.59%	.60%	.59%	.60%
Net investment income (loss)	4.90% H	4.93%	4.98%	4.99%	3.36%	3.14%
Supplemental Data
Net assets, end of period (000 omitted)	$2,905,678	$2,427,192	$1,918,827	$1,516,585	$1,607,463	$919,766
Portfolio turnover rate I	10 % H	24%	24%	17%	42%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Real Estate Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), short-term capital gain dividends, certain corporate actions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$458,464,053
Gross unrealized depreciation	(215,032,985)
Net unrealized appreciation (depreciation)	$243,431,068
Tax cost	$5,568,114,156

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(24,024,759)
Long-term	(118,451,187)
Total capital loss carryforward	$(142,475,946)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Income Fund	914,801,520	268,389,130
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.72
Class C	.70
Real Estate Income	.69
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Real Estate Income	.64
Class I	.68
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	342,652	2,243
Class M	- %	.25%	42,339	-
Class C	.75%	.25%	127,437	9,947
			512,428	12,190
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,327
Class M	579
Class C A	58
4,964

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Real Estate Income Fund	7,098

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Income Fund	32,305,259	1,114,102	(19,829)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Real Estate Income Fund	4,480
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Income Fund	631	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,127.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026	Year ended July 31, 2025
Fidelity Real Estate Income Fund
Distributions to shareholders
Class A	$6,513,424	$12,627,177
Class M	808,956	1,565,260
Class C	509,403	1,205,877
Real Estate Income	31,607,122	52,763,454
Class I	33,340,158	64,198,332
Class Z	70,177,250	101,778,022
Total	$142,956,313	$234,138,122
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026	Year ended July 31, 2025	Six months ended January 31, 2026	Year ended July 31, 2025
Fidelity Real Estate Income Fund
Class A
Shares sold	1,187,183	3,279,694	$14,458,302	$39,520,990
Reinvestment of distributions	367,752	744,875	4,454,184	8,900,899
Shares redeemed	(2,793,413)	(5,177,351)	(33,974,737)	(62,411,878)
Net increase (decrease)	(1,238,478)	(1,152,782)	$(15,062,251)	$(13,989,989)
Class M
Shares sold	51,982	255,344	$633,350	$3,073,526
Reinvestment of distributions	63,421	123,848	768,820	1,480,883
Shares redeemed	(277,771)	(731,932)	(3,381,204)	(8,837,930)
Net increase (decrease)	(162,368)	(352,740)	$(1,979,034)	$(4,283,521)
Class C
Shares sold	173,467	260,329	$2,072,851	$3,098,935
Reinvestment of distributions	41,940	100,679	499,171	1,182,293
Shares redeemed	(521,238)	(1,509,024)	(6,240,940)	(17,868,274)
Net increase (decrease)	(305,831)	(1,148,016)	$(3,668,918)	$(13,587,046)
Real Estate Income
Shares sold	7,413,482	25,452,798	$90,992,502	$311,223,640
Reinvestment of distributions	2,275,342	3,749,688	27,786,162	45,198,739
Shares redeemed	(8,240,917)	(19,322,874)	(101,180,204)	(234,690,763)
Net increase (decrease)	1,447,907	9,879,612	$17,598,460	$121,731,616
Class I
Shares sold	12,554,792	28,306,315	$153,421,244	$342,073,725
Reinvestment of distributions	2,564,078	5,033,240	31,157,212	60,298,948
Shares redeemed	(10,797,718)	(44,948,565)	(131,918,825)	(544,951,905)
Net increase (decrease)	4,321,152	(11,609,010)	$52,659,631	$(142,579,232)
Class Z
Shares sold	42,186,024	52,755,416	$515,239,733	$635,804,810
Reinvestment of distributions	5,189,344	7,401,751	62,972,648	88,669,214
Shares redeemed	(10,878,650)	(19,975,570)	(132,722,921)	(241,501,154)
Net increase (decrease)	36,496,718	40,181,597	$445,489,460	$482,972,870
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Real Estate Income Fund	31%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.789716.122
REI-SANN-0426
Fidelity® OTC Portfolio

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® OTC Portfolio
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (a)(b)(c)	14,500	22,421,060
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	657,900	199,171,587
BRAZIL - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (c)	35,369	75,965,185
CANADA - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc	163,636	3,229,096
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	53,400	15,004,866
IT Services - 0.3%
Shopify Inc Class A (United States) (c)	467,731	61,380,339
TOTAL INFORMATION TECHNOLOGY		76,385,205
Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	205,930	48,261,755
TOTAL CANADA		127,876,056
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	6,260	1,061,446
JD.com Inc A Shares	8,491	121,087
TOTAL CONSUMER DISCRETIONARY		1,182,533
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (a)(b)	10,036,067	16,057,707
TOTAL CHINA		17,240,240
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (c)	269,050	60,832,205
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GenSight Biologics SA (c)(d)	210,096	19,648
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Disco Corp	98,300	41,900,434
KOREA (SOUTH) - 1.7%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	142,980	128,124,461
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
SK Hynix Inc	789,280	494,547,932
TOTAL KOREA (SOUTH)		622,672,393
NETHERLANDS - 1.7%
Health Care - 1.3%
Biotechnology - 1.3%
Argenx SE ADR (c)	532,626	447,672,153
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASM International NV	52,900	44,508,020
ASML Holding NV depository receipt	5,966	8,489,618
BE Semiconductor Industries NV	344,815	67,235,503
NXP Semiconductors NV	153,900	34,802,946
TOTAL INFORMATION TECHNOLOGY		155,036,087
TOTAL NETHERLANDS		602,708,240
TAIWAN - 4.5%
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 1.4%
Chroma ATE Inc	4,378,000	135,923,966
Delta Electronics Inc	10,189,000	393,808,966
		529,732,932
Semiconductors & Semiconductor Equipment - 3.1%
Jentech Precision Industrial Co Ltd	656,000	59,022,335
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,194,212	1,055,878,719
		1,114,901,054
TOTAL TAIWAN		1,644,633,986
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (c)	59,800	29,268,512
UNITED KINGDOM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC ADR	1,499,033	139,065,291
UNITED STATES - 86.1%
Communication Services - 21.8%
Entertainment - 1.8%
Electronic Arts Inc	2,300	469,016
Netflix Inc (c)	6,093,440	508,741,306
ROBLOX Corp Class A (c)	2,150,500	141,416,880
Take-Two Interactive Software Inc (c)	11,383	2,507,675
		653,134,877
Interactive Media & Services - 20.0%
Alphabet Inc Class A	10,842,083	3,664,624,054
Alphabet Inc Class C	4,452,092	1,507,166,705
Epic Games Inc (a)(b)(c)	77,600	50,446,983
Meta Platforms Inc Class A	2,293,788	1,643,499,102
Reddit Inc Class A (c)	2,254,939	406,497,854
		7,272,234,698
Media - 0.0%
Charter Communications Inc Class A (c)(d)	53,559	11,039,581
TOTAL COMMUNICATION SERVICES		7,936,409,156
Consumer Discretionary - 8.5%
Automobiles - 1.5%
Rivian Automotive Inc Class A (c)	12,872	189,862
Tesla Inc (c)	1,291,400	555,831,474
		556,021,336
Broadline Retail - 6.3%
Amazon.com Inc (c)	9,661,586	2,312,017,530
Contextlogic Holdings Inc	4,847	38,146
Contextlogic Holdings Inc rights 2/20/2026 (c)	4,847	0
		2,312,055,676
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (c)	184,400	24,720,664
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (c)	18,817	2,434,355
Domino's Pizza Inc	430,501	176,647,475
Marriott International Inc/MD Class A1	42,085	13,269,401
		192,351,231
Specialty Retail - 0.0%
ThredUp Inc Class A (c)	85,713	435,421
Textiles, Apparel & Luxury Goods - 0.1%
Figs Inc Class A (c)	44,634	482,494
Kontoor Brands Inc	5,761	344,104
Lululemon Athletica Inc (c)	102,595	17,902,828
		18,729,426
TOTAL CONSUMER DISCRETIONARY		3,104,313,754
Consumer Staples - 0.7%
Beverages - 0.4%
Monster Beverage Corp (c)	1,824,613	147,355,746
Consumer Staples Distribution & Retail - 0.3%
Chobani Inc Class A (a)(b)(e)	3,711	16,537,515
Costco Wholesale Corp	90,889	85,458,382
		101,995,897
Food Products - 0.0%
Mondelez International Inc	154,274	9,020,401
Personal Care Products - 0.0%
Honest Co Inc/The (c)(d)	156,331	386,137
TOTAL CONSUMER STAPLES		258,758,181
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Diamondback Energy Inc	50,808	8,329,972
EOG Resources Inc	13,570	1,521,603
TOTAL ENERGY		9,851,575
Financials - 0.1%
Banks - 0.0%
Wintrust Financial Corp	43,412	6,402,836
Capital Markets - 0.1%
Coinbase Global Inc Class A (c)	118,400	23,057,217
Moody's Corp	2,708	1,396,136
S&P Global Inc	674	355,730
		24,809,083
TOTAL FINANCIALS		31,211,919
Health Care - 6.1%
Biotechnology - 3.3%
Alnylam Pharmaceuticals Inc (c)	1,336,524	451,825,303
Cogent Biosciences Inc (c)	1,241,923	44,597,455
Cytokinetics Inc (c)	1,874,757	118,465,895
Gilead Sciences Inc	1,682,262	238,797,091
GRAIL Inc (c)	6,411	627,124
Insmed Inc (c)	384,000	60,238,080
Ionis Pharmaceuticals Inc (c)	31,362	2,592,697
Legend Biotech Corp ADR (c)	4,683,810	81,966,675
Moderna Inc (c)	4,057,600	178,818,432
Scholar Rock Holding Corp (c)	113,846	5,047,932
Soleno Therapeutics Inc (c)	947,900	36,551,024
Trevena Inc (c)	706	8
		1,219,527,716
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp (c)	2,725,305	254,897,777
Insulet Corp (c)	1,157,782	296,172,213
Intuitive Surgical Inc (c)	14,458	7,290,013
Neuronetics Inc (c)(d)	38,201	79,840
Outset Medical Inc (c)	2,640	13,226
Pulmonx Corp (c)	25,840	42,378
TransMedics Group Inc (c)	363,712	48,728,315
		607,223,762
Health Care Technology - 0.3%
Veeva Systems Inc Class A (c)	583,960	119,081,123
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (c)	799,023	16,140,265
Danaher Corp	425,219	93,076,187
Illumina Inc (c)	38,469	5,570,696
Seer Inc Class A (c)	582,504	1,060,156
Thermo Fisher Scientific Inc	21,724	12,569,724
		128,417,028
Pharmaceuticals - 0.4%
Crinetics Pharmaceuticals Inc (c)	2,707,223	135,198,717
Elanco Animal Health Inc (c)	87,837	2,115,115
TherapeuticsMD Inc (c)	6,770	14,623
		137,328,455
TOTAL HEALTH CARE		2,211,578,084
Industrials - 6.1%
Aerospace & Defense - 4.1%
Anduril Industries Inc Class B (a)(b)	36,483	1,821,961
Anduril Industries Inc Class C (a)(b)	17	849
Space Exploration Technologies Corp (a)(b)(c)	3,339,423	1,405,897,083
Space Exploration Technologies Corp Class C (a)(b)(c)	152,047	64,011,787
		1,471,731,680
Commercial Services & Supplies - 0.0%
Veralto Corp	15,772	1,561,113
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (c)	77,261	2,691,001
Electrical Equipment - 2.0%
Fluence Energy Inc Class A (c)(d)	1,281,300	39,425,601
GE Vernova Inc	408,300	296,576,871
Nextpower Inc Class A (c)	3,369,000	394,476,210
		730,478,682
Ground Transportation - 0.0%
CSX Corp	283,348	10,699,220
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A (c)(d)	79,631	50,168
Wheels Up Experience Inc Class A rights (a)(c)	11,102	0
Wheels Up Experience Inc Stage 1 rights (a)(c)	11,102	0
Wheels Up Experience Inc Stage 3 rights (a)(c)	11,103	0
		50,168
TOTAL INDUSTRIALS		2,217,211,864
Information Technology - 41.3%
Communications Equipment - 1.2%
Arista Networks Inc (c)	1,328,583	188,313,354
Cisco Systems Inc	505,338	39,578,072
Lumentum Holdings Inc (c)	499,500	195,724,080
Motorola Solutions Inc	35,185	14,163,370
		437,778,876
Electronic Equipment, Instruments & Components - 0.9%
Coherent Corp (c)	1,184,700	251,369,646
Corning Inc	604,000	62,363,000
		313,732,646
IT Services - 0.3%
Twilio Inc Class A (c)	909	109,498
X.Ai Holdings Corp Class A (a)(b)	1,968,783	148,564,365
		148,673,863
Semiconductors & Semiconductor Equipment - 20.6%
Advanced Micro Devices Inc (c)	45,468	10,763,640
Applied Materials Inc	64,953	20,935,651
Astera Labs Inc (c)	52,179	7,859,201
Broadcom Inc	3,041,154	1,007,534,320
First Solar Inc (c)	922,900	208,132,408
KLA Corp	45,300	64,685,682
Lam Research Corp	834,000	194,705,640
MACOM Technology Solutions Holdings Inc (c)	359,983	78,857,876
Marvell Technology Inc	5,033,160	397,216,987
Micron Technology Inc	1,478,810	613,528,693
NVIDIA Corp	25,166,077	4,809,992,297
SiTime Corp (c)	175,024	63,552,965
Skyworks Solutions Inc	92,258	5,144,306
		7,482,909,666
Software - 8.2%
Adobe Inc (c)	11,618	3,406,979
Appfolio Inc Class A (c)	50,126	9,517,925
Atom Tickets LLC (a)(b)(c)(e)	516,103	5
Autodesk Inc (c)	178,609	45,164,858
Cadence Design Systems Inc (c)	509,881	151,108,333
Datadog Inc Class A (c)	899,700	116,349,204
Dynatrace Inc (c)	9,045	344,524
Figma Inc Class A	313,600	8,128,512
Microsoft Corp	5,641,386	2,427,431,982
Palantir Technologies Inc Class A (c)	160,500	23,527,695
Synopsys Inc (c)	403,134	187,503,670
		2,972,483,687
Technology Hardware, Storage & Peripherals - 10.1%
Apple Inc	12,815,827	3,325,450,790
Sandisk Corp/DE	103,139	59,433,849
Seagate Technology Holdings PLC	557,300	227,205,637
Western Digital Corp	282,146	70,601,394
		3,682,691,670
TOTAL INFORMATION TECHNOLOGY		15,038,270,408
Materials - 0.2%
Metals & Mining - 0.2%
Alcoa Corp	1,412,100	80,221,401
Real Estate - 0.2%
Specialized REITs - 0.2%
Equinix Inc	90,107	73,971,540
Utilities - 1.1%
Electric Utilities - 0.7%
Constellation Energy Corp	326,471	91,633,880
NRG Energy Inc	1,025,000	156,445,750
		248,079,630
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	894,000	141,564,900
TOTAL UTILITIES		389,644,530
TOTAL UNITED STATES		31,351,442,412
TOTAL COMMON STOCKS (Cost $12,310,467,916)		34,935,217,249

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(b)(c)	130,752	33,574,498
UNITED STATES - 0.7%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Waymo LLC Series A2 (a)(b)(c)	103,940	15,891,387
Waymo LLC Series B2 (a)(b)(c)	178,470	27,527,213
Waymo LLC Series C2 (a)(b)(c)	513,288	76,423,450
		119,842,050
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	3,300	810,084
TOTAL CONSUMER DISCRETIONARY		120,652,134
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (a)(b)(c)	79,348	5,610,697
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (a)(b)(c)	1,478,951	73,858,813
Anduril Industries Inc Series G (a)(b)	342,700	17,114,438
TOTAL INDUSTRIALS		90,973,251
Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series F (a)(b)	158,200	40,995,948
TOTAL UNITED STATES		258,232,030
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $154,755,157)		291,806,528

Domestic Equity Funds - 3.3%
	Shares	Value ($)
Invesco QQQ Trust ETF (Cost $1,184,116,256)	1,904,600	1,184,413,602

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (a)(b)(c) (Cost $10,010,850)	30,303	6,840,902

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	701	701
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	23,585,092	23,587,451
TOTAL MONEY MARKET FUNDS (Cost $23,588,152)			23,588,152

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $13,682,938,331)	36,441,866,433
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(30,790,672)
NET ASSETS - 100.0%	36,411,075,761

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Level 3 security.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,007,869,230 or 5.5% of net assets.

(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	1,491,527

Anduril Industries Inc Class C	6/16/2025	694

Anduril Industries Inc Series F	8/7/2024	32,147,366

Anduril Industries Inc Series G	4/17/2025	14,010,536

Ant International Co Ltd Class C	5/16/2018	38,251,213

Anthropic PBC Series F	8/18/2025	22,301,074

Atom Tickets LLC	8/15/2017	3,000,004

Bytedance Ltd Series E1	11/18/2020	14,327,043

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	23,869,030

Castle Creek Biosciences Inc Series A4	9/29/2016	10,010,850

Chobani Inc Class A	10/14/2025	16,537,528

Discord Inc Series I	9/15/2021	1,817,061

Epic Games Inc	7/13/2020 - 3/29/2021	61,546,000

Space Exploration Technologies Corp	1/20/2015 - 7/14/2025	40,365,860

Space Exploration Technologies Corp Class C	9/11/2017 - 7/14/2025	15,617,106

Tenstorrent Holdings Inc Series C1	4/23/2021	4,717,626

Waymo LLC Series A2	5/8/2020	8,925,037

Waymo LLC Series B2	6/11/2021	16,369,625

Waymo LLC Series C2	10/18/2024	40,139,789

X.Ai Holdings Corp Class A	10/27/2021	54,254,583

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,599,918	2,064,084,126	2,115,686,854	937,541	3,511	-	701	701	0.0%
Fidelity Securities Lending Cash Central Fund	60,115,566	1,419,194,841	1,455,815,343	116,963	92,387	-	23,587,451	23,585,092	0.1%
Total	111,715,484	3,483,278,967	3,571,502,197	1,054,504	95,898	-	23,588,152

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	7,936,409,156	7,885,962,173	-	50,446,983
Consumer Discretionary	3,181,461,472	3,181,340,385	121,087	-
Consumer Staples	258,758,181	242,220,666	-	16,537,515
Energy	13,080,671	13,080,671	-	-
Financials	47,269,626	31,211,919	-	16,057,707
Health Care	3,058,338,968	3,058,338,968	-	-
Industrials	2,345,336,325	873,604,645	-	1,471,731,680
Information Technology	17,502,463,624	17,289,577,760	41,900,434	170,985,430
Materials	128,483,156	128,483,156	-	-
Real Estate	73,971,540	73,971,540	-	-
Utilities	389,644,530	389,644,530	-	-

Convertible Preferred Stocks
Communication Services	33,574,498	-	-	33,574,498
Consumer Discretionary	120,652,134	-	-	120,652,134
Financials	5,610,697	-	-	5,610,697
Industrials	90,973,251	-	-	90,973,251
Information Technology	40,995,948	-	-	40,995,948

Domestic Equity Funds	1,184,413,602	1,184,413,602	-	-

Non-Convertible Preferred Stocks
Health Care	6,840,902	-	-	6,840,902

Money Market Funds	23,588,152	23,588,152	-	-
Total Investments in Securities:	36,441,866,433	34,375,438,167	42,021,521	2,024,406,745

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	(119,963)	-	-	(119,963)
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2026 ($)
Common Stocks	609,763,603	118,571	1,050,708,998	68,971,141	(3,802,356)	-	-	(642)	1,725,759,315	1,050,284,113
Convertible Preferred Stocks	458,278,126	409,000	(162,429,157)	22,301,074	(26,752,515)	-	-	-	291,806,528	93,178,133
Non-Convertible Preferred Stocks	6,175,144	-	665,758	-	-	-	-	-	6,840,902	665,758

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,498,631) - See accompanying schedule:
Unaffiliated issuers (cost $13,659,350,179)	$36,418,278,281
Fidelity Central Funds (cost $23,588,152)	23,588,152

Total Investment in Securities (cost $13,682,938,331)		$36,441,866,433
Foreign currency held at value (cost $621,893)		633,681
Receivable for investments sold		924,075,169
Receivable for fund shares sold		10,677,487
Dividends receivable		1,175,865
Distributions receivable from Fidelity Central Funds		92,099
Prepaid expenses		21,526
Other receivables		561,449
Total assets		37,379,103,709
Liabilities
Payable to custodian bank	$3,025,170
Payable for investments purchased	837,522,848
Unrealized depreciation on unfunded commitments	119,963
Payable for fund shares redeemed	18,248,966
Accrued management fee	23,400,530
Distribution and service plan fees payable	2,774
Notes payable to affiliates	61,561,000
Other payables and accrued expenses	675,425
Collateral on securities loaned	23,471,272
Total liabilities		968,027,948
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$36,411,075,761
Net Assets consist of:
Paid in capital		$12,512,722,975
Total accumulated earnings (loss)		23,898,352,786
Net Assets		$36,411,075,761

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($8,162,658 ÷ 330,654 shares)(a)		$24.69
Maximum offering price per share (100/94.25 of $24.69)		$26.20
Class M :
Net Asset Value and redemption price per share ($1,608,617 ÷ 65,312 shares)(a)		$24.63
Maximum offering price per share (100/96.50 of $24.63)		$25.52
Class C :
Net Asset Value and offering price per share ($715,391 ÷ 29,194 shares)(a)		$24.50
OTC :
Net Asset Value, offering price and redemption price per share ($26,723,067,656 ÷ 1,076,115,465 shares)		$24.83
Class K :
Net Asset Value, offering price and redemption price per share ($9,495,153,813 ÷ 371,376,378 shares)		$25.57
Class I :
Net Asset Value, offering price and redemption price per share ($26,119,802 ÷ 1,053,738 shares)		$24.79
Class Z :
Net Asset Value, offering price and redemption price per share ($156,247,824 ÷ 6,299,719 shares)		$24.80
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$57,909,568
Income from Fidelity Central Funds (including $116,963 from security lending)		1,054,504
Total income		58,964,072
Expenses
Management fee
Basic fee	$107,480,663
Performance adjustment	24,476,313
Distribution and service plan fees	13,550
Custodian fees and expenses	161,759
Independent trustees' fees and expenses	68,059
Registration fees	148,685
Audit fees	61,731
Legal	22,027
Interest	122,373
Miscellaneous	52,939
Total expenses before reductions	132,608,099
Expense reductions	(2,523)
Total expenses after reductions		132,605,576
Net Investment income (loss)		(73,641,504)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,714,462,666
Fidelity Central Funds	95,898
Foreign currency transactions	(406,319)
Total net realized gain (loss)		2,714,152,245
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,358,584,204
Unfunded commitments	(119,963)
Assets and liabilities in foreign currencies	(76,041)
Total change in net unrealized appreciation (depreciation)		2,358,388,200
Net gain (loss)		5,072,540,445
Net increase (decrease) in net assets resulting from operations		$4,998,898,941
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(73,641,504)	$(45,135,288)
Net realized gain (loss)	2,714,152,245	2,582,895,246
Change in net unrealized appreciation (depreciation)	2,358,388,200	3,408,082,101
Net increase (decrease) in net assets resulting from operations	4,998,898,941	5,945,842,059
Distributions to shareholders	(2,647,417,896)	(4,058,936,416)

Share transactions - net increase (decrease)	1,250,155,939	346,640,815
Total increase (decrease) in net assets	3,601,636,984	2,233,546,458

Net Assets
Beginning of period	32,809,438,777	30,575,892,319
End of period	$36,411,075,761	$32,809,438,777

Consolidated Financial Highlights
Fidelity Advisor® OTC Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$23.15	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.09)	(.09)
Net realized and unrealized gain (loss)	3.52	3.47
Total from investment operations	3.43	3.38
Distributions from net realized gain	(1.89)	(.71)
Total distributions	(1.89)	(.71)
Net asset value, end of period	$24.69	$23.15
Total Return D,E,F	15.38%	16.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.07% I	1.05% I,J
Expenses net of fee waivers, if any	1.07 % I	1.05% I,J
Expenses net of all reductions, if any	1.07% I	1.05% I,J
Net investment income (loss)	(.73)% I	(.52)% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,163	$4,929
Portfolio turnover rate K	55 % I	53% L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® OTC Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$23.13	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.12)	(.13)
Net realized and unrealized gain (loss)	3.51	3.47
Total from investment operations	3.39	3.34
Distributions from net realized gain	(1.89)	(.69)
Total distributions	(1.89)	(.69)
Net asset value, end of period	$24.63	$23.13
Total Return D,E,F	15.22%	16.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.32% I	1.30% I,J
Expenses net of fee waivers, if any	1.32 % I	1.30% I,J
Expenses net of all reductions, if any	1.32% I	1.30% I,J
Net investment income (loss)	(.98)% I	(.76)% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,609	$1,310
Portfolio turnover rate K	55 % I	53% L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® OTC Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$23.08	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.18)	(.21)
Net realized and unrealized gain (loss)	3.49	3.46
Total from investment operations	3.31	3.25
Distributions from net realized gain	(1.89)	(.65)
Total distributions	(1.89)	(.65)
Net asset value, end of period	$24.50	$23.08
Total Return D,E,F	14.89%	16.02%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.82% I	1.79% I,J
Expenses net of fee waivers, if any	1.82 % I	1.79% I,J
Expenses net of all reductions, if any	1.82% I	1.79% I,J
Net investment income (loss)	(1.48)% I	(1.27)% I
Supplemental Data
Net assets, end of period (000 omitted)	$715	$222
Portfolio turnover rate K	55 % I	53% L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® OTC Portfolio

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.25	$22.00	$17.29	$14.74	$20.67	$15.61
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.03)	(.02)	- C	(.07)	(.06)
Net realized and unrealized gain (loss)	3.52	4.20	4.74	3.07	(3.60)	6.21
Total from investment operations	3.47	4.17	4.72	3.07	(3.67)	6.15
Distributions from net investment income	-	-	(.01)	-	-	(.01)
Distributions from net realized gain	(1.89)	(2.92)	-	(.52)	(2.26)	(1.08)
Total distributions	(1.89)	(2.92)	(.01)	(.52)	(2.26)	(1.09)
Net asset value, end of period	$24.83	$23.25	$22.00	$17.29	$14.74	$20.67
Total Return D,E	15.50%	21.19%	27.31%	21.63%	(20.30)%	41.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.73%	.76%	.79%	.81%	.80%
Expenses net of fee waivers, if any	.78 % H	.73%	.75%	.79%	.81%	.80%
Expenses net of all reductions, if any	.78% H	.73%	.75%	.78%	.81%	.80%
Net investment income (loss)	(.44)% H	(.17)%	(.12)%	.03%	(.37)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$26,723,068	$24,202,477	$22,787,879	$18,890,289	$16,626,164	$22,272,786
Portfolio turnover rate I	55 % H	53% J	37%	15% J	32% J	28% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® OTC Portfolio Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.87	$22.51	$17.69	$15.06	$21.06	$15.88
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.02)	(.01)	.02	(.05)	(.05)
Net realized and unrealized gain (loss)	3.64	4.32	4.85	3.13	(3.68)	6.33
Total from investment operations	3.59	4.30	4.84	3.15	(3.73)	6.28
Distributions from net investment income	-	- C	(.02)	-	-	(.01)
Distributions from net realized gain	(1.89)	(2.94)	-	(.52)	(2.27)	(1.09)
Total distributions	(1.89)	(2.94)	(.02)	(.52)	(2.27)	(1.10)
Net asset value, end of period	$25.57	$23.87	$22.51	$17.69	$15.06	$21.06
Total Return D,E	15.60%	21.29%	27.36%	21.71%	(20.21)%	42.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.65%	.67%	.70%	.73%	.72%
Expenses net of fee waivers, if any	.71 % H	.65%	.67%	.69%	.73%	.71%
Expenses net of all reductions, if any	.71% H	.65%	.67%	.69%	.73%	.71%
Net investment income (loss)	(.37)% H	(.09)%	(.04)%	.12%	(.29)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,495,154	$8,469,188	$7,788,013	$6,536,453	$5,707,169	$8,071,580
Portfolio turnover rate I	55 % H	53% J	37%	15% J	32% J	28% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® OTC Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$23.21	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.06)	(.05)
Net realized and unrealized gain (loss)	3.53	3.48
Total from investment operations	3.47	3.43
Distributions from net realized gain	(1.89)	(.70)
Total distributions	(1.89)	(.70)
Net asset value, end of period	$24.79	$23.21
Total Return D,E	15.52%	16.94%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.82% H	.79% H,I
Expenses net of fee waivers, if any	.82 % H	.79% H,I
Expenses net of all reductions, if any	.82% H	.79% H,I
Net investment income (loss)	(.48)% H	(.27)% H
Supplemental Data
Net assets, end of period (000 omitted)	$26,120	$163
Portfolio turnover rate J	55 % H	53% K

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® OTC Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$23.21	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.03)
Net realized and unrealized gain (loss)	3.52	3.48
Total from investment operations	3.48	3.45
Distributions from net investment income	-	- D
Distributions from net realized gain	(1.89)	(.72)
Total distributions	(1.89)	(.72)
Net asset value, end of period	$24.80	$23.21
Total Return E,F	15.57%	17.05%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.71% I	.69% I,J
Expenses net of fee waivers, if any	.71 % I	.69% I,J
Expenses net of all reductions, if any	.71% I	.69% I,J
Net investment income (loss)	(.37)% I	(.16)% I
Supplemental Data
Net assets, end of period (000 omitted)	$156,248	$130,867
Portfolio turnover rate K	55 % I	53% L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, OTC, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$1,725,759,315	Market comparable	Enterprise value/Revenue multiple (EV/R)	4.5 - 82.7 / 57.5	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	22.7 - 51.1 / 50.7	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.6%	Increase
			Volatility	70.0%	Increase
			Term	0.6	Increase
		Book value	Book value multiple	1.4	Increase
Convertible Preferred Stocks	$291,806,528	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.8 - 19.0 / 11.5	Increase
		Black scholes	Discount rate	3.7%	Increase
			Volatility	80.0%	Increase
			Term	3.0	Increase
Non-Convertible Preferred Stocks	$6,840,902	Market approach	Transaction price	$215.03	Increase
			Premium rate	10.0%	Increase
		Black scholes	Discount rate	3.7%	Increase
			Volatility	85.0%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,345,979,153
Gross unrealized depreciation	(607,378,813)
Net unrealized appreciation (depreciation)	$22,738,600,340
Tax cost	$13,703,266,093

The Fund elected to defer to its next fiscal year $236,281,343 of capital losses recognized during the period November 1, 2024 to July 31, 2025. The Fund elected to defer to its next fiscal year $39,346,019 of ordinary losses recognized during the period January 1, 2025 to July 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity OTC Portfolio	Revolut Group Holdings, Ltd.	24,112,631	(119,963)

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity OTC Portfolio	16,537,520.04

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC Portfolio	9,614,780,871	10,896,015,173

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity OTC Portfolio	10,899,587	175,382,984	231,557,006
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
OTC	.68
Class K	.59
Class I	.72
Class Z	.59

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
OTC	.64
Class K	.56
Class I	.68
Class Z	.57

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity OTC Portfolio	Nasdaq Composite Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of OTC. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .14%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	8,305	1,608
Class M	.25%	.25%	3,560	94
Class C	.75%	.25%	1,685	1,288
			13,550	2,990
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	9,580
Class M	335
Class CA	-
9,915

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity OTC Portfolio	$541,291

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity OTC Portfolio	82,710

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Consolidated Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity OTC Portfolio	Borrower	33,587,848	4.19%	122,373

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity OTC Portfolio	524,062,215	661,383,196	177,383,353
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity OTC Portfolio	27,004

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity OTC Portfolio	12,531	6	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity OTC Portfolio	47,038

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,523.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026	Year ended July 31, 2025A
Fidelity OTC Portfolio
Distributions to shareholders
Class A	$487,693	$53,917
Class M	107,391	29,301
Class C	24,637	3,249
OTC	1,962,401,047	3,030,112,146
Class K	671,813,678	1,026,242,504
Class I	1,342,034	3,931
Class Z	11,241,416	2,491,368
Total	$2,647,417,896	$4,058,936,416

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026	Year ended July 31, 2025A	Six months ended January 31, 2026	Year ended July 31, 2025A
Fidelity OTC Portfolio
Class A
Shares sold	157,134	239,295	$3,831,373	$4,937,950
Reinvestment of distributions	20,708	2,451	487,693	53,917
Shares redeemed	(60,086)	(28,848)	(1,460,612)	(602,665)
Net increase (decrease)	117,756	212,898	$2,858,454	$4,389,202
Class M
Shares sold	13,556	55,314	$325,291	$1,159,103
Reinvestment of distributions	4,574	1,331	107,391	29,301
Shares redeemed	(9,459)	(4)	(227,553)	(80)
Net increase (decrease)	8,671	56,641	$205,129	$1,188,324
Class C
Shares sold	18,874	9,475	$457,810	$196,626
Reinvestment of distributions	1,051	148	24,637	3,249
Shares redeemed	(347)	(7)	(8,082)	(154)
Net increase (decrease)	19,578	9,616	$474,365	$199,721
OTC
Shares sold	34,169,696	65,795,420	$830,495,276	$1,375,822,986
Reinvestment of distributions	76,297,302	136,949,264	1,803,322,040	2,796,253,380
Shares redeemed	(75,471,817)	(197,657,589)	(1,827,501,359)	(4,123,252,375)
Net increase (decrease)	34,995,181	5,087,095	$806,315,957	$48,823,991
Class K
Shares sold	5,787,597	13,348,297	$144,495,803	$286,527,479
Reinvestment of distributions	27,630,193	48,992,123	671,813,678	1,026,242,504
Shares redeemed	(16,782,426)	(53,531,926)	(416,641,810)	(1,143,766,857)
Net increase (decrease)	16,635,364	8,808,494	$399,667,671	$169,003,126
Class I
Shares sold	1,054,422	8,658	$25,152,375	$178,689
Reinvestment of distributions	56,726	179	1,341,899	3,931
Shares redeemed	(64,439)	(1,808)	(1,567,503)	(36,084)
Net increase (decrease)	1,046,709	7,029	$24,926,771	$146,536
Class Z
Shares sold	821,610	7,705,245	$19,798,933	$167,167,286
Reinvestment of distributions	393,856	102,649	9,293,839	2,259,313
Shares redeemed	(553,577)	(2,170,064)	(13,385,180)	(46,536,684)
Net increase (decrease)	661,889	5,637,830	$15,707,592	$122,889,915

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.700332.128
OTC-SANN-0426
Fidelity® OTC K6 Portfolio

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® OTC K6 Portfolio
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (a)(b)(c)	1,300	2,010,164
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	54,200	16,408,421
BRAZIL - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (c)	2,772	5,953,674
CANADA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc	11,994	236,683
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	4,300	1,208,257
IT Services - 0.2%
Shopify Inc Class A (United States) (c)	35,289	4,630,975
TOTAL INFORMATION TECHNOLOGY		5,839,232
Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	16,697	3,913,109
TOTAL CANADA		9,989,024
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	498	84,441
JD.com Inc A Shares	702	10,010

TOTAL CHINA		94,451
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (c)	21,117	4,774,554
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GenSight Biologics SA (c)	15,383	1,438
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Disco Corp	7,900	3,367,380
KOREA (SOUTH) - 1.7%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	11,660	10,448,533
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
SK Hynix Inc	62,520	39,173,850
TOTAL KOREA (SOUTH)		49,622,383
NETHERLANDS - 1.7%
Health Care - 1.3%
Biotechnology - 1.3%
Argenx SE ADR (c)	44,499	37,401,410
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASM International NV	4,300	3,617,854
ASML Holding NV depository receipt	196	278,908
BE Semiconductor Industries NV	28,200	5,498,720
NXP Semiconductors NV	12,200	2,758,908
TOTAL INFORMATION TECHNOLOGY		12,154,390
TOTAL NETHERLANDS		49,555,800
TAIWAN - 4.8%
Information Technology - 4.8%
Electronic Equipment, Instruments & Components - 1.5%
Chroma ATE Inc	355,000	11,021,701
Delta Electronics Inc	852,000	32,930,144
		43,951,845
Semiconductors & Semiconductor Equipment - 3.3%
Jentech Precision Industrial Co Ltd	55,000	4,948,519
Taiwan Semiconductor Manufacturing Co Ltd ADR	268,676	88,813,539
		93,762,058
TOTAL TAIWAN		137,713,903
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (c)	4,800	2,349,312
UNITED KINGDOM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC ADR	117,819	10,930,069
UNITED STATES - 87.0%
Communication Services - 23.7%
Entertainment - 1.9%
Electronic Arts Inc	169	34,462
Netflix Inc (c)	516,710	43,140,118
ROBLOX Corp Class A (c)	174,852	11,498,268
Take-Two Interactive Software Inc (c)	1,490	328,247
		55,001,095
Interactive Media & Services - 21.8%
Alphabet Inc Class A	953,018	322,120,085
Alphabet Inc Class C	391,716	132,607,617
Epic Games Inc (a)(b)(c)	5,200	3,380,468
Meta Platforms Inc Class A	188,535	135,085,328
Reddit Inc Class A (c)	188,261	33,937,810
		627,131,308
Media - 0.0%
Charter Communications Inc Class A (c)(d)	4,143	853,955
TOTAL COMMUNICATION SERVICES		682,986,358
Consumer Discretionary - 7.1%
Automobiles - 1.6%
Rivian Automotive Inc Class A (c)	1,178	17,376
Tesla Inc (c)	109,100	46,957,731
		46,975,107
Broadline Retail - 4.8%
Amazon.com Inc (c)	576,758	138,018,190
Contextlogic Holdings Inc	529	4,163
Contextlogic Holdings Inc rights 2/20/2026 (c)	529	0
		138,022,353
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (c)	14,700	1,970,682
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (c)	1,461	189,010
Domino's Pizza Inc	34,313	14,079,653
Marriott International Inc/MD Class A1	3,023	953,152
		15,221,815
Specialty Retail - 0.0%
ThredUp Inc Class A (c)	7,142	36,280
Textiles, Apparel & Luxury Goods - 0.1%
Figs Inc Class A (c)	3,743	40,462
Kontoor Brands Inc	454	27,117
Lululemon Athletica Inc (c)	8,369	1,460,391
		1,527,970
TOTAL CONSUMER DISCRETIONARY		203,754,207
Consumer Staples - 0.7%
Beverages - 0.4%
Monster Beverage Corp (c)	144,415	11,662,955
Consumer Staples Distribution & Retail - 0.3%
Chobani Inc Class A (a)(b)(e)	302	1,345,818
Costco Wholesale Corp	6,888	6,476,442
		7,822,260
Food Products - 0.0%
Mondelez International Inc	13,621	796,420
Personal Care Products - 0.0%
Honest Co Inc/The (c)(d)	1,922	4,747
TOTAL CONSUMER STAPLES		20,286,382
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Diamondback Energy Inc	4,584	751,547
EOG Resources Inc	962	107,869
TOTAL ENERGY		859,416
Financials - 0.1%
Banks - 0.0%
Wintrust Financial Corp	2,977	439,078
Capital Markets - 0.1%
Coinbase Global Inc Class A (c)	9,696	1,888,199
Moody's Corp	437	225,300
S&P Global Inc	136	71,779
		2,185,278
TOTAL FINANCIALS		2,624,356
Health Care - 6.3%
Biotechnology - 3.5%
Alnylam Pharmaceuticals Inc (c)	113,712	38,441,480
Cogent Biosciences Inc (c)	99,121	3,559,435
Cytokinetics Inc (c)	149,417	9,441,660
Gilead Sciences Inc	134,736	19,125,775
GRAIL Inc (c)	503	49,203
Insmed Inc (c)	31,300	4,910,031
Ionis Pharmaceuticals Inc (c)	2,327	192,373
Legend Biotech Corp ADR (c)	384,724	6,732,670
Moderna Inc (c)	321,300	14,159,691
Scholar Rock Holding Corp (c)	10,536	467,166
Soleno Therapeutics Inc (c)	79,400	3,061,664
Trevena Inc (c)	52	1
		100,141,149
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp (c)	220,640	20,636,459
Insulet Corp (c)	96,988	24,810,500
Intuitive Surgical Inc (c)	1,087	548,087
Neuronetics Inc (c)	2,803	5,858
Outset Medical Inc (c)	201	1,007
Pulmonx Corp (c)	2,704	4,435
TransMedics Group Inc (c)	28,642	3,837,312
		49,843,658
Health Care Technology - 0.3%
Veeva Systems Inc Class A (c)	45,881	9,356,053
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (c)	64,471	1,302,314
Danaher Corp	35,164	7,697,048
Illumina Inc (c)	3,021	437,471
Seer Inc Class A (c)	37,019	67,375
Thermo Fisher Scientific Inc	1,717	993,473
		10,497,681
Pharmaceuticals - 0.4%
Crinetics Pharmaceuticals Inc (c)	226,529	11,312,858
Elanco Animal Health Inc (c)	6,421	154,618
TherapeuticsMD Inc (c)	499	1,078
		11,468,554
TOTAL HEALTH CARE		181,307,095
Industrials - 2.4%
Aerospace & Defense - 0.2%
Anduril Industries Inc Class B (a)(b)	3,198	159,708
Anduril Industries Inc Class C (a)(b)	2	100
Space Exploration Technologies Corp (a)(b)(c)	4,973	2,093,633
Space Exploration Technologies Corp Class C (a)(b)(c)	11,427	4,810,767
		7,064,208
Commercial Services & Supplies - 0.0%
Veralto Corp	1,270	125,705
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (c)	7,606	264,917
Electrical Equipment - 2.2%
Fluence Energy Inc Class A (c)(d)	104,500	3,215,465
GE Vernova Inc	34,061	24,740,889
Nextpower Inc Class A (c)	274,900	32,188,041
		60,144,395
Ground Transportation - 0.0%
CSX Corp	24,070	908,883
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A (c)(d)	6,718	4,232
TOTAL INDUSTRIALS		68,512,340
Information Technology - 45.2%
Communications Equipment - 1.2%
Arista Networks Inc (c)	110,298	15,633,639
Cisco Systems Inc	40,479	3,170,315
Lumentum Holdings Inc (c)	40,600	15,908,704
Motorola Solutions Inc	2,838	1,142,408
		35,855,066
Electronic Equipment, Instruments & Components - 0.9%
Coherent Corp (c)	98,600	20,920,948
Corning Inc	48,600	5,017,950
		25,938,898
IT Services - 0.4%
Twilio Inc Class A (c)	122	14,696
X.Ai Holdings Corp Class A (a)(b)	160,551	12,115,179
		12,129,875
Semiconductors & Semiconductor Equipment - 22.3%
Advanced Micro Devices Inc (c)	4,184	990,478
Applied Materials Inc	5,812	1,873,324
Astera Labs Inc (c)	4,101	617,692
Broadcom Inc	245,508	81,336,800
First Solar Inc (c)	75,000	16,914,000
KLA Corp	3,600	5,140,584
Lam Research Corp	66,900	15,618,474
MACOM Technology Solutions Holdings Inc (c)	28,880	6,326,453
Marvell Technology Inc	408,818	32,263,917
Micron Technology Inc	112,095	46,505,974
NVIDIA Corp	2,244,082	428,911,393
SiTime Corp (c)	14,188	5,151,805
Skyworks Solutions Inc	7,793	434,537
		642,085,431
Software - 9.5%
Adobe Inc (c)	1,003	294,130
Appfolio Inc Class A (c)	2,631	499,574
Autodesk Inc (c)	14,930	3,775,349
Cadence Design Systems Inc (c)	40,813	12,095,341
Datadog Inc Class A (c)	73,407	9,492,993
Dynatrace Inc (c)	2,738	104,290
Figma Inc Class A	25,696	666,040
Microsoft Corp	530,820	228,406,538
Palantir Technologies Inc Class A (c)	13,627	1,997,582
Synopsys Inc (c)	32,901	15,302,749
		272,634,586
Technology Hardware, Storage & Peripherals - 10.9%
Apple Inc	1,103,901	286,440,231
Sandisk Corp/DE	8,510	4,903,888
Seagate Technology Holdings PLC	44,100	17,979,129
Western Digital Corp	21,929	5,487,294
		314,810,542
TOTAL INFORMATION TECHNOLOGY		1,303,454,398
Materials - 0.2%
Metals & Mining - 0.2%
Alcoa Corp	111,900	6,357,039
Real Estate - 0.2%
Specialized REITs - 0.2%
Equinix Inc	6,877	5,645,536
Utilities - 1.1%
Electric Utilities - 0.7%
Constellation Energy Corp	26,532	7,447,001
NRG Energy Inc	83,977	12,817,410
		20,264,411
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	73,440	11,629,224
TOTAL UTILITIES		31,893,635
TOTAL UNITED STATES		2,507,680,762
TOTAL COMMON STOCKS (Cost $1,447,884,801)		2,800,451,335

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(b)(c)	6,135	1,575,345
UNITED STATES - 0.9%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Waymo LLC Series A2 (a)(b)(c)	2,467	377,180
Waymo LLC Series B2 (a)(b)(c)	15,200	2,344,448
Waymo LLC Series C2 (a)(b)(c)	43,612	6,493,391
		9,215,019
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	300	73,644
TOTAL CONSUMER DISCRETIONARY		9,288,663
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (a)(b)(c)	6,595	466,332
Industrials - 0.3%
Aerospace & Defense - 0.3%
Anduril Industries Inc Series F (a)(b)(c)	120,963	6,040,892
Anduril Industries Inc Series G (a)(b)	30,200	1,508,188
TOTAL INDUSTRIALS		7,549,080
Information Technology - 0.3%
Software - 0.3%
Anthropic PBC Series G (a)(b)	34,700	8,992,033
TOTAL UNITED STATES		26,296,108
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,102,111)		27,871,453

Domestic Equity Funds - 2.1%
	Shares	Value ($)
Invesco QQQ Trust ETF (Cost $59,310,316)	95,100	59,139,837

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	28	28
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	2,562,030	2,562,286
TOTAL MONEY MARKET FUNDS (Cost $2,562,314)			2,562,314

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,528,859,542)	2,890,024,939
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(6,641,279)
NET ASSETS - 100.0%	2,883,383,660

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Level 3 security.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,441,472 or 1.8% of net assets.

(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	130,743

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series F	8/7/2024	2,629,324

Anduril Industries Inc Series G	4/17/2025	1,234,661

Anthropic PBC Series G	1/27/2026	8,992,033

Bytedance Ltd Series E1	11/18/2020	672,237

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	2,139,982

Chobani Inc Class A	10/14/2025	1,345,819

Discord Inc Series I	9/15/2021	165,187

Epic Games Inc	7/13/2020 - 3/29/2021	4,292,000

Space Exploration Technologies Corp	7/1/2024 - 12/12/2025	1,574,481

Space Exploration Technologies Corp Class C	7/1/2024 - 12/12/2025	3,153,819

Tenstorrent Holdings Inc Series C1	4/23/2021	392,145

Waymo LLC Series A2	5/8/2020	211,834

Waymo LLC Series B2	6/11/2021	1,394,174

Waymo LLC Series C2	10/18/2024	3,410,516

X.Ai Holdings Corp Class A	10/27/2021	5,743,370

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,810,269	231,851,649	235,662,223	150,436	333	-	28	28	0.0%
Fidelity Securities Lending Cash Central Fund	3,001,594	73,525,455	73,964,880	9,638	117	-	2,562,286	2,562,030	0.0%
Total	6,811,863	305,377,104	309,627,103	160,074	450	-	2,562,314

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	682,986,358	679,605,890	-	3,380,468
Consumer Discretionary	209,802,332	209,792,322	10,010	-
Consumer Staples	20,286,382	18,940,564	-	1,345,818
Energy	1,096,099	1,096,099	-	-
Financials	2,624,356	2,624,356	-	-
Health Care	250,822,987	250,822,987	-	-
Industrials	78,960,873	71,896,665	-	7,064,208
Information Technology	1,506,062,629	1,488,569,906	3,367,380	14,125,343
Materials	10,270,148	10,270,148	-	-
Real Estate	5,645,536	5,645,536	-	-
Utilities	31,893,635	31,893,635	-	-

Convertible Preferred Stocks
Communication Services	1,575,345	-	-	1,575,345
Consumer Discretionary	9,288,663	-	-	9,288,663
Financials	466,332	-	-	466,332
Industrials	7,549,080	-	-	7,549,080
Information Technology	8,992,033	-	-	8,992,033

Domestic Equity Funds	59,139,837	59,139,837	-	-

Money Market Funds	2,562,314	2,562,314	-	-
Total Investments in Securities:	2,890,024,939	2,832,860,259	3,377,390	53,787,290

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	(9,822)	-	-	(9,822)
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2026 ($)
Common Stocks	10,942,566	10,075	7,518,221	7,768,101	(323,076)	-	-	(50)	25,915,837	7,482,120
Convertible Preferred Stocks	14,058,816	31,347	5,791,870	8,992,033	(1,002,613)	-	-	-	27,871,453	5,679,917

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,525,744) - See accompanying schedule:
Unaffiliated issuers (cost $1,526,297,228)	$2,887,462,625
Fidelity Central Funds (cost $2,562,314)	2,562,314

Total Investment in Securities (cost $1,528,859,542)		$2,890,024,939
Foreign currency held at value (cost $750)		742
Receivable for investments sold		71,345,508
Receivable for fund shares sold		2,056,008
Dividends receivable		62,754
Distributions receivable from Fidelity Central Funds		20,438
Other receivables		10,362
Total assets		2,963,520,751
Liabilities
Payable for investments purchased	$63,219,515
Unrealized depreciation on unfunded commitments	9,822
Payable for fund shares redeemed	4,426,355
Accrued management fee	1,194,058
Notes payable to affiliates	8,723,000
Other payables and accrued expenses	1,891
Collateral on securities loaned	2,562,450
Total liabilities		80,137,091
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$2,883,383,660
Net Assets consist of:
Paid in capital		$1,382,475,976
Total accumulated earnings (loss)		1,500,907,684
Net Assets		$2,883,383,660
Net Asset Value, offering price and redemption price per share ($2,883,383,660 ÷ 94,644,397 shares)		$30.47
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$4,774,975
Income from Fidelity Central Funds (including $9,638 from security lending)		160,074
Total income		4,935,049
Expenses
Management fee	$7,021,458
Independent trustees' fees and expenses	5,654
Interest	4,650
Total expenses before reductions	7,031,762
Expense reductions	(571)
Total expenses after reductions		7,031,191
Net Investment income (loss)		(2,096,142)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $123,132)	140,637,270
Redemptions in-kind	104,952,858
Fidelity Central Funds	450
Foreign currency transactions	(25,650)
Total net realized gain (loss)		245,564,928
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	109,928,171
Unfunded commitments	(9,822)
Assets and liabilities in foreign currencies	(63)
Total change in net unrealized appreciation (depreciation)		109,918,286
Net gain (loss)		355,483,214
Net increase (decrease) in net assets resulting from operations		$353,387,072
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,096,142)	$2,170,120
Net realized gain (loss)	245,564,928	145,346,332
Change in net unrealized appreciation (depreciation)	109,918,286	321,343,092
Net increase (decrease) in net assets resulting from operations	353,387,072	468,859,544
Distributions to shareholders	(117,086,254)	(87,141,804)

Share transactions
Proceeds from sales of shares	172,412,233	627,479,462
Reinvestment of distributions	117,086,254	87,141,804
Cost of shares redeemed	(490,985,509)	(776,169,770)

Net increase (decrease) in net assets resulting from share transactions	(201,487,022)	(61,548,504)
Total increase (decrease) in net assets	34,813,796	320,169,236

Net Assets
Beginning of period	2,848,569,864	2,528,400,628
End of period	$2,883,383,660	$2,848,569,864

Other Information
Shares
Sold	5,770,328	25,080,298
Issued in reinvestment of distributions	4,016,949	3,485,222
Redeemed	(16,727,064)	(31,572,299)
Net increase (decrease)	(6,939,787)	(3,006,779)

Consolidated Financial Highlights
Fidelity® OTC K6 Portfolio

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.04	$24.17	$19.06	$15.63	$20.36	$14.29
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.02	.03	.05	(.01)	(.01)
Net realized and unrealized gain (loss)	3.70	4.68	5.13	3.39	(3.93)	6.15
Total from investment operations	3.68	4.70	5.16	3.44	(3.94)	6.14
Distributions from net investment income	(.01)	(.05)	(.05)	(.01)	-	(.01)
Distributions from net realized gain	(1.24)	(.78)	-	-	(.79)	(.06)
Total distributions	(1.25)	(.83)	(.05)	(.01)	(.79)	(.07)
Net asset value, end of period	$30.47	$28.04	$24.17	$19.06	$15.63	$20.36
Total Return C,D	13.39%	19.88%	27.14%	22.03%	(20.27)%	43.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50 % G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions, if any	.50% G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.15)% G	.08%	.15%	.34%	(.05)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,883,384	$2,848,570	$2,528,401	$2,111,172	$1,924,349	$2,630,559
Portfolio turnover rate H	61 % G,I	64% I	41%	20% I	39% I	36% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity OTC K6 Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$25,915,837	Market comparable	Enterprise value/Revenue multiple (EV/R)	4.5 - 82.7 / 59.2	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	22.7 - 51.1 / 46.4	Increase
Convertible Preferred Stocks	$27,871,453	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.8 - 19.0 / 13.6	Increase
		Black scholes	Discount rate	3.7%	Increase
			Volatility	80.0%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,410,507,302
Gross unrealized depreciation	(55,281,412)
Net unrealized appreciation (depreciation)	$1,355,225,890
Tax cost	$1,534,799,049

The Fund elected to defer to its next fiscal year $26,329,988 of capital losses recognized during the period November 1, 2024 to July 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity OTC K6 Portfolio	Revolut Group Holdings, Ltd.	1,974,134	(9,822)

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity OTC K6 Portfolio	1,345,818.05

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC K6 Portfolio	851,715,990	956,412,702

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity OTC K6 Portfolio	5,773,286	-	104,952,858	104,952,858	164,423,177

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity OTC K6 Portfolio	6,333,752	86,321,167	150,055,533

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity OTC K6 Portfolio	7,402,199	178,768,481
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount ($)
Fidelity OTC K6 Portfolio	7,017

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Consolidated Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity OTC K6 Portfolio	Borrower	8,555,667	3.92%	4,650

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity OTC K6 Portfolio	44,635,598	99,849,834	8,065,418
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity OTC K6 Portfolio	1,034	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity OTC K6 Portfolio	4,729

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $571.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893896.106
OTC-K6-SANN-0426
Fidelity® Leveraged Company Stock Fund

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Leveraged Company Stock Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
CANADA - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Shopify Inc Class A (b)	177,700	23,317,048
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Studio City International Holdings Ltd ADR (b)	1,090,629	3,315,512
Studio City International Holdings Ltd ADR (b)(f)	993,219	3,019,386

TOTAL HONG KONG		6,334,898
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	68,800	15,558,432
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
On Holding AG Class A (b)	219,136	9,915,904
TAIWAN - 3.9%
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	450,100	148,785,056
UNITED STATES - 94.7%
Communication Services - 12.4%
Entertainment - 1.1%
Netflix Inc (b)	515,000	42,997,350
Interactive Media & Services - 10.4%
Alphabet Inc Class A	557,000	188,266,000
Meta Platforms Inc Class A	294,700	211,152,550
		399,418,550
Media - 0.9%
EchoStar Corp (b)(c)	320,970	36,340,223
TOTAL COMMUNICATION SERVICES		478,756,123
Consumer Discretionary - 8.5%
Broadline Retail - 0.8%
Amazon.com Inc (b)	123,000	29,433,900
Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp	642,266	54,297,168
Flutter Entertainment PLC (United Kingdom) (b)	92,000	15,062,523
New Cotai LLC / New Cotai Capital Corp (b)(c)(d)	411,029	73,985
Red Rock Resorts Inc Class A	330,200	20,845,526
		90,279,202
Household Durables - 4.2%
DR Horton Inc	64,200	9,555,528
PulteGroup Inc	105,900	13,247,031
TopBuild Corp (b)	294,300	137,747,115
		160,549,674
Specialty Retail - 1.2%
Dick's Sporting Goods Inc	236,200	47,712,400
TOTAL CONSUMER DISCRETIONARY		327,975,176
Consumer Staples - 1.5%
Beverages - 0.4%
Celsius Holdings Inc (b)	286,500	15,035,520
Consumer Staples Distribution & Retail - 1.1%
Performance Food Group Co (b)	48,800	4,657,960
US Foods Holding Corp (b)	458,200	38,314,684
		42,972,644
TOTAL CONSUMER STAPLES		58,008,164
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP	590,200	10,889,190
Financials - 15.6%
Capital Markets - 3.1%
Ares Management Corp Class A	410,700	61,469,469
KKR & Co Inc Class A	275,000	31,421,500
Moody's Corp	53,600	27,634,016
		120,524,985
Consumer Finance - 1.7%
OneMain Holdings Inc	1,005,000	65,867,700
Financial Services - 6.9%
Apollo Global Management Inc	1,168,000	157,142,720
Block Inc Class A (b)	667,700	40,349,111
Mastercard Inc Class A	54,100	29,148,539
Visa Inc Class A	118,800	38,233,404
		264,873,774
Insurance - 3.9%
Arthur J Gallagher & Co	599,900	149,597,063
TOTAL FINANCIALS		600,863,522
Health Care - 2.9%
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp (b)	872,900	81,642,337
Medline Inc Class A	63,500	2,806,700
		84,449,037
Health Care Providers & Services - 0.7%
Tenet Healthcare Corp (b)	143,109	27,087,672
TOTAL HEALTH CARE		111,536,709
Industrials - 22.6%
Aerospace & Defense - 2.3%
ATI Inc (b)	466,200	56,083,860
TransDigm Group Inc	22,200	31,691,388
		87,775,248
Building Products - 2.6%
Builders FirstSource Inc (b)	166,503	19,047,943
Carlisle Cos Inc	38,400	13,090,176
Trane Technologies PLC	164,800	69,311,584
		101,449,703
Construction & Engineering - 8.6%
Comfort Systems USA Inc	137,200	156,696,121
Construction Partners Inc Class A (b)	188,700	20,734,356
EMCOR Group Inc	125,500	90,451,615
IES Holdings Inc (b)	126,000	47,916,540
WillScot Holdings Corp	792,900	15,881,787
		331,680,419
Electrical Equipment - 5.3%
Eaton Corp PLC	89,700	31,522,374
nVent Electric PLC	225,300	25,292,178
Vertiv Holdings Co Class A	785,800	146,300,244
		203,114,796
Ground Transportation - 1.0%
Uber Technologies Inc (b)	489,300	39,168,465
Machinery - 2.8%
Parker-Hannifin Corp	114,600	107,247,264
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	1,493	31,204
TOTAL INDUSTRIALS		870,467,099
Information Technology - 21.8%
Communications Equipment - 1.3%
Arista Networks Inc (b)	345,700	48,999,518
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp (b)	215,100	45,639,918
Semiconductors & Semiconductor Equipment - 13.5%
Broadcom Inc	62,600	20,739,380
KLA Corp	15,300	21,847,482
Marvell Technology Inc	284,500	22,452,740
Micron Technology Inc	313,500	130,064,880
MKS Inc	271,700	63,960,897
NVIDIA Corp	1,280,900	244,818,417
ON Semiconductor Corp (b)	287,996	17,248,080
		521,131,876
Software - 5.3%
AppLovin Corp Class A (b)	55,400	26,210,294
Microsoft Corp	236,200	101,634,498
Monday.com Ltd (b)	121,900	13,988,025
Oracle Corp	220,800	36,339,264
Riot Platforms Inc (b)(e)	1,102,200	17,051,034
Terawulf Inc (b)(e)	793,400	10,607,758
		205,830,873
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies Inc Class C	154,700	17,703,868
TOTAL INFORMATION TECHNOLOGY		839,306,053
Materials - 2.4%
Chemicals - 0.3%
Chemours Co/The	817,428	12,253,246
Construction Materials - 2.1%
Eagle Materials Inc	104,000	21,196,240
James Hardie Industries PLC (b)	1,260,600	28,981,194
Martin Marietta Materials Inc	45,900	29,924,505
		80,101,939
TOTAL MATERIALS		92,355,185
Utilities - 6.7%
Electric Utilities - 2.3%
Constellation Energy Corp	317,600	89,143,968
Independent Power and Renewable Electricity Producers - 4.4%
Vistra Corp	1,061,900	168,151,865
TOTAL UTILITIES		257,295,833
TOTAL UNITED STATES		3,647,453,054
TOTAL COMMON STOCKS (Cost $2,090,740,239)		3,851,364,392

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (d) (Cost $565,850)	571,305	550,909

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (g)(h) (Cost $32,463,829)	3.70	32,460,583	32,463,829

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,123,769,918)	3,884,379,130
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(32,387,729)
NET ASSETS - 100.0%	3,851,991,401

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,414,208 or 0.9% of net assets.

(d)	Level 3 security.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,019,386 or 0.1% of net assets.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/2024	8,999,998

New Cotai LLC / New Cotai Capital Corp	9/11/2020	2,036,135

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,593,759	215,608,293	223,202,838	164,658	786	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	18,501,425	455,182,586	441,219,461	26,247	(721)	-	32,463,829	32,460,583	0.1%
Total	26,095,184	670,790,879	664,422,299	190,905	65	-	32,463,829

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	478,756,123	478,756,123	-	-
Consumer Discretionary	344,225,978	344,151,993	-	73,985
Consumer Staples	58,008,164	58,008,164	-	-
Energy	10,889,190	10,889,190	-	-
Financials	600,863,522	600,863,522	-	-
Health Care	111,536,709	111,536,709	-	-
Industrials	870,467,099	870,467,099	-	-
Information Technology	1,026,966,589	1,026,966,589	-	-
Materials	92,355,185	92,355,185	-	-
Utilities	257,295,833	257,295,833	-	-

Convertible Corporate Bonds
Consumer Discretionary	550,909	-	-	550,909

Money Market Funds	32,463,829	32,463,829	-	-
Total Investments in Securities:	3,884,379,130	3,883,754,236	-	624,894
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,471,391) - See accompanying schedule:
Unaffiliated issuers (cost $2,091,306,089)	$3,851,915,301
Fidelity Central Funds (cost $32,463,829)	32,463,829

Total Investment in Securities (cost $2,123,769,918)		$3,884,379,130
Receivable for investments sold		32,200,923
Receivable for fund shares sold		477,586
Dividends receivable		133,148
Interest receivable		2,936
Distributions receivable from Fidelity Central Funds		5,656
Prepaid expenses		2,559
Receivable from investment adviser for expense reductions		8,103
Other receivables		463,324
Total assets		3,917,673,365
Liabilities
Payable to custodian bank	$1,444,031
Payable for investments purchased	27,356,005
Payable for fund shares redeemed	1,917,842
Accrued management fee	2,171,256
Distribution and service plan fees payable	237,189
Other payables and accrued expenses	91,091
Collateral on securities loaned	32,464,550
Total liabilities		65,681,964
Net Assets		$3,851,991,401
Net Assets consist of:
Paid in capital		$1,931,187,371
Total accumulated earnings (loss)		1,920,804,030
Net Assets		$3,851,991,401

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($606,935,145 ÷ 13,437,002 shares)(a)		$45.17
Maximum offering price per share (100/94.25 of $45.17)		$47.93
Class M :
Net Asset Value and redemption price per share ($228,488,103 ÷ 5,074,037 shares)(a)		$45.03
Maximum offering price per share (100/96.50 of $45.03)		$46.66
Class C :
Net Asset Value and offering price per share ($15,410,434 ÷ 344,112 shares)(a)		$44.78
Leveraged Company Stock :
Net Asset Value, offering price and redemption price per share ($2,473,147,537 ÷ 54,481,119 shares)		$45.39
Class K :
Net Asset Value, offering price and redemption price per share ($176,492,270 ÷ 3,858,807 shares)		$45.74
Class I :
Net Asset Value, offering price and redemption price per share ($301,367,340 ÷ 6,653,516 shares)		$45.29
Class Z :
Net Asset Value, offering price and redemption price per share ($50,150,572 ÷ 1,105,804 shares)		$45.35
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$10,704,995
Interest		16,578
Income from Fidelity Central Funds (including $26,247 from security lending)		190,905
Total income		10,912,478
Expenses
Management fee	$13,136,777
Distribution and service plan fees	1,412,424
Custodian fees and expenses	42,596
Independent trustees' fees and expenses	7,848
Registration fees	120,728
Audit fees	41,627
Legal	3,765
Interest	14,385
Miscellaneous	6,322
Total expenses		14,786,472
Net Investment income (loss)		(3,873,994)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	268,215,544
Fidelity Central Funds	65
Foreign currency transactions	6,903
Total net realized gain (loss)		268,222,512
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,460,441)
Assets and liabilities in foreign currencies	1,269
Total change in net unrealized appreciation (depreciation)		(3,459,172)
Net gain (loss)		264,763,340
Net increase (decrease) in net assets resulting from operations		$260,889,346
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,873,994)	$2,218,781
Net realized gain (loss)	268,222,512	198,470,160
Change in net unrealized appreciation (depreciation)	(3,459,172)	508,825,347
Net increase (decrease) in net assets resulting from operations	260,889,346	709,514,288
Distributions to shareholders	(178,610,742)	(363,152,282)

Share transactions - net increase (decrease)	(132,304,659)	887,737,837
Total increase (decrease) in net assets	(50,026,055)	1,234,099,843

Net Assets
Beginning of period	3,902,017,456	2,667,917,613
End of period	$3,851,991,401	$3,902,017,456

Financial Highlights
Fidelity Advisor® Leveraged Company Stock Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$44.29	$39.90
Income from Investment Operations
Net investment income (loss) B,C	(.09)	(.06)
Net realized and unrealized gain (loss)	3.05	5.61
Total from investment operations	2.96	5.55
Distributions from net investment income	-	(.08) D
Distributions from net realized gain	(2.08)	(1.08) D
Total distributions	(2.08)	(1.16)
Net asset value, end of period	$45.17	$44.29
Total Return E,F,G	6.84%	14.35%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.96% J	.98% J,K
Expenses net of fee waivers, if any	.96 % J	.98% J,K
Expenses net of all reductions, if any	.96% J	.98% J,K
Net investment income (loss)	(.41)% J	(.21)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$606,935	$602,267
Portfolio turnover rate L	30 % J	12% M

AFor the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Leveraged Company Stock Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$44.21	$39.90
Income from Investment Operations
Net investment income (loss) B,C	(.15)	(.14)
Net realized and unrealized gain (loss)	3.05	5.59
Total from investment operations	2.90	5.45
Distributions from net investment income	-	(.06) D
Distributions from net realized gain	(2.08)	(1.08) D
Total distributions	(2.08)	(1.14)
Net asset value, end of period	$45.03	$44.21
Total Return E,F,G	6.71%	14.09%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.21% J	1.23% J,K
Expenses net of fee waivers, if any	1.21 % J	1.23% J,K
Expenses net of all reductions, if any	1.21% J	1.23% J,K
Net investment income (loss)	(.66)% J	(.46)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$228,488	$227,539
Portfolio turnover rate L	30 % J	12% M

AFor the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Leveraged Company Stock Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$44.09	$39.90
Income from Investment Operations
Net investment income (loss) B,C	(.26)	(.29)
Net realized and unrealized gain (loss)	3.03	5.58
Total from investment operations	2.77	5.29
Distributions from net investment income	-	(.02) D
Distributions from net realized gain	(2.08)	(1.08) D
Total distributions	(2.08)	(1.10)
Net asset value, end of period	$44.78	$44.09
Total Return E,F,G	6.43%	13.67%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.71% J	1.73% J,K
Expenses net of fee waivers, if any	1.71 % J	1.73% J,K
Expenses net of all reductions, if any	1.71% J	1.73% J,K
Net investment income (loss)	(1.16)% J	(.96)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$15,410	$16,966
Portfolio turnover rate L	30 % J	12% M

AFor the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Leveraged Company Stock Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.43	$40.88	$37.87	$39.65	$48.37	$30.88
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.06	.13	.30	.17	.03 C
Net realized and unrealized gain (loss)	3.07	9.05	7.13	3.69 D	(4.89)	17.50
Total from investment operations	3.04	9.11	7.26	3.99	(4.72)	17.53
Distributions from net investment income	-	(.30) E	(.22)	(.25)	(.12)	(.04)
Distributions from net realized gain	(2.08)	(5.26) E	(4.04)	(5.52)	(3.89)	-
Total distributions	(2.08)	(5.56)	(4.25) F	(5.77)	(4.00) F	(.04)
Net asset value, end of period	$45.39	$44.43	$40.88	$37.87	$39.65	$48.37
Total Return G,H	7.00%	25.52%	21.84%	12.01% D	(10.85)%	56.84%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.67% K	.69%	.73%	.75%	.74%	.75%
Expenses net of fee waivers, if any	.67 % K	.69%	.72%	.74%	.74%	.75%
Expenses net of all reductions, if any	.67% K	.69%	.72%	.74%	.74%	.75%
Net investment income (loss)	(.12)% K	.15%	.35%	.87%	.38%	.06% C
Supplemental Data
Net assets, end of period (000 omitted)	$2,473,148	$2,530,148	$2,512,446	$1,933,517	$1,936,630	$2,533,725
Portfolio turnover rate L	30 % K	12% M	50%	58%	26%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05)%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 11.96%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Leveraged Company Stock Fund Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.74	$41.13	$38.08	$39.84	$48.58	$31.01
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.09	.17	.33	.21	.06 C
Net realized and unrealized gain (loss)	3.09	9.11	7.16	3.72 D	(4.91)	17.59
Total from investment operations	3.08	9.20	7.33	4.05	(4.70)	17.65
Distributions from net investment income	-	(.33) E	(.25)	(.28)	(.16)	(.08)
Distributions from net realized gain	(2.08)	(5.26) E	(4.04)	(5.52)	(3.89)	-
Total distributions	(2.08)	(5.59)	(4.28) F	(5.81) F	(4.04) F	(.08)
Net asset value, end of period	$45.74	$44.74	$41.13	$38.08	$39.84	$48.58
Total Return G,H	7.04%	25.64%	21.95%	12.11% D	(10.77)%	57.00%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.60% K	.61%	.63%	.65%	.65%	.66%
Expenses net of fee waivers, if any	.60 % K	.61%	.62%	.65%	.65%	.66%
Expenses net of all reductions, if any	.60% K	.61%	.62%	.65%	.65%	.66%
Net investment income (loss)	(.04)% K	.23%	.45%	.96%	.47%	.15% C
Supplemental Data
Net assets, end of period (000 omitted)	$176,492	$175,073	$155,472	$138,454	$273,742	$362,018
Portfolio turnover rate L	30 % K	12% M	50%	58%	26%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .05%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 12.06%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Leveraged Company Stock Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$44.35	$39.90
Income from Investment Operations
Net investment income (loss) B,C	(.04)	.01
Net realized and unrealized gain (loss)	3.06	5.62
Total from investment operations	3.02	5.63
Distributions from net investment income	-	(.10) D
Distributions from net realized gain	(2.08)	(1.08) D
Total distributions	(2.08)	(1.18)
Net asset value, end of period	$45.29	$44.35
Total Return E,F	6.97%	14.56%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.71% I	.73% I,J
Expenses net of fee waivers, if any	.71 % I	.73% I,J
Expenses net of all reductions, if any	.71% I	.73% I,J
Net investment income (loss)	(.16)% I	.04% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$301,367	$301,210
Portfolio turnover rate K	30 % I	12% L

AFor the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Leveraged Company Stock Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$44.38	$39.90
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.05
Net realized and unrealized gain (loss)	3.06	5.62
Total from investment operations	3.05	5.67
Distributions from net investment income	-	(.11) D
Distributions from net realized gain	(2.08)	(1.08) D
Total distributions	(2.08)	(1.19)
Net asset value, end of period	$45.35	$44.38
Total Return E,F	7.03%	14.67%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I	.61% I,J
Expenses net of fee waivers, if any	.60 % I	.61% I,J
Expenses net of all reductions, if any	.60% I	.61% I,J
Net investment income (loss)	(.04)% I	.15% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$50,151	$48,815
Portfolio turnover rate K	30 % I	12% L

AFor the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Leveraged Company Stock, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended July 31, 2025.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,851,072,026
Gross unrealized depreciation	(90,539,817)
Net unrealized appreciation (depreciation)	$1,760,532,209
Tax cost	$2,123,846,921
The Fund elected to defer its next fiscal year $3,877,838 of ordinary losses recognized during the period January 1, 2025 to July 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Leveraged Company Stock Fund	584,678,701	890,808,143
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.75
Class M	.74
Class C	.77
Leveraged Company Stock	.70
Class K	.61
Class I	.74
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.70
Leveraged Company Stock	.66
Class K	.59
Class I	.70
Class Z	.59

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	758,043	369
Class M	.25%	.25%	573,100	-
Class C	.75%	.25%	81,281	4,033
			1,412,424	4,402
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	7,565
Class M	660
Class CA	110
8,335

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Leveraged Company Stock Fund	11,222

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Leveraged Company Stock Fund	Borrower	8,115,125	3.99%	14,385

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Leveraged Company Stock Fund	46,405,040	113,922,607	16,293,967
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Leveraged Company Stock Fund	3,129
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Leveraged Company Stock Fund	2,891	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026	Year ended July 31, 2025A
Fidelity Leveraged Company Stock Fund
Distributions to shareholders
Class A	$27,739,085	$16,723,230
Class M	10,506,010	6,369,794
Class C	745,029	514,151
Leveraged Company Stock	115,120,166	308,869,134
Class K	8,402,669	21,027,914
Class I	13,823,993	8,339,469
Class Z	2,273,790	1,308,590
Total	$178,610,742	$363,152,282

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026	Year ended July 31, 2025A	Six months ended January 31, 2026	Year ended July 31, 2025A
Fidelity Leveraged Company Stock Fund
Class A
Shares sold	264,102	504,798	$11,850,708	$19,392,780
Issued in exchange for the shares of the Acquired Fund(s)	-	14,597,554	-	571,640,793
Reinvestment of distributions	597,174	411,663	26,358,579	15,886,060
Shares redeemed	(1,023,861)	(1,914,428)	(45,937,524)	(73,829,090)
Net increase (decrease)	(162,585)	13,599,587	$(7,728,237)	$533,090,543
Class M
Shares sold	126,191	314,906	$5,648,546	$12,109,161
Issued in exchange for the shares of the Acquired Fund(s)	-	5,710,958	-	223,583,900
Reinvestment of distributions	235,263	162,794	10,359,044	6,280,609
Shares redeemed	(434,124)	(1,041,951)	(19,415,752)	(39,752,043)
Net increase (decrease)	(72,670)	5,146,707	$(3,408,162)	$202,221,627
Class C
Shares sold	12,244	18,438	$541,465	$709,295
Issued in exchange for the shares of the Acquired Fund(s)	-	485,364	-	19,002,045
Reinvestment of distributions	16,930	13,202	742,638	509,447
Shares redeemed	(69,888)	(132,178)	(3,125,191)	(5,060,661)
Net increase (decrease)	(40,714)	384,826	$(1,841,088)	$15,160,126
Leveraged Company Stock
Shares sold	2,110,897	2,819,212	$94,592,061	$112,289,544
Reinvestment of distributions	2,446,220	7,916,289	108,476,225	290,942,748
Shares redeemed	(7,018,632)	(15,253,703)	(313,151,291)	(581,215,258)
Net increase (decrease)	(2,461,515)	(4,518,202)	$(110,083,005)	$(177,982,966)
Class K
Shares sold	472,437	872,885	$21,295,120	$34,859,975
Reinvestment of distributions	188,230	568,340	8,402,669	21,027,914
Shares redeemed	(715,185)	(1,308,040)	(32,783,555)	(50,271,182)
Net increase (decrease)	(54,518)	133,185	$(3,085,766)	$5,616,707
Class I
Shares sold	405,595	723,022	$18,229,081	$27,831,489
Issued in exchange for the shares of the Acquired Fund(s)	-	7,245,789	-	283,745,005
Reinvestment of distributions	290,527	200,470	12,852,543	7,736,154
Shares redeemed	(834,445)	(1,377,442)	(37,486,556)	(52,865,199)
Net increase (decrease)	(138,323)	6,791,839	$(6,404,932)	$266,447,449
Class Z
Shares sold	123,231	254,132	$5,576,933	$9,997,927
Issued in exchange for the shares of the Acquired Fund(s)	-	1,069,229	-	41,870,977
Reinvestment of distributions	42,196	27,215	1,868,528	1,049,943
Shares redeemed	(159,617)	(250,582)	(7,198,930)	(9,734,496)
Net increase (decrease)	5,810	1,099,994	$246,531	$43,184,351

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

12. Prior Fiscal Year Reorganization Information.
On October 25, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Leveraged Company Stock Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on October 18, 2024. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Leveraged Company Stock Fund	1,136,980,523	431,302,924
Class A			571,640,793	12,392,531	1.1779315628
Class M			223,583,900	5,274,937	1.0826590038
Class C			19,002,045	559,345	.8677369093
Class I			283,745,005	5,788,684	1.2517160368
Class Z			41,870,976	848,244	1.2605209397

Pro forma results of operations of the combined entity for the entire period ended July 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$2,010,854
Total net realized gain (loss)	222,197,883
Total change in net unrealized appreciation (depreciation)	570,811,613
Net increase (decrease) in net assets resulting from operations	$795,020,350

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's Statement of Operations since October 25, 2024.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.753758.126
LSF-SANN-0426
Fidelity® Growth & Income Portfolio

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth & Income Portfolio
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.5%
	Shares	Value ($)
BELGIUM - 1.3%
Health Care - 1.3%
Pharmaceuticals - 1.3%
UCB SA	631,800	191,270,115
CANADA - 2.2%
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Imperial Oil Ltd (b)	2,614,745	264,172,489
South Bow Corp	369,700	10,501,962
TOTAL ENERGY		274,674,451
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A (United States)	962,454	43,839,780
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	78,200	2,475,246
TOTAL CANADA		320,989,477
FRANCE - 0.6%
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA	407,700	36,283,701
Remy Cointreau SA (b)	79,991	3,800,279
TOTAL CONSUMER STAPLES		40,083,980
Financials - 0.1%
Capital Markets - 0.1%
Amundi SA (f)(g)	205,900	18,292,564
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	114,500	26,214,778
TOTAL FRANCE		84,591,322
GERMANY - 0.7%
Information Technology - 0.7%
Software - 0.7%
SAP SE ADR	481,645	96,829,911
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Davide Campari-Milano NV (b)	3,667,700	26,015,489
NETHERLANDS - 0.8%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	1,441,600	35,344,505
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV depository receipt	16,300	23,194,900
BE Semiconductor Industries NV	269,900	52,627,821
TOTAL INFORMATION TECHNOLOGY		75,822,721
TOTAL NETHERLANDS		111,167,226
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (f)(g)	1,076,100	33,283,955
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	1,194,300	24,629,091
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	420,400	138,967,424
UNITED KINGDOM - 1.3%
Consumer Staples - 1.0%
Beverages - 0.2%
Diageo PLC ADR	341,511	31,692,221
Tobacco - 0.8%
British American Tobacco PLC ADR	1,819,900	110,431,532
TOTAL CONSUMER STAPLES		142,123,753
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	429,700	19,740,041
Industrials - 0.2%
Professional Services - 0.2%
RELX PLC	934,739	33,138,385
TOTAL UNITED KINGDOM		195,002,179
UNITED STATES - 85.7%
Communication Services - 5.2%
Diversified Telecommunication Services - 1.0%
Comcast Corp Class A	4,295,670	127,796,183
Verizon Communications Inc	418,583	18,635,315
		146,431,498
Entertainment - 0.4%
Walt Disney Co/The	448,990	50,646,072
Interactive Media & Services - 3.8%
Alphabet Inc Class A	662,900	224,060,200
Alphabet Inc Class C	585,640	198,256,709
Meta Platforms Inc Class A	178,900	128,181,850
		550,498,759
Media - 0.0%
Versant Media Group Inc Class A	171,826	5,598,091
TOTAL COMMUNICATION SERVICES		753,174,420
Consumer Discretionary - 2.7%
Hotels, Restaurants & Leisure - 0.7%
Churchill Downs Inc	59,900	5,891,764
Domino's Pizza Inc	91,500	37,545,195
Marriott International Inc/MD Class A1	72,923	22,992,622
Starbucks Corp	388,460	35,718,897
		102,148,478
Household Durables - 0.8%
DR Horton Inc	79,000	11,758,360
Somnigroup International Inc	829,455	72,867,622
Whirlpool Corp (b)	337,894	27,028,141
		111,654,123
Specialty Retail - 1.1%
Home Depot Inc/The	103,300	38,695,147
Lowe's Cos Inc	447,071	119,394,781
		158,089,928
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	391,000	24,167,710
TOTAL CONSUMER DISCRETIONARY		396,060,239
Consumer Staples - 4.9%
Beverages - 2.0%
Brown-Forman Corp Class B (b)	1,056,500	28,916,405
Coca-Cola Co/The	1,825,794	136,587,649
Keurig Dr Pepper Inc	4,056,600	111,313,104
PepsiCo Inc	23,900	3,671,757
		280,488,915
Consumer Staples Distribution & Retail - 0.6%
Sysco Corp	349,536	29,308,594
Target Corp	559,500	59,010,465
		88,319,059
Food Products - 0.1%
Lamb Weston Holdings Inc	191,800	8,809,374
Mondelez International Inc	162,700	9,513,069
		18,322,443
Household Products - 0.3%
Colgate-Palmolive Co	69,100	6,239,039
Procter & Gamble Co/The	222,100	33,708,117
Reynolds Consumer Products Inc	97,500	2,259,075
		42,206,231
Personal Care Products - 1.2%
Estee Lauder Cos Inc/The Class A	443,600	51,138,208
Kenvue Inc	7,338,415	127,688,421
		178,826,629
Tobacco - 0.7%
Philip Morris International Inc	538,100	96,556,664
TOTAL CONSUMER STAPLES		704,719,941
Energy - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp	408,400	72,245,960
ConocoPhillips	473,800	49,384,174
Exxon Mobil Corp (d)	5,477,063	774,456,708
Murphy Oil Corp	624,800	18,800,232
Shell PLC ADR	4,114,900	316,970,747
TOTAL ENERGY		1,231,857,821
Financials - 16.8%
Banks - 11.5%
Bank of America Corp	8,134,778	432,770,190
M&T Bank Corp	431,594	95,628,283
PNC Financial Services Group Inc/The	845,617	188,826,276
Truist Financial Corp	684,900	35,217,558
US Bancorp	302,367	16,965,812
Wells Fargo & Co	9,712,841	878,914,982
		1,648,323,101
Capital Markets - 1.8%
Blue Owl Capital Inc Class A	3,180,800	43,386,112
Charles Schwab Corp/The	246,000	25,564,320
Intercontinental Exchange Inc	166,900	29,003,882
KKR & Co Inc Class A	703,265	80,355,059
Moody's Corp	26,600	13,713,896
MSCI Inc	2,100	1,279,362
Northern Trust Corp	301,577	45,064,651
Raymond James Financial Inc	135,020	22,394,417
		260,761,699
Financial Services - 2.1%
Apollo Global Management Inc	233,900	31,468,906
Mastercard Inc Class A	74,067	39,906,559
UWM Holdings Corp Class A	4,216,900	20,704,979
Visa Inc Class A	665,015	214,021,777
		306,102,221
Insurance - 1.4%
Arthur J Gallagher & Co	223,200	55,659,384
Brown & Brown Inc	958,300	69,093,430
Chubb Ltd	99,156	30,694,731
Marsh & McLennan Cos Inc	173,336	32,620,102
Travelers Companies Inc/The	56,427	16,054,046
		204,121,693
TOTAL FINANCIALS		2,419,308,714
Health Care - 9.1%
Biotechnology - 0.0%
Gilead Sciences Inc	89,900	12,761,305
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	333,400	36,440,620
Alcon AG (United States) (b)	636,800	51,568,064
Baxter International Inc	3,229,100	64,808,037
Becton Dickinson & Co	151,604	30,848,382
Boston Scientific Corp (c)	988,542	92,458,333
		276,123,436
Health Care Providers & Services - 2.5%
Cardinal Health Inc	112,711	24,219,340
Cigna Group/The	349,254	95,734,014
Humana Inc	179,900	35,116,480
McKesson Corp	63,467	52,754,405
UnitedHealth Group Inc	543,187	155,856,646
		363,680,885
Life Sciences Tools & Services - 1.1%
Bruker Corp (d)	697,394	30,887,580
Danaher Corp	311,803	68,250,559
Thermo Fisher Scientific Inc	90,800	52,537,788
		151,675,927
Pharmaceuticals - 3.6%
Eli Lilly & Co (d)	72,548	75,243,158
GSK PLC ADR	3,345,875	172,647,151
Haleon PLC ADR (b)	9,523,020	99,706,019
Johnson & Johnson	344,241	78,228,767
Merck & Co Inc	581,200	64,088,924
Royalty Pharma PLC Class A	608,500	25,362,280
Zoetis Inc Class A	15,400	1,922,228
		517,198,527
TOTAL HEALTH CARE		1,321,440,080
Industrials - 16.5%
Aerospace & Defense - 7.9%
Boeing Co (c)	1,554,530	363,324,752
GE Aerospace (d)	1,948,747	597,856,093
General Dynamics Corp	165,561	58,126,811
Howmet Aerospace Inc	77,450	16,115,796
Huntington Ingalls Industries Inc (d)	155,984	65,592,832
RTX Corp	37,200	7,474,596
Textron Inc	312,400	27,509,944
		1,136,000,824
Air Freight & Logistics - 1.3%
United Parcel Service Inc Class B	1,779,178	188,984,287
Building Products - 0.5%
A O Smith Corp	740,100	54,389,949
AAON Inc (b)	125,092	11,390,878
		65,780,827
Commercial Services & Supplies - 0.0%
Veralto Corp	89,934	8,901,667
Electrical Equipment - 3.7%
AMETEK Inc	40,000	8,959,200
Emerson Electric Co	57,900	8,508,984
GE Vernova Inc (d)	710,144	515,827,297
		533,295,481
Ground Transportation - 0.0%
Knight-Swift Transportation Holdings Inc	144,409	7,956,936
Machinery - 2.0%
Allison Transmission Holdings Inc	284,800	30,957,760
Cummins Inc	52,876	30,605,686
Deere & Co	29,400	15,523,200
Donaldson Co Inc	827,412	84,346,380
Nordson Corp	160,127	43,959,665
Otis Worldwide Corp	222,938	19,043,364
Stanley Black & Decker Inc	100,228	7,883,934
Westinghouse Air Brake Technologies Corp	222,100	51,114,094
		283,434,083
Professional Services - 0.3%
Equifax Inc	135,100	27,209,140
TransUnion	207,000	16,357,140
		43,566,280
Trading Companies & Distributors - 0.8%
Watsco Inc (b)	222,214	85,874,600
Wesco International Inc	99,400	28,769,342
		114,643,942
TOTAL INDUSTRIALS		2,382,564,327
Information Technology - 18.4%
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp/DE	37,464	4,735,074
IT Services - 0.2%
Amdocs Ltd	303,400	24,860,596
Semiconductors & Semiconductor Equipment - 8.5%
Analog Devices Inc (d)	58,808	18,282,231
Applied Materials Inc	138,795	44,736,404
Broadcom Inc	837,600	277,496,880
Lam Research Corp	341,000	79,609,860
Marvell Technology Inc	1,104,968	87,204,075
Micron Technology Inc (d)	262,300	108,823,024
NVIDIA Corp	3,054,400	583,787,472
Teradyne Inc	59,200	14,270,160
		1,214,210,106
Software - 6.2%
Intuit Inc	65,900	32,878,828
Microsoft Corp	1,990,765	856,606,272
		889,485,100
Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc	1,581,094	410,262,271
GPGI Inc (e)	2,511,929	59,206,167
GPGI Inc Class A (c)	85,800	2,022,306
Seagate Technology Holdings PLC	85,900	35,020,571
		506,511,315
TOTAL INFORMATION TECHNOLOGY		2,639,802,191
Materials - 0.7%
Chemicals - 0.7%
Air Products and Chemicals Inc	57,700	15,723,250
Dow Inc	220,100	6,063,755
LyondellBasell Industries NV Class A1	401,800	19,688,200
Mosaic Co/The	1,610,800	44,297,000
PPG Industries Inc	60,322	6,975,033
Scotts Miracle-Gro Co/The	152,600	9,799,972
Sherwin-Williams Co/The	16,000	5,674,240
TOTAL MATERIALS		108,221,450
Real Estate - 0.8%
Health Care REITs - 0.0%
Ventas Inc	109,800	8,528,166
Industrial REITs - 0.0%
Terreno Realty Corp	100,300	6,172,462
Residential REITs - 0.3%
Camden Property Trust	121,400	13,238,670
Sun Communities Inc	181,700	23,154,031
		36,392,701
Specialized REITs - 0.5%
American Tower Corp	365,878	65,594,608
Public Storage	2,600	718,094
		66,312,702
TOTAL REAL ESTATE		117,406,031
Utilities - 2.1%
Electric Utilities - 1.9%
Constellation Energy Corp	16,513	4,634,869
Duke Energy Corp	213,721	25,935,043
Edison International	300,500	18,715,140
Entergy Corp	316,526	30,351,678
Eversource Energy	366,600	25,343,058
Exelon Corp	174,240	7,802,467
FirstEnergy Corp	140,000	6,627,600
NextEra Energy Inc	60,000	5,274,000
PG&E Corp	301,400	4,647,588
Southern Co/The	1,635,566	146,072,400
		275,403,843
Multi-Utilities - 0.2%
Sempra	265,092	23,065,655
TOTAL UTILITIES		298,469,498
TOTAL UNITED STATES		12,373,024,712
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (c)	2,170,400	61,351,078
TOTAL COMMON STOCKS (Cost $7,168,665,806)		13,657,121,979

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
UNITED STATES - 2.0%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Bruker Corp 6.375% Series A	133,100	46,012,670
Industrials - 1.7%
Aerospace & Defense - 1.7%
Boeing Co Series A, 6%	3,211,000	239,665,267
TOTAL UNITED STATES		285,677,937
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $211,686,731)		285,677,937

U.S. Treasury Obligations - 0.2%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/26/2026 (d) (Cost $27,883,290)	3.67	27,954,000	27,886,569

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	485,953,644	486,050,835
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	210,333,559	210,354,592
TOTAL MONEY MARKET FUNDS (Cost $696,423,055)			696,405,427

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $8,104,658,882)	14,667,091,912
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(221,833,262)
NET ASSETS - 100.0%	14,445,258,650

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Analog Devices Inc	Chicago Board Options Exchange	419	13,025,872	330.00	3/2026	(347,770)
Bruker Corp	Chicago Board Options Exchange	673	2,980,717	60.00	3/2026	(28,603)
Bruker Corp	Chicago Board Options Exchange	673	2,980,717	57.50	3/2026	(30,285)
Bruker Corp	Chicago Board Options Exchange	673	2,980,717	55.00	3/2026	(38,698)
Eli Lilly & Co	Chicago Board Options Exchange	84	8,712,060	1,130.00	2/2026	(111,720)
Exxon Mobil Corp	Chicago Board Options Exchange	2,686	37,980,040	150.00	3/2026	(538,543)
GE Aerospace	Chicago Board Options Exchange	740	22,702,460	370.00	3/2026	(33,300)
GE Vernova Inc	Chicago Board Options Exchange	336	24,406,032	800.00	4/2026	(1,218,000)
GE Vernova Inc	Chicago Board Options Exchange	333	24,188,121	750.00	2/2026	(724,275)
GE Vernova Inc	Chicago Board Options Exchange	333	24,188,121	700.00	2/2026	(1,568,430)
GE Vernova Inc	Chicago Board Options Exchange	333	24,188,121	740.00	2/2026	(844,155)
GE Vernova Inc	Chicago Board Options Exchange	336	24,406,032	780.00	3/2026	(955,920)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	84	3,532,284	450.00	2/2026	(76,440)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	252	10,596,852	410.00	3/2026	(753,480)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	84	3,532,284	450.00	3/2026	(115,080)
Micron Technology Inc	Chicago Board Options Exchange	251	10,413,488	360.00	3/2026	(1,967,213)
Micron Technology Inc	Chicago Board Options Exchange	251	10,413,488	370.00	3/2026	(1,800,298)
Micron Technology Inc	Chicago Board Options Exchange	252	10,454,976	390.00	3/2026	(1,512,000)

						(12,664,210)
Put Options
GE Vernova Inc	Chicago Board Options Exchange	560	40,676,720	480.00	2/2026	(14,000)

						(14,000)
TOTAL WRITTEN OPTIONS						(12,678,210)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $271,386,916.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,206,167 or 0.4% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,576,519 or 0.4% of net assets.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $51,576,519 or 0.4% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GPGI Inc	11/3/2025	46,470,687

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	365,507,807	1,047,660,579	927,091,778	8,539,004	(8,145)	(17,628)	486,050,835	485,953,644	0.8%
Fidelity Securities Lending Cash Central Fund	226,453,130	629,607,094	645,715,260	371,910	9,628	-	210,354,592	210,333,559	0.7%
Total	591,960,937	1,677,267,673	1,572,807,038	8,910,914	1,483	(17,628)	696,405,427

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	821,802,880	753,174,420	68,628,460	-
Consumer Discretionary	396,060,239	396,060,239	-	-
Consumer Staples	912,943,163	912,943,163	-	-
Energy	1,506,532,272	1,506,532,272	-	-
Financials	2,501,181,099	2,481,441,058	19,740,041	-
Health Care	1,512,710,195	1,512,710,195	-	-
Industrials	2,466,546,581	2,382,564,327	83,982,254	-
Information Technology	2,951,422,247	2,951,422,247	-	-
Materials	172,047,774	172,047,774	-	-
Real Estate	117,406,031	117,406,031	-	-
Utilities	298,469,498	298,469,498	-	-

Convertible Preferred Stocks
Health Care	46,012,670	-	46,012,670	-
Industrials	239,665,267	-	239,665,267	-

U.S. Treasury Obligations	27,886,569	-	27,886,569	-

Money Market Funds	696,405,427	696,405,427	-	-
Total Investments in Securities:	14,667,091,912	14,181,176,651	485,915,261	-
Derivative Instruments:

Liabilities
Written Options	(12,678,210)	(12,678,210)	-	-
Total Liabilities	(12,678,210)	(12,678,210)	-	-
Total Derivative Instruments:	(12,678,210)	(12,678,210)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(12,678,210)
Total Equity Risk	-	(12,678,210)
Total Value of Derivatives	-	(12,678,210)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $200,760,339) - See accompanying schedule:
Unaffiliated issuers (cost $7,408,235,827)	$13,970,686,485
Fidelity Central Funds (cost $696,423,055)	696,405,427

Total Investment in Securities (cost $8,104,658,882)		$14,667,091,912
Foreign currency held at value (cost $238)		235
Receivable for investments sold		29,021,030
Receivable for fund shares sold		4,623,924
Dividends receivable		10,320,632
Distributions receivable from Fidelity Central Funds		1,500,451
Prepaid expenses		8,455
Receivable from investment adviser for expense reductions		13,904
Other receivables		61,012
Total assets		14,712,641,555
Liabilities
Payable to custodian bank	$497,652
Payable for investments purchased	30,166,953
Payable for fund shares redeemed	7,027,129
Accrued management fee	6,053,088
Distribution and service plan fees payable	316,005
Written options, at value (premium received $9,077,725)	12,678,210
Other payables and accrued expenses	298,903
Collateral on securities loaned	210,344,965
Total liabilities		267,382,905
Net Assets		$14,445,258,650
Net Assets consist of:
Paid in capital		$7,764,935,542
Total accumulated earnings (loss)		6,680,323,108
Net Assets		$14,445,258,650

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($733,021,504 ÷ 10,442,439 shares)(a)		$70.20
Maximum offering price per share (100/94.25 of $70.20)		$74.48
Class M :
Net Asset Value and redemption price per share ($246,334,238 ÷ 3,510,215 shares)(a)		$70.18
Maximum offering price per share (100/96.50 of $70.18)		$72.73
Class C :
Net Asset Value and offering price per share ($74,394,337 ÷ 1,061,228 shares)(a)		$70.10
Growth and Income :
Net Asset Value, offering price and redemption price per share ($11,260,516,810 ÷ 160,320,318 shares)		$70.24
Class K :
Net Asset Value, offering price and redemption price per share ($1,643,184,881 ÷ 23,424,142 shares)		$70.15
Class I :
Net Asset Value, offering price and redemption price per share ($278,488,760 ÷ 3,965,298 shares)		$70.23
Class Z :
Net Asset Value, offering price and redemption price per share ($209,318,120 ÷ 2,980,786 shares)		$70.22
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$112,188,804
Interest		170,331
Income from Fidelity Central Funds (including $371,910 from security lending)		8,910,914
Total income		121,270,049
Expenses
Management fee	$33,774,480
Distribution and service plan fees	1,818,546
Custodian fees and expenses	250,583
Independent trustees' fees and expenses	26,225
Registration fees	129,033
Audit fees	75,700
Legal	15,484
Miscellaneous	20,773
Total expenses before reductions	36,110,824
Expense reductions	(52,732)
Total expenses after reductions		36,058,092
Net Investment income (loss)		85,211,957
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	391,440,024
Fidelity Central Funds	1,483
Foreign currency transactions	(27,094)
Written options	10,178,308
Total net realized gain (loss)		401,592,721
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	884,780,784
Fidelity Central Funds	(17,628)
Assets and liabilities in foreign currencies	69,840
Written options	(1,064,380)
Total change in net unrealized appreciation (depreciation)		883,768,616
Net gain (loss)		1,285,361,337
Net increase (decrease) in net assets resulting from operations		$1,370,573,294
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,211,957	$152,681,526
Net realized gain (loss)	401,592,721	1,095,465,819
Change in net unrealized appreciation (depreciation)	883,768,616	753,846,006
Net increase (decrease) in net assets resulting from operations	1,370,573,294	2,001,993,351
Distributions to shareholders	(1,180,984,034)	(728,201,156)

Share transactions - net increase (decrease)	1,657,104,320	567,743,618
Total increase (decrease) in net assets	1,846,693,580	1,841,535,813

Net Assets
Beginning of period	12,598,565,070	10,757,029,257
End of period	$14,445,258,650	$12,598,565,070

Financial Highlights
Fidelity Advisor® Growth & Income Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$69.46	$62.51
Income from Investment Operations
Net investment income (loss) B,C	.35	.24
Net realized and unrealized gain (loss)	6.56	7.08
Total from investment operations	6.91	7.32
Distributions from net investment income	(.45)	(.36)
Distributions from net realized gain	(5.72)	- D
Total distributions	(6.17)	(.37) E
Net asset value, end of period	$70.20	$69.46
Total Return F,G,H	10.54%	11.78%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.81% K	.82% K
Expenses net of fee waivers, if any	.81 % K	.82% K
Expenses net of all reductions, if any	.81% K	.82% K
Net investment income (loss)	1.01% K	1.04% K
Supplemental Data
Net assets, end of period (000 omitted)	$733,022	$668,894
Portfolio turnover rate L	18 % K	15% M

AFor the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Growth & Income Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$69.44	$62.51
Income from Investment Operations
Net investment income (loss) B,C	.26	.18
Net realized and unrealized gain (loss)	6.56	7.08
Total from investment operations	6.82	7.26
Distributions from net investment income	(.36)	(.33)
Distributions from net realized gain	(5.72)	- D
Total distributions	(6.08)	(.33)
Net asset value, end of period	$70.18	$69.44
Total Return E,F,G	10.40%	11.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.06% J	1.07% J
Expenses net of fee waivers, if any	1.06 % J	1.07% J
Expenses net of all reductions, if any	1.06% J	1.07% J
Net investment income (loss)	.76% J	.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$246,334	$232,932
Portfolio turnover rate K	18 % J	15% L

AFor the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Growth & Income Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$69.38	$62.51
Income from Investment Operations
Net investment income (loss) B,C	.09	.07
Net realized and unrealized gain (loss)	6.54	7.06
Total from investment operations	6.63	7.13
Distributions from net investment income	(.20)	(.26)
Distributions from net realized gain	(5.72)	- D
Total distributions	(5.91) E	(.26)
Net asset value, end of period	$70.10	$69.38
Total Return F,G,H	10.12%	11.48%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.56% K	1.57% K
Expenses net of fee waivers, if any	1.56 % K	1.57% K
Expenses net of all reductions, if any	1.56% K	1.57% K
Net investment income (loss)	.26% K	.28% K
Supplemental Data
Net assets, end of period (000 omitted)	$74,394	$67,497
Portfolio turnover rate L	18 % K	15% M

AFor the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Growth & Income Portfolio

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$69.50	$62.78	$54.20	$48.92	$51.87	$38.15
Income from Investment Operations
Net investment income (loss) A,B	.45	.87	.85	.84	.76	.78
Net realized and unrealized gain (loss)	6.56	10.05	9.84	6.13	(.61)	14.49
Total from investment operations	7.01	10.92	10.69	6.97	.15	15.27
Distributions from net investment income	(.55)	(.88)	(.84)	(.86)	(1.06)	(.79)
Distributions from net realized gain	(5.72)	(3.32)	(1.27)	(.83)	(2.05)	(.75)
Total distributions	(6.27)	(4.20)	(2.11)	(1.69)	(3.10) C	(1.55) C
Net asset value, end of period	$70.24	$69.50	$62.78	$54.20	$48.92	$51.87
Total Return D,E	10.69%	18.36%	20.41%	14.77%	.26%	41.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.52% H	.53%	.56%	.58%	.57%	.58%
Expenses net of fee waivers, if any	.52 % H	.53%	.56%	.58%	.57%	.58%
Expenses net of all reductions, if any	.52% H	.53%	.56%	.58%	.57%	.58%
Net investment income (loss)	1.31% H	1.36%	1.52%	1.71%	1.51%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$11,260,517	$10,506,100	$9,390,438	$8,277,107	$7,360,433	$7,218,934
Portfolio turnover rate I	18 % H	15% J	19%	13%	12%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Growth & Income Portfolio Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$69.46	$62.71	$54.14	$48.86	$51.82	$38.11
Income from Investment Operations
Net investment income (loss) A,B	.47	.91	.90	.89	.81	.81
Net realized and unrealized gain (loss)	6.56	10.06	9.83	6.13	(.62)	14.48
Total from investment operations	7.03	10.97	10.73	7.02	.19	15.29
Distributions from net investment income	(.62)	(.89)	(.89)	(.91)	(1.10)	(.83)
Distributions from net realized gain	(5.72)	(3.32)	(1.27)	(.83)	(2.05)	(.75)
Total distributions	(6.34)	(4.22) C	(2.16)	(1.74)	(3.15)	(1.58)
Net asset value, end of period	$70.15	$69.46	$62.71	$54.14	$48.86	$51.82
Total Return D,E	10.73%	18.46%	20.52%	14.89%	.33%	41.15%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.46%	.47%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45 % H	.46%	.47%	.48%	.48%	.49%
Expenses net of all reductions, if any	.45% H	.45%	.47%	.48%	.48%	.49%
Net investment income (loss)	1.38% H	1.43%	1.61%	1.80%	1.60%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,643,185	$687,569	$1,366,591	$1,079,945	$323,298	$850,210
Portfolio turnover rate I	18 % H	15% J	19%	13%	12%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Growth & Income Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$69.50	$62.51
Income from Investment Operations
Net investment income (loss) B,C	.43	.30
Net realized and unrealized gain (loss)	6.56	7.09
Total from investment operations	6.99	7.39
Distributions from net investment income	(.54)	(.40)
Distributions from net realized gain	(5.72)	- D
Total distributions	(6.26)	(.40)
Net asset value, end of period	$70.23	$69.50
Total Return E,F	10.66%	11.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.56% I	.57% I
Expenses net of fee waivers, if any	.56 % I	.57% I
Expenses net of all reductions, if any	.56% I	.57% I
Net investment income (loss)	1.26% I	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$278,489	$248,605
Portfolio turnover rate J	18 % I	15% K

AFor the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Growth & Income Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$69.49	$62.51
Income from Investment Operations
Net investment income (loss) B,C	.47	.32
Net realized and unrealized gain (loss)	6.56	7.08
Total from investment operations	7.03	7.40
Distributions from net investment income	(.58)	(.42)
Distributions from net realized gain	(5.72)	- D
Total distributions	(6.30)	(.42)
Net asset value, end of period	$70.22	$69.49
Total Return E,F	10.73%	11.92%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.46% I
Expenses net of fee waivers, if any	.45 % I	.45% I
Expenses net of all reductions, if any	.44% I	.45% I
Net investment income (loss)	1.38% I	1.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$209,318	$186,970
Portfolio turnover rate J	18 % I	15% K

AFor the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Growth & Income Portfolio, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,835,885,679
Gross unrealized depreciation	(286,851,284)
Net unrealized appreciation (depreciation)	$6,549,034,395
Tax cost	$8,114,457,032

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and -kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth & Income Portfolio	1,612,962,908	1,158,315,303
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.59
Class C	.61
Growth and Income	.54
Class K	.45
Class I	.61
Class Z	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.55
Class M	.55
Class C	.55
Growth and Income	.51
Class K	.44
Class I	.55
Class Z	.44

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	870,028	13,209
Class M	.25%	.25%	594,019	594
Class C	.75%	.25%	354,499	57,185
			1,818,546	70,988

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	93,844
Class M	6,527
Class CA	354
100,725

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth & Income Portfolio	$60,625

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth & Income Portfolio	26,198

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth & Income Portfolio	72,839,748	78,031,515	38,435,207
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Growth & Income Portfolio	10,488
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth & Income Portfolio	40,415	2,074	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $46,441.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,291.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026	Year ended July 31, 2025A
Fidelity Growth & Income Portfolio
Distributions to shareholders
Class A	$60,448,172	$3,520,397
Class M	20,392,373	1,115,703
Class C	5,884,973	256,334
Growth and Income	954,609,663	631,747,017
Class K	98,245,073	89,048,772
Class I	23,614,417	1,489,563
Class Z	17,789,363	1,023,370
Total	$1,180,984,034	$728,201,156

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026	Year ended July 31, 2025A	Six months ended January 31, 2026	Year ended July 31, 2025A
Fidelity Growth & Income Portfolio
Class A
Shares sold	596,064	437,926	$40,935,740	$28,088,010
Issued in exchange for the shares of the Acquired Fund(s)	-	9,556,781	-	586,499,971
Reinvestment of distributions	869,360	55,050	58,266,100	3,386,803
Shares redeemed	(652,770)	(419,972)	(44,677,335)	(26,604,761)
Net increase (decrease)	812,654	9,629,785	$54,524,505	$591,370,023
Class M
Shares sold	111,271	117,610	$7,619,353	$7,341,688
Issued in exchange for the shares of the Acquired Fund(s)	-	3,353,383	-	205,797,269
Reinvestment of distributions	298,422	18,035	19,983,645	1,094,526
Shares redeemed	(253,900)	(134,606)	(17,364,870)	(8,504,158)
Net increase (decrease)	155,793	3,354,422	$10,238,128	$205,729,325
Class C
Shares sold	124,165	78,012	$8,486,819	$5,030,571
Issued in exchange for the shares of the Acquired Fund(s)	-	985,180	-	60,450,580
Reinvestment of distributions	83,718	4,090	5,596,359	240,625
Shares redeemed	(119,497)	(94,440)	(8,176,800)	(5,895,471)
Net increase (decrease)	88,386	972,842	$5,906,378	$59,826,305
Growth and Income
Shares sold	5,636,168	11,304,041	$387,626,939	$719,735,117
Reinvestment of distributions	13,054,194	9,353,428	875,754,009	580,207,770
Shares redeemed	(9,546,179)	(19,061,067)	(654,819,901)	(1,205,234,270)
Net increase (decrease)	9,144,183	1,596,402	$608,561,047	$94,708,617
Class K
Shares sold	13,148,393	2,660,510	$908,630,968	$169,715,018
Reinvestment of distributions	1,460,462	1,438,734	98,245,073	89,048,772
Shares redeemed	(1,083,595)	(15,991,869)	(74,403,811)	(1,027,556,696)
Net increase (decrease)	13,525,260	(11,892,625)	$932,472,230	$(768,792,906)
Class I
Shares sold	729,433	276,945	$50,040,028	$17,659,752
Issued in exchange for the shares of the Acquired Fund(s)	-	3,856,664	-	236,722,041
Reinvestment of distributions	327,762	22,699	21,994,041	1,404,015
Shares redeemed	(669,188)	(579,017)	(45,851,118)	(35,016,560)
Net increase (decrease)	388,007	3,577,291	$26,182,951	$220,769,248
Class Z
Shares sold	660,321	768,143	$44,985,474	$46,582,529
Issued in exchange for the shares of the Acquired Fund(s)	-	2,100,705	-	128,941,199
Reinvestment of distributions	221,081	14,880	14,844,143	938,105
Shares redeemed	(591,200)	(193,144)	(40,610,536)	(12,328,827)
Net increase (decrease)	290,202	2,690,584	$19,219,081	$164,133,006

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Prior Fiscal Year Reorganization Information.
On March 28, 2025, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Growth & Income Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 20, 2025. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Growth & Income Fund	1,217,804,274	455,899,046
Class A			586,499,971	14,700,013	0.6501205801
Class M			205,797,269	5,142,382	0.6521068926
Class C			60,450,580	1,665,753	0.5914325293
Class I			236,722,041	5,754,284	0.6702248289
Class Z			128,941,199	3,127,108	0.6717725644

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Growth & Income Portfolio	10,296,050,234	11,514,461,294

Pro forma results of operations of the combined entity for the entire period ended July 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$162,067,797
Total net realized gain (loss)	1,137,096,885
Total change in net unrealized appreciation (depreciation)	744,347,394
Net increase (decrease) in net assets resulting from operations	$2,043,512,076

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's Statement of Operations since March 28, 2025.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.700483.129
GAI-SANN-0426
Fidelity® Dividend Growth Fund

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Dividend Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Glencore PLC	2,615,900	17,833,523
BERMUDA - 0.2%
Industrials - 0.2%
Marine Transportation - 0.2%
Himalaya Shipping Ltd	488,053	5,250,225
Himalaya Shipping Ltd (United States) (a)	1,540,100	16,725,486

TOTAL BERMUDA		21,975,711
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Wheaton Precious Metals Corp	425,300	56,030,968
CANADA - 3.0%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Imperial Oil Ltd (a)	465,300	47,010,113
Teekay Tankers Ltd Class A	1,303,262	84,086,465
TOTAL ENERGY		131,096,578
Financials - 1.8%
Capital Markets - 1.8%
Brookfield Corp Class A (United States)	4,137,800	188,476,790
TOTAL CANADA		319,573,368
GERMANY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Siemens Energy AG (b)	273,400	46,844,997
KOREA (SOUTH) - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	211,070	132,252,473
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	272,890	30,190,900
TOTAL KOREA (SOUTH)		162,443,373
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr Drilling Ltd (a)	2,454,349	11,486,352
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
BE Semiconductor Industries NV	158,600	30,925,426
NORWAY - 0.6%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Bruton Ltd	1,628,340	8,876,782
Industrials - 0.5%
Marine Transportation - 0.5%
2020 Bulkers Ltd (d)	1,487,081	22,096,598
Stolt-Nielsen Ltd	1,084,900	34,077,385
TOTAL INDUSTRIALS		56,173,983
TOTAL NORWAY		65,050,765
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	546,000	30,100,715
Taiwan Semiconductor Manufacturing Co Ltd ADR	592,380	195,817,133

TOTAL TAIWAN		225,917,848
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Vistry Group PLC (b)	2,260,500	20,575,668
Consumer Staples - 1.4%
Tobacco - 1.4%
British American Tobacco PLC	2,413,082	145,782,974
Energy - 0.1%
Energy Equipment & Services - 0.1%
Subsea 7 SA	469,200	11,965,684
TOTAL UNITED KINGDOM		178,324,326
UNITED STATES - 88.7%
Communication Services - 12.5%
Diversified Telecommunication Services - 0.5%
Comcast Corp Class A	1,978,542	58,861,625
Interactive Media & Services - 11.6%
Alphabet Inc Class A	2,459,300	831,243,400
Match Group Inc	395,900	12,332,285
Meta Platforms Inc Class A	558,300	400,021,950
		1,243,597,635
Media - 0.0%
Versant Media Group Inc Class A	70,309	2,290,667
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	232,900	45,930,209
TOTAL COMMUNICATION SERVICES		1,350,680,136
Consumer Discretionary - 3.4%
Distributors - 0.4%
Gold.com Inc	931,700	48,308,645
Diversified Consumer Services - 0.4%
Service Corp International/US	570,400	45,877,272
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp (b)	678,600	20,371,572
Hilton Worldwide Holdings Inc	81,900	24,447,969
Marriott International Inc/MD Class A1	103,900	32,759,670
Starbucks Corp	900	82,755
Vail Resorts Inc (a)	333,500	44,378,845
		122,040,811
Household Durables - 1.5%
DR Horton Inc	108,300	16,119,372
PulteGroup Inc	34,800	4,353,132
Somnigroup International Inc	1,166,300	102,459,455
Whirlpool Corp (a)	298,600	23,885,014
		146,816,973
TOTAL CONSUMER DISCRETIONARY		363,043,701
Consumer Staples - 2.5%
Beverages - 1.0%
Constellation Brands Inc Class A	234,000	36,667,800
Keurig Dr Pepper Inc	2,705,800	74,247,152
		110,914,952
Household Products - 0.1%
Reynolds Consumer Products Inc	607,200	14,068,824
Tobacco - 1.4%
Philip Morris International Inc	784,200	140,716,848
TOTAL CONSUMER STAPLES		265,700,624
Energy - 7.2%
Energy Equipment & Services - 1.4%
Archrock Inc	2,275,351	67,327,636
Kodiak Gas Services Inc	1,875,200	78,777,152
		146,104,788
Oil, Gas & Consumable Fuels - 5.8%
Black Stone Minerals LP	2,132,080	31,490,822
Cheniere Energy Inc	95,800	20,263,615
ConocoPhillips	288,500	30,070,355
Core Natural Resources Inc	446,742	42,610,252
DHT Holdings Inc	1,590,200	22,787,566
Energy Transfer LP	2,745,500	50,654,475
Enterprise Products Partners LP	3,093,500	102,673,265
Exxon Mobil Corp	1,179,319	166,755,707
MPLX LP	1,259,500	70,406,050
Shell PLC ADR	1,210,800	93,267,924
		630,980,031
TOTAL ENERGY		777,084,819
Financials - 14.1%
Banks - 2.4%
Bank of America Corp	2,324,900	123,684,680
Wells Fargo & Co	1,450,483	131,254,207
		254,938,887
Capital Markets - 5.3%
Ares Capital Corp (a)	929,298	18,483,737
Blue Owl Capital Corp	10,692,554	128,310,648
Blue Owl Capital Inc Class A (a)	11,421,900	155,794,716
Cboe Global Markets Inc	301,500	79,915,590
Intercontinental Exchange Inc	467,100	81,172,638
Jefferies Financial Group Inc	292,600	17,901,268
KKR & Co Inc Class A	268,800	30,713,088
LPL Financial Holdings Inc	67,500	24,603,750
Raymond James Financial Inc	214,200	35,527,212
		572,422,647
Consumer Finance - 0.0%
FirstCash Holdings Inc	65,700	11,201,850
Financial Services - 3.8%
Apollo Global Management Inc	1,045,900	140,715,386
Mastercard Inc Class A	129,900	69,988,821
UWM Holdings Corp Class A (a)	12,462,600	61,191,366
Visa Inc Class A	415,416	133,693,331
		405,588,904
Insurance - 2.6%
Arthur J Gallagher & Co	248,100	61,868,697
Chubb Ltd	204,600	63,335,976
Marsh & McLennan Cos Inc	343,200	64,586,808
Travelers Companies Inc/The	149,100	42,420,441
W R Berkley Corp (a)	682,600	46,812,708
		279,024,630
TOTAL FINANCIALS		1,523,176,918
Health Care - 6.1%
Biotechnology - 0.4%
Gilead Sciences Inc	303,200	43,039,240
Health Care Equipment & Supplies - 0.4%
Baxter International Inc	1,990,900	39,957,363
Health Care Providers & Services - 1.4%
Cigna Group/The	189,300	51,889,023
Humana Inc	175,200	34,199,040
UnitedHealth Group Inc	242,503	69,581,386
		155,669,449
Life Sciences Tools & Services - 1.6%
Bruker Corp (a)	917,500	40,636,075
Danaher Corp	178,800	39,137,532
Thermo Fisher Scientific Inc	165,700	95,875,677
		175,649,284
Pharmaceuticals - 2.3%
Eli Lilly & Co	78,800	81,727,420
Merck & Co Inc	398,900	43,986,703
Royalty Pharma PLC Class A	2,758,800	114,986,784
		240,700,907
TOTAL HEALTH CARE		655,016,243
Industrials - 15.9%
Aerospace & Defense - 3.9%
Boeing Co (b)	1,333,540	311,674,969
GE Aerospace	136,037	41,734,791
General Dynamics Corp	43,600	15,307,524
Huntington Ingalls Industries Inc	125,600	52,816,056
		421,533,340
Air Freight & Logistics - 0.7%
United Parcel Service Inc Class B	738,300	78,422,226
Building Products - 0.5%
A O Smith Corp (a)	738,700	54,287,063
Construction & Engineering - 1.1%
EMCOR Group Inc	162,400	117,046,552
Electrical Equipment - 3.0%
GE Vernova Inc	298,233	216,627,504
Regal Rexnord Corp	249,400	40,278,100
Vertiv Holdings Co Class A	341,844	63,644,516
		320,550,120
Machinery - 4.7%
Allison Transmission Holdings Inc	1,618,945	175,979,322
Cummins Inc	94,900	54,930,018
Otis Worldwide Corp	477,500	40,788,050
PACCAR Inc	478,900	58,861,599
Westinghouse Air Brake Technologies Corp	747,800	172,098,692
		502,657,681
Passenger Airlines - 0.2%
Delta Air Lines Inc	285,800	18,831,362
Professional Services - 1.7%
Paycom Software Inc (a)	595,900	80,297,525
SS&C Technologies Holdings Inc	1,317,842	107,918,081
		188,215,606
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies Inc	58,000	15,103,780
TOTAL INDUSTRIALS		1,716,647,730
Information Technology - 21.4%
Electronic Equipment, Instruments & Components - 0.0%
Vontier Corp	6,702	251,325
Semiconductors & Semiconductor Equipment - 10.7%
Broadcom Inc	626,200	207,460,060
Marvell Technology Inc	315,150	24,871,638
NVIDIA Corp	4,772,825	912,230,043
		1,144,561,741
Software - 5.1%
Intuit Inc	29,000	14,468,680
Microsoft Corp	1,202,600	517,466,754
Salesforce Inc	108,200	22,969,778
		554,905,212
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc	541,568	140,526,065
GPGI Inc (c)	1,900,804	44,801,950
GPGI Inc Class A (b)	135,100	3,184,307
Seagate Technology Holdings PLC	491,400	200,338,866
Western Digital Corp	878,800	219,902,124
		608,753,312
TOTAL INFORMATION TECHNOLOGY		2,308,471,590
Materials - 2.4%
Chemicals - 0.3%
Corteva Inc	143,600	10,454,080
LyondellBasell Industries NV Class A1	510,900	25,034,100
		35,488,180
Containers & Packaging - 0.3%
Smurfit WestRock PLC	719,300	29,944,459
Metals & Mining - 1.8%
Coeur Mining Inc (b)	807,400	16,503,256
Newmont Corp	760,300	85,419,705
Royal Gold Inc	362,600	95,476,206
		197,399,167
TOTAL MATERIALS		262,831,806
Real Estate - 2.4%
Health Care REITs - 0.8%
Ventas Inc	1,095,100	85,056,417
Real Estate Management & Development - 0.4%
St Joe Co/The	724,000	47,921,560
Retail REITs - 0.3%
Simon Property Group Inc	187,700	35,908,887
Specialized REITs - 0.9%
Millrose Properties Inc Class A (a)	3,043,600	90,699,280
TOTAL REAL ESTATE		259,586,144
Utilities - 0.8%
Electric Utilities - 0.8%
Edison International	210,200	13,091,256
Exelon Corp	375,930	16,834,145
NextEra Energy Inc	626,600	55,078,140
TOTAL UTILITIES		85,003,541
TOTAL UNITED STATES		9,567,243,252
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd (b)	2,070,300	58,521,534
TOTAL COMMON STOCKS (Cost $6,888,036,797)		10,762,171,443

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	954	954
Fidelity Securities Lending Cash Central Fund (e)(f)	3.70	259,601,980	259,627,940
TOTAL MONEY MARKET FUNDS (Cost $259,628,894)			259,628,894

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $7,147,665,691)	11,021,800,337
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(235,076,596)
NET ASSETS - 100.0%	10,786,723,741

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,801,950 or 0.4% of net assets.

(d)	Affiliated company.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GPGI Inc	11/3/2025	35,164,874

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,019,611	656,692,755	663,718,039	418,028	(1,044)	-	954	954	0.0%
Fidelity Securities Lending Cash Central Fund	101,632,686	1,805,637,567	1,647,625,220	309,513	(17,093)	-	259,627,940	259,601,980	0.8%
Total	105,652,297	2,462,330,322	2,311,343,259	727,541	(18,137)	-	259,628,894

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
2020 Bulkers Ltd	15,738,068	2,512,760	-	1,304,914	-	3,845,770	22,096,598	1,487,081
Total	15,738,068	2,512,760	-	1,304,914	-	3,845,770	22,096,598

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,350,680,136	1,350,680,136	-	-
Consumer Discretionary	383,619,369	383,619,369	-	-
Consumer Staples	411,483,598	265,700,624	145,782,974	-
Energy	940,510,215	940,510,215	-	-
Financials	1,711,653,708	1,711,653,708	-	-
Health Care	655,016,243	655,016,243	-	-
Industrials	1,841,642,421	1,841,642,421	-	-
Information Technology	2,727,758,237	2,697,657,522	30,100,715	-
Materials	395,217,831	377,384,308	17,833,523	-
Real Estate	259,586,144	259,586,144	-	-
Utilities	85,003,541	85,003,541	-	-

Money Market Funds	259,628,894	259,628,894	-	-
Total Investments in Securities:	11,021,800,337	10,828,083,125	193,717,212	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $275,552,322) - See accompanying schedule:
Unaffiliated issuers (cost $6,870,696,393)	$10,740,074,845
Fidelity Central Funds (cost $259,628,894)	259,628,894
Other affiliated issuers (cost $17,340,404)	22,096,598

Total Investment in Securities (cost $7,147,665,691)		$11,021,800,337
Cash		1,134
Foreign currency held at value (cost $61,343)		64,324
Receivable for investments sold		89,427,631
Receivable for fund shares sold		3,812,962
Dividends receivable		8,244,836
Distributions receivable from Fidelity Central Funds		65,862
Prepaid expenses		5,332
Other receivables		35,726
Total assets		11,123,458,144
Liabilities
Payable for investments purchased	$39,273,944
Payable for fund shares redeemed	5,498,200
Accrued management fee	6,479,552
Distribution and service plan fees payable	399,251
Notes payable to affiliates	25,158,000
Other payables and accrued expenses	285,294
Collateral on securities loaned	259,640,162
Total liabilities		336,734,403
Net Assets		$10,786,723,741
Net Assets consist of:
Paid in capital		$6,714,308,989
Total accumulated earnings (loss)		4,072,414,752
Net Assets		$10,786,723,741

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($775,708,514 ÷ 17,386,632 shares)(a)		$44.62
Maximum offering price per share (100/94.25 of $44.62)		$47.34
Class M :
Net Asset Value and redemption price per share ($461,076,077 ÷ 10,339,603 shares)(a)		$44.59
Maximum offering price per share (100/96.50 of $44.59)		$46.21
Class C :
Net Asset Value and offering price per share ($58,035,732 ÷ 1,302,052 shares)(a)		$44.57
Dividend Growth :
Net Asset Value, offering price and redemption price per share ($8,458,984,481 ÷ 189,415,186 shares)		$44.66
Class K :
Net Asset Value, offering price and redemption price per share ($527,701,708 ÷ 11,834,011 shares)		$44.59
Class I :
Net Asset Value, offering price and redemption price per share ($407,583,189 ÷ 9,132,385 shares)		$44.63
Class Z :
Net Asset Value, offering price and redemption price per share ($97,634,040 ÷ 2,187,717 shares)		$44.63
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends (including $1,304,914 earned from affiliated issuers)		$73,476,228
Interest		205
Income from Fidelity Central Funds (including $309,513 from security lending)		727,541
Total income		74,203,974
Expenses
Management fee
Basic fee	$30,234,152
Performance adjustment	530,884
Distribution and service plan fees	2,184,529
Custodian fees and expenses	50,830
Independent trustees' fees and expenses	19,980
Registration fees	135,230
Audit fees	67,288
Legal	7,241
Interest	27,977
Miscellaneous	13,872
Total expenses before reductions	33,271,983
Expense reductions	(79,363)
Total expenses after reductions		33,192,620
Net Investment income (loss)		41,011,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	462,411,979
Fidelity Central Funds	(18,137)
Foreign currency transactions	33,264
Total net realized gain (loss)		462,427,106
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $34,922)	934,635,798
Affiliated issuers	3,845,770
Assets and liabilities in foreign currencies	75,979
Total change in net unrealized appreciation (depreciation)		938,557,547
Net gain (loss)		1,400,984,653
Net increase (decrease) in net assets resulting from operations		$1,441,996,007
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,011,354	$68,249,256
Net realized gain (loss)	462,427,106	946,223,960
Change in net unrealized appreciation (depreciation)	938,557,547	236,579,777
Net increase (decrease) in net assets resulting from operations	1,441,996,007	1,251,052,993
Distributions to shareholders	(792,151,913)	(736,239,547)

Share transactions - net increase (decrease)	2,101,480,112	(459,304,731)
Total increase (decrease) in net assets	2,751,324,206	55,508,715

Net Assets
Beginning of period	8,035,399,535	7,979,890,820
End of period	$10,786,723,741	$8,035,399,535

Financial Highlights
Fidelity Advisor® Dividend Growth Fund Class A

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$41.80
Income from Investment Operations
Net investment income (loss) B,C	.11
Net realized and unrealized gain (loss)	6.54
Total from investment operations	6.65
Distributions from net investment income	(.41)
Distributions from net realized gain	(3.42)
Total distributions	(3.83)
Net asset value, end of period	$44.62
Total Return D,E,F	16.97%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.91% I
Expenses net of fee waivers, if any	.91 % I
Expenses net of all reductions, if any	.91% I
Net investment income (loss)	.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$775,709
Portfolio turnover rate J	43 % I,K

AFor the period August 1, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Dividend Growth Fund Class M

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$41.80
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	6.52
Total from investment operations	6.58
Distributions from net investment income	(.37)
Distributions from net realized gain	(3.42)
Total distributions	(3.79)
Net asset value, end of period	$44.59
Total Return D,E,F	16.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.16% I
Expenses net of fee waivers, if any	1.16 % I
Expenses net of all reductions, if any	1.16% I
Net investment income (loss)	.28% I
Supplemental Data
Net assets, end of period (000 omitted)	$461,076
Portfolio turnover rate J	43 % I,K

AFor the period August 1, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Dividend Growth Fund Class C

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$41.80
Income from Investment Operations
Net investment income (loss) B,C	(.05)
Net realized and unrealized gain (loss)	6.52
Total from investment operations	6.47
Distributions from net investment income	(.29)
Distributions from net realized gain	(3.42)
Total distributions	(3.70) D
Net asset value, end of period	$44.57
Total Return E,F,G	16.51%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.66% J
Expenses net of fee waivers, if any	1.66 % J
Expenses net of all reductions, if any	1.66% J
Net investment income (loss)	(.22)% J
Supplemental Data
Net assets, end of period (000 omitted)	$58,036
Portfolio turnover rate K	43 % J,L

AFor the period August 1, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Dividend Growth Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$42.48	$39.71	$32.22	$32.82	$36.80	$26.38
Income from Investment Operations
Net investment income (loss) A,B	.18	.35	.37	.47	.44	.42
Net realized and unrealized gain (loss)	5.85	6.12	8.26	2.26	(1.37)	10.59
Total from investment operations	6.03	6.47	8.63	2.73	(.93)	11.01
Distributions from net investment income	(.43)	(.35)	(.47)	(.47)	(.55)	(.59)
Distributions from net realized gain	(3.42)	(3.35)	(.67)	(2.85)	(2.50)	-
Total distributions	(3.85)	(3.70)	(1.14)	(3.33) C	(3.05)	(.59)
Net asset value, end of period	$44.66	$42.48	$39.71	$32.22	$32.82	$36.80
Total Return D,E	15.25%	17.62%	27.66%	9.39%	(2.83)%	42.42%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.67%	.71%	.58%	.48%	.49%
Expenses net of fee waivers, if any	.61 % H	.67%	.70%	.58%	.47%	.49%
Expenses net of all reductions, if any	.61% H	.67%	.70%	.58%	.47%	.48%
Net investment income (loss)	.87% H	.89%	1.07%	1.57%	1.27%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$8,458,984	$7,560,395	$6,859,493	$5,711,207	$5,660,951	$6,114,159
Portfolio turnover rate I	43 % H,J	81% K	70%	66% K	52%	93%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Dividend Growth Fund Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$42.42	$39.65	$32.17	$32.77	$36.76	$26.36
Income from Investment Operations
Net investment income (loss) A,B	.20	.38	.41	.50	.47	.44
Net realized and unrealized gain (loss)	5.83	6.10	8.25	2.26	(1.37)	10.57
Total from investment operations	6.03	6.48	8.66	2.76	(.90)	11.01
Distributions from net investment income	(.45)	(.36)	(.50)	(.50)	(.59)	(.61)
Distributions from net realized gain	(3.42)	(3.35)	(.67)	(2.85)	(2.50)	-
Total distributions	(3.86) C	(3.71)	(1.18) C	(3.36) C	(3.09)	(.61)
Net asset value, end of period	$44.59	$42.42	$39.65	$32.17	$32.77	$36.76
Total Return D,E	15.29%	17.68%	27.79%	9.51%	(2.75)%	42.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.59%	.62%	.49%	.38%	.39%
Expenses net of fee waivers, if any	.55 % H	.59%	.61%	.48%	.38%	.39%
Expenses net of all reductions, if any	.55% H	.59%	.61%	.48%	.38%	.38%
Net investment income (loss)	.94% H	.97%	1.16%	1.67%	1.36%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$527,702	$475,005	$1,120,398	$509,301	$542,465	$807,076
Portfolio turnover rate I	43 % H,J	81% K	70%	66% K	52%	93%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Dividend Growth Fund Class I

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$41.80
Income from Investment Operations
Net investment income (loss) B,C	.17
Net realized and unrealized gain (loss)	6.52
Total from investment operations	6.69
Distributions from net investment income	(.45)
Distributions from net realized gain	(3.42)
Total distributions	(3.86) D
Net asset value, end of period	$44.63
Total Return E,F	17.09%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66% I
Expenses net of fee waivers, if any	.66 % I
Expenses net of all reductions, if any	.66% I
Net investment income (loss)	.80% I
Supplemental Data
Net assets, end of period (000 omitted)	$407,583
Portfolio turnover rate J	43 % I,K

AFor the period August 1, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Dividend Growth Fund Class Z

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$41.80
Income from Investment Operations
Net investment income (loss) B,C	.19
Net realized and unrealized gain (loss)	6.53
Total from investment operations	6.72
Distributions from net investment income	(.47)
Distributions from net realized gain	(3.42)
Total distributions	(3.89)
Net asset value, end of period	$44.63
Total Return D,E	17.16%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.55% H
Expenses net of fee waivers, if any	.54 % H
Expenses net of all reductions, if any	.54% H
Net investment income (loss)	.90% H
Supplemental Data
Net assets, end of period (000 omitted)	$97,634
Portfolio turnover rate I	43 % H,J

AFor the period August 1, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on August 1, 2025. The Fund offers Class A, Class M, Class C, Dividend Growth, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,051,219,016
Gross unrealized depreciation	(214,977,137)
Net unrealized appreciation (depreciation)	$3,836,241,879
Tax cost	$7,185,558,458

The Fund elected to defer to its next fiscal year approximately $18,109,387 of capital losses recognized during the period November 1,2024 to July 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dividend Growth Fund	2,085,774,732	2,449,633,796

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Dividend Growth Fund	10,425,311	199,320,043	402,521,265
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.69
Class C	.72
Dividend Growth	.64
Class K	.55
Class I	.71
Class Z	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.65
Class M	.65
Class C	.65
Dividend Growth	.60
Class K	.53
Class I	.65
Class Z	.53

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Dividend Growth Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Dividend Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .01%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	869,196	8,348
Class M	.25%	.25%	1,052,966	-
Class C	.75%	.25%	262,367	31,697
			2,184,529	40,045

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	72,300
Class M	3,115
Class CA	1,046
76,461

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Dividend Growth Fund	$35,726

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Dividend Growth Fund	52,101

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Dividend Growth Fund	Borrower	13,768,526	4.23%	27,977

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Dividend Growth Fund	180,315,169	99,285,532	15,815,637
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Dividend Growth Fund	7,218
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Dividend Growth Fund	32,703	69	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Dividend Growth Fund	27,151,225
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses and a portion of class-level operating expenses as follows:

Class-Level Amount ($)
Class A	5,706
Class M	3,470
Class C	432
Dividend Growth	61,988
Class K	3,830
Class I	3,294
Class Z	643
Total	79,363
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026A	Year ended July 31, 2025
Fidelity Dividend Growth Fund
Distributions to shareholders
Class A	$22,689,677	$ -
Class M	13,312,695	-
Class C	1,548,765	-
Dividend Growth	695,671,928	647,245,301
Class K	43,625,320	88,994,246
Class I	12,552,448	-
Class Z	2,751,080	-
Total	$792,151,913	$736,239,547

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period August 1, 2025 (commencement of sale of shares) through January 31, 2026.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026A	Year ended July 31, 2025	Six months ended January 31, 2026A	Year ended July 31, 2025
Fidelity Dividend Growth Fund
Class A
Shares sold	682,234	-	$28,417,635	$ -
Issued in exchange for the shares of the Acquired Fund(s)	17,356,465	-	698,076,608	-
Reinvestment of distributions	507,861	-	21,701,792	-
Shares redeemed	(1,159,928)	-	(49,066,831)	-
Net increase (decrease)	17,386,632	-	$699,129,204	$ -
Class M
Shares sold	336,937	-	$14,023,141	$ -
Issued in exchange for the shares of the Acquired Fund(s)	10,719,221	-	431,019,278	-
Reinvestment of distributions	307,597	-	13,136,931	-
Shares redeemed	(1,024,152)	-	(43,223,428)	-
Net increase (decrease)	10,339,603	-	$414,955,922	$ -
Class C
Shares sold	94,496	-	$3,969,418	$ -
Issued in exchange for the shares of the Acquired Fund(s)	1,330,305	-	53,491,655	-
Reinvestment of distributions	36,031	-	1,539,496	-
Shares redeemed	(158,780)	-	(6,676,847)	-
Net increase (decrease)	1,302,052	-	$52,323,722	$ -
Dividend Growth
Shares sold	6,954,081	22,536,616	$289,813,936	$872,369,212
Reinvestment of distributions	16,002,523	16,043,805	654,703,521	611,000,572
Shares redeemed	(11,525,856)	(33,321,298)	(487,785,975)	(1,284,097,584)
Net increase (decrease)	11,430,748	5,259,123	$456,731,482	$199,272,200
Class K
Shares sold	1,067,324	2,674,552	$44,949,909	$103,589,988
Reinvestment of distributions	1,068,045	2,352,752	43,625,320	88,994,246
Shares redeemed	(1,499,389)	(22,089,276)	(63,039,157)	(851,161,165)
Net increase (decrease)	635,980	(17,061,972)	$25,536,072	$(658,576,931)
Class I
Shares sold	386,354	-	$16,017,844	$ -
Issued in exchange for the shares of the Acquired Fund(s)	10,243,583	-	411,997,266	-
Reinvestment of distributions	289,226	-	12,354,099	-
Shares redeemed	(1,786,778)	-	(76,302,183)	-
Net increase (decrease)	9,132,385	-	$364,067,026	$ -
Class Z
Shares sold	406,165	-	$17,486,785	$ -
Issued in exchange for the shares of the Acquired Fund(s)	2,095,387	-	84,276,351	-
Reinvestment of distributions	58,735	-	2,509,172	-
Shares redeemed	(372,570)	-	(15,535,624)	-
Net increase (decrease)	2,187,717	-	$88,736,684	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period August 1, 2025 (commencement of sale of shares) through January 31, 2026.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Reorganization Information.
On August 8, 2025, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Dividend Growth Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees (the Board). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on August 1, 2025. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Dividend Growth Fund	1,677,762,721	536,654,831
Class A			698,076,608	30,907,100	0.5615688712
Class M			431,019,278	19,181,589	0.5588286496
Class C			53,491,655	2,588,422	0.5139442925
Class I			411,997,266	16,640,827	0.6155693685
Class Z			84,276,351	3,316,613	0.6317851815

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Dividend Growth Fund	8,048,859,623	9,727,720,781

Pro forma results of operations of the combined entity for the entire period ended January 31, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$41,617,578
Total net realized gain (loss)	463,595,657
Total change in net unrealized appreciation (depreciation)	947,021,340
Net increase (decrease) in net assets resulting from operations	$1,452,234,575

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's accompanying Statement of Operations since August 8, 2025.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.470802.129
DGF-SANN-0426
Fidelity® Blue Chip Value Fund

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Blue Chip Value Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
CANADA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cenovus Energy Inc (United States) (a)	273,200	5,387,504
TAIWAN - 2.0%
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	37,000	12,230,720
UNITED KINGDOM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC ADR	74,610	6,921,570
UNITED STATES - 95.8%
Communication Services - 10.2%
Diversified Telecommunication Services - 0.9%
Comcast Corp Class A	189,813	5,646,937
Entertainment - 1.6%
Walt Disney Co/The	85,511	9,645,641
Interactive Media & Services - 7.7%
Alphabet Inc Class A	83,486	28,218,268
Alphabet Inc Class C	34,400	11,645,432
Meta Platforms Inc Class A	9,000	6,448,500
		46,312,200
TOTAL COMMUNICATION SERVICES		61,604,778
Consumer Discretionary - 8.0%
Automobiles - 1.0%
General Motors Co	74,700	6,274,800
Broadline Retail - 3.4%
Amazon.com Inc (b)	85,300	20,412,290
Household Durables - 1.8%
PulteGroup Inc	62,600	7,830,634
Whirlpool Corp (a)	36,700	2,935,633
		10,766,267
Specialty Retail - 1.8%
Lowe's Cos Inc	39,664	10,592,668
TOTAL CONSUMER DISCRETIONARY		48,046,025
Consumer Staples - 5.5%
Beverages - 2.3%
Keurig Dr Pepper Inc	368,192	10,103,189
Primo Brands Corp Class A	190,700	3,611,858
		13,715,047
Consumer Staples Distribution & Retail - 2.0%
Kroger Co/The	84,700	5,323,395
US Foods Holding Corp (b)	83,500	6,982,270
		12,305,665
Food Products - 1.2%
Mondelez International Inc	120,307	7,034,350
TOTAL CONSUMER STAPLES		33,055,062
Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Exxon Mobil Corp	146,601	20,729,381
Targa Resources Corp (a)	30,400	6,109,792
Valero Energy Corp	32,100	5,823,903
TOTAL ENERGY		32,663,076
Financials - 18.9%
Banks - 8.4%
Citigroup Inc	99,000	11,455,290
US Bancorp	278,646	15,634,827
Wells Fargo & Co	260,458	23,568,844
		50,658,961
Capital Markets - 4.5%
Ameriprise Financial Inc	14,600	7,696,974
Blue Owl Capital Inc Class A	299,200	4,081,088
Charles Schwab Corp/The	87,700	9,113,784
State Street Corp	47,000	6,150,420
		27,042,266
Consumer Finance - 1.7%
Capital One Financial Corp	49,300	10,793,249
Insurance - 4.3%
Arthur J Gallagher & Co	23,200	5,785,384
Chubb Ltd	25,704	7,956,931
Globe Life Inc	35,900	5,033,898
Travelers Companies Inc/The	24,281	6,908,187
		25,684,400
TOTAL FINANCIALS		114,178,876
Health Care - 12.2%
Health Care Equipment & Supplies - 0.8%
Becton Dickinson & Co	22,800	4,639,344
Health Care Providers & Services - 4.3%
Cencora Inc	17,500	6,286,350
Cigna Group/The	28,903	7,922,601
Molina Healthcare Inc (b)	35,800	6,429,322
PACS Group Inc (b)	160,600	5,421,856
		26,060,129
Life Sciences Tools & Services - 2.2%
ICON PLC (b)	34,300	6,182,575
Thermo Fisher Scientific Inc	12,700	7,348,347
		13,530,922
Pharmaceuticals - 4.9%
GSK PLC ADR	141,900	7,322,040
Merck & Co Inc	111,283	12,271,176
Roche Holding AG non-voting shares	14,890	6,771,078
Royalty Pharma PLC Class A	80,500	3,355,240
		29,719,534
TOTAL HEALTH CARE		73,949,929
Industrials - 13.7%
Aerospace & Defense - 0.8%
Textron Inc	53,900	4,746,434
Air Freight & Logistics - 1.2%
FedEx Corp	22,600	7,282,850
Building Products - 0.8%
Builders FirstSource Inc (b)	43,600	4,987,840
Electrical Equipment - 2.0%
Acuity Inc	16,300	5,040,612
Regal Rexnord Corp	41,779	6,747,309
		11,787,921
Ground Transportation - 0.6%
Saia Inc (b)	13,200	4,420,284
Machinery - 3.6%
Deere & Co	16,687	8,810,736
Dover Corp	32,454	6,539,156
Westinghouse Air Brake Technologies Corp	27,100	6,236,794
		21,586,686
Professional Services - 1.7%
SS&C Technologies Holdings Inc	68,400	5,601,276
TransUnion	57,500	4,543,650
		10,144,926
Trading Companies & Distributors - 3.0%
Ferguson Enterprises Inc	28,050	7,081,503
United Rentals Inc	7,800	6,100,068
Wesco International Inc	16,400	4,746,652
		17,928,223
TOTAL INDUSTRIALS		82,885,164
Information Technology - 10.4%
Communications Equipment - 2.0%
Cisco Systems Inc	152,900	11,975,128
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics Inc (b)	42,200	5,591,078
Sanmina Corp (b)	36,200	5,128,816
		10,719,894
IT Services - 0.6%
GoDaddy Inc Class A (b)	38,400	3,859,968
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp (b)	97,600	4,535,472
Micron Technology Inc	18,100	7,509,328
		12,044,800
Software - 2.6%
Gen Digital Inc	169,603	4,068,776
Microsoft Corp	14,500	6,239,205
Salesforce Inc	23,932	5,080,524
		15,388,505
Technology Hardware, Storage & Peripherals - 1.4%
Western Digital Corp	34,400	8,607,912
TOTAL INFORMATION TECHNOLOGY		62,596,207
Materials - 4.3%
Chemicals - 1.6%
Air Products and Chemicals Inc	24,000	6,540,000
Mosaic Co/The	112,000	3,080,000
		9,620,000
Construction Materials - 1.1%
CRH PLC	53,522	6,551,628
Containers & Packaging - 0.8%
Smurfit WestRock PLC (a)	117,500	4,891,525
Metals & Mining - 0.8%
Steel Dynamics Inc	27,200	4,884,304
TOTAL MATERIALS		25,947,457
Real Estate - 4.2%
Health Care REITs - 1.0%
Welltower Inc	32,100	6,046,356
Industrial REITs - 1.3%
Prologis Inc	57,900	7,559,424
Retail REITs - 0.6%
Simon Property Group Inc	20,700	3,960,117
Specialized REITs - 1.3%
Public Storage	27,800	7,678,082
TOTAL REAL ESTATE		25,243,979
Utilities - 3.0%
Electric Utilities - 2.0%
NextEra Energy Inc	92,600	8,139,540
NRG Energy Inc	26,700	4,075,221
		12,214,761
Multi-Utilities - 1.0%
Sempra	68,600	5,968,886
TOTAL UTILITIES		18,183,647
TOTAL UNITED STATES		578,354,200
TOTAL COMMON STOCKS (Cost $513,831,125)		602,893,994

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	561,932	562,044
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	13,792,788	13,794,167
TOTAL MONEY MARKET FUNDS (Cost $14,356,211)			14,356,211

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $528,187,336)	617,250,205
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(13,346,067)
NET ASSETS - 100.0%	603,904,138

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,475,630	47,772,986	69,935,304	165,112	1,109	-	562,044	561,932	0.0%
Fidelity Securities Lending Cash Central Fund	3,310,875	151,013,988	140,531,638	16,104	942	-	13,794,167	13,792,788	0.0%
Total	25,786,505	198,786,974	210,466,942	181,216	2,051	-	14,356,211

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	61,604,778	61,604,778	-	-
Consumer Discretionary	48,046,025	48,046,025	-	-
Consumer Staples	33,055,062	33,055,062	-	-
Energy	38,050,580	38,050,580	-	-
Financials	114,178,876	114,178,876	-	-
Health Care	80,871,499	74,100,421	6,771,078	-
Industrials	82,885,164	82,885,164	-	-
Information Technology	74,826,927	74,826,927	-	-
Materials	25,947,457	25,947,457	-	-
Real Estate	25,243,979	25,243,979	-	-
Utilities	18,183,647	18,183,647	-	-

Money Market Funds	14,356,211	14,356,211	-	-
Total Investments in Securities:	617,250,205	610,479,127	6,771,078	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,455,390) - See accompanying schedule:
Unaffiliated issuers (cost $513,831,125)	$602,893,994
Fidelity Central Funds (cost $14,356,211)	14,356,211

Total Investment in Securities (cost $528,187,336)		$617,250,205
Foreign currency held at value (cost $104,050)		108,050
Receivable for investments sold		124,826
Receivable for fund shares sold		531,480
Dividends receivable		244,264
Reclaims receivable		315,238
Distributions receivable from Fidelity Central Funds		3,701
Prepaid expenses		389
Receivable from investment adviser for expense reductions		37,758
Other receivables		13,871
Total assets		618,629,782
Liabilities
Payable to custodian bank	$61,363
Payable for fund shares redeemed	628,042
Accrued management fee	218,502
Distribution and service plan fees payable	7,764
Other payables and accrued expenses	16,748
Collateral on securities loaned	13,793,225
Total liabilities		14,725,644
Net Assets		$603,904,138
Net Assets consist of:
Paid in capital		$420,623,182
Total accumulated earnings (loss)		183,280,956
Net Assets		$603,904,138

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($18,882,530 ÷ 706,641 shares)(a)		$26.72
Maximum offering price per share (100/94.25 of $26.72)		$28.35
Class M :
Net Asset Value and redemption price per share ($5,363,030 ÷ 200,742 shares)(a)		$26.72
Maximum offering price per share (100/96.50 of $26.72)		$27.69
Class C :
Net Asset Value and offering price per share ($1,959,429 ÷ 73,400 shares)(a)		$26.70
Fidelity Blue Chip Value Fund :
Net Asset Value, offering price and redemption price per share ($573,658,749 ÷ 21,435,037 shares)		$26.76
Class I :
Net Asset Value, offering price and redemption price per share ($3,204,289 ÷ 119,868 shares)		$26.73
Class Z :
Net Asset Value, offering price and redemption price per share ($836,111 ÷ 31,288 shares)		$26.72
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$5,938,200
Income from Fidelity Central Funds (including $16,104 from security lending)		181,216
Total income		6,119,416
Expenses
Management fee
Basic fee	$1,942,254
Performance adjustment	(693,895)
Distribution and service plan fees	31,930
Custodian fees and expenses	8,445
Independent trustees' fees and expenses	1,222
Registration fees	104,935
Audit fees	46,122
Legal	6,377
Interest	3,414
Miscellaneous	42,339
Total expenses before reductions	1,493,143
Expense reductions	(111,548)
Total expenses after reductions		1,381,595
Net Investment income (loss)		4,737,821
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	103,214,853
Fidelity Central Funds	2,051
Foreign currency transactions	(5,700)
Total net realized gain (loss)		103,211,204
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(25,178,164)
Assets and liabilities in foreign currencies	17,124
Total change in net unrealized appreciation (depreciation)		(25,161,040)
Net gain (loss)		78,050,164
Net increase (decrease) in net assets resulting from operations		$82,787,985
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,737,821	$12,187,023
Net realized gain (loss)	103,211,204	15,244,671
Change in net unrealized appreciation (depreciation)	(25,161,040)	(50,130,075)
Net increase (decrease) in net assets resulting from operations	82,787,985	(22,698,381)
Distributions to shareholders	(17,556,791)	(60,188,463)

Share transactions - net increase (decrease)	(20,337,772)	(101,932,392)
Total increase (decrease) in net assets	44,893,422	(184,819,236)

Net Assets
Beginning of period	559,010,716	743,829,952
End of period	$603,904,138	$559,010,716

Financial Highlights
Fidelity Advisor® Blue Chip Value Fund Class A

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$25.10
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	2.25
Total from investment operations	2.38
Distributions from net investment income	(.38)
Distributions from net realized gain	(.38)
Total distributions	(.76)
Net asset value, end of period	$26.72
Total Return D,E,F	9.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.78% I,J
Expenses net of fee waivers, if any	.74 % I,J
Expenses net of all reductions, if any	.74% I,J
Net investment income (loss)	1.34% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$18,883
Portfolio turnover rate K	126 % J,L

AFor the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Blue Chip Value Fund Class M

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$25.10
Income from Investment Operations
Net investment income (loss) B,C	.11
Net realized and unrealized gain (loss)	2.26
Total from investment operations	2.37
Distributions from net investment income	(.36)
Distributions from net realized gain	(.38)
Total distributions	(.75) D
Net asset value, end of period	$26.72
Total Return E,F,G	9.59%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.03% J,K
Expenses net of fee waivers, if any	.99 % J,K
Expenses net of all reductions, if any	.99% J,K
Net investment income (loss)	1.09% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$5,363
Portfolio turnover rate L	126 % K,M

AFor the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JProxy expenses are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Blue Chip Value Fund Class C

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$25.10
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	2.26
Total from investment operations	2.32
Distributions from net investment income	(.33)
Distributions from net realized gain	(.38)
Total distributions	(.72) D
Net asset value, end of period	$26.70
Total Return E,F,G	9.39%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.53% J,K
Expenses net of fee waivers, if any	1.49 % J,K
Expenses net of all reductions, if any	1.49% J,K
Net investment income (loss)	.59% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,959
Portfolio turnover rate L	126 % K,M

AFor the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JProxy expenses are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Blue Chip Value Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.94	$27.00	$25.17	$23.79	$23.11	$17.02
Income from Investment Operations
Net investment income (loss) A,B	.21	.47	.38	.31	.33	.27
Net realized and unrealized gain (loss)	3.37	(1.30)	2.36	1.69	.66	6.03
Total from investment operations	3.58	(.83)	2.74	2.00	.99	6.30
Distributions from net investment income	(.38)	(.42)	(.38)	(.26)	(.31)	(.21)
Distributions from net realized gain	(.38)	(1.80)	(.53)	(.37)	-	-
Total distributions	(.76)	(2.23) C	(.91)	(.62) C	(.31)	(.21)
Net asset value, end of period	$26.76	$23.94	$27.00	$25.17	$23.79	$23.11
Total Return D,E	15.13%	(3.28)%	11.31%	8.61%	4.28%	37.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H,I	.56%	.85%	.80%	.63%	.58%
Expenses net of fee waivers, if any	.45 % H,I	.56%	.85%	.79%	.63%	.58%
Expenses net of all reductions, if any	.45% H,I	.56%	.85%	.79%	.63%	.58%
Net investment income (loss)	1.63% H,I	1.88%	1.52%	1.32%	1.38%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$573,659	$559,011	$743,830	$752,556	$740,985	$525,809
Portfolio turnover rate J	126 % I,K	53%	39%	32%	41%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Blue Chip Value Fund Class I

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$25.10
Income from Investment Operations
Net investment income (loss) B,C	.16
Net realized and unrealized gain (loss)	2.25
Total from investment operations	2.41
Distributions from net investment income	(.40)
Distributions from net realized gain	(.38)
Total distributions	(.78)
Net asset value, end of period	$26.73
Total Return D,E	9.78%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H,I
Expenses net of fee waivers, if any	.44 % H,I
Expenses net of all reductions, if any	.44% H,I
Net investment income (loss)	1.64% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$3,204
Portfolio turnover rate J	126 % I,K

AFor the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Blue Chip Value Fund Class Z

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$25.10
Income from Investment Operations
Net investment income (loss) B,C	.17
Net realized and unrealized gain (loss)	2.25
Total from investment operations	2.42
Distributions from net investment income	(.42)
Distributions from net realized gain	(.38)
Total distributions	(.80)
Net asset value, end of period	$26.72
Total Return D,E	9.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.41% H,I
Expenses net of fee waivers, if any	.37 % H,I
Expenses net of all reductions, if any	.37% H,I
Net investment income (loss)	1.71% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$836
Portfolio turnover rate J	126 % I,K

AFor the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on September 11, 2025.  The Fund offers Class A, Class M, Class C, Fidelity Blue Chip Value Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$99,724,119
Gross unrealized depreciation	(10,685,200)
Net unrealized appreciation (depreciation)	$89,038,919
Tax cost	$528,211,286
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Value Fund	361,613,303	399,024,076
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Fidelity Blue Chip Value Fund	.68
Class I	.66
Class Z	.60

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Fidelity Blue Chip Value Fund	.66
Class I	.66
Class Z	.59

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Blue Chip Value Fund	Russell 1000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Blue Chip Value Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.24)%. The performance adjustment rate may differ for classes that were not in existence for the entire reporting period.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	16,104	-
Class M	.25%	.25%	9,238	-
Class C	.75%	.25%	6,588	665
			31,930	665

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,857
Class M	110
Class CA	16
1,983

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Blue Chip Value Fund	8,799

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Blue Chip Value Fund	Borrower	15,667,500	3.92%	3,414

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Value Fund	40,147,701	55,279,851	26,097,280
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Blue Chip Value Fund	498
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Blue Chip Value Fund	1,742	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $219.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses and a portion of class-level operating expenses as follows:

Fund-Level Amount ($)
Fidelity Blue Chip Value Fund	31,967

Class-Level Amount ($)
Class A	2,340
Class M	668
Class C	232
Fidelity Blue Chip Value Fund	75,641
Class I	405
Class Z	76
Total	79,362
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026 A	Year ended July 31, 2025
Fidelity Blue Chip Value Fund
Distributions to shareholders
Class A	$406,134	$ -
Class M	112,974	-
Class C	40,145	-
Fidelity Blue Chip Value Fund	16,903,537	60,188,463
Class I	73,711	-
Class Z	20,290	-
Total	$17,556,791	$ 60,188,463
A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026 A	Year ended July 31, 2025	Six months ended January 31, 2026A	Year ended July 31, 2025
Fidelity Blue Chip Value Fund
Class A
Shares sold	43,674	-	$1,023,153	$ -
Issued in exchange for the shares of the Acquired Fund(s)	690,173	-	17,164,577	-
Reinvestment of distributions	15,592	-	400,221	-
Shares redeemed	(42,798)	-	(1,093,611)	-
Net increase (decrease)	706,641	-	$17,494,340	$ -
Class M
Shares sold	8,876	-	$195,906	$ -
Issued in exchange for the shares of the Acquired Fund(s)	198,319	-	4,932,193	-
Reinvestment of distributions	4,372	-	112,197	-
Shares redeemed	(10,825)	-	(272,762)	-
Net increase (decrease)	200,742	-	$4,967,534	$ -
Class C
Shares sold	13,555	-	$338,371	$ -
Issued in exchange for the shares of the Acquired Fund(s)	69,617	-	1,731,370	-
Reinvestment of distributions	1,566	-	40,145	-
Shares redeemed	(11,338)	-	(286,913)	-
Net increase (decrease)	73,400	-	$1,822,973	$ -
Fidelity Blue Chip Value Fund
Shares sold	823,661	2,403,387	$21,036,392	$59,469,783
Reinvestment of distributions	468,330	1,527,961	11,925,847	38,173,107
Shares redeemed	(3,203,858)	(8,135,049)	(81,321,484)	(199,575,282)
Net increase (decrease)	(1,911,867)	(4,203,701)	$(48,359,245)	$(101,932,392)
Class I
Shares sold	9,932	-	$228,924	$ -
Issued in exchange for the shares of the Acquired Fund(s)	142,076	-	3,533,426	-
Reinvestment of distributions	2,858	-	73,346	-
Shares redeemed	(34,998)	-	(881,986)	-
Net increase (decrease)	119,868	-	$2,953,710	$ -
Class Z
Shares sold	34,187	-	$859,063	$ -
Reinvestment of distributions	751	-	19,245	-
Shares redeemed	(3,650)	-	(95,392)	-
Net increase (decrease)	31,288	-	$782,916	$ -

A Share transactions  for Class A, Class M, Class C, Class I and Class Z are for the period September 11, 2025 (commencement of sale of shares) through January 31, 2026.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Reorganization Information.
On September 19, 2025, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Value Leaders Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees (the Board). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on September 11, 2025. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Value Leaders Fund	27,309,864	6,110,539
Class A			17,164,577	837,351	.8242340169
Class M			4,932,193	238,947	.8299678327
Class C			1,731,370	87,361	.7968918376
Class I			3,533,426	171,012	.8307921190

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Blue Chip Value Fund	570,402,478	597,764,044

Pro forma results of operations of the combined entity for the entire period ended January 31, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$4,794,543
Total net realized gain (loss)	103,398,377
Total change in net unrealized appreciation (depreciation)	(24,364,265)
Net increase (decrease) in net assets resulting from operations	$83,828,655

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's accompanying Statement of Operations since September 19, 2025.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.789715.123
BCV-SANN-0426
Fidelity® Blue Chip Growth K6 Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Blue Chip Growth K6 Fund
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	5,800	8,968,424
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	43,400	13,138,846
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (b)	243,739	4,326,367
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA ADR	230,300	3,700,921
TOTAL BRAZIL		8,027,288
BURKINA FASO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
IAMGOLD Corp (United States) (b)	533,900	9,706,302
CANADA - 1.5%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (b)	701,849	55,322,185
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Suncor Energy Inc	141,800	7,494,838
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.8%
Celestica Inc (United States) (b)	455,535	128,000,780
IT Services - 0.4%
Shopify Inc Class A (b)	467,697	61,369,238
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	115,080	118,532
TOTAL INFORMATION TECHNOLOGY		189,488,550
Materials - 0.0%
Metals & Mining - 0.0%
Agnico Eagle Mines Ltd/CA (United States)	32,800	6,248,400
TOTAL CANADA		258,553,973
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	76,600	3,823,673
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	311,000	23,904,022
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
WeRide Inc ADR (b)(h)	383,478	3,071,659
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (b)	139,300	4,648,441
TOTAL CONSUMER DISCRETIONARY		7,720,100
Consumer Staples - 0.0%
Beverages - 0.0%
Eastroc Beverage Group Co Ltd H Shares	22,300	707,927
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (c)(d)	201,988	323,181
Information Technology - 0.0%
Software - 0.0%
Pony AI Inc ADR (b)	403,275	5,597,457
TOTAL CHINA		38,252,687
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	67,905	15,353,321
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	1,072,210	39,275,052
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (c)(d)(f)	141	3,897,389
INDIA - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	395,500	8,491,514
Vodafone Idea Ltd (b)	68,281,468	8,317,927
TOTAL COMMUNICATION SERVICES		16,809,441
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Meesho (e)	7,858,830	14,925,898
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	4,704,300	14,036,867
Specialty Retail - 0.1%
Lenskart Solutions Ltd (e)	2,451,712	12,228,613
TOTAL CONSUMER DISCRETIONARY		41,191,378
Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	646,000	3,525,404
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	1,220,982	18,580,914
Financials - 0.2%
Capital Markets - 0.2%
Authum Investment & Infrastucture Ltd	5,345,125	29,449,660
Financial Services - 0.0%
Jio Financial Services Ltd	747,491	2,074,688
Pine Labs Ltd (e)	926,488	2,304,853
		4,379,541
TOTAL FINANCIALS		33,829,201
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	284,100	2,964,499
Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (i)	63,700	3,209,106
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (g)(i)	73,000	3,659,395
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	428,200	1,207,164
TOTAL INDUSTRIALS		8,075,665
Materials - 0.0%
Metals & Mining - 0.0%
Welspun Corp Ltd	1,129,300	8,981,417
TOTAL INDIA		133,957,919
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	78,355	108,913
ITALY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	477,000	11,715,336
KOREA (SOUTH) - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
APR Corp/Korea	9,630	1,792,270
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (g)(i)	307,257	5,437,612
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	155,513	35,167,710
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Sea Ltd Class A ADR (b)	54,900	6,395,301
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	661,834	29,947,989
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	69,401	12,936,275
TOTAL SWITZERLAND		42,884,264
TAIWAN - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Inc	115,000	4,444,796
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	586,713	193,943,850
TOTAL TAIWAN		198,388,646
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	218,692	13,270,231
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)(d)	3,207	4,499,678
TOTAL UNITED KINGDOM		17,769,909
UNITED STATES - 93.1%
Communication Services - 17.1%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)	51,100	5,682,831
Entertainment - 2.7%
Netflix Inc (b)	4,840,080	404,098,280
ROBLOX Corp Class A (b)	747,494	49,155,205
Roku Inc Class A (b)	44,500	4,236,400
Take-Two Interactive Software Inc (b)	128,794	28,373,318
		485,863,203
Interactive Media & Services - 14.4%
Alphabet Inc Class A	4,347,068	1,469,308,984
Epic Games Inc (b)(c)(d)	607	394,605
Meta Platforms Inc Class A	1,375,580	985,603,070
Reddit Inc Class A (b)	96,231	17,347,562
Reddit Inc Class B (b)	30,951	5,579,537
Snap Inc Class A (b)	13,407,181	92,911,764
		2,571,145,522
Media - 0.0%
EchoStar Corp Class A (b)	31,500	3,566,430
TOTAL COMMUNICATION SERVICES		3,066,257,986
Consumer Discretionary - 14.7%
Automobiles - 1.9%
General Motors Co	22,900	1,923,600
Neutron Holdings Inc (b)(c)(d)	491,550	47,090
Rad Power Bikes Inc (b)(c)(d)	101,681	1
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	110,642	1
Tesla Inc (b)	801,314	344,893,559
		346,864,251
Broadline Retail - 5.7%
Amazon.com Inc (b)	4,266,275	1,020,919,608
Diversified Consumer Services - 0.0%
Phoenix Education Partners Inc	10,147	309,584
Hotels, Restaurants & Leisure - 2.3%
Brinker International Inc (b)	359,852	56,755,857
Cava Group Inc (b)(h)	96,700	5,861,954
Cheesecake Factory Inc/The	86,400	5,007,744
Chipotle Mexican Grill Inc (b)	1,246,745	48,460,978
DoorDash Inc Class A (b)	231,886	47,448,513
DraftKings Inc Class A (b)(h)	1,503,344	41,356,993
Dutch Bros Inc Class A (b)	92,593	5,036,133
Expedia Group Inc Class A	18,400	4,873,056
Hilton Worldwide Holdings Inc	78,200	23,343,482
Marriott International Inc/MD Class A1	72,400	22,827,720
Sonder Holdings Inc Stage 1 rights (b)(c)	1,448	0
Sonder Holdings Inc Stage 2 rights (b)(c)	1,447	0
Sonder Holdings Inc Stage 3 rights (b)(c)	1,447	0
Sonder Holdings Inc Stage 4 rights (b)(c)	1,447	0
Sonder Holdings Inc Stage 5 rights (b)(c)	1,447	0
Sonder Holdings Inc Stage 5 rights (b)(c)	1,447	0
Starbucks Corp	1,294,946	119,070,286
Texas Roadhouse Inc	51,300	9,226,818
Wingstop Inc (h)	86,100	22,853,523
		412,123,057
Household Durables - 0.9%
SharkNinja Inc (b)(h)	1,215,068	143,621,038
Somnigroup International Inc	119,195	10,471,280
		154,092,318
Leisure Products - 0.0%
Peloton Interactive Inc Class A (b)	2,659,962	14,869,188
Specialty Retail - 3.1%
Abercrombie & Fitch Co Class A (b)	97,808	9,548,995
American Eagle Outfitters Inc	121,390	2,829,601
AutoZone Inc (b)	1,500	5,556,435
Bath & Body Works Inc	447,918	9,764,612
Carvana Co Class A (b)	256,799	103,004,647
Fanatics Inc Class A (b)(c)(d)	225,366	18,029,280
Five Below Inc (b)	103,890	19,909,480
Floor & Decor Holdings Inc Class A (b)	54,900	3,621,204
Gap Inc/The	337,600	9,446,048
Home Depot Inc/The	67,360	25,232,382
Lowe's Cos Inc	397,577	106,176,915
RealReal Inc/The (b)	578,100	8,480,727
RH (b)(h)	262,027	52,098,828
Ross Stores Inc	19,200	3,622,080
TJX Cos Inc/The	558,983	83,741,243
Urban Outfitters Inc (b)	134,965	9,562,270
Victoria's Secret & Co (b)	426,600	23,253,966
Warby Parker Inc Class A (b)	978,202	24,953,933
Wayfair Inc Class A (b)	340,165	35,203,676
		554,036,322
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd (b)	1,332,058	30,064,549
Deckers Outdoor Corp (b)	164,384	19,617,587
Lululemon Athletica Inc (b)	264,961	46,235,695
NIKE Inc Class B	603,374	37,294,547
Tapestry Inc	87,104	11,054,369
VF Corp	165,700	3,246,062
		147,512,809
TOTAL CONSUMER DISCRETIONARY		2,650,727,137
Consumer Staples - 1.0%
Beverages - 0.1%
Celsius Holdings Inc (b)	362,757	19,037,487
Consumer Staples Distribution & Retail - 0.7%
Chobani Inc Class A (c)(d)(f)	764	3,404,651
Costco Wholesale Corp	101,759	95,678,900
Sprouts Farmers Market Inc (b)	94,800	6,722,268
Target Corp	147,200	15,525,184
		121,331,003
Food Products - 0.0%
Real Good Food Co LLC /The Class B (b)(c)	11,626	0
Real Good Food Co LLC /The Class B unit (b)(g)	11,626	1,163
		1,163
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	57,900	6,674,712
Herbalife Ltd (b)	499,000	8,602,760
		15,277,472
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	10,979,673	20,861,379
TOTAL CONSUMER STAPLES		176,508,504
Energy - 0.1%
Energy Equipment & Services - 0.0%
WaterBridge Infrastructure LLC Class A	91,900	2,016,286
Oil, Gas & Consumable Fuels - 0.1%
Chevron Corp	41,100	7,270,590
Exxon Mobil Corp	107,900	15,257,060
		22,527,650
TOTAL ENERGY		24,543,936
Financials - 3.4%
Capital Markets - 1.3%
Ares Management Corp Class A	113,594	17,001,614
Blue Owl Capital Inc Class A	1,180,521	16,102,306
Goldman Sachs Group Inc/The	84,552	79,090,787
KKR & Co Inc Class A	184,743	21,108,735
Morgan Stanley	203,045	37,116,626
Robinhood Markets Inc Class A (b)	604,401	60,125,811
		230,545,879
Consumer Finance - 0.1%
Figure Technology Solutions Inc Class A (h)	237,200	13,491,936
Financial Services - 2.0%
Affirm Holdings Inc Class A (b)	649,790	39,182,337
Apollo Global Management Inc	249,939	33,626,793
Mastercard Inc Class A	372,544	200,722,983
Rocket Cos Inc Class A	389,438	6,982,623
Toast Inc Class A (b)	307,249	9,558,516
Visa Inc Class A	231,373	74,462,773
		364,536,025
TOTAL FINANCIALS		608,573,840
Health Care - 6.6%
Biotechnology - 1.8%
AbbVie Inc	365,798	81,576,612
Alnylam Pharmaceuticals Inc (b)	132,122	44,665,163
Apogee Therapeutics Inc (b)	100,755	6,600,460
Arcellx Inc (b)	20,039	1,368,864
Caris Life Sciences Inc (b)	27,836	644,682
Cibus Inc Class A (b)	7,991	15,582
Gilead Sciences Inc	1,054,444	149,678,327
Janux Therapeutics Inc (b)	51,820	710,452
Legend Biotech Corp ADR (b)	110,625	1,935,938
Moderna Inc (b)	107,400	4,733,118
Praxis Precision Medicines Inc (b)	13,400	4,207,600
Regeneron Pharmaceuticals Inc	19,400	14,384,130
Revolution Medicines Inc (b)	15,300	1,483,335
Scholar Rock Holding Corp (b)	93,257	4,135,015
Travere Therapeutics Inc (b)	190,000	5,907,100
		322,046,378
Health Care Equipment & Supplies - 1.0%
Blink Health LLC Class A1 (b)(c)(d)	7,044	260,980
Boston Scientific Corp (b)	1,536,079	143,669,469
Insulet Corp (b)	81,147	20,758,214
Intuitive Surgical Inc (b)	9,400	4,739,668
Kestra Medical Technologies Ltd	96,654	2,384,454
Medline Inc Class A	297,600	13,153,920
		184,966,705
Health Care Providers & Services - 0.6%
Cardinal Health Inc	179,652	38,603,622
Cencora Inc	59,404	21,339,105
Guardant Health Inc (b)	80,000	9,123,200
McKesson Corp	40,266	33,469,502
		102,535,429
Health Care Technology - 0.0%
Claritev Corp warrants (b)(c)	13,856	0
HeartFlow Inc (e)	106,157	3,170,910
		3,170,910
Life Sciences Tools & Services - 0.1%
Danaher Corp	31,800	6,960,702
Veterinary Emergency Group (b)(c)(d)(f)	62,379	6,136,222
		13,096,924
Pharmaceuticals - 3.1%
Crinetics Pharmaceuticals Inc (b)	79,100	3,950,254
Elanco Animal Health Inc (b)	138,800	3,342,304
Eli Lilly & Co	509,336	528,257,832
Johnson & Johnson	98,900	22,475,025
Roche Holding AG non-voting shares	13,790	6,270,864
		564,296,279
TOTAL HEALTH CARE		1,190,112,625
Industrials - 8.1%
Aerospace & Defense - 4.7%
Anduril Industries Inc Class B (c)(d)	6,297	314,472
Anduril Industries Inc Class C (c)(d)	3	150
Axon Enterprise Inc (b)	58,970	28,516,713
Beta Technologies Inc (e)	114,383	2,459,235
Beta Technologies Inc Class A (b)	89,900	1,932,850
Boeing Co (b)	596,727	139,467,034
Carpenter Technology Corp	90,752	28,843,708
GE Aerospace	361,271	110,834,330
Howmet Aerospace Inc	266,388	55,430,015
Red Cat Holdings Inc (b)	191,900	2,590,650
Relativity Space Inc (b)(c)	3,834	4,064
Rocket Lab Corp	121,300	9,712,491
Space Exploration Technologies Corp (b)(c)(d)	940,035	395,754,735
Space Exploration Technologies Corp Class C (b)(c)(d)	162,357	68,352,297
		844,212,744
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	9,900	1,930,005
FedEx Corp	7,700	2,481,325
		4,411,330
Construction & Engineering - 0.2%
Comfort Systems USA Inc	20,148	23,011,031
Construction Partners Inc Class A (b)	23,900	2,626,132
IES Holdings Inc (b)	15,100	5,742,379
Legence Corp Class A	28,900	1,355,699
		32,735,241
Electrical Equipment - 0.8%
Bloom Energy Corp Class A (b)	23,600	3,572,332
GE Vernova Inc	170,746	124,024,772
Nextpower Inc Class A (b)	147,200	17,235,648
		144,832,752
Ground Transportation - 0.6%
Lyft Inc Class A (b)	1,223,523	20,640,833
Old Dominion Freight Line Inc	66,500	11,517,800
Uber Technologies Inc (b)	913,600	73,133,680
XPO Inc (b)	48,000	7,109,280
		112,401,593
Machinery - 0.3%
Caterpillar Inc	11,200	7,362,432
Cummins Inc	38,800	22,458,216
PACCAR Inc	102,400	12,585,984
RBC Bearings Inc (b)	11,705	5,848,637
		48,255,269
Passenger Airlines - 0.6%
Alaska Air Group Inc (b)	141,108	7,172,520
Delta Air Lines Inc	791,117	52,126,699
United Airlines Holdings Inc (b)	499,322	51,090,627
		110,389,846
Trading Companies & Distributors - 0.9%
Ferguson Enterprises Inc	36,967	9,332,688
FTAI Aviation Ltd	566,655	154,311,490
		163,644,178
TOTAL INDUSTRIALS		1,460,882,953
Information Technology - 41.1%
Communications Equipment - 0.6%
Arista Networks Inc (b)	53,400	7,568,916
Lumentum Holdings Inc (b)(h)	241,795	94,744,953
		102,313,869
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	483,014	69,592,657
Coherent Corp (b)	280,728	59,564,867
Corning Inc	161,760	16,701,720
Jabil Inc	61,500	14,587,185
		160,446,429
IT Services - 1.0%
Akamai Technologies Inc (b)	40,500	3,934,575
Cloudflare Inc Class A (b)	221,857	39,346,339
MongoDB Inc Class A (b)	19,025	7,064,553
Snowflake Inc (b)	329,424	63,480,005
Twilio Inc Class A (b)	398,875	48,048,483
X.Ai Holdings Corp Class A (c)(d)	127,501	9,621,225
		171,495,180
Semiconductors & Semiconductor Equipment - 24.4%
Astera Labs Inc (b)	571,399	86,064,117
Broadcom Inc	2,655,745	879,848,319
GlobalFoundries Inc (b)	340,309	14,361,040
Impinj Inc (b)	133	18,367
Marvell Technology Inc	3,836,078	302,743,276
Monolithic Power Systems Inc	149,842	168,444,884
NVIDIA Corp	15,482,149	2,959,103,139
		4,410,583,142
Software - 7.7%
Applied Intuition Inc Class A (b)(c)(d)	7,903	895,252
AppLovin Corp Class A (b)	533,952	252,618,031
Celestial AI Inc (c)(d)	10,310	276,513
Circle Internet Group Inc Class A (h)	39,100	2,499,663
Crowdstrike Holdings Inc Class A (b)	43,479	19,191,848
Figma Inc Class A	101,166	2,622,223
Microsoft Corp	1,898,036	816,705,910
OpenAI Group Pbc Class A (c)(d)	11,900	5,682,012
Oracle Corp	701,901	115,518,867
Palantir Technologies Inc Class A (b)	462,410	67,784,682
Rubrik Inc Class A (b)	125,100	6,999,345
Salesforce Inc	78,700	16,707,223
Samsara Inc Class A (b)	226,700	6,358,935
Servicenow Inc (b)	461,255	53,971,448
Stripe LLC Class B (b)(c)(d)	19,200	795,264
Unity Software Inc (b)	108,960	3,170,736
Zoom Communications Inc Class A (b)	98,800	9,099,480
		1,380,897,432
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	3,835,243	995,168,854
Sandisk Corp/DE	109,100	62,868,875
Seagate Technology Holdings PLC	29,700	12,108,393
Western Digital Corp	429,800	107,548,854
		1,177,694,976
TOTAL INFORMATION TECHNOLOGY		7,403,431,028
Materials - 0.2%
Construction Materials - 0.2%
Martin Marietta Materials Inc	26,158	17,053,708
Vulcan Materials Co	60,735	18,253,297
		35,307,005
Metals & Mining - 0.0%
Alcoa Corp	56,700	3,221,127
Century Aluminum Co (b)	75,500	3,422,415
		6,643,542
TOTAL MATERIALS		41,950,547
Real Estate - 0.6%
Health Care REITs - 0.6%
Welltower Inc	526,956	99,257,432
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	800,614	10,023,687
TOTAL REAL ESTATE		109,281,119
Utilities - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp	23,600	6,624,048
Entergy Corp	129,852	12,451,508
NRG Energy Inc	71,620	10,931,361
		30,006,917
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	62,063	9,827,676
TOTAL UTILITIES		39,834,593
TOTAL UNITED STATES		16,772,104,268
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	245,600	6,942,418
TOTAL COMMON STOCKS (Cost $7,709,192,748)		17,631,661,521

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	237,400	1,066,401
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	64,200	288,386
Neutron Holdings Inc 8% 10/29/2026 (c)(d)(j)	3,017,519	5,394,118
TOTAL CONSUMER DISCRETIONARY		6,748,905
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	20,586	6,880
TOTAL UNITED STATES		6,755,785
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,339,706)		6,755,785

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)	38,100	2,644,902
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (b)(c)(d)	31,950	8,204,121
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	20,165	4,375,368
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (b)(c)(d)	215,427	11,540,424
Oura Health Oy Series E (c)(d)	238,021	12,750,785

TOTAL FINLAND		24,291,209
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)	216,700	1,711,930
Element Labs Inc Series B (c)(d)	144,300	1,266,954
TOTAL INDUSTRIALS		2,978,884
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	130,900	196,350
Xsight Labs Ltd Series F (c)(d)	261,182	1,096,964
TOTAL INFORMATION TECHNOLOGY		1,293,314
TOTAL ISRAEL		4,272,198
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (c)(d)	1,200	512,388
UNITED STATES - 1.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	3,178,083	304,460
Neutron Holdings Inc Series 1D (b)(c)(d)	5,904,173	565,620
Rad Power Bikes Inc Series A (b)(c)(d)	13,256	0
Rad Power Bikes Inc Series C (b)(c)(d)	52,162	0
Rad Power Bikes Inc Series D (b)(c)(d)	102,800	1
Waymo LLC Series A2 (b)(c)(d)	7,817	1,195,141
Waymo LLC Series C2 (b)(c)(d)	35,524	5,289,168
		7,354,390
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	700	171,836
TOTAL CONSUMER DISCRETIONARY		7,526,226
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	18,300	889,014
GoBrands Inc Series H (b)(c)(d)	11,467	710,381
		1,599,395
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	68,700	1
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(c)(d)	12,508	23,765
TOTAL CONSUMER STAPLES		1,623,161
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	85,300	1,014,217
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	16,673	1,178,948
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	26,748	1,996,471
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	7,862	567,557
TOTAL FINANCIALS		4,757,193
Health Care - 0.0%
Biotechnology - 0.0%
Neurona Therapeutics Inc Series F (c)(d)	438,700	1,030,945
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	16,970	628,739
Blink Health LLC Series D (b)(c)(d)	3,936	145,828
		774,567
TOTAL HEALTH CARE		1,805,512
Industrials - 0.2%
Aerospace & Defense - 0.2%
ABL Space Systems Co Series A10 (b)(c)(d)	183,227	47,639
ABL Space Systems Co Series A8 (b)(c)(d)	33,728	8,769
ABL Space Systems Co Series A9 (b)(c)(d)	19,187	4,989
Anduril Industries Inc Series F (b)(c)(d)	129,683	6,476,369
Anduril Industries Inc Series G (c)(d)	59,000	2,946,460
		9,484,226
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	65,890	3,706,971
Zipline International Inc Series H (c)(d)	55,600	3,128,056
		6,835,027
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	270,300	2,062,389
TOTAL INDUSTRIALS		18,381,642
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	92,760	304,253
Cerebras Systems Inc Series G (c)(d)	239,800	21,346,996
Enevate Corp Series E (b)(c)(d)	1,325,513	106,040
Frore Systems Inc Series C (b)(c)(d)	85,893	2,226,347
Menlo Microsystems Inc Series C (b)(c)(d)	560,500	308,275
		24,291,911
IT Services - 0.5%
Gupshup Inc (b)(c)(d)	78,911	358,256
X.Ai Holdings Corp Series B (c)(d)	872,295	65,823,382
X.Ai Holdings Corp Series C (c)(d)	160,442	12,106,953
Yanka Industries Inc Series F (b)(c)(d)	55,991	147,256
		78,435,847
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	47,598	1,365,587
Alif Semiconductor Series D (c)(d)	50,000	1,518,000
Danger Devices Inc Series B (c)(d)	1,028,200	935,661
Retym Inc Series C (b)(c)(d)	154,149	1,607,774
Retym Inc Series D (b)(c)(d)	45,360	498,960
SiMa Technologies Inc Series B (b)(c)(d)	313,000	2,056,410
SiMa Technologies Inc Series B1 (b)(c)(d)	20,966	159,342
		8,141,734
Software - 0.9%
Algolia Inc Series D (b)(c)(d)	30,436	479,063
Anthropic PBC Series D (b)(c)(d)	92,022	25,189,183
Anthropic PBC Series E (c)(d)	9,200	2,384,088
Anthropic PBC Series F (c)(d)	62,100	16,092,594
Applied Intuition Inc Series A2 (b)(c)(d)	10,287	1,165,311
Applied Intuition Inc Series B2 (b)(c)(d)	4,960	561,869
Celestial AI Inc Series A (c)(d)	65,737	1,763,066
Celestial AI Inc Series B (c)(d)	49,465	1,326,651
Celestial AI Inc Series C1 (c)(d)	198,147	5,314,303
Crusoe Energy Systems LLC Series D (b)(c)(d)	70,763	7,642,404
Crusoe Energy Systems LLC Series E (c)(d)	37,473	4,047,084
Databricks Inc Series G (b)(c)(d)	48,000	9,120,001
Databricks Inc Series H (b)(c)(d)	31,572	5,998,680
Databricks Inc Series I (b)(c)(d)	1,359	258,210
Databricks Inc Series J (b)(c)(d)	44,987	8,547,530
Databricks Inc Series K (c)(d)	12,400	2,356,000
Databricks Inc Series L (c)(d)	47,200	8,968,000
Density Ai Inc (c)(d)	534,900	797,001
Lyte Ai Inc Series B (b)(c)(d)	165,469	1,739,079
MOLOCO Inc Series A (b)(c)(d)	20,180	1,373,653
Nuro Inc/DE Series E (c)(d)	107,458	1,230,394
OpenAI Group Pbc Series A-2 (c)(d)	37,152	17,739,337
OpenAI Group Pbc Series A-3 (c)(d)	9,742	4,651,610
Physical Intelligence Inc Series B (c)(d)	4,600	1,247,566
Runway AI Inc Series D (b)(c)(d)	129,200	1,890,196
Runway AI Inc Series P (c)(d)	7,345	107,457
Skyryse Inc Series B (b)(c)(d)	67,400	1,762,510
Skyryse Inc Series C (c)(d)	59,100	1,596,882
Skyryse Inc Series C-1 (c)(d)	7,862	206,063
Stripe LLC Series H (b)(c)(d)	8,086	334,922
Stripe LLC Series I (b)(c)(d)	124,536	5,158,281
		141,048,988
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	70,909	3,802,141
Lightmatter Inc Series C2 (b)(c)(d)	11,138	613,926
Lightmatter Inc Series D (b)(c)(d)	86,242	6,103,346
		10,519,413
TOTAL INFORMATION TECHNOLOGY		262,437,893
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	249,802	7,758,850
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	37,990	1,813,643
Redwood Materials Series D (b)(c)(d)	10,886	519,698
Redwood Materials Series E (c)(d)	3,529	168,474
TOTAL UTILITIES		2,501,815
TOTAL UNITED STATES		306,792,292
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $197,623,559)		351,092,478

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(k)	569,920	566,671
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d)	110,642	20,667
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(k)	77,629	9,788
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	356,309	409,898
TOTAL INFORMATION TECHNOLOGY		419,686
TOTAL UNITED STATES		440,353
TOTAL PREFERRED SECURITIES (Cost $1,114,500)		1,007,024

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.70	51,455,680	51,465,970
Fidelity Securities Lending Cash Central Fund (l)(m)	3.70	67,604,863	67,611,624
TOTAL MONEY MARKET FUNDS (Cost $119,077,594)			119,077,594

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $8,030,348,107)	18,109,594,402
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(67,410,921)
NET ASSETS - 100.0%	18,042,183,481

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $900,186,580 or 5.0% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $35,089,509 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,098,170 or 0.1% of net assets.

(h)	Security or a portion of the security is on loan at period end.
(i)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,306,113 or 0.1% of net assets.

(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/2023	313,081

ABL Space Systems Co Series A8	3/24/2021	1,338,638

ABL Space Systems Co Series A9	10/22/2021	1,166,473

AgBiome LLC Series C	6/29/2018	435,125

Akeana Series C	1/23/2024	1,088,496

Algolia Inc Series D	7/23/2021	890,102

Alif Semiconductor Series C	3/8/2022	966,170

Alif Semiconductor Series D	4/11/2025	1,350,855

Anduril Industries Inc Class B	6/16/2025	257,439

Anduril Industries Inc Class C	6/16/2025	122

Anduril Industries Inc Series F	8/7/2024	2,818,868

Anduril Industries Inc Series G	4/17/2025	2,412,085

Ant International Co Ltd Class C	5/16/2018	769,853

Anthropic PBC Series D	5/31/2024	2,761,074

Anthropic PBC Series E	2/14/2025	515,996

Anthropic PBC Series F	8/18/2025	8,754,089

Applied Intuition Inc Class A	7/2/2024	471,769

Applied Intuition Inc Series A2	7/2/2024	614,081

Applied Intuition Inc Series B2	7/2/2024	296,087

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	199,200

Blink Health LLC Series C	11/7/2019 - 7/14/2021	647,847

Blink Health LLC Series D	6/17/2024 - 6/25/2024	165,311

Bolt Technology OU Series E	1/3/2022	5,238,796

Bytedance Ltd Series E1	11/18/2020	3,500,895

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	9,547,612

Celestial AI Inc	2/25/2025	152,750

Celestial AI Inc Series A	2/25/2025	973,940

Celestial AI Inc Series B	2/25/2025	732,858

Celestial AI Inc Series C1	2/25/2025	3,453,742

Cellink Corp Series D	1/20/2022	1,931,625

Cerebras Systems Inc Series G	9/19/2025	8,688,530

Chobani Inc Class A	10/14/2025	3,404,654

Crusoe Energy Systems LLC Series D	12/10/2024	2,064,286

Crusoe Energy Systems LLC Series E	10/8/2025	3,148,042

Danger Devices Inc Series B	3/5/2025	925,894

Databricks Inc Series G	2/1/2021	2,837,886

Databricks Inc Series H	8/31/2021	2,320,041

Databricks Inc Series I	9/14/2023	99,887

Databricks Inc Series J	12/17/2024	4,161,298

Databricks Inc Series K	9/8/2025	1,860,000

Databricks Inc Series L	12/18/2025	8,968,000

Density Ai Inc	12/5/2025	796,993

Diamond Foundry Inc Series C	3/15/2021	5,995,248

Discord Inc Series I	9/15/2021	385,437

Element Labs Inc Series A	2/11/2025	799,319

Element Labs Inc Series B	6/27/2025	1,266,795

Empower Semiconductor Inc Series D	6/27/2025	2,169,374

Enevate Corp 10% 5/12/2199	11/12/2024	20,586

Enevate Corp 6%	11/2/2023 - 10/31/2025	77,629

Enevate Corp Series E	1/29/2021	1,469,576

Epic Games Inc	7/30/2020	349,025

Fanatics Inc Class A	8/13/2020 - 10/24/2022	10,009,624

Frore Systems Inc Series C	5/10/2024	1,380,335

GoBrands Inc Series G	3/2/2021	4,569,827

GoBrands Inc Series H	7/22/2021	4,454,821

Gupshup Inc	6/8/2021	1,804,316

JUUL Labs Inc Class A	12/20/2017 - 11/4/2025	15,291,136

JUUL Labs Inc Series E	12/20/2017 - 7/6/2018	342,963

Lightmatter Inc Series C1	5/19/2023	1,166,935

Lightmatter Inc Series C2	12/18/2023	289,608

Lightmatter Inc Series D	10/11/2024	6,919,239

Lyte Ai Inc Series B	8/13/2024	2,099,156

Menlo Microsystems Inc Series C	2/9/2022	742,942

MOLOCO Inc Series A	6/26/2023	1,210,800

Neurona Therapeutics Inc Series F	3/28/2025	903,722

Neutron Holdings Inc	2/4/2021	4,916

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	237,400

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	64,200

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	3,017,520

Neutron Holdings Inc Series 1C	7/3/2018	581,081

Neutron Holdings Inc Series 1D	1/25/2019	1,431,762

NScale Global Holdings Ltd Series B	9/25/2025	455,856

Nuro Inc/DE Series E	4/1/2025	1,374,763

OpenAI Group Pbc Class A	9/3/2025	5,117,000

OpenAI Group Pbc Series A-2	9/30/2024	6,979,271

OpenAI Group Pbc Series A-3	4/11/2025	2,989,577

Oura Health Oy Series D	12/18/2024	5,534,320

Oura Health Oy Series E	9/24/2025	12,750,785

Physical Intelligence Inc Series B	10/24/2025	1,249,173

Rad Power Bikes Inc	1/21/2021	490,493

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	110,642

Rad Power Bikes Inc Series A	1/21/2021	63,944

Rad Power Bikes Inc Series C	1/21/2021	251,621

Rad Power Bikes Inc Series D	9/17/2021	985,215

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	1,800,858

Redwood Materials Series D	6/2/2023	519,653

Redwood Materials Series E	10/20/2025	168,459

Retym Inc Series C	5/17/2023 - 6/20/2023	1,199,557

Retym Inc Series D	1/29/2025	480,226

Revolut Group Holdings Ltd	12/27/2024	2,789,311

Runway AI Inc Series D	9/6/2024	1,400,758

Runway AI Inc Series P	11/4/2025	107,444

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 1/5/2026	356,309

SiMa Technologies Inc Series B	5/10/2021	1,604,876

SiMa Technologies Inc Series B1	4/25/2022	148,668

Skyryse Inc Series B	10/21/2021	1,663,430

Skyryse Inc Series C	9/16/2025 - 11/21/2025	1,597,130

Skyryse Inc Series C-1	8/13/2024	159,357

Space Exploration Technologies Corp	8/4/2020 - 8/30/2024	75,341,379

Space Exploration Technologies Corp Class C	12/15/2022 - 7/1/2024	14,499,349

Stripe LLC Class B	5/18/2021	770,465

Stripe LLC Series H	3/15/2021	324,451

Stripe LLC Series I	3/20/2023 - 5/12/2023	2,507,425

Taalas Inc 0%	12/23/2025	569,920

Taalas Inc Series B	2/19/2025	2,092,201

Taalas Inc warrants	12/23/2025	115,080

Tenstorrent Holdings Inc Series C1	4/23/2021	991,307

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	2,108,450

Tenstorrent Holdings Inc Series D2	7/17/2024	597,355

Trade Republic Bank GmbH	12/16/2025	3,862,535

Veterinary Emergency Group	9/16/2021 - 3/17/2022	2,585,288

Waymo LLC Series A2	5/8/2020	671,224

Waymo LLC Series C2	10/18/2024	2,778,023

X.Ai Holdings Corp Class A	10/25/2022 - 7/18/2025	4,624,384

X.Ai Holdings Corp Series B	5/13/2024	10,441,371

X.Ai Holdings Corp Series C	11/22/2024	3,473,569

Xsight Labs Ltd Series D	2/16/2021	1,046,676

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,209,270

Yanka Industries Inc Series F	4/8/2021	1,784,814

Zipline International Inc Series G	6/7/2024	2,763,842

Zipline International Inc Series H	12/3/2025	3,128,293

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

HeartFlow Inc	2/4/2026

Lenskart Solutions Ltd	5/7/2026

Meesho	6/10/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	111,325,104	857,605,185	917,471,133	2,812,936	6,814	-	51,465,970	51,455,680	0.1%
Fidelity Securities Lending Cash Central Fund	132,911,064	698,491,571	763,786,738	203,503	(4,273)	-	67,611,624	67,604,863	0.2%
Total	244,236,168	1,556,096,756	1,681,257,871	3,016,439	2,541	-	119,077,594

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,106,971,449	3,082,672,822	23,904,022	394,605
Consumer Discretionary	2,842,294,478	2,824,218,106	-	18,076,372
Consumer Staples	195,804,336	171,538,306	-	24,266,030
Energy	50,619,688	50,619,688	-	-
Financials	660,887,268	652,167,020	-	8,720,248
Health Care	1,234,505,566	1,208,901,225	19,207,139	6,397,202
Industrials	1,468,958,618	1,004,532,900	-	464,425,718
Information Technology	7,841,150,728	7,814,684,593	-	26,466,135
Materials	81,353,678	81,353,678	-	-
Real Estate	109,281,119	109,281,119	-	-
Utilities	39,834,593	39,834,593	-	-

Convertible Corporate Bonds
Consumer Discretionary	6,748,905	-	-	6,748,905
Information Technology	6,880	-	-	6,880

Convertible Preferred Stocks
Communication Services	8,204,121	-	-	8,204,121
Consumer Discretionary	7,526,226	-	-	7,526,226
Consumer Staples	1,623,161	-	-	1,623,161
Financials	4,757,193	-	-	4,757,193
Health Care	26,096,721	-	-	26,096,721
Industrials	21,360,526	-	-	21,360,526
Information Technology	271,263,865	-	-	271,263,865
Materials	7,758,850	-	-	7,758,850
Utilities	2,501,815	-	-	2,501,815

Preferred Securities
Consumer Discretionary	20,667	-	-	20,667
Information Technology	986,357	-	-	986,357

Money Market Funds	119,077,594	119,077,594	-	-
Total Investments in Securities:	18,109,594,402	17,158,881,644	43,111,161	907,601,597

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	(11,225)	-	-	(11,225)
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2026 ($)
Common Stocks	209,784,193	-	296,705,811	63,240,840	(20,984,534)	-	-	-	548,746,310	305,078,973
Convertible Preferred Stocks	280,575,972	-	50,764,507	61,800,998	(42,048,999)	-	-	-	351,092,478	114,210,168
Convertible Corporate Bonds	4,907,902	-	1,731,825	116,058	-	-	-	-	6,755,785	1,731,825
Preferred Securities	2,475,769	-	(284,980)	589,192	(1,772,957)	-	-	-	1,007,024	(41,901)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $86,001,142) - See accompanying schedule:
Unaffiliated issuers (cost $7,911,270,513)	$17,990,516,808
Fidelity Central Funds (cost $119,077,594)	119,077,594

Total Investment in Securities (cost $8,030,348,107)		$18,109,594,402
Cash		12,806
Foreign currency held at value (cost $1,158,790)		1,161,702
Receivable for investments sold		19,567,827
Receivable for fund shares sold		21,395,414
Dividends receivable		2,322,363
Interest receivable		135,138
Distributions receivable from Fidelity Central Funds		79,907
Other receivables		156,684
Total assets		18,154,426,243
Liabilities
Payable for investments purchased	$14,605,915
Unrealized depreciation on unfunded commitments	11,225
Payable for fund shares redeemed	19,439,125
Accrued management fee	6,832,332
Other payables and accrued expenses	3,735,540
Collateral on securities loaned	67,618,625
Total liabilities		112,242,762
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$18,042,183,481
Net Assets consist of:
Paid in capital		$7,616,749,992
Total accumulated earnings (loss)		10,425,433,489
Net Assets		$18,042,183,481
Net Asset Value, offering price and redemption price per share ($18,042,183,481 ÷ 408,466,232 shares)		$44.17
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$30,977,520
Interest		126,722
Income from Fidelity Central Funds (including $203,503 from security lending)		3,016,439
Total income		34,120,681
Expenses
Management fee	$40,104,820
Independent trustees' fees and expenses	35,226
Interest	35,336
Total expenses before reductions	40,175,382
Expense reductions	(3,759)
Total expenses after reductions		40,171,623
Net Investment income (loss)		(6,050,942)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $288,104)	259,984,299
Redemptions in-kind	186,763,704
Fidelity Central Funds	2,541
Foreign currency transactions	(133,473)
Total net realized gain (loss)		446,617,071
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,327,155)	1,167,805,220
Unfunded commitments	(11,225)
Assets and liabilities in foreign currencies	2,911
Total change in net unrealized appreciation (depreciation)		1,167,796,906
Net gain (loss)		1,614,413,977
Net increase (decrease) in net assets resulting from operations		$1,608,363,035
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,050,942)	$22,201,973
Net realized gain (loss)	446,617,071	589,415,876
Change in net unrealized appreciation (depreciation)	1,167,796,906	2,991,685,301
Net increase (decrease) in net assets resulting from operations	1,608,363,035	3,603,303,150
Distributions to shareholders	(176,438,573)	(107,111,324)

Share transactions
Proceeds from sales of shares	1,844,653,936	3,649,025,767
Reinvestment of distributions	175,654,174	106,831,062
Cost of shares redeemed	(2,608,635,750)	(5,506,938,052)

Net increase (decrease) in net assets resulting from share transactions	(588,327,640)	(1,751,081,223)
Total increase (decrease) in net assets	843,596,822	1,745,110,603

Net Assets
Beginning of period	17,198,586,659	15,453,476,056
End of period	$18,042,183,481	$17,198,586,659

Other Information
Shares
Sold	42,876,342	103,008,293
Issued in reinvestment of distributions	4,133,003	3,133,661
Redeemed	(60,676,345)	(156,451,624)
Net increase (decrease)	(13,667,000)	(50,309,670)

Consolidated Financial Highlights
Fidelity® Blue Chip Growth K6 Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.74	$32.71	$25.32	$20.19	$27.89	$19.32
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.05	.12	.05	- C	(.03)
Net realized and unrealized gain (loss)	3.87	8.21	7.34	5.10	(5.83)	8.91
Total from investment operations	3.86	8.26	7.46	5.15	(5.83)	8.88
Distributions from net investment income	(.02)	(.23)	(.07)	(.02)	-	(.02)
Distributions from net realized gain	(.41)	-	-	-	(1.87)	(.29)
Total distributions	(.43)	(.23)	(.07)	(.02)	(1.87)	(.31)
Net asset value, end of period	$44.17	$40.74	$32.71	$25.32	$20.19	$27.89
Total Return D,E	9.51%	25.38%	29.54%	25.55%	(22.62)%	46.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	(.07)% H	.14%	.43%	.23%	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$18,042,183	$17,198,587	$15,453,476	$9,888,912	$6,821,284	$6,455,689
Portfolio turnover rate I,J	22 % H	34%	17%	24%	37%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Blue Chip Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$548,746,310	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 82.7 / 20.5	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	22.7 - 51.1 / 50.9	Increase
			Enterprise value/Net income (EV/NI)	27.4 - 38.2 / 32.4	Increase
		Market approach	Transaction price	$4.63 - $54.91 / $30.83	Increase
			Discount rate	17.6%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5% - 3.8% / 3.6%	Increase
			Volatility	70.0% - 80.0% / 75.3%	Increase
			Term	1.0 - 5.0 / 2.0	Increase
		Book value	Book value multiple	1.4	Increase
Convertible Corporate Bonds	$6,755,785	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.8	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 75.0% / 33.3%	Increase
		Black scholes	Discount rate	3.7% - 4.2% / 3.7%	Increase
			Volatility	75.0% - 100.0% / 75.0%	Increase
			Term	0.4	Increase
Convertible Preferred Stocks	$351,092,478	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 82.7 / 38.2	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$0.90 - $271.56 / $34.42	Increase
			Discount rate	10.0% - 95.0% / 19.8%	Decrease
			Premium rate	10.0% - 65.0% / 38.9%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.6% - 3.8% / 3.7%	Increase
			Volatility	40.0% - 100.0% / 68.3%	Increase
			Term	2.0 - 5.0 / 3.3	Increase
Preferred Securities	$1,007,024	Market approach	Transaction price	$100.00	Increase
			Discount rate	17.6% - 37.9% / 26.2%	Decrease
			Probability rate	0.0% - 75.0% / 34.5%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5% - 4.2% / 3.5%	Increase
			Volatility	55.0% - 100.0% / 69.8%	Increase
			Term	0.4 - 1.0 / 1.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,320,613,827
Gross unrealized depreciation	(300,944,720)
Net unrealized appreciation (depreciation)	$10,019,669,107
Tax cost	$8,089,925,295

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Blue Chip Growth K6 Fund	Spinny Series G Convertible Preferred	1,806,826	-
Fidelity Blue Chip Growth K6 Fund	Revolut Group Holdings, Ltd.	2,256,153	(11,225)

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Blue Chip Growth K6 Fund	13,438,262.07

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth K6 Fund	1,936,847,455	2,371,439,114

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	6,626,820	186,763,704	186,763,704	273,422,585

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	17,234,936	349,420,316	575,938,420
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Blue Chip Growth K6 Fund	49,487

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Blue Chip Growth K6 Fund	Borrower	20,486,375	3.88%	35,336

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth K6 Fund	129,400,331	145,525,513	4,907,973
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Blue Chip Growth K6 Fund	22,027	313	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Blue Chip Growth K6 Fund	23,044,851
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,759.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884006.108
BCFK6-SANN-0426
Fidelity® Blue Chip Growth Fund

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Blue Chip Growth Fund
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	27,100	41,904,188
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	188,200	56,975,365
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (b)	1,108,923	19,683,383
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA ADR	1,132,600	18,200,882
TOTAL BRAZIL		37,884,265
BURKINA FASO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
IAMGOLD Corp (United States) (b)	2,583,000	46,958,940
CANADA - 1.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (b)	3,362,936	265,078,339
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Suncor Energy Inc	699,800	36,987,923
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.7%
Celestica Inc (United States) (b)	1,946,382	546,913,879
IT Services - 0.3%
Shopify Inc Class A (b)	2,025,317	265,753,599
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	554,030	570,651
TOTAL INFORMATION TECHNOLOGY		813,238,129
Materials - 0.0%
Metals & Mining - 0.0%
Agnico Eagle Mines Ltd/CA (United States)	161,600	30,784,800
TOTAL CANADA		1,146,089,191
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	376,800	18,808,878
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	1,415,300	108,782,518
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
WeRide Inc ADR (b)(h)	1,763,133	14,122,695
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (b)	647,000	21,590,390
TOTAL CONSUMER DISCRETIONARY		35,713,085
Consumer Staples - 0.0%
Beverages - 0.0%
Eastroc Beverage Group Co Ltd H Shares	110,400	3,504,717
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (c)(d)	3,214,400	5,143,040
Information Technology - 0.0%
Software - 0.0%
Pony AI Inc ADR (b)	1,878,873	26,078,757
TOTAL CHINA		179,222,117
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	416,896	94,260,186
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	4,715,958	172,745,542
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (c)(d)(f)	663	18,326,022
INDIA - 0.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	1,759,200	37,770,596
Vodafone Idea Ltd (b)	287,941,126	35,076,476
TOTAL COMMUNICATION SERVICES		72,847,072
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Meesho (e)	51,599,045	97,999,582
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	18,746,668	55,937,012
Specialty Retail - 0.1%
Lenskart Solutions Ltd (e)	10,406,170	51,903,744
Lenskart Solutions Ltd (e)	341,954	1,705,593
		53,609,337
TOTAL CONSUMER DISCRETIONARY		207,545,931
Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	3,072,736	16,768,786
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Reliance Industries Ltd	11,292,286	171,846,096
Financials - 0.2%
Capital Markets - 0.2%
Authum Investment & Infrastucture Ltd	25,045,170	137,989,616
Financial Services - 0.0%
Jio Financial Services Ltd	6,689,593	18,567,206
Pine Labs Ltd (e)	8,277,220	20,591,497
		39,158,703
TOTAL FINANCIALS		177,148,319
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	1,343,300	14,016,941
Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (j)	289,000	14,559,367
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (g)(j)	341,100	17,098,896
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	1,831,400	5,163,008
TOTAL INDUSTRIALS		36,821,271
Materials - 0.0%
Metals & Mining - 0.0%
Welspun Corp Ltd	5,004,153	39,798,445
TOTAL INDIA		736,792,861
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(c)(d)	204,327	8,293,633
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (b)(c)(d)	4,241	44,700
TOTAL FINANCIALS		8,338,333
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	713,512	991,781
TOTAL ISRAEL		9,330,114
ITALY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	2,262,100	55,558,199
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kioxia Holdings Corp (b)	299,700	41,364,642
KOREA (SOUTH) - 0.1%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
APR Corp/Korea	45,350	8,440,234
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	104,660	65,577,978
TOTAL KOREA (SOUTH)		74,018,212
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (g)(j)	1,342,215	23,753,549
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	65,000	92,495,000
NXP Semiconductors NV	648,908	146,744,055

TOTAL NETHERLANDS		239,239,055
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Sea Ltd Class A ADR (b)	270,100	31,463,949
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	2,915,083	131,907,506
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	308,821	57,563,920
TOTAL SWITZERLAND		189,471,426
TAIWAN - 1.1%
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Inc	553,000	21,373,673
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,774,327	917,081,533
TOTAL TAIWAN		938,455,206
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	1,012,429	61,434,192
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)(d)	13,549	19,010,331
TOTAL UNITED KINGDOM		80,444,523
UNITED STATES - 92.3%
Communication Services - 16.2%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)	251,500	27,969,315
Entertainment - 2.4%
Netflix Inc (b)	20,768,390	1,733,952,881
ROBLOX Corp Class A (b)	3,145,990	206,880,302
Roku Inc Class A (b)	218,200	20,772,640
Take-Two Interactive Software Inc (b)	438,465	96,593,840
		2,058,199,663
Interactive Media & Services - 13.8%
Alphabet Inc Class A	22,044,915	7,451,181,270
Epic Games Inc (b)(c)(d)	6,131	3,985,702
Meta Platforms Inc Class A	5,926,422	4,246,281,363
Reddit Inc Class A (b)	365,902	65,961,154
Reddit Inc Class B (b)	566,705	102,159,910
Snap Inc Class A (b)	57,258,582	396,801,973
		12,266,371,372
Media - 0.0%
EchoStar Corp Class A (b)	155,500	17,605,710
TOTAL COMMUNICATION SERVICES		14,370,146,060
Consumer Discretionary - 15.5%
Automobiles - 1.6%
General Motors Co	113,000	9,492,000
Neutron Holdings Inc (b)(c)(d)	7,152,433	685,203
Rad Power Bikes Inc (b)(c)(d)	928,091	9
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	980,651	10
Tesla Inc (b)	3,325,958	1,431,525,583
		1,441,702,805
Broadline Retail - 7.7%
Amazon.com Inc (b)	28,798,886	6,891,573,420
Diversified Consumer Services - 0.0%
Phoenix Education Partners Inc (h)	53,866	1,643,451
Hotels, Restaurants & Leisure - 2.0%
Brinker International Inc (b)	1,666,962	262,913,247
Cava Group Inc (b)(h)	469,400	28,455,028
Cheesecake Factory Inc/The	414,600	24,030,216
Chipotle Mexican Grill Inc (b)	4,751,908	184,706,664
DoorDash Inc Class A (b)	1,097,753	224,622,219
DraftKings Inc Class A (b)	6,837,583	188,101,908
Dutch Bros Inc Class A (b)	421,843	22,944,041
Expedia Group Inc Class A	90,900	24,073,956
Hilton Worldwide Holdings Inc	382,400	114,150,224
Marriott International Inc/MD Class A1	355,100	111,963,030
Sonder Holdings Inc Stage 1 rights (b)(c)	16,222	0
Sonder Holdings Inc Stage 2 rights (b)(c)	16,221	0
Sonder Holdings Inc Stage 3 rights (b)(c)	16,222	0
Sonder Holdings Inc Stage 4 rights (b)(c)	16,221	0
Sonder Holdings Inc Stage 5 rights (b)(c)	16,221	0
Sonder Holdings Inc Stage 5 rights (b)(c)	16,221	0
Starbucks Corp	5,082,877	467,370,540
Texas Roadhouse Inc	246,800	44,389,448
Wingstop Inc (h)	414,300	109,967,649
		1,807,688,170
Household Durables - 0.8%
SharkNinja Inc (b)	5,525,800	653,149,560
Somnigroup International Inc	374,949	32,939,270
		686,088,830
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)(h)	11,953,169	66,818,214
Specialty Retail - 2.7%
Abercrombie & Fitch Co Class A (b)	160,303	15,650,382
American Eagle Outfitters Inc	529,900	12,351,969
AutoZone Inc (b)	7,200	26,670,888
Bath & Body Works Inc	2,065,071	45,018,548
Carvana Co Class A (b)	1,036,481	415,742,894
Fanatics Inc Class A (b)(c)(d)	1,938,909	155,112,720
Five Below Inc (b)(h)	336,354	64,458,881
Floor & Decor Holdings Inc Class A (b)	259,200	17,096,832
Gap Inc/The	1,645,700	46,046,686
Home Depot Inc/The	304,434	114,037,932
Lowe's Cos Inc	1,652,697	441,369,261
RealReal Inc/The (b)	2,755,100	40,417,317
RH (b)(i)	1,138,122	226,292,797
Ross Stores Inc	94,000	17,733,100
TJX Cos Inc/The	2,096,966	314,146,476
Urban Outfitters Inc (b)	646,338	45,793,047
Victoria's Secret & Co (b)(h)	2,033,600	110,851,536
Warby Parker Inc Class A (b)	4,643,456	118,454,563
Wayfair Inc Class A (b)	1,783,957	184,621,710
		2,411,867,539
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (b)(i)	5,973,923	134,831,442
Deckers Outdoor Corp (b)	193,166	23,052,430
Lululemon Athletica Inc (b)	1,008,961	176,063,695
NIKE Inc Class B	2,009,822	124,227,098
Tapestry Inc	413,000	52,413,830
Tory Burch LLC Class A (b)(c)(d)(f)	293,611	11,999,882
VF Corp	761,300	14,913,867
		537,502,244
TOTAL CONSUMER DISCRETIONARY		13,844,884,673
Consumer Staples - 0.5%
Beverages - 0.1%
Celsius Holdings Inc (b)	1,684,165	88,384,979
Consumer Staples Distribution & Retail - 0.2%
Chobani Inc Class A (c)(d)(f)	3,602	16,051,773
Costco Wholesale Corp	71,723	67,437,551
Sprouts Farmers Market Inc (b)	456,300	32,356,233
Target Corp	699,700	73,797,359
		189,642,916
Food Products - 0.0%
Real Good Food Co LLC /The Class B (b)(c)	105,172	0
Real Good Food Co LLC /The Class B unit (b)(g)	105,172	10,517
		10,517
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	278,900	32,151,592
Herbalife Ltd (b)	2,420,400	41,727,696
		73,879,288
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	48,026,139	91,249,664
JUUL Labs Inc Class B (b)(c)(d)	6,625	12,588
		91,262,252
TOTAL CONSUMER STAPLES		443,179,952
Energy - 0.1%
Energy Equipment & Services - 0.0%
WaterBridge Infrastructure LLC Class A	429,000	9,412,260
Oil, Gas & Consumable Fuels - 0.1%
Chevron Corp	202,500	35,822,250
Exxon Mobil Corp	531,800	75,196,520
		111,018,770
TOTAL ENERGY		120,431,030
Financials - 2.8%
Capital Markets - 1.1%
Ares Management Corp Class A	494,355	73,990,113
Blue Owl Capital Inc Class A	4,375,441	59,681,015
Goldman Sachs Group Inc/The	366,885	343,187,898
KKR & Co Inc Class A	792,341	90,532,883
Morgan Stanley	916,220	167,485,016
Robinhood Markets Inc Class A (b)	2,689,507	267,552,156
		1,002,429,081
Consumer Finance - 0.1%
Figure Technology Solutions Inc Class A (h)	1,162,700	66,134,376
Financial Services - 1.6%
Affirm Holdings Inc Class A (b)	2,812,598	169,599,659
Apollo Global Management Inc	1,087,939	146,371,313
Mastercard Inc Class A	1,514,763	816,139,157
Rocket Cos Inc Class A	1,757,184	31,506,309
Toast Inc Class A (b)	1,345,883	41,870,420
Visa Inc Class A	743,749	239,360,741
		1,444,847,599
TOTAL FINANCIALS		2,513,411,056
Health Care - 5.9%
Biotechnology - 1.6%
AbbVie Inc	1,703,987	380,006,141
Alnylam Pharmaceuticals Inc (b)	578,056	195,417,611
Apogee Therapeutics Inc (b)	506,150	33,157,887
Arcellx Inc (b)	87,461	5,974,461
Caris Life Sciences Inc (b)	132,300	3,064,068
Cibus Inc Class A (b)	153,600	299,519
Gilead Sciences Inc	4,759,577	675,621,955
Janux Therapeutics Inc (b)	232,662	3,189,796
Legend Biotech Corp ADR (b)	488,003	8,540,053
Moderna Inc (b)	527,900	23,264,553
Praxis Precision Medicines Inc (b)	65,600	20,598,400
Regeneron Pharmaceuticals Inc	92,300	68,435,835
Revolution Medicines Inc (b)	75,100	7,280,945
Scholar Rock Holding Corp (b)	413,385	18,329,491
Travere Therapeutics Inc (b)	921,400	28,646,326
		1,471,827,041
Health Care Equipment & Supplies - 0.9%
Blink Health LLC Class A1 (b)(c)(d)	63,681	2,359,381
Boston Scientific Corp (b)	6,183,021	578,297,954
Insulet Corp (b)	362,107	92,630,592
Intuitive Surgical Inc (b)	45,200	22,790,744
Kestra Medical Technologies Ltd	436,803	10,775,930
Medline Inc Class A	1,445,500	63,891,100
		770,745,701
Health Care Providers & Services - 0.5%
Cardinal Health Inc	820,800	176,373,504
Cencora Inc	271,464	97,515,298
Guardant Health Inc (b)	381,500	43,506,260
McKesson Corp	185,443	154,142,076
		471,537,138
Health Care Technology - 0.0%
Claritev Corp warrants (b)(c)	138,859	0
HeartFlow Inc (e)	460,506	13,755,314
		13,755,314
Life Sciences Tools & Services - 0.1%
Danaher Corp	154,600	33,840,394
Veterinary Emergency Group (b)(c)(d)(f)	524,494	51,594,475
		85,434,869
Pharmaceuticals - 2.8%
Crinetics Pharmaceuticals Inc (b)	387,900	19,371,726
Elanco Animal Health Inc (b)	683,600	16,461,088
Eli Lilly & Co	2,216,696	2,299,046,257
Johnson & Johnson	481,200	109,352,700
Roche Holding AG non-voting shares	66,610	30,290,226
		2,474,521,997
TOTAL HEALTH CARE		5,287,822,060
Industrials - 6.0%
Aerospace & Defense - 3.1%
Anduril Industries Inc Class B (c)(d)	27,087	1,352,725
Anduril Industries Inc Class C (c)(d)	13	649
Axon Enterprise Inc (b)	264,272	127,796,654
Beta Technologies Inc (e)	828,079	17,803,699
Beta Technologies Inc Class A (b)	424,400	9,124,600
Boeing Co (b)	2,417,171	564,941,206
Carpenter Technology Corp	371,091	117,943,853
GE Aerospace	1,130,887	346,944,823
Howmet Aerospace Inc	1,195,667	248,794,389
Red Cat Holdings Inc (b)	943,700	12,739,950
Relativity Space Inc (b)(c)	34,453	36,519
Rocket Lab Corp	596,700	47,777,769
Space Exploration Technologies Corp (b)(c)(d)	3,006,587	1,265,773,127
Space Exploration Technologies Corp Class C (b)(c)(d)	104,067	43,812,207
		2,804,842,170
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	49,200	9,591,540
FedEx Corp	38,000	12,245,500
		21,837,040
Construction & Engineering - 0.2%
Comfort Systems USA Inc	95,400	108,956,340
Construction Partners Inc Class A (b)	112,000	12,306,560
IES Holdings Inc (b)	73,300	27,875,257
Legence Corp Class A	127,300	5,971,643
		155,109,800
Electrical Equipment - 0.6%
Bloom Energy Corp Class A (b)	116,800	17,680,016
GE Vernova Inc	594,909	432,124,050
Nextpower Inc Class A (b)	704,600	82,501,614
		532,305,680
Ground Transportation - 0.5%
Lyft Inc Class A (b)	4,844,252	81,722,531
Old Dominion Freight Line Inc	322,900	55,926,280
Uber Technologies Inc (b)	3,047,355	243,940,768
XPO Inc (b)	234,600	34,746,606
		416,336,185
Machinery - 0.3%
Caterpillar Inc	52,900	34,774,344
Cummins Inc	182,300	105,518,886
PACCAR Inc	500,600	61,528,746
RBC Bearings Inc (b)	56,175	28,068,962
		229,890,938
Passenger Airlines - 0.6%
Alaska Air Group Inc (b)(h)	573,918	29,172,252
Delta Air Lines Inc	3,697,204	243,608,772
United Airlines Holdings Inc (b)	2,301,597	235,499,405
		508,280,429
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	172,325	43,505,170
FTAI Aviation Ltd	2,235,735	608,835,355
		652,340,525
TOTAL INDUSTRIALS		5,320,942,767
Information Technology - 44.4%
Communications Equipment - 0.5%
Arista Networks Inc (b)	262,100	37,150,054
Lumentum Holdings Inc (b)(h)	1,100,987	431,410,746
		468,560,800
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	2,118,391	305,217,775
Coherent Corp (b)	1,257,616	266,840,963
Corning Inc	765,000	78,986,250
Jabil Inc	301,900	71,607,661
		722,652,649
IT Services - 0.9%
Akamai Technologies Inc (b)	200,000	19,430,000
Cloudflare Inc Class A (b)	1,037,855	184,063,584
MongoDB Inc Class A (b)	89,200	33,122,636
Snowflake Inc (b)	1,526,496	294,155,779
Twilio Inc Class A (b)	1,881,769	226,677,894
X.Ai Holdings Corp Class A (c)(d)	820,912	61,946,020
		819,395,913
Semiconductors & Semiconductor Equipment - 23.1%
Advanced Micro Devices Inc (b)	1,500,500	355,213,365
Astera Labs Inc (b)	2,568,270	386,832,827
Broadcom Inc	8,762,228	2,902,926,137
GlobalFoundries Inc (b)	1,296,261	54,702,214
Impinj Inc (b)	7,153	987,829
KLA Corp	28,100	40,125,114
Lam Research Corp	595,900	139,118,814
Marvell Technology Inc	17,821,340	1,406,460,153
Micron Technology Inc	1,511,100	626,925,168
Monolithic Power Systems Inc	619,256	696,136,632
NVIDIA Corp	72,767,995	13,908,146,885
Onto Innovation Inc (b)	53,800	10,870,290
		20,528,445,428
Software - 8.6%
Applied Intuition Inc Class A (b)(c)(d)	33,762	3,824,559
AppLovin Corp Class A (b)	2,345,260	1,109,565,959
Atom Tickets LLC (b)(c)(d)(f)	1,204,239	12
Celestial AI Inc (c)(d)	44,508	1,193,705
Circle Internet Group Inc Class A (h)	193,200	12,351,276
Crowdstrike Holdings Inc Class A (b)	199,626	88,115,915
Figma Inc Class A	447,530	11,599,978
Microsoft Corp	12,585,910	5,415,591,214
OpenAI Group Pbc Class A (c)(d)	56,300	26,882,124
Oracle Corp	2,311,193	380,376,144
Palantir Technologies Inc Class A (b)	2,213,406	324,463,186
Rubrik Inc Class A (b)	614,800	34,398,060
Salesforce Inc	375,400	79,693,666
Samsara Inc Class A (b)	1,107,900	31,076,595
Servicenow Inc (b)	976,745	114,288,932
Stripe LLC Class B (b)(c)(d)	173,600	7,190,512
Tanium Inc Class B (b)(c)(d)	554,900	4,300,475
Unity Software Inc (b)	515,500	15,001,050
Zoom Communications Inc Class A (b)	479,200	44,134,320
		7,704,047,682
Technology Hardware, Storage & Peripherals - 10.5%
Apple Inc	32,535,223	8,442,239,664
Sandisk Corp/DE	517,200	298,036,500
Seagate Technology Holdings PLC	146,900	59,889,661
Western Digital Corp	2,040,600	510,619,338
		9,310,785,163
TOTAL INFORMATION TECHNOLOGY		39,553,887,635
Materials - 0.2%
Construction Materials - 0.2%
Martin Marietta Materials Inc	118,151	77,028,544
Vulcan Materials Co	274,211	82,411,374
		159,439,918
Metals & Mining - 0.0%
Alcoa Corp	279,000	15,849,990
Century Aluminum Co (b)	371,500	16,840,095
		32,690,085
TOTAL MATERIALS		192,130,003
Real Estate - 0.5%
Health Care REITs - 0.5%
Welltower Inc	2,252,957	424,366,981
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	3,767,800	47,172,856
TOTAL REAL ESTATE		471,539,837
Utilities - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp	112,164	31,482,191
Entergy Corp	608,900	58,387,421
NRG Energy Inc	338,790	51,709,518
		141,579,130
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	288,856	45,740,348
TOTAL UTILITIES		187,319,478
TOTAL UNITED STATES		82,305,694,551
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	1,209,300	34,183,496
TOTAL COMMON STOCKS (Cost $30,686,143,269)		86,572,944,477

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	2,432,800	10,928,138
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	647,200	2,907,222
Neutron Holdings Inc 8% 10/29/2026 (c)(d)(k)	24,887,736	44,489,317
TOTAL CONSUMER DISCRETIONARY		58,324,677
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	187,681	62,723
TOTAL UNITED STATES		58,387,400
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $28,155,417)		58,387,400

Convertible Preferred Stocks - 3.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)	164,500	11,419,590
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	293,038	75,246,298
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	170,267	36,944,247
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (b)(c)(d)	913,194	48,919,802
Oura Health Oy Series E (c)(d)	1,105,259	59,208,725

TOTAL FINLAND		108,128,527
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (c)(d)	14,138	552,796
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)	932,003	7,362,824
Element Labs Inc Series B (c)(d)	674,000	5,917,720
TOTAL INDUSTRIALS		13,280,544
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	1,192,000	1,788,000
Xsight Labs Ltd Series F (c)(d)	2,378,372	9,989,162
TOTAL INFORMATION TECHNOLOGY		11,777,162
TOTAL ISRAEL		25,610,502
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (c)(d)	5,700	2,433,843
UNITED STATES - 2.8%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc Series 1C (b)(c)(d)	50,654,200	4,852,672
Neutron Holdings Inc Series 1D (b)(c)(d)	85,315,542	8,173,229
Rad Power Bikes Inc Series A (b)(c)(d)	120,997	0
Rad Power Bikes Inc Series C (b)(c)(d)	476,111	5
Rad Power Bikes Inc Series D (b)(c)(d)	867,000	9
Waymo LLC Series A2 (b)(c)(d)	81,316	12,432,403
Waymo LLC Series C2 (b)(c)(d)	149,427	22,248,186
		47,706,504
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	6,100	1,497,428
TOTAL CONSUMER DISCRETIONARY		49,203,932
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	166,200	8,073,996
GoBrands Inc Series H (b)(c)(d)	104,029	6,444,597
		14,518,593
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	1,091,300	11
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	2,570,575	4,884,093
JUUL Labs Inc Series D (b)(c)(d)	13,822	26,261
JUUL Labs Inc Series E (b)(c)(d)	14,959	28,422
		4,938,776
TOTAL CONSUMER STAPLES		19,457,380
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	363,100	4,317,259
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	150,460	10,639,027
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	112,771	8,417,227
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	47,443	3,424,910
TOTAL FINANCIALS		26,798,423
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(c)(d)	3,301	715,821
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	5,347	1,071,165
Neurona Therapeutics Inc Series F (c)(d)	1,902,800	4,471,580
		6,258,566
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	170,685	6,323,879
Blink Health LLC Series D (b)(c)(d)	38,410	1,423,091
		7,746,970
TOTAL HEALTH CARE		14,005,536
Industrials - 1.1%
Aerospace & Defense - 1.1%
ABL Space Systems Co Series A10 (b)(c)(d)	789,444	205,256
ABL Space Systems Co Series A8 (b)(c)(d)	306,520	79,695
ABL Space Systems Co Series A9 (b)(c)(d)	158,338	41,168
Anduril Industries Inc Series F (b)(c)(d)	544,932	27,213,904
Anduril Industries Inc Series G (c)(d)	254,700	12,719,718
Space Exploration Technologies Corp Series G (b)(c)(d)	98,074	412,891,540
Space Exploration Technologies Corp Series H (b)(c)(d)	25,767	108,479,070
Space Exploration Technologies Corp Series J (b)(c)(d)	5,376	22,632,960
Space Exploration Technologies Corp Series N (b)(c)(d)	79,406	334,299,260
		918,562,571
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	281,500	15,837,190
Zipline International Inc Series H (c)(d)	265,700	14,948,282
		30,785,472
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	1,263,700	9,642,031
TOTAL INDUSTRIALS		958,990,074
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	771,513	2,530,563
Cerebras Systems Inc Series G (c)(d)	1,109,600	98,776,592
Enevate Corp Series E (b)(c)(d)	12,084,432	966,755
Frore Systems Inc Series C (b)(c)(d)	366,694	9,504,708
Menlo Microsystems Inc Series C (b)(c)(d)	4,680,700	2,574,385
		114,353,003
IT Services - 0.4%
Gupshup Inc (b)(c)(d)	709,497	3,221,116
X.Ai Holdings Corp Series B (c)(d)	3,688,585	278,340,625
X.Ai Holdings Corp Series C (c)(d)	674,457	50,894,525
Yanka Industries Inc Series F (b)(c)(d)	508,854	1,338,286
		333,794,552
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)(d)	391,847	11,242,090
Alif Semiconductor Series D (c)(d)	217,800	6,612,408
Danger Devices Inc Series B (c)(d)	4,462,000	4,060,420
Retym Inc Series C (b)(c)(d)	810,037	8,448,686
Retym Inc Series D (b)(c)(d)	194,389	2,138,279
SiMa Technologies Inc Series B (b)(c)(d)	2,821,200	18,535,284
SiMa Technologies Inc Series B1 (b)(c)(d)	188,978	1,436,233
		52,473,400
Software - 0.8%
Algolia Inc Series D (b)(c)(d)	276,495	4,352,031
Anthropic PBC Series D (b)(c)(d)	393,051	107,589,850
Anthropic PBC Series E (c)(d)	39,600	10,261,944
Anthropic PBC Series F (c)(d)	287,400	74,476,836
Applied Intuition Inc Series A2 (b)(c)(d)	43,948	4,978,429
Applied Intuition Inc Series B2 (b)(c)(d)	21,192	2,400,630
Celestial AI Inc Series A (c)(d)	283,807	7,611,704
Celestial AI Inc Series B (c)(d)	213,558	5,727,625
Celestial AI Inc Series C1 (c)(d)	855,468	22,943,652
Crusoe Energy Systems LLC Series D (b)(c)(d)	300,371	32,440,068
Crusoe Energy Systems LLC Series E (c)(d)	176,563	19,068,804
Databricks Inc Series G (b)(c)(d)	437,958	83,212,020
Databricks Inc Series H (b)(c)(d)	273,924	52,045,560
Databricks Inc Series I (b)(c)(d)	6,675	1,268,250
Databricks Inc Series J (b)(c)(d)	190,149	36,128,310
Databricks Inc Series K (c)(d)	58,500	11,115,000
Dataminr Inc Series D, 8% (b)(c)(d)	277,250	2,098,783
Density Ai Inc (c)(d)	2,558,700	3,812,463
Lyte Ai Inc Series B (b)(c)(d)	692,307	7,276,147
MOLOCO Inc Series A (b)(c)(d)	103,822	7,067,164
Nuro Inc/DE Series E (c)(d)	465,136	5,325,807
OpenAI Group Pbc Series A-2 (c)(d)	156,615	74,780,531
OpenAI Group Pbc Series A-3 (c)(d)	43,828	20,926,993
Physical Intelligence Inc Series B (c)(d)	21,600	5,858,136
Runway AI Inc Series D (b)(c)(d)	540,130	7,902,102
Runway AI Inc Series P (c)(d)	34,558	505,583
Skyryse Inc Series B (b)(c)(d)	560,000	14,644,000
Skyryse Inc Series C (c)(d)	274,500	7,416,990
Skyryse Inc Series C-1 (c)(d)	65,325	1,712,168
Stripe LLC Series H (b)(c)(d)	73,100	3,027,802
Stripe LLC Series I (b)(c)(d)	1,129,819	46,797,103
		684,772,485
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	372,617	19,979,724
Lightmatter Inc Series C2 (b)(c)(d)	58,528	3,226,063
Lightmatter Inc Series D (b)(c)(d)	363,511	25,725,673
		48,931,460
TOTAL INFORMATION TECHNOLOGY		1,234,324,900
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	2,271,329	70,547,479
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	341,408	16,298,818
Redwood Materials Series D (b)(c)(d)	97,832	4,670,500
Redwood Materials Series E (c)(d)	16,614	793,152
TOTAL UTILITIES		21,762,470
TOTAL UNITED STATES		2,395,090,194
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,158,063,681)		2,654,873,201

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d) (Cost $9,830,736)	29,758	6,717,869

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(l)	2,743,770	2,728,130
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d)	980,651	183,055
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(l)	707,738	89,151
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	3,211,571	4,204,019
SiMa Technologies Inc 7.5% 12/31/2027 (c)(d)	2,189,200	2,602,557
		6,806,576
TOTAL INFORMATION TECHNOLOGY		6,895,727
TOTAL UNITED STATES		7,078,782
TOTAL PREFERRED SECURITIES (Cost $9,832,930)		9,806,912

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (m)(n) (Cost $217,439,288)	3.70	217,417,546	217,439,288

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $32,109,465,321)	89,520,169,147
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(247,194,279)
NET ASSETS - 100.0%	89,272,974,868

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,538,027,674 or 5.1% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $203,759,429 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,862,962 or 0.0% of net assets.

(h)	Security or a portion of the security is on loan at period end.
(i)	Affiliated company.
(j)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $55,411,812 or 0.1% of net assets.

(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/2023	1,348,924

ABL Space Systems Co Series A8	3/24/2021	12,165,467

ABL Space Systems Co Series A9	10/22/2021	9,626,140

AgBiome LLC Series C	6/29/2018	6,911,967

Akeana Series C	1/23/2024	4,633,446

Algolia Inc Series D	7/23/2021	8,086,110

Alif Semiconductor Series C	3/8/2022	7,953,922

Alif Semiconductor Series D	4/11/2025	5,884,324

Anduril Industries Inc Class B	6/16/2025	1,107,392

Anduril Industries Inc Class C	6/16/2025	531

Anduril Industries Inc Series F	8/7/2024	11,844,969

Anduril Industries Inc Series G	4/17/2025	10,412,849

Ant International Co Ltd Class C	5/16/2018	12,251,284

Anthropic PBC Series D	5/31/2024	11,793,299

Anthropic PBC Series E	2/14/2025	2,221,025

Anthropic PBC Series F	8/18/2025	40,514,088

Applied Intuition Inc Class A	7/2/2024	2,015,419

Applied Intuition Inc Series A2	7/2/2024	2,623,472

Applied Intuition Inc Series B2	7/2/2024	1,265,054

Atom Tickets LLC	8/15/2017	7,000,000

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	1,806,910

Blink Health LLC Series C	11/7/2019 - 7/14/2021	6,516,071

Blink Health LLC Series D	6/17/2024 - 6/25/2024	1,613,220

Bolt Technology OU Series E	1/3/2022	44,234,771

Bytedance Ltd Series E1	11/18/2020	32,109,399

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	44,610,394

Castle Creek Biosciences Inc Series A4	9/29/2016	9,830,736

Castle Creek Biosciences Inc Series B	10/9/2018	1,359,517

Castle Creek Biosciences Inc Series D2	6/28/2021	916,699

Celestial AI Inc	2/25/2025	659,417

Celestial AI Inc Series A	2/25/2025	4,204,799

Celestial AI Inc Series B	2/25/2025	3,164,011

Celestial AI Inc Series C1	2/25/2025	14,910,979

Cellink Corp Series D	1/20/2022	16,065,910

Cerebras Systems Inc Series G	9/19/2025	40,203,471

Chobani Inc Class A	10/14/2025	16,051,785

Crusoe Energy Systems LLC Series D	12/10/2024	8,762,375

Crusoe Energy Systems LLC Series E	10/8/2025	14,832,750

Danger Devices Inc Series B	3/5/2025	4,018,031

Databricks Inc Series G	2/1/2021	25,893,230

Databricks Inc Series H	8/31/2021	20,129,068

Databricks Inc Series I	9/14/2023	490,613

Databricks Inc Series J	12/17/2024	17,588,783

Databricks Inc Series K	9/8/2025	8,775,000

Dataminr Inc Series D, 8%	3/6/2015	3,534,938

Density Ai Inc	12/5/2025	3,812,425

Diamond Foundry Inc Series C	3/15/2021	54,511,896

Discord Inc Series I	9/15/2021	3,358,809

Element Labs Inc Series A	2/11/2025	3,437,784

Element Labs Inc Series B	6/27/2025	5,916,979

Empower Semiconductor Inc Series D	6/27/2025	10,142,203

Enevate Corp 10% 5/12/2199	11/12/2024	187,681

Enevate Corp 6%	11/2/2023 - 10/31/2025	707,738

Enevate Corp Series E	1/29/2021	13,397,828

Epic Games Inc	7/30/2020	3,525,324

Fanatics Inc Class A	8/13/2020 - 10/24/2022	78,989,836

Frore Systems Inc Series C	5/10/2024	5,892,919

GoBrands Inc Series G	3/2/2021	41,503,015

GoBrands Inc Series H	7/22/2021	40,414,287

Gupshup Inc	6/8/2021	16,222,791

JUUL Labs Inc Class A	12/20/2017 - 11/4/2025	65,791,361

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015 - 7/6/2018	0

JUUL Labs Inc Series D	6/25/2018 - 7/6/2018	0

JUUL Labs Inc Series E	12/20/2017	320,664

Lightmatter Inc Series C1	5/19/2023	6,132,083

Lightmatter Inc Series C2	12/18/2023	1,521,833

Lightmatter Inc Series D	10/11/2024	29,164,670

Lyte Ai Inc Series B	8/13/2024	8,782,676

Menlo Microsystems Inc Series C	2/9/2022	6,204,268

MOLOCO Inc Series A	6/26/2023	6,229,320

Neurona Therapeutics Inc Series F	3/28/2025	3,919,768

Neutron Holdings Inc	2/4/2021	71,531

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	2,432,800

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	647,200

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	24,887,736

Neutron Holdings Inc Series 1C	7/3/2018	9,261,614

Neutron Holdings Inc Series 1D	1/25/2019	20,689,019

NScale Global Holdings Ltd Series B	9/25/2025	2,165,316

Nuro Inc/DE Series E	4/1/2025	5,950,713

OpenAI Group Pbc Class A	9/3/2025	24,209,000

OpenAI Group Pbc Series A-2	9/30/2024	29,421,124

OpenAI Group Pbc Series A-3	4/11/2025	13,449,203

Oura Health Oy Series D	12/18/2024	23,459,953

Oura Health Oy Series E	9/24/2025	59,208,725

Physical Intelligence Inc Series B	10/24/2025	5,865,681

Rad Power Bikes Inc	1/21/2021	4,476,962

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	980,651

Rad Power Bikes Inc Series A	1/21/2021	583,670

Rad Power Bikes Inc Series C	1/21/2021	2,296,683

Rad Power Bikes Inc Series D	9/17/2021	8,309,155

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Rapyd Financial Network 2016 Ltd	3/30/2021	14,999,992

Rapyd Financial Network 2016 Ltd Series F	3/6/2025	618,930

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/6/2025	0

Redwood Materials Series C	5/28/2021	16,183,924

Redwood Materials Series D	6/2/2023	4,670,095

Redwood Materials Series E	10/20/2025	793,083

Retym Inc Series C	5/17/2023 - 6/20/2023	6,303,546

Retym Inc Series D	1/29/2025	2,057,996

Revolut Group Holdings Ltd	12/27/2024	11,784,207

Runway AI Inc Series D	9/6/2024	5,855,969

Runway AI Inc Series P	11/4/2025	505,521

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 1/5/2026	3,211,571

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	2,189,200

SiMa Technologies Inc Series B	5/10/2021	14,465,422

SiMa Technologies Inc Series B1	4/25/2022	1,340,024

Skyryse Inc Series B	10/21/2021	13,820,783

Skyryse Inc Series C	9/16/2025 - 11/21/2025	7,418,143

Skyryse Inc Series C-1	8/13/2024	1,324,031

Space Exploration Technologies Corp	10/16/2015 - 12/9/2024	60,518,403

Space Exploration Technologies Corp Class C	9/11/2017 - 12/9/2024	11,127,463

Space Exploration Technologies Corp Series G	1/20/2015 - 9/7/2023	8,180,646

Space Exploration Technologies Corp Series H	8/4/2017	3,478,545

Space Exploration Technologies Corp Series J	9/7/2023	4,354,560

Space Exploration Technologies Corp Series N	8/4/2020	21,439,621

Stripe LLC Class B	5/18/2021	6,966,287

Stripe LLC Series H	3/15/2021	2,933,137

Stripe LLC Series I	3/20/2023 - 5/12/2023	22,747,934

Taalas Inc 0%	12/23/2025	2,743,770

Taalas Inc Series B	2/19/2025	9,033,254

Taalas Inc warrants	12/23/2025	554,030

Tanium Inc Class B	4/21/2017	2,754,690

Tenstorrent Holdings Inc Series C1	4/23/2021	8,945,545

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	8,889,338

Tenstorrent Holdings Inc Series D2	7/17/2024	3,604,719

Tory Burch LLC Class A	5/14/2015	20,890,423

Trade Republic Bank GmbH	12/16/2025	18,162,133

Veterinary Emergency Group	9/16/2021 - 3/17/2022	21,635,527

Waymo LLC Series A2	5/8/2020	6,982,377

Waymo LLC Series C2	10/18/2024	11,685,386

X.Ai Holdings Corp Class A	10/25/2022 - 7/18/2025	29,717,656

X.Ai Holdings Corp Series B	5/13/2024	44,152,363

X.Ai Holdings Corp Series C	11/22/2024	14,601,994

Xsight Labs Ltd Series D	2/16/2021	9,531,232

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	11,011,865

Yanka Industries Inc Series F	4/8/2021	16,220,636

Zipline International Inc Series G	6/7/2024	11,807,883

Zipline International Inc Series H	12/3/2025	14,949,414

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

HeartFlow Inc	2/4/2026

Lenskart Solutions Ltd	2/3/2026

Lenskart Solutions Ltd	5/7/2026

Meesho	6/10/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,397,957	2,107,759,806	2,123,127,389	1,682,061	(30,374)	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	289,896,195	2,334,284,285	2,406,733,439	993,593	(7,753)	-	217,439,288	217,417,546	0.7%
Total	305,294,152	4,442,044,091	4,529,860,828	2,675,654	(38,127)	-	217,439,288

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Capri Holdings Ltd	101,240,501	8,202,141	-	-	-	25,388,800	134,831,442	5,973,923
Restoration Hardware Inc	234,020,646	-	-	-	-	(7,727,849)	226,292,797	1,138,122
Total	335,261,147	8,202,141	-	-	-	17,660,951	361,124,239

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	14,551,775,650	14,439,007,430	108,782,518	3,985,702
Consumer Discretionary	14,744,897,224	14,577,099,400	-	167,797,824
Consumer Staples	533,327,881	426,013,856	-	107,314,025
Energy	329,265,049	329,265,049	-	-
Financials	2,784,814,033	2,733,996,307	-	50,817,726
Health Care	5,510,638,472	5,368,830,470	87,854,146	53,953,856
Industrials	5,357,764,038	4,046,788,811	-	1,310,975,227
Information Technology	41,720,737,371	41,571,933,344	-	148,804,027
Materials	380,865,444	380,865,444	-	-
Real Estate	471,539,837	471,539,837	-	-
Utilities	187,319,478	187,319,478	-	-

Convertible Corporate Bonds
Consumer Discretionary	58,324,677	-	-	58,324,677
Information Technology	62,723	-	-	62,723

Convertible Preferred Stocks
Communication Services	75,246,298	-	-	75,246,298
Consumer Discretionary	49,203,932	-	-	49,203,932
Consumer Staples	19,457,380	-	-	19,457,380
Financials	27,351,219	-	-	27,351,219
Health Care	122,134,063	-	-	122,134,063
Industrials	972,270,618	-	-	972,270,618
Information Technology	1,296,899,742	-	-	1,296,899,742
Materials	70,547,479	-	-	70,547,479
Utilities	21,762,470	-	-	21,762,470

Non-Convertible Preferred Stocks
Health Care	6,717,869	-	-	6,717,869

Preferred Securities
Consumer Discretionary	183,055	-	-	183,055
Information Technology	9,623,857	-	-	9,623,857

Money Market Funds	217,439,288	217,439,288	-	-
Total Investments in Securities:	89,520,169,147	84,750,098,714	196,636,664	4,573,433,769

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	(51,914)	-	-	(51,914)
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2026 ($)
Common Stocks	1,069,527,697	5,611,661	709,004,477	170,206,687	(110,702,136)	-	1	-	1,843,648,387	747,381,935
Convertible Preferred Stocks	1,547,614,308	-	953,814,601	243,237,976	(89,793,684)	-	-	-	2,654,873,201	979,689,630
Non-Convertible Preferred Stocks	6,064,085	-	653,784	-	-	-	-	-	6,717,869	653,784
Convertible Corporate Bonds	42,365,469	-	15,064,710	957,221	-	-	-	-	58,387,400	15,064,710
Preferred Securities	16,322,009	-	(1,109,261)	2,917,895	(8,323,731)	-	-	-	9,806,912	147,299

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $218,851,531) - See accompanying schedule:
Unaffiliated issuers (cost $31,564,095,787)	$88,941,605,620
Fidelity Central Funds (cost $217,439,288)	217,439,288
Other affiliated issuers (cost $327,930,246)	361,124,239

Total Investment in Securities (cost $32,109,465,321)		$89,520,169,147
Foreign currency held at value (cost $6,681,921)		6,696,589
Receivable for investments sold		130,202,658
Receivable for fund shares sold		79,731,161
Dividends receivable		11,768,901
Interest receivable		1,247,216
Distributions receivable from Fidelity Central Funds		429,916
Prepaid expenses		52,311
Other receivables		1,889,728
Total assets		89,752,187,627
Liabilities
Payable to custodian bank	$12,663,074
Payable for investments purchased	108,089,946
Unrealized depreciation on unfunded commitments	51,914
Payable for fund shares redeemed	55,174,330
Accrued management fee	52,700,175
Distribution and service plan fees payable	28,633
Deferred taxes	31,811,212
Other payables and accrued expenses	1,284,196
Collateral on securities loaned	217,409,279
Total liabilities		479,212,759
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$89,272,974,868
Net Assets consist of:
Paid in capital		$31,982,089,562
Total accumulated earnings (loss)		57,290,885,306
Net Assets		$89,272,974,868

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($72,863,714 ÷ 274,564 shares)(a)		$265.38
Maximum offering price per share (100/94.25 of $265.38)		$281.57
Class M :
Net Asset Value and redemption price per share ($9,047,902 ÷ 34,181 shares)(a)		$264.71
Maximum offering price per share (100/96.50 of $264.71)		$274.31
Class C :
Net Asset Value and offering price per share ($12,901,754 ÷ 49,088 shares)(a)		$262.83
Blue Chip Growth :
Net Asset Value, offering price and redemption price per share ($72,483,276,210 ÷ 271,675,304 shares)		$266.80
Class K :
Net Asset Value, offering price and redemption price per share ($7,196,300,283 ÷ 26,797,340 shares)		$268.55
Class I :
Net Asset Value, offering price and redemption price per share ($322,383,137 ÷ 1,210,733 shares)		$266.27
Class Z :
Net Asset Value, offering price and redemption price per share ($9,176,201,868 ÷ 34,425,013 shares)		$266.56
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$140,922,981
Interest		1,082,005
Income from Fidelity Central Funds (including $993,593 from security lending)		2,675,654
Total income		144,680,640
Expenses
Management fee
Basic fee	$240,872,362
Performance adjustment	59,655,256
Distribution and service plan fees	135,743
Custodian fees and expenses	380,377
Independent trustees' fees and expenses	164,584
Registration fees	452,109
Audit fees	77,743
Legal	59,640
Interest	268,177
Miscellaneous	129,029
Total expenses		302,195,020
Net Investment income (loss)		(157,514,380)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,781,412)	1,283,934,109
Fidelity Central Funds	(38,127)
Foreign currency transactions	(868,548)
Futures contracts	11,024,355
Total net realized gain (loss)		1,294,051,789
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $9,266,332)	6,650,724,966
Affiliated issuers	105,406,635
Unfunded commitments	(51,914)
Assets and liabilities in foreign currencies	(41,632)
Total change in net unrealized appreciation (depreciation)		6,756,038,055
Net gain (loss)		8,050,089,844
Net increase (decrease) in net assets resulting from operations		$7,892,575,464
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(157,514,380)	$(119,566,658)
Net realized gain (loss)	1,294,051,789	1,878,214,125
Change in net unrealized appreciation (depreciation)	6,756,038,055	13,616,651,098
Net increase (decrease) in net assets resulting from operations	7,892,575,464	15,375,298,565
Distributions to shareholders	(1,632,271,792)	(4,175,320,825)

Share transactions - net increase (decrease)	3,235,049,091	3,337,051,589
Total increase (decrease) in net assets	9,495,352,763	14,537,029,329

Net Assets
Beginning of period	79,777,622,105	65,240,592,776
End of period	$89,272,974,868	$79,777,622,105

Consolidated Financial Highlights
Fidelity Advisor® Blue Chip Growth Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$246.63	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(.87)	(1.00)
Net realized and unrealized gain (loss)	24.69	38.43
Total from investment operations	23.82	37.43
Distributions from net investment income	-	(.40) D
Distributions from net realized gain	(5.07)	(1.92) D
Total distributions	(5.07)	(2.32)
Net asset value, end of period	$265.38	$246.63
Total Return E,F,G	9.77%	17.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.02% J	.97% J,K
Expenses net of fee waivers, if any	1.02 % J	.97% J,K
Expenses net of all reductions, if any	1.02% J	.97% J,K
Net investment income (loss)	(.68)% J	(.56)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$72,864	$38,767
Portfolio turnover rate L	26 % J	34% M

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Blue Chip Growth Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$246.32	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(1.20)	(1.41)
Net realized and unrealized gain (loss)	24.66	38.36
Total from investment operations	23.46	36.95
Distributions from net investment income	-	(.23) D
Distributions from net realized gain	(5.07)	(1.92) D
Total distributions	(5.07)	(2.15)
Net asset value, end of period	$264.71	$246.32
Total Return E,F,G	9.63%	17.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.27% J	1.21% J,K
Expenses net of fee waivers, if any	1.27 % J	1.21% J,K
Expenses net of all reductions, if any	1.27% J	1.21% J,K
Net investment income (loss)	(.93)% J	(.79)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$9,048	$5,261
Portfolio turnover rate L	26 % J	34% M

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Blue Chip Growth Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$245.21	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(1.83)	(2.35)
Net realized and unrealized gain (loss)	24.52	38.28
Total from investment operations	22.69	35.93
Distributions from net investment income	-	(.32) D
Distributions from net realized gain	(5.07)	(1.92) D
Total distributions	(5.07)	(2.24)
Net asset value, end of period	$262.83	$245.21
Total Return E,F	9.36%	17.05%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.77% I	1.72% I,J
Expenses net of fee waivers, if any	1.77 % I	1.72% I,J
Expenses net of all reductions, if any	1.77% I	1.72% I,J
Net investment income (loss)	(1.43)% I	(1.32)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$12,902	$6,030
Portfolio turnover rate K	26 % I	34% L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Blue Chip Growth Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$247.56	$213.10	$164.62	$132.94	$187.79	$138.12
Income from Investment Operations
Net investment income (loss) A,B	(.49)	(.38)	(.06)	(.13)	(.50)	(.73)
Net realized and unrealized gain (loss)	24.80	48.35	50.16	32.45	(38.32)	60.84
Total from investment operations	24.31	47.97	50.10	32.32	(38.82)	60.11
Distributions from net investment income	-	(.51) C	-	-	-	-
Distributions from net realized gain	(5.07)	(13.00) C	(1.62)	(.64)	(16.03)	(10.44)
Total distributions	(5.07)	(13.51)	(1.62)	(.64)	(16.03)	(10.44)
Net asset value, end of period	$266.80	$247.56	$213.10	$164.62	$132.94	$187.79
Total Return D,E	9.93%	23.78%	30.74%	24.43%	(22.85)%	45.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.61%	.50%	.69%	.76%	.79%
Expenses net of fee waivers, if any	.72 % H	.61%	.49%	.68%	.76%	.79%
Expenses net of all reductions, if any	.72% H	.61%	.49%	.68%	.76%	.78%
Net investment income (loss)	(.38)% H	(.17)%	(.03)%	(.10)%	(.31)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$72,483,276	$67,405,448	$59,681,817	$45,272,122	$36,726,496	$48,318,328
Portfolio turnover rate I	26 % H	34% J	22% J	19% J	34% J	41% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Blue Chip Growth Fund Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$249.07	$214.37	$165.45	$133.48	$188.45	$138.50
Income from Investment Operations
Net investment income (loss) A,B	(.41)	(.23)	.10	(.01)	(.37)	(.60)
Net realized and unrealized gain (loss)	24.96	48.64	50.44	32.62	(38.45)	61.04
Total from investment operations	24.55	48.41	50.54	32.61	(38.82)	60.44
Distributions from net investment income	-	(.71) C	-	-	-	-
Distributions from net realized gain	(5.07)	(13.00) C	(1.62)	(.64)	(16.15)	(10.49)
Total distributions	(5.07)	(13.71)	(1.62)	(.64)	(16.15)	(10.49)
Net asset value, end of period	$268.55	$249.07	$214.37	$165.45	$133.48	$188.45
Total Return D,E	9.97%	23.87%	30.85%	24.55%	(22.78)%	45.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.54%	.42%	.59%	.68%	.71%
Expenses net of fee waivers, if any	.65 % H	.54%	.41%	.59%	.68%	.71%
Expenses net of all reductions, if any	.65% H	.54%	.41%	.59%	.68%	.70%
Net investment income (loss)	(.31)% H	(.11)%	.05%	(.01)%	(.23)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,196,300	$6,714,259	$5,558,776	$4,472,770	$4,380,450	$8,634,939
Portfolio turnover rate I	26 % H	34% J	22% J	19% J	34% J	41% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Blue Chip Growth Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$247.14	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(.55)	(.63)
Net realized and unrealized gain (loss)	24.75	38.57
Total from investment operations	24.20	37.94
Distributions from net investment income	-	(.40) D
Distributions from net realized gain	(5.07)	(1.92) D
Total distributions	(5.07)	(2.32)
Net asset value, end of period	$266.27	$247.14
Total Return E,F	9.90%	18.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.77% I	.72% I,J
Expenses net of fee waivers, if any	.77 % I	.72% I,J
Expenses net of all reductions, if any	.77% I	.72% I,J
Net investment income (loss)	(.43)% I	(.35)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$322,383	$11,057
Portfolio turnover rate K	26 % I	34% L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Blue Chip Growth Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$247.26	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(.41)	(.36)
Net realized and unrealized gain (loss)	24.78	38.51
Total from investment operations	24.37	38.15
Distributions from net investment income	-	(.49) D
Distributions from net realized gain	(5.07)	(1.92) D
Total distributions	(5.07)	(2.41)
Net asset value, end of period	$266.56	$247.26
Total Return E,F	9.97%	18.12%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.65% I	.61% I,J
Expenses net of fee waivers, if any	.65 % I	.61% I,J
Expenses net of all reductions, if any	.65% I	.61% I,J
Net investment income (loss)	(.32)% I	(.20)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$9,176,202	$5,596,801
Portfolio turnover rate K	26 % I	34% L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Blue Chip Growth Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Blue Chip Growth, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$1,843,648,387	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 82.7 /18.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.5 - 51.1 / 50.3	Increase
			Enterprise value/Net income (EV/NI)	27.4 - 38.2 / 32.7	Increase
		Market approach	Transaction price	$4.63 - $54.91 / $23.00	Increase
			Discount rate	17.6%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5% - 3.8% / 3.6%	Increase
			Volatility	50.0% - 80.0% / 73.2%	Increase
			Term	1.0 - 5.0 / 2.3	Increase
		Book value	Book value multiple	1.4	Increase
Convertible Corporate Bonds	$58,387,400	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.8	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 75.0% / 33.3%	Increase
		Black scholes	Discount rate	3.7% - 4.2% / 3.7%	Increase
			Volatility	75.0% - 100.0% / 75.0%	Increase
			Term	0.4	Increase
Convertible Preferred Stocks	$2,654,873,201	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 82.7 / 33.8	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	51.1	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$0.90 - $271.56 / $32.97	Increase
			Discount rate	10.0% - 95.0% / 27.0%	Decrease
			Premium rate	10.0% - 65.0% / 37.7%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.6% - 3.8% / 3.7%	Increase
			Volatility	40.0% - 100.0% / 68.3%	Increase
			Term	2.0 - 5.0 / 3.2	Increase
Preferred Securities	$9,806,912	Market approach	Transaction price	$100.00	Increase
			Discount rate	17.6% - 46.9% / 34.5%	Decrease
			Probability rate	0.0% - 75.0% / 35.8%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5% - 4.2% / 3.5%	Increase
			Volatility	55.0% - 100.0% / 62.5%	Increase
			Term	0.4 - 1.0 / 0.9	Increase
Non-Convertible Preferred Stocks	$6,717,869	Market approach	Transaction price	$215.03	Increase
			Premium rate	10.0%	Increase
		Black scholes	Discount rate	3.7%	Increase
			Volatility	85.0%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's  Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation and losses deferred due to wash sales, options and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,531,660,432
Gross unrealized depreciation	(1,382,457,487)
Net unrealized appreciation (depreciation)	$57,149,202,945
Tax cost	$32,370,966,202

The Fund intends to elect to defer to its next fiscal year $811,522,559 of capital losses recognized during the period November 1, 2024 to July 31, 2025, and $107,852,436 of ordinary losses recognized during the period January 1, 2025 to July 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Blue Chip Growth Fund	Revolut Group Holdings, Ltd.	10,434,706	(51,914)
	Spinny Series G Convertible Preferred	8,662,596	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Blue Chip Growth Fund	97,972,164.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

Consolidated Special Purpose Vehicle. The Funds included in the table below hold private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV	% of Fund's Total Assets
Fidelity Blue Chip Growth Fund	Fid FDI 312, LLC	157,756,828.2

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth Fund	12,758,103,942	11,227,511,018

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Blue Chip Growth Fund	1,467,936	242,747,794	335,775,699

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Blue Chip Growth Fund	953,777	215,191,169
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.67
Class C	.67
Blue Chip Growth	.63
Class K	.54
Class I	.67
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.62
Class M	.62
Class C	.62
Blue Chip Growth	.58
Class K	.51
Class I	.62
Class Z	.51

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Blue Chip Growth Fund	Russell 1000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Blue Chip Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .14%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	69,326	12,563
Class M	.25%	.25%	18,800	22
Class C	.75%	.25%	47,617	37,107
			135,743	49,692

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	75,592
Class M	2,589
Class CA	1,242
79,423
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Blue Chip Growth Fund	$1,073,172

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Blue Chip Growth Fund	240,079

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Blue Chip Growth Fund	Borrower	17,517,445	4.27%	266,098

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth Fund	820,483,110	620,514,890	68,979,081

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Blue Chip Growth Fund	34,508

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Blue Chip Growth Fund	65,041
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Blue Chip Growth Fund	105,431	5,699	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Blue Chip Growth Fund	13,981,951
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Consolidated Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Blue Chip Growth Fund	16,309,000	4.59%	2,079
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026	Year ended July 31, 2025A
Fidelity Blue Chip Growth Fund
Distributions to shareholders
Class A	$908,456	$70,438
Class M	121,244	17,850
Class C	158,284	8,569
Blue Chip Growth	1,374,358,882	3,816,391,104
Class K	135,870,776	355,175,421
Class I	5,120,616	7,119
Class Z	115,733,534	3,650,324
Total	$1,632,271,792	$4,175,320,825
A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026	Year ended July 31, 2025A	Six months ended January 31, 2026	Year ended July 31, 2025A
Fidelity Blue Chip Growth Fund
Class A
Shares sold	144,221	170,299	$37,420,504	$37,757,867
Reinvestment of distributions	3,592	306	905,800	70,438
Shares redeemed	(30,437)	(13,417)	(7,898,264)	(2,916,799)
Net increase (decrease)	117,376	157,188	$30,428,040	$34,911,506
Class M
Shares sold	14,695	25,217	$3,766,011	$5,603,881
Reinvestment of distributions	473	78	119,086	17,850
Shares redeemed	(2,345)	(3,937)	(599,554)	(860,390)
Net increase (decrease)	12,823	21,358	$3,285,543	$4,761,341
Class C
Shares sold	26,149	26,703	$6,710,629	$5,932,854
Reinvestment of distributions	630	37	157,764	8,569
Shares redeemed	(2,283)	(2,148)	(591,238)	(455,391)
Net increase (decrease)	24,496	24,592	$6,277,155	$5,486,032
Blue Chip Growth
Shares sold	18,127,401	49,614,739	$4,717,407,737	$10,838,630,621
Reinvestment of distributions	4,907,073	16,660,152	1,242,618,079	3,462,396,207
Shares redeemed	(23,634,017)	(74,061,675)	(6,146,788,918)	(16,128,727,864)
Net increase (decrease)	(599,543)	(7,786,784)	$(186,763,102)	$(1,827,701,036)
Class K
Shares sold	2,655,240	7,567,043	$695,923,880	$1,653,307,661
Reinvestment of distributions	532,826	1,697,164	135,779,969	355,004,226
Shares redeemed	(3,348,044)	(8,237,638)	(876,871,944)	(1,745,391,174)
Net increase (decrease)	(159,978)	1,026,569	$(45,168,095)	$262,920,713
Class I
Shares sold	1,185,508	53,000	$296,942,595	$11,976,596
Reinvestment of distributions	20,242	31	5,116,869	7,119
Shares redeemed	(39,757)	(8,291)	(10,419,727)	(1,700,738)
Net increase (decrease)	1,165,993	44,740	$291,639,737	$10,282,977
Class Z
Shares sold	12,054,684	22,958,409	$3,209,423,880	$4,918,298,465
Reinvestment of distributions	442,526	13,409	111,932,517	3,088,154
Shares redeemed	(707,397)	(336,618)	(186,006,584)	(74,996,563)
Net increase (decrease)	11,789,813	22,635,200	$3,135,349,813	$4,846,390,056
A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.700126.129
BCF-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026